File Nos.  33-72046
                                                                      811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No. 21                               (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
            Amendment No.    188                                          (X)


                        (Check appropriate box or boxes.)

     ALLIANZ LIFE VARIABLE ACCOUNT B
     -------------------------------
        (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     -----------------------------------------------
        (Name of Depositor)

     5701 Golden Hills Drive, Minneapolis, MN                 55416
     -------------------------------------------              -----
     (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 347-6596


     Name and Address of Agent for Service
     -------------------------------------
          Stewart D. Gregg, Second VP & Senior Securities Counsel
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416

     Copies to:
          Stewart D. Gregg
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis, MN  55416
          (763) 765-2913


It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on May 1, 2006 pursuant to paragraph (b)of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

     _____     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of the Proposed Public Offering: May 1, 2006

Title of Securities Registered:
Individual Deferred Variable Flexible Purchase Payment Annuity Contracts

                               Part A - Prospectus

                  THE VALUEMARK(R) II AND THE VALUEMARK(R) III
                         VARIABLE ANNUITY CONTRACTS
                                  ISSUED BY
                      ALLIANZ LIFE(R) VARIABLE ACCOUNT B
                                     AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE "SECTION 11") THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes two individual flexible purchase payment variable deferred annuity contracts (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, our, us).


The Contract is called "flexible purchase payment" because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments we make will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices available under the Separate Account). The Contract is "deferred" because Annuity Payments do not have to begin immediately.

We currently offer the Investment Options listed on the following page. You can invest in up to 15 Investment Options at any one time. We may offer a fixed account as an Investment Choice under our general account. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

AIM
AZL AIM Basic Value Fund
AZL AIM International Equity Fund

AZL FUSION
AZL Fusion Balanced Fund
AZL Fusion Growth Fund
AZL Fusion Moderate Fund

DAVIS
AZL Davis NY Venture Fund(1)
Davis VA Financial Portfolio
Davis VA Value Portfolio(1)

DREYFUS
AZL Dreyfus Founders Equity Growth Fund
AZL Dreyfus Premier Small Cap Value Fund(1)
Dreyfus IP Small Cap Stock Index Portfolio
Dreyfus Stock Index Fund, Inc.

FRANKLIN TEMPLETON
AZL Franklin Small Cap Value Fund
Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund(2)
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

JENNISON
AZL Jennison 20/20 Focus Fund
AZL Jennison Growth Fund
Jennison 20/20 Focus Portfolio

LEGG MASON
AZL Legg Mason Growth Fund
AZL Legg Mason Value Fund

NEUBERGER BERMAN
AZL Neuberger Berman Regency Fund

OPPENHEIMER CAPITAL
AZL OCC Renaissance Fund(3)
AZL OCC Value Fund(3)
OpCap Mid Cap Portfolio(4)

OPPENHEIMER FUNDS
AZL Oppenheimer Developing Markets Fund
AZL Oppenheimer Emerging Growth Fund
AZL Oppenheimer Emerging Technologies Fund
AZL Oppenheimer Global Fund(1)
AZL Oppenheimer International Growth Fund
AZL Oppenheimer Main Street Fund(1)
Oppenheimer Global Securities Fund/VA(1)
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA(1)

PIMCO
AZL PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
PIMCO VIT Total Return Portfolio

PRUDENTIAL
AZL Money Market Fund
SP Strategic Partners Focused Growth Portfolio
SP William Blair International Growth Portfolio

SALOMON BROTHERS
AZL Salomon Brothers Large Cap Growth Fund
AZL Salomon Brothers Small Cap Growth Fund

SELIGMAN
Seligman Smaller-Cap Value Portfolio(1)

VAN KAMPEN
AZL Van Kampen Aggressive Growth Fund
AZL Van Kampen Comstock Fund
AZL Van Kampen Emerging Growth Fund
AZL Van Kampen Equity and Income Fund
AZL Van Kampen Global Franchise Fund
AZL Van Kampen Global Real Estate Fund
AZL Van Kampen Growth and Income Fund
AZL Van Kampen Mid Cap Growth Fund

The name of the Investment Options listed above that are available under the Allianz VIP Trust and the Allianz VIP Fund of Funds Trust, previously beginning with "USAZ", now begin with "AZL" to reflect a name change of the trust from USAllianz to Allianz effective May 1, 2006.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

(1) The Investment Options listed in the table below as "Substituted Funds" are available for additional Purchase Payments and/or transfers only to Owners with Contract Value in these Investment Options on April 30, 2004. We filed an exemptive order application with the Securities and Exchange Commission in April, 2004 requesting an exemptive order permitting the following substitutions:

     INVESTMENT OPTION TO BE REPLACED (THE "SUBSTITUTED        NEW INVESTMENT OPTION, (CLASS 1 SHARES ) (THE
     FUNDS")                                                   "SUBSTITUTE FUNDS")
     --------------------------------------------------------------------------------------------------------------------
     Davis VA Value Portfolio                                  AZL Davis NY Venture Fund

     Seligman Smaller-Cap Value Portfolio                      AZL Dreyfus Premier Small Cap Value Fund

     Oppenheimer Global Securities Fund/VA                     AZL Oppenheimer Global Fund

     Oppenheimer Main Street Fund(R)/VA                        AZL Oppenheimer Main Street Fund

    If the order is issued, the shares of the Substitute Funds will be exchanged for all shares of the corresponding Substituted Funds, and shares of the Substituted Funds will no longer be available through the Contracts. The issuance of an exemptive order is subject to regulatory approval, and it is not certain whether or when an order will be issued. The AZL Investment
    Options listed above offer both Class 1 shares (which do not have a Rule
    12b-1 fee) and Class 2 shares that carry a 0.25% Rule 12b-1 fee. Currently only the Class 2 shares are available. Class 1 shares will be issued in the substitution described above, subject to regulatory approval.

(2) The Franklin Small Cap Value Securities Fund is available for additional
    Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.

(3) The Investment Option name has changed as of September 16, 2005.

     CURRENT NAME                                               PREVIOUS NAME
     ---------------------------------------------------------- ---------------------------------------------------------
     AZL OCC Renaissance Fund                                   USAZ PEA Renaissance Fund

     AZL OCC Value Fund                                         USAZ PEA Value Fund

(4) A fund of the Premier VIT series.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: May 1, 2006

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

TABLE OF CONTENTS

SUMMARY...............................................5
    CONTRACT FEATURES AT A GLANCE.....................5

FEE TABLES............................................8
    CONTRACT OWNER TRANSACTION EXPENSES...............8
    CONTRACT OWNER PERIODIC EXPENSES DURING THE
        ACCUMULATION AND ANNUITY PHASES...............8
    ANNUAL OPERATING EXPENSES OF THE
        INVESTMENT OPTIONS............................9
    EXAMPLES.........................................10

1.  THE VARIABLE ANNUITY CONTRACTS...................11
    OWNERSHIP........................................11

2.  THE ANNUITY PHASE................................13
    INCOME DATE......................................13
    PARTIAL ANNUITIZATION............................13
    ANNUITY OPTIONS..................................14
    ANNUITY PAYMENTS.................................15

3.  PURCHASE.........................................16
    PURCHASE PAYMENTS................................16
    AUTOMATIC INVESTMENT PLAN (AIP)..................16
    ALLOCATION OF PURCHASE PAYMENTS..................16
    TAX-FREE SECTION 1035 EXCHANGES..................17
    ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE..17

4.  INVESTMENT OPTIONS...............................18
    SUBSTITUTION AND LIMITATION ON FURTHER
    INVESTMENTS......................................27
    TRANSFERS........................................27
    EXCESSIVE TRADING AND MARKET TIMING..............28
    DOLLAR COST AVERAGING (DCA) PROGRAM..............30
    FLEXIBLE REBALANCING.............................30
    FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS...31
    VOTING PRIVILEGES................................31

5.  OUR GENERAL ACCOUNT..............................31

6.  EXPENSES.........................................32
    SEPARATE ACCOUNT ANNUAL EXPENSES.................32
    CONTRACT MAINTENANCE CHARGE......................32
    WITHDRAWAL CHARGE................................32
    TRANSFER FEE.....................................34
    PREMIUM TAXES....................................34
    INCOME TAXES.....................................34
    INVESTMENT OPTION EXPENSES.......................34

7.  TAXES............................................35
    ANNUITY CONTRACTS IN GENERAL.....................35
    QUALIFIED CONTRACTS..............................35
    MULTIPLE CONTRACTS...............................36
    PARTIAL 1035 EXCHANGES...........................36
    DISTRIBUTIONS - NON-QUALIFIED CONTRACTS..........36
    DISTRIBUTIONS - QUALIFIED CONTRACTS..............37
    ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS....38
    DEATH BENEFITS...................................38
    WITHHOLDING......................................38
    FEDERAL ESTATE TAXES.............................39
    GENERATION-SKIPPING TRANSFER TAX.................39
    FOREIGN TAX CREDITS..............................39
    ANNUITY PURCHASES BY NONRESIDENT ALIENS AND
        FOREIGN CORPORATIONS.........................39
    POSSIBLE TAX LAW CHANGES.........................39
    DIVERSIFICATION..................................40
    REQUIRED DISTRIBUTIONS...........................40

8.  ACCESS TO YOUR MONEY.............................41
    PARTIAL WITHDRAWAL PRIVILEGE.....................41
    SYSTEMATIC WITHDRAWAL PROGRAM....................41
    THE MINIMUM DISTRIBUTION PROGRAM AND
        REQUIRED MINIMUM DISTRIBUTION (RMD)
        PAYMENTS.....................................42
    SUSPENSION OF PAYMENTS OR TRANSFERS..............42

9.  DEATH BENEFIT....................................43
    DEATH OF THE OWNER...............................43
    DEATH OF THE ANNUITANT...........................43
    DEATH BENEFIT....................................43
    DEATH BENEFIT PAYMENT OPTIONS....................44

10. OTHER INFORMATION................................45
    ALLIANZ LIFE.....................................45
    THE SEPARATE ACCOUNT.............................45
    DISTRIBUTION.....................................45
    ADDITIONAL CREDITS FOR CERTAIN GROUPS............46
    ADMINISTRATION/ALLIANZ SERVICE CENTER............47
    LEGAL PROCEEDINGS................................47
    Financial Statements.............................47

11. GLOSSARY.........................................48

12. TABLE OF CONTENTS OF THE STATEMENT OF
        ADDITIONAL INFORMATION.......................50

13. PRIVACY NOTICE...................................51

APPENDIX A - ANNUAL OPERATING EXPENSES FOR
    EACH INVESTMENT OPTION...........................52

APPENDIX B - CONDENSED FINANCIAL INFORMATION.........56

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

--------------------------------------------------------------------------------

SUMMARY
Definitions for key, capitalized terms appear in section 11, Glossary.


The Contracts are intended for retirement savings or other long-term investment purposes. The Contracts have an Accumulation Phase and an Annuity Phase, provide a guaranteed death benefit, flexible Purchase Payments, withdrawal and annuity features. The Contracts are no longer available for sale. You purchased this annuity as a Non-Qualified Contract or as a Qualified Contract. Qualified Contracts are purchased under certain pension or retirement plans that are tax qualified under the Internal Revenue Code. All other Contracts are called Non-Qualified. These Contracts provide a means for investing on a tax-deferred basis. For Qualified Contracts, tax deferral is already provided through compliance with specialized tax-qualification rules, and you did not receive any additional tax benefit by purchasing the Contract.

CONTRACT FEATURES AT A GLANCE

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PURCHASE REQUIREMENTS
------------------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED
AFTER THE OWNER REACHES AGE 70.

MINIMUM ADDITIONAL PAYMENTS.................$250 (or $100 through the automatic investment plan)

MAXIMUM TOTAL PAYMENTS......................$1 million without prior approval

(See section 3, Purchase - Purchase Payments)
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ANNUITY PAYMENTS
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ANNUITY PAYMENTS............................Select variable Annuity Payments, fixed Annuity Payments, or a combination of both.
AVAILABLE ANNUITY OPTIONS...................Life; life with period certain; joint and last survivor; joint and last survivor with period certain; and refund life.

The Contract allows you to apply some of the Contract Value (Partial
Annuitization) or all of the Contract Value (Full Annuitization) to Annuity
Payments subject to certain restrictions. The maximum number of annuitizations we allow at any one time is five.

For tax purposes, Partial Annuitizations will be treated as withdrawals and not annuity payments. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments and not as withdrawals.

(See section 2, The Annuity Phase)
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INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------
You can invest in up to 15 of the available Investment Options, at any one time.
We may change this in the future, but we will always allow you to invest in at least five Investment Options. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment
Options. The amount of Contract Value you are able to accumulate in the Contract during the Accumulation Phase and the amount of variable Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of the Investment Options you select.

(See section 3, Purchase - Allocation of Purchase Payments; and section 4,
Investment Options)
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TRANSFERS
------------------------------------------------------------------------------------------------------------------------------------
You can make 12 free transfers every year. A transfer fee equal to the lesser of
$25 or 2% of the amount transferred may apply to each transfer after that during the Accumulation Phase.

(See the Fee Tables; section 4, Investment Options - Transfers; and section 6, Expenses - Transfer Fee)
------------------------------------------------------------------------------------------------------------------------------------

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  6

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PENALTY-FREE WITHDRAWALS
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PARTIAL WITHDRAWAL PRIVILEGE................15% of total Purchase Payments less prior withdrawals once each year. If you do not make a withdrawal in a Contract Year you may carry over the 15% to the next Contract Year.

WITHDRAWALS WILL REDUCE THE CONTRACT VALUE AND THE AMOUNTS AVAILABLE UNDER THE
DEATH BENEFIT. WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND IF ANY OWNER IS YOUNGER
THAN AGE 59 1/2, ANY EARNINGS MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX.

(See section 8, Access to Your Money - Partial Withdrawal Privilege)
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WITHDRAWAL CHARGE (DURING ACCUMULATION PHASE ONLY)
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VALUEMARK II CONTRACTS......................5% in the first year after we receive a Purchase Payment, declining to 0% after we have had a Purchase Payment for five complete years.
VALUEMARK III CONTRACTS.....................6% in the first year after we receive a Purchase Payment, declining to 0% after we have had a Purchase Payment for five complete years.

(See the Fee Tables; and section 6, Expenses - Withdrawal Charge)
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SEPARATE ACCOUNT ANNUAL EXPENSES (DURING THE ACCUMULATION AND ANNUITY PHASES)
------------------------------------------------------------------------------------------------------------------------------------
Includes a mortality and expense risk (M&E) charge and an administrative charge.
Calculated as a percentage of the average daily assets invested in a subaccount on an annual basis, and is deducted from Separate Account assets. The M&E charge is 1.25%, the administrative charge is 0.15%, and the total Separate Account annual expenses are 1.40%.

(See the Fee Tables; and section 6, Expenses - Separate Account Annual Expenses)
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CONTRACT MAINTENANCE CHARGE (DURING THE ACCUMULATION AND ANNUITY PHASES)
------------------------------------------------------------------------------------------------------------------------------------
$30 every year, but we waive the charge if the Contract Value is at least $100,000.

(See the Fee Tables; and section 6, Expenses - Contract Maintenance Charge)
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ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS (DURING THE ACCUMULATION AND ANNUITY PHASES)
------------------------------------------------------------------------------------------------------------------------------------
For 2005, these expenses and fees (including Rule 12b-1 fees) ranged, on an annual basis, from 0.27% to 1.70% of an Investment Option's average daily net assets before expense reimbursements and fee waivers.

(See the Fee Tables; section 6, Expenses - Investment Option Expenses; and Appendix A - Annual Operating Expenses for Each
Investment Option)
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PREMIUM TAXES
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Allianz Life is responsible for paying any premium and other similar taxes assessed by states and other governmental entities (for example, municipalities). Premium taxes normally range from 0% to 3.5% of Purchase
Payments. It is our current practice not to make deductions from your Contract to reimburse us for premium taxes until the earliest of: the Income Date if you take a Full Annuitization, full withdrawal, or death.

(See section 6, Expenses - Premium Taxes)
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DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
The death benefit is only available during the Accumulation Phase; however, there may be a lump sum refund due to the Payee during the Annuity Phase if the refund life Annuity Option is in effect.

The death benefit is equal to the surrender value (Contract Value adjusted for any charges) or the greater of: a) a 5% guaranteed increase on total Purchase
Payments less withdrawals before age 81, or b) the highest Contract Value that occurred on any sixth Contract Anniversary before age 81 adjusted for subsequent
Purchase Payments and partial withdrawals.

(See section 9, Death Benefit; and section 2, The Annuity Phase - Annuity Options)
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The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  7

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TAXES
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YOU SHOULD CONSULT A QUALIFIED TAX ADVISER FOR ASSISTANCE IN ALL TAX MATTERS
INVOLVING YOUR CONTRACT. Your earnings are generally not taxed until you take them out. For tax purposes, if you take a withdrawal or otherwise receive a distribution, earnings from a Non-Qualified Contract are generally considered to be withdrawn first and are taxed as ordinary income. If you annuitize a Non-Qualified Contract, a portion of each Annuity Payment may be treated as a partial return of the Purchase Payment(s) and will not be taxed. The remaining portion of the payment will be treated as ordinary income. Once we have paid out all of your Purchase Payments, the entire Annuity Payment is taxable as ordinary income. Annuity Payments from Qualified Contracts will likely be treated as fully taxable ordinary income. For distributions under both Qualified and Non-Qualified Contracts, if any Owner is younger than age 59 1/2 at the time of distribution, you may be charged a 10% federal penalty tax on any Contract earnings. Death benefits are taxable as ordinary income to the Beneficiary and may be subject to estate taxes. Other tax rules and limitations may apply to Qualified Contracts.

(See section 7, Taxes)
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STATE SPECIFIC CONTRACT RESTRICTIONS
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The Contracts are subject to the laws of the state in which they are issued.
Some of the terms of a Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include:

o    availability of Investment Choices, Annuity Options, and/or DCA programs;
o    free look rights;
o    selection of certain Income Dates;
o    restrictions on your ability to make additional Purchase Payments;
o    deductions we make to reimburse us for premium taxes;
o    selection  of certain  assumed  investment  rates  (AIRs) for variable
     Annuity Payments; and
o    transfer rights.

If you would like information regarding state-specific Contract provisions you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.
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PRIVACY POLICY
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WE PLACE A HIGH PRIORITY ON MAINTAINING YOUR TRUST AND CONFIDENCE. A NOTICE OF
THE PRIVACY POLICY FOLLOWED BY ALLIANZ LIFE AND ITS AFFILIATED COMPANIES IS
PROVIDED IN THIS PROSPECTUS TO ENHANCE YOUR UNDERSTANDING OF HOW WE PROTECT YOUR
PRIVACY WHEN WE COLLECT AND USE INFORMATION ABOUT YOU, AND THE STEPS WE TAKE TO
SAFEGUARD THAT INFORMATION.

(See section 13, Privacy Notice)
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INQUIRIES
------------------------------------------------------------------------------------------------------------------------------------
If you have any questions about the Contract or need more information, please contact our Service Center at the phone number or address listed at the back of this prospectus.
--------------------------------------------------------------------------------

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

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FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contracts. Taxes, including deductions we make from the Contract to reimburse us for premium taxes, also may apply, although they do not appear in these tables. It is our current practice not to make deductions from the Contract to reimburse us for premium taxes until the earliest of: the Income Date that you take a Full Annuitization, full withdrawal, or death. For more information see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contracts during the Accumulation Phase, or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES

VALUEMARK II:                                                   VALUEMARK III:
------------------------------------------------------------    ---------------------------------------------------------
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE                 WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE
(as a percentage of each Purchase Payment withdrawn)            (as a percentage of each Purchase Payment withdrawn)

   NUMBER OF COMPLETE YEARS                                       NUMBER OF COMPLETE YEARS
   SINCE PURCHASE PAYMENT                                         SINCE PURCHASE PAYMENT
           RECEIPT                        CHARGE                         RECEIPT                       CHARGE
    --------------------           --------------------            --------------------          --------------------
              0                            5.0%                             0                           6.0%
              1                            5.0%                             1                           5.0%
              2                            4.0%                             2                           4.0%
              3                            3.0%                             3                           3.0%
              4                            1.5%                             4                           1.5%
       5 years or more                     0.0%                      5 years or more                    0.0%

TRANSFER FEE**..............................First 12 transfers in a Contract Year are free. Thereafter, the fee is $25 (or 2% of the amount transferred, if less).
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
* Once each Contract Year, you may take a partial withdrawal of 15% of Purchase Payments received (less prior withdrawals) and we will not assess a withdrawal charge. If you do not take a withdrawal in a Contract Year, you may take that 15% in future years. For more details and additional information on other penalty-free withdrawal options please see the discussion of the partial withdrawal privilege and other information that appears in section 8, Access to Your Money.
** The Contracts provide that if more than three transfers have been made in a Contract Year, we may deduct a transfer fee. Currently, we permit you to make 12 free transfers each Contract Year. Dollar cost averaging and flexible rebalancing transfers do not count against any free transfers we allow. Currently we only deduct the transfer fee during the Accumulation Phase, but we reserve the right to also deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.

CONTRACT OWNER PERIODIC EXPENSES DURING THE ACCUMULATION AND ANNUITY PHASES The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract not, including the Investment Options' fees and expenses.

CONTRACT MAINTENANCE CHARGE***.........................$30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily assets invested in a subaccount on an annual basis.)

                               M&E CHARGE                              1.25%
                               ADMINISTRATIVE CHARGE                   0.15%
                                                                     ----------
                               TOTAL                                   1.40%

*** During the Accumulation Phase, we waive this charge if your Contract Value or total Purchase Payments (less withdrawals) is at least $100,000. Currently, we also waive this charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information see section 6, Expenses - Contract Maintenance Charge.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2005 charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. Current and future total annual operating expenses could be higher or lower than those shown in the table. These expenses are deducted from the Investment Options' assets. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value, and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. The investment advisers for the Investment Options provided this fee and expense information and we did not independently verify it. Please see the Investment Options' prospectuses for more information regarding the fees and expenses of the Investment Options.

                                                                                                 MINIMUM      MAXIMUM
Total annual Investment Option operating expenses*                                           -------------  ------------
(including management fees, distribution or 12b-1 fees,
and other expenses) before fee waivers and expense reimbursements                                 0.27%        1.70%

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The amount of these fees that are deducted from Investment Option assets is reflected in the above table and are disclosed in Appendix A.

Appendix A contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

EXAMPLES
These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The $30 contract maintenance charge is included in the examples as a charge of 0.021% of the average daily assets invested in a subaccount for the most recent calendar year based on the total charges collected under the Contract divided by the total average net assets for the Contract. Please note that this is an average and some Owners may pay more or less than the average.

Transfer fees and deductions we make to reimburse us for premium taxes may apply but are not reflected in these examples.

For additional information, see section 6, Expenses.

VALUEMARK II CONTRACTS:
If you take a full withdrawal at the end of each time period, and assuming a
$10,000 investment and a 5% annual return on your money, you may pay the following expenses for Contracts with:
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR        3 YEARS        5 YEARS      10 YEARS
                                                             --------------------------------------------------------
1.70% (the maximum)                                                $ 740        $1,183         $1,673        $3,432
---------------------------------------------------------------------------------------------------------------------
0.27% (the minimum)                                                $ 597         $ 753          $ 955        $1,997

VALUEMARK III CONTRACTS:
If you take a full withdrawal at the end of each time period, and assuming a
$10,000 investment and a 5% annual return on your money, you may pay the following expenses for Contracts with:
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:             1 YEAR        3 YEARS        5 YEARS       10 YEARS
                                                             --------------------------------------------------------
1.70% (the maximum)                                                $ 825        $1,183         $1,673        $3,432
---------------------------------------------------------------------------------------------------------------------
0.27% (the minimum)                                                $ 682         $ 753          $ 955        $1,977

VALUEMARK II AND VALUEMARK III CONTRACTS:
If you do not take a full withdrawal or if you take a Full Annuitization of the
Contract at the end of each time period, and assuming a $10,000 investment and a
5% annual return on your money, you may pay the following expenses for Contracts with:
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:              1 YEAR        3 YEARS       5 YEARS      10 YEARS
                                                             --------------------------------------------------------
1.70% (the maximum)                                                $ 315         $ 963         $1,636        $3,432
---------------------------------------------------------------------------------------------------------------------
0.27% (the minimum)                                                $ 172         $ 533          $ 918        $1,997

See Appendix B for condensed financial information regarding the Accumulation Unit values.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

--------------------------------------------------------------------------------
1. THE VARIABLE ANNUITY CONTRACTS

This prospectus describes two variable deferred annuity Contracts that are issued by Allianz Life. The Contracts are no longer offered for sale. However, as an existing Owner, you can make additional Purchase Payments to your Contract during the Accumulation Phase subject to certain restrictions.

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and in turn we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contracts benefit from tax deferral. Tax deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you did not receive any additional tax benefit by purchasing the Contract, although it may offer other features that meet your needs.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and subject to certain restrictions you can make additional Purchase Payments. The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date), and it must be the first day of a calendar month. If you apply the entire Contract Value to Annuity Payments we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time.

Your Investment Choices include Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice, however this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase of the Contract depends in large part upon the investment performance of any Investment Options you select.

The Contracts may include a fixed account as a general account Investment Choice. If you select the fixed account, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

OWNERSHIP

OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be IRS or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

CONTINGENT OWNER (VALUEMARK II CONTRACTS ONLY)
In Contracts containing contingent Owner provisions, you can designate a contingent Owner. Any contingent Owner must be the spouse of the Owner.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. However, we do not allow Joint Owners to take Partial Annuitizations. Upon the death of either Joint Owner, the surviving Joint Owner will become the primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. If you take a Partial Annuitization, the Owner must be the Annuitant and we do not allow the Owner to add a joint Annuitant.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

ASSIGNMENT OF A CONTRACT

An authorized request specifying the terms of an assignment of a Contract must be provided to the Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.


NOTE FOR PARTIAL ANNUITIZATIONS: There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant. Partial Annuitizations are not available to Joint Owners.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

--------------------------------------------------------------------------------
2. THE ANNUITY PHASE

You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or sex of the Annuitant(s) is misstated, the amount payable will be the amount that would have been provided at the true age or sex.

INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date must be the first day of a calendar month. The Income Date cannot be later than the month following the later of: a) the Annuitant's 85th birthday, or b) ten years (eight years in Pennsylvania) from the Issue Date. With respect to Valuemark II Contracts, if you did not select an Income Date at Contract issue the Income Date will be the later of: a) the Annuitant's 65th birthday (or 85th birthday for certain Contracts), or b) ten years from Issue Date. We asked you to choose your Income Date when you purchased the Contract. You can change it at any time before the Income Date with 30 days notice to us.

PARTIAL ANNUITIZATION

PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. UNDER A PARTIAL ANNUITIZATION THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS.

You can take Partial Annuitizations as Annuity Payments at any time. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. We will treat amounts you apply to a Partial Annuitization as a partial withdrawal for tax purposes, but the amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value and therefore, the amounts available for withdrawals, additional Annuity Payments and the death benefit. For more information see the discussion of the death benefit that applies to your Contract in section 9, Death Benefit.

ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS A PARTIAL WITHDRAWAL AND NOT AS ANNUITY PAYMENTS FOR TAX PURPOSES. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, on the Business Day you take the full withdrawal, all Annuity Payment streams should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals and not annuity payments for tax purposes, this means that any gains in the entire Contract will be considered to be distributed before Purchase Payments. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire Annuity Payment we make under a Partial Annuitization will most likely be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, any Contract earnings in the Annuity Payments we make under a Partial Annuitization may be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. We may make deductions to reimburse us for premium taxes from partially annuitized amounts. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

IF ANY OWNER DIES AFTER TAKING A PARTIAL ANNUITIZATION, AND ANY PORTION OF THE CONTRACT IS IN THE ACCUMULATION PHASE, AND THERE IS A DEATH BENEFIT AVAILABLE UNDER THE CONTRACT, DEATH BENEFIT PAYMENT OPTION C WILL NOT BE AVAILABLE. FEDERAL LAW REQUIRES THAT ONCE A PARTIAL ANNUITIZATION HAS BEEN TAKEN WE MUST DISTRIBUTE ANY DEATH

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

BENEFIT WITHIN FIVE YEARS OF THE DATE OF DEATH. THEREFORE, SINCE DEATH BENEFIT PAYMENT OPTION C ALLOWS FOR PAYMENT OF THE DEATH BENEFIT AS AN ANNUITY PAYMENT OVER THE LIFETIME OF THE BENEFICIARY, IT IS NOT AVAILABLE IN THIS SITUATION.

ANNUITY OPTIONS
You can choose one of the following Annuity Options or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days prior written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make monthly Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death.

OPTION 2. LIFE ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, we base the remaining guaranteed monthly Annuity Payments on the current value of the Annuity Units and we use the AIR to calculate the present value in most states. For fixed payouts, we calculate the present value of the lump sum using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date in most states. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. This Annuity Option is not available to you under a Partial Annuitization. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Monthly Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH MONTHLY PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. This Annuity Option is not available to you under a Partial Annuitization. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed monthly Annuity Payments, as of the date we receive proof of the last surviving joint Annuitant's death at our Service Center. For variable Annuity Payments, we base the remaining guaranteed monthly Annuity Payments on the current value of the Annuity Units and we use the AIR to calculate the present value in most states. For fixed payouts, we calculate the present value of the lump sum using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date in most states. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

OPTION 5. REFUND LIFE ANNUITY. We will make monthly Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula:

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
    (A)  = Annuity Unit value of the subaccount for that given Investment
           Option when due proof of the Annuitant's death is received at the Service Center.
    (B)  = The amount applied to variable Annuity Payments on the Income Date.
    (C) = Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at the Service Center.
    (D) = The number of Annuity Units used in determining each Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at the Service Center.
    (E)  = Dollar value of first variable Annuity Payment.
    (F)  = Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in-force at the time due proof of the Annuitant's death is received at the Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


ANNUITY PAYMENTS
You can request Annuity Payments as a variable payout, a fixed payout, or a combination of both.

For Valuemark II Contracts, if you do not select an Annuity Option before the Income Date, we will make fixed Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments. For Valuemark III Contracts, if you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2, with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments), except as provided for under Annuity Option 3. If you choose a variable payout, you can invest in up to 15 of the available Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. Currently it is our business practice that the initial Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Annuity Payment would be $50, or less. Guaranteed fixed Annuity Payments are based on the interest rate and the mortality table specified in your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors:
o the Contract Value (less any deductions we make to reimburse us for premium tax) on the Income Date,
o    the age of the Annuitant and any joint Annuitant on the Income Date,
o    the Annuity Option you select,
o the 5% assumed investment rate (AIR) and the mortality table specified in the Contract, and
o    the future performance of the Investment Option(s) you selected.

The AIR is 5%. However, we may agree with you to use a different value. The AIR will never exceed 7%. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Annuity Payment but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF:
o    under Annuity Options 1 and 3, the death of the last surviving Annuitant;
o under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period*;
o under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund;
o    Contract termination.

* If at the death of the last surviving Annuitant we make a lump sum payment of the remaining guaranteed Annuity Payments, this portion of the Contract will terminate upon payment of the lump sum.


--------------------------------------------------------------------------------
3.    PURCHASE

PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase. YOU CANNOT MAKE ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION. The maximum total amount we will accept without our prior approval is $1 million. We reserve the right to decline any Purchase Payment.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN WHAT IS ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70.

This Contract is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan.


AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. The Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change the AIP at any time you want. We need to be notified by the first of the month in order to stop or change the AIP that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Sections 401 or 403(b) of the Internal Revenue Code.


ALLOCATION OF PURCHASE PAYMENTS
We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your most recent Purchase Payment instructions to us. You may change the allocation of future Purchase Payments without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. A change will be effective for Purchase Payments received on or after we receive your notice or instructions. We do not currently accept future allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future.

We reserve the right to limit the number of Investment Options that you may invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future. However, we will always allow you to invest in at least five Investment Options.

If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time. If you submit a Purchase Payment to your registered representative we will not begin processing it until we receive

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006 it at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can exchange all or a portion of one annuity contract for another or a life insurance policy for an annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o    you might have to pay a withdrawal charge on your previous contract;
o    there will be a new withdrawal charge period for this Contract;
o    other charges under this Contract may be higher (or lower); and
o    the benefits may be different.


If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also depend on the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined as of 4:00 p.m. Eastern Time each Business Day and any Purchase Payment received at or after 4:00 p.m. Eastern Time will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount for the previous Business Day; and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day and any charges for taxes.


We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together.*

* For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units as of 4:00 p.m. Eastern Time on the previous Business Day.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

EXAMPLE
o On Wednesday we receive at our Service Center an additional Purchase Payment of $3,000 from you before 4:00 p.m. Eastern Time.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after 4:00 p.m. Eastern Time, it would have received the next Business Day's price.

--------------------------------------------------------------------------------
4. INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS CALL EITHER YOUR REGISTERED REPRESENTATIVE OR US (AT THE TOLL FREE PHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS).

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 expenses. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

The Investment Options currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies. The AZL FusionPortfolios are offered by the Allianz Variable Insurance Products Fund of Funds Trust. Each of the AZL FusionPortfolios is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds. Upon receipt of regulatory approval, each AZL FusionPortfolio may also be permitted to invest in unaffiliated underlying mutual funds and other types of investments.

The AZL FusionPortfolios seek to achieve their investment objective through investment in a combination of underlying investments through an analysis that includes the implementation of a strategic asset allocation recommendation provided by Morningstar(R) Associates, LLC (Morningstar). Morningstar serves as a consultant to the manager, Allianz Life Advisers, LLC, with respect to selecting the underlying investments and the asset allocations among the underlying funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios or their advisers may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact the Service Center.

The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option and the primary investments of each Investment Option.


---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                         ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
AIM                    AZL AIM Basic                                     X            Long-term      At least 65% of total assets
                       Value Fund                                                     growth of      in equity securities of U.S.
                                                                                      capital        issuers that have market
Managed by Allianz                                                                                   capitalizations of greater
Life Advisers, LLC/                                                                                  than $500 million and that
A I M Capital                                                                                        the subadviser believes to
Management, Inc.                                                                                     be undervalued.

                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL AIM                                    X                   Long-term      At least 80% of its assets
                       International                                                  growth of      in a diversified portfolio
                       Equity Fund                                                    capital        of international equity
                                                                                                     securities whose issuers
                                                                                                     are considered by the
                                                                                                     fund's subadviser to
                                                                                                     have strong earnings
                                                                                                     momentum.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
AZL Fusion             AZL Fusion                                                     Long-term      Allocation among the
                       Balanced Fund                                                  capital        underlying investments, to
Managed by Allianz                                                                    appreciation   achieve a range generally
Life Advisers, LLC                                                                    with           from 45% to 55% of assets in
                                                                                      preservation   equity funds with the
                                                                                      of capital     remaining balance invested
                                               X  X  X   X  X  X   X  X  X  X   X     as an          in fixed income funds.
                                                                                      important
                                                                                      consideration
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Fusion              X   X  X   X   X   X   X  X  X  X  X   Long-term      Allocation among the
                       Growth Fund                                                    capital        underlying investments, to
                                                                                      appreciation   achieve a range generally
                                                                                                     from 75% to 85% of assets
                                                                                                     in equity funds with the
                                                                                                     remaining balance invested
                                                                                                     infixed income funds.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Fusion              X  X   X   X   X   X   X  X  X  X  X   Long-term      Allocation among the
                       Moderate Fund                                                  capital        underlying investments, to
                                                                                      appreciation   achieve arange generally
                                                                                                     from 60% to 70% of assets
                                                                                                     in equity funds with the
                                                                                                     remaining balance invested
                                                                                                     in fixed income funds.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Davis                  AZL Davis NY                                      X            Long-term      Invests the majority of
                       Venture Fund                                                   growth of      assets in equity securities
Managed by Allianz                                                                    capital        issued by large companies
Life Advisers, LLC/                                                                                  with market capitalizations
Davis Selected                                                                                       of at least $10 billion.
Advisers, L.P.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Davis       Davis VA                    X                                  Long-term      At least 80% in common stock
Advisors               Financial                                                      growth of      of companies "principally
                       Portfolio                                                      capital        engaged" in financial
                                                                                                     services.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Davis VA Value                                    X            Long-term      Common stock of U.S.
                       Portfolio                                                      growth of      companies with market
                                                                                      capital        capitalizations of at least
                                                                                                     $10 billion, which the
                                                                                                     adviser believes are of high
                                                                                                     quality and whose shares are
                                                                                                     selling at attractive
                                                                                                     prices. Stocks are selected
                                                                                                     with the intention of
                                                                                                     holding them for the long
                                                                                                     term.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  20
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                         ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Dreyfus                AZL Dreyfus                                          X         Long-term      Primarily invests in common
                       Founders                                                       growth of      stocks of large,
                       Equity Growth                                                  capital and    well-established and mature
                       Fund                                                           income         companies. Normally invests
                                                                                                     at least 80% of its net
                                                                                                     assets in stocks that are
Managed by Allianz                                                                                   included in a widely
Life Advisers, LLC/                                                                                  recognized index of stock
Founders Asset                                                                                       market performance. May
Management LLC                                                                                       invest in non-dividend
                                                                                                     paying companies if they
                                                                                                     offer better prospects for
                                                                                                     capital appreciation. May
                                                                                                     invest up to 30% of its
                                                                                                     total assets in foreign
                                                                                                     securities.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Allianz     AZL Dreyfus                                             X      Seeks          Normally invests at least
Life Advisers, LLC/    Premier Small                                                  long-term      80% of its net assets in
The Dreyfus            Cap Value Fund                                                 growth of      stocks of small U.S.
Corporation                                                                           capital        companies.

---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by The         Dreyfus IP                                              X      Match          Invests in a representative
Dreyfus Corporation    Small Cap                                                      performance    sample of stocks included in
                       Stock Index                                                    of the         the S&P Small Cap 600 Index,
                       Portfolio                                                      Standard &     and in futures whose
                                                                                      Poor's Small   performance is related to
                                                                                      Cap 600 Index  the index, rather than
                                                                                                     attempt to replicate the
                                                                                                     index.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Dreyfus Stock                                  X               Match total    Invests in all 500 stocks in
                       Index Fund,                                                    return of      the S&P 500 in proportion to
                       Inc.                                                           the S&P 500    their weighting in the index.
                                                                                      Composite
                                                                                      Stock Price
                                                                                      Index
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Franklin Templeton     AZL Franklin                                            X      Long-term      At least 80% of its net
                       Small Cap                                                      total return   assets in investments of
                       Value Fund                                                                    small capitalization
Managed by Allianz                                                                                   companies with market
Life Advisers, LLC/                                                                                  capitalizations similar to
Franklin Advisory                                                                                    those that comprise the
Services, LLC                                                                                        Russell 2500 index at the
                                                                                                     time of purchase.


---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Franklin                    X                                  Capital        At least 80% of net assets
Advisers, Inc.         Global                                                         appreciation   in investments of
                       Communications                                                 and current    communications companies
                       Securities Fund                                                income         anywhere in the world and
                                                                                                     normally invests primarily
                                                                                                     to predominantly in equity
                                                                                                     securities.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin                                          X            Capital        Invests predominantly in a
                       Growth and                                                     appreciation,  broadly diversified
                       Income                                                         with current   portfolio of equity
                       Securities Fund                                                income as a    securities that the Fund's
                                                                                      secondary      manager considers to be
                                                                                      goal           financially strong but
                                                                                                     undervalued by the market.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin High                           X                      High current   Invests primarily to
                       Income Fund                                                    income with    predominantly in high yield,
                                                                                      capital        lower quality debt
                                                                                      appreciation   securities.
                                                                                      as a
                                                                                      secondary
                                                                                      goal
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin                    X                                  Maximize       Normally invests in debt and
                       Income                                                         income while   equity securities, including
                       Securities Fund                                                maintaining    corporate, foreign and U.S.
                                                                                      prospects      Treasury bonds and stocks
                                                                                      for capital    with dividend yields the
                                                                                      appreciation   manager believes are
                                                                                                     attractive.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  21
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                         ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
--------------------------------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin Large                                 X               Capital        At least 80% of net assets
                       Cap Growth                                                     appreciation   in investments of large
                       Securities Fund                                                               capitalization companies,
                                                                                                     predominantly in equity
                                                                                                     securities. For this Fund,
                                                                                                     large cap companies are
                                                                                                     with market cap values
                                                                                                     within those of the top
                                                                                                     50% of companies in the
                                                                                                     Russell 1000 Index, at the
                                                                                                     time of purchase.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin Real               X                                  Capital        At least 80% of net assets
                       Estate Fund                                                    appreciation   in investments of companies
                                                                                      with current   operating in the real estate
                                                                                      income as a    sector.
                                                                                      secondary
                                                                                      goal
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Franklin                                                   X   Long-term      At least 80% of net assets
Advisory Services,     Rising                                                         capital        in investments of companies
LLC                    Dividends                                                      appreciation   that have paid rising
                       Securities Fund                                                with           dividends, and normally
                                                                                      preservation   invests predominantly in
                                                                                      of capital     equity securities.
                                                                                      as an
                                                                                      important
                                                                                      consideration
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Franklin                                                   X   Long-term      At least 80% of net assets
Advisers, Inc.         Small-Mid Cap                                                  capital        in investments of small
                       Growth                                                         growth         capitalization and mid
                       Securities Fund                                                               capitalization companies.
                                                                                                     For this Fund, small cap
                                                                                                     companies are those with
                                                                                                     market capitalization values
                                                                                                     not exceeding $1.5 billion
                                                                                                     or the highest market
                                                                                                     capitalization value in
                                                                                                     the Russell 2000(R) Index,
                                                                                                     whichever is greater at the
                                                                                                     time of purchase; and mid cap
                                                                                                     companies are companies with
                                                                                                     market capitalization values
                                                                                                     not exceeding $8.5  billion,
                                                                                                     at the time of purchase.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Franklin Small                                          X      Long term      At least 80% of net assets
Advisory Services,     Cap Value                                                      total return   in investments of small
LLC                    Securities Fund                                                               capitalization companies,
                                                                                                     and invests predominantly
                                                                                                     in equity securities of
                                                                                                     companies the manager
                                                                                                     believes are undervalued.
                                                                                                     For this Fund, small cap
                                                                                                     companies are those with cap
                                                                                                     values not exceeding $2.5
                                                                                                     billion, at the time of
                                                                                                     purchase.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Managed by Franklin    Franklin U.S.            X                                     Income         At least 80% of its net
Advisers, Inc.         Government Fund                                                               assets in U.S. government
                                                                                                     securities, primarily fixed
                                                                                                     and variable rate
                                                                                                     mortgage-backed securities,
                                                                                                     a substantial portion of
                                                                                                     which are Ginnie Maes.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Franklin Zero                       X                          As high an     At least 80% of net assets
                       Coupon Fund                                                    investment     in zero coupon debt
                       2010                                                           return as is   securities and normally
                                                                                      consistent     invests primarily to
                                                                                      with capital   predominantly in U.S.
                                                                                      preservation   Treasury issue stripped
                                                                                                     securities and stripped
                                                                                                     securities issued by the
                                                                                                     U.S. government or its
                                                                                                     agencies and authorities.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  22
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                         ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Franklin    Mutual                                      X                  Capital        Invests mainly in U.S. and
Mutual Advisers, LLC   Discovery                                                      appreciation   foreign equity securities,
                       Securities Fund                                                               and substantially in
                                                                                                     undervalued stocks and  to
                                                                                                     a lesser extent in risk
                                                                                                     arbitrage securities and
                                                                                                     distressed companies.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
                       Mutual Shares                                     X            Capital        Invests mainly in equity
                       Securities Fund                                                appreciation,  securities, and
                                                                                      with income    substantially in undervalued
                                                                                      as a           stocks and to a lesser
                                                                                      secondary      extent in risk arbitrage
                                                                                      goal           securities and distressed
                                                                                                     companies.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Managed by Templeton   Templeton                   X                                  Long-term      At least 80% of net assets
Asset Management,      Developing                                                     capital        in emerging market
Ltd.                   Markets                                                        appreciation   investments, and invests
                       Securities Fund                                                               primarily to predominantly
                                                                                                     in equity securities.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Managed by Templeton   Templeton                                   X                  Long-term      At least 80% of net assets
Investment Counsel,    Foreign                                                        capital        in investments of issuers
LLC                    Securities                                                     growth         located outside the U.S.,
                       Fund                                                                          including those in emerging
                                                                                                     markets,  and  normally
                                                                                                     invests predominantly in
                                                                                                     equity securities.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Managed by Templeton   Templeton                                   X                  Long-term      Invests primarily in equity
Global Advisors        Growth                                                         capital        securities of companies
Limited                Securities Fund                                                growth         located anywhere in the
                                                                                                     world, including those in
                                                                                                     the U.S. and in emerging
                                                                                                     markets.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
Jennison               AZL Jennison                                   X               Long-term      At least 80% of its total
                       20/20 Focus                                                    growth of      assets in up to 40
                       Fund                                                           capital        equity-related securities of
                                                                                                     U.S. companies that the
Managed by Allianz                                                                                   subadviser believes have
Life Advisers,                                                                                       strong capital appreciation
LLC/Jennison                                                                                         potential.
Associates LLC
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- -------------- ------------------------------
                       AZL Jennison                                      X            Long-term      At least 65% of its total
                       Growth Fund                                                    growth of      assets in equity-related
                                                                                                     capital securities of companies
                                                                                                     that exceed $1 billion in
                                                                                                     market capitalization at the
                                                                                                     time of investment and that
                                                                                                     the subadviser believes have
                                                                                                     above-average growth prospects.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by             Jennison 20/20                                 X               Long-term      Invests in up to 40 equity
Prudential             Focus Portfolio                                                growth of      securities of U.S. companies
Investments                                                                           capital        that the subadviser believes
LLC/Jennison                                                                                         to have strong capital
Associates LLC                                                                                       appreciation potential.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Legg Mason             AZL Legg Mason                                       X         Maximum        Invests primarily in common
                       Growth Fund                                                    long-term      stocks or securities
                                                                                      capital        convertible into or
Managed by Allianz                                                                    appreciation   exchangeable for common
Life Advisers,                                                                        with minimum   stock. May invest up to 25%
LLC/Legg Mason                                                                        long-term      of total assets in foreign
Capital Management,                                                                   risk to        securities.
Inc.                                                                                  principal
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Legg Mason                                 X               Long-term      Invests primarily in equity
                       Value Fund                                                     growth of      securities that, in the
                                                                                      capital        subadviser's opinion, offer
                                                                                                     the potential for capital
                                                                                                     growth.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Neuberger Berman       AZL Neuberger                                              X   Long-term      Invests mainly in common
                       Berman Regency                                                 growth of      stocks of mid-cap companies,
Managed by Allianz     Fund                                                           capital        with a total market
Life Advisers,                                                                                       capitalization within the
LLC/Neuberger Berman                                                                                 range of the Russell Midcap
Management Inc.                                                                                      Index.

---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  23
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                         ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Oppenheimer Capital    AZL OCC                                                    X   Long-term      At least 65% of total assets
                       Renaissance                                                    growth of      in common stocks of
                       Fund                                                           capital and    companies with below-average
                                                                                      income         valuations whose business
Managed by Allianz                                                                                   fundamentals are expected to
Life Advisers,                                                                                       improve.
LLC/Oppenheimer
Capital LLC
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL OCC Value                                     X            Long-term      At least 65% of its total
                       Fund                                                           growth of      assets in common stocks of
                                                                                      capital and    companies with market
                                                                                      income         capitalizations of more than
                                                                                                     $5 billion at the time of
                                                                                                     investment.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by             OpCap Mid Cap                                              X   Long-term      Invests at least 80% of its
Oppenheimer Capital    Portfolio                                                      capital        net assets in equity
LLC                                                                                   appreciation   securities of companies with
                                                                                                     market capitalizations
                                                                                                     between $500 million and $8
                                                                                                     billion at the time of
                                                                                                     purchase that the adviser
                                                                                                     believes are undervalued.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Oppenheimer Funds      AZL                         X                                  Aggressive     Invests at least 80% of its
                       Oppenheimer                                                    capital        net assets in equity
                       Developing                                                     appreciation   securities of issuers
                       Markets Fund                                                                  throughout the world whose
                                                                                                     principal activities are in
 Managed by Allianz                                                                                  at least three developing
 Life Advisers, LLC/                                                                                 markets.
 OppenheimerFunds,
 Inc.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                                                     X      Capital        Invests mainly in common
                       Oppenheimer                                                    appreciation   stock of U.S. companies that
                       Emerging                                                                      the subadviser believes have
                       Growth Fund                                                                   above-average growth rates.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                         X                                  Long-term      At least 80% of assets in
                       Oppenheimer                                                    capital        common stocks of U.S. and
                       Emerging                                                       appreciation   foreign technology companies
                       Technologies                                                                  believed by the subadviser
                       Fund                                                                          to have significant growth
                                                                                                     potential.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                                        X                   Capital        Invests mainly in common
                       Oppenheimer                                                    appreciation   stocks of companies in the
                       Global Fund                                                                   U.S. and foreign countries,
                                                                                                     including countries with
                                                                                                     developed or emerging
                                                                                                     markets.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                                        X                   Long-term      Common stocks of growth
                       Oppenheimer                                                    capital        companies that are domiciled
                       International                                                  appreciation   outside the U.S. or have
                       Growth Fund                                                                   their primary operations
                                                                                                     outside the U.S.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL                                            X               High total     Common stocks of U.S.
                       Oppenheimer                                                    return         companies of different
                       Main Street                                                                   capitalization ranges,
                       Fund                                                                          currently focusing on
                                                                                                     large-capitalization
                                                                                                     issuers.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by             Oppenheimer                                 X                  Long-term      Securities - mainly common
OppenheimerFunds,      Global                                                         capital        stocks, but also other
Inc.                   Securities                                                     appreciation   equity securities including
                       Fund/VA                                                                       preferred stocks  and
                                                                                                     securities convertible into
                                                                                                     common stock - of U.S. and
                                                                                                     foreign issuers,  currently
                                                                                                     with an emphasis in developed
                                                                                                     markets.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Oppenheimer                            X                       High level     High-yield fixed-income
                       High Income                                                    of current     securities of domestic and
                       Fund/VA                                                        income         foreign issuers.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  24
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                         ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       Oppenheimer                                    X               High total     Invests mainly in common
                       Main Street                                                    return         stocks of U.S. companies of
                       Fund(R)/VA                                                     (which         different capitalization
                                                                                      includes       ranges.
                                                                                      growth in
                                                                                      the value of
                                                                                      its shares
                                                                                      as well as
                                                                                      current
                                                                                      income)
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
PIMCO                  AZL PIMCO                   X                                  Exceed the     Invests substantially in
                       Fundamental                                                    total return   Research Affiliates
                       IndexPLUS                                                      of the S&P     Fundamental 1000 Index
                       Total Return                                                   500            derivateves, backed by a
                       Fund                                                                          portfolio of short and
Managed by by                                                                                        intermediate term fixed
Allianz Life                                                                                         income instruments.
Advisers,
LLC/Pacific
Investment
Management Company
LLC
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by Pacific     PIMCO VIT All               X                                  Maximum real   Invests in institutional
Investment             Asset Portfolio                                                return         class shares of the PIMCO
Management Company                                                                    consistent     Funds and does not invest
LLC                                                                                   with           directly in stocks or bonds
                                                                                      preservation   of other issuers.
                                                                                      of real
                                                                                      capital and
                                                                                      prudent
                                                                                      investment
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                   X                                  Maximum real   Invests in commodity-linked
                       CommodityReal                                                  return         derivative instruments
                       Return                                                         consistent     backed by a portfolio of
                       Strategy                                                       with prudent   inflation-indexed securities
                       Portfolio                                                      investment     and other fixed income
                                                                                      management     instruments.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                          X                           Maximum        At least 80% of its assets
                       Emerging                                                       total          in fixed income instruments
                       Markets Bond                                                   return,        of issuers that economically
                       Portfolio                                                      consistent     are tied to countries with
                                                                                      with           emerging securities markets.
                                                                                      preservation
                                                                                      of capital
                                                                                      and prudent
                                                                                      investment
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                          X                           Maximum        At least 80% of its assets
                       Global Bond                                                    total          in fixed income instruments
                       Portfolio                                                      return,        in at least 3 countries (one
                       (Unhedged)                                                     consistent     of which may be the U.S.),
                                                                                      with           which may be represented by
                                                                                      preservation   futures contracts. Invests
                                                                                      of capital     primarily in securities of
                                                                                      and prudent    issuers located in
                                                                                      investment     economically developed
                                                                                      management     countries.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT High                         X                       Maximum        At least 80% of assets in
                       Yield Portfolio                                                total          high-yield securities ("junk
                                                                                      return,        bonds") rated below
                                                                                      consistent     investment grade, but at
                                                                                      with           least Caa by Moody's or CCC
                                                                                      preservation   by S&P. May invest up to 20%
                                                                                      of capital     of total asets in securities
                                                                                      and prudent    denominated in foreign
                                                                                      investment     currencies.
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT Real                     X                           Maximum real   At least 80% of its net
                       Return                                                         return,        assets in inflation-indexed
                       Portfolio                                                      consistent     bonds of varying maturities
                                                                                      with           issued by the U.S. and
                                                                                      preservation   non-U.S. governments, their
                                                                                      of real        agencies or
                                                                                      capital and    government-sponsored
                                                                                      prudent        enterprises, and
                                                                                      investment     corporations.
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                 25
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                         ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                                            X         Total return   Substantially in S&P 500
                       StocksPLUS(R)                                                  exceeding      derivatives, backed by a
                       Growth and                                                     that of the    portfolio of fixed income
                       Income                                                         S&P 500        instruments.
                       Portfolio
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       PIMCO VIT                          X                           Maximum        At least 65% of total assets
                       Total Return                                                   total          in a diversified portfolio
                       Portfolio                                                      return,        of fixed income instruments
                                                                                      consistent     of varying maturities.
                                                                                      with
                                                                                      preservation
                                                                                      of capital
                                                                                      and prudent
                                                                                      investment
                                                                                      management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Prudential             AZL Money                      X                               Current        At least 80% of total assets
                       Market Fund                                                    income         in portfolio of high
                                                                                      consistent     quality, money market
                                                                                      with           investments. During extended
                                                                                      stability of   periods of low interest
                                                                                      principal      rates, and due in part to
Managed by Allianz                                                                                   Contract fees and expenses,
Life Advisers, LLC/                                                                                  the yield of the AZL Money
Prudential                                                                                           Market Fund may also become
Investment                                                                                           extremely low and possibly
Management, Inc.                                                                                     negative.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by             SP Strategic                                         X         Long-term      At least 65% of total assets
Prudential             Partners                                                       growth of      in equity-related securities
Investments            Focused Growth                                                 capital        of U.S. companies that the
LLC/Jennison           Portfolio                                                                     adviser believes to have
Associates LLC -                                                                                     strong capital appreciation
Alliance Capital                                                                                     potential.
Management
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Managed by             SP William                                 X                   Long-term      Invests primarily in
Prudential             Blair                                                          growth of      equity-related securities of
Investments            International                                                  capital        foreign issuers.
LLC/William Blair &    Growth
Company LLC            Portfolio
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Salomon Brothers       AZL Salomon                                          X         Long-term      At least 80% of its net
                       Brothers Large                                                 growth of      assets in equity securities
                       Cap Growth Fund                                                capital        of companies with large
                                                                                                     market capitalizations,
                                                                                                     similar to companies in the
 Managed by Allianz                                                                                  Russell 1000 Index. Also may
 Life Advisers, LLC                                                                                  invest in preferred stocks,
 /Salomon Brothers                                                                                   warrants and convertible
 Asset Management                                                                                    securities and up to 15% of
 Inc.                                                                                                its assets in securities of
                                                                                                     foreign issuers.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Salomon                                             X      Long-term      At least 80% of its net
                       Brothers Small                                                 growth of      assets in equity securities
                       Cap Growth Fund                                                capital        of companies with small
                                                                                                     market capitalization
                                                                                                     values, at the time of purchase
                                                                                                     not exceeding the greater of
                                                                                                     $3 billion or the highest
                                                                                                     month-end market capitalization
                                                                                                     value of any stock in the
                                                                                                     Russell 2000 Index for the
                                                                                                     previous 12 months.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Seligman               Seligman                                                X      Long-term      At least 80% of net assets
                       Smaller-Cap                                                    capital        in common stocks of "value"
                       Value Portfolio                                                appreciation   companies with small market
Managed by J. & W.                                                                                   capitalization (up to $3
Seligman & Co.                                                                                       billion) at the time of
Incorporated                                                                                         purchase by the portfolio.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
Van Kampen             AZL Van Kampen                                             X   Capital        At least 65% of total assets
                       Aggressive                                                     growth         in common stocks and other
                       Growth Fund                                                                   equity securities the
Managed by Allianz                                                                                   adviser believes have an
Life Advisers,                                                                                       above-average potential for
LLC/Van Kampen Asset                                                                                 capital growth.
Management
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  26
---------------------------------------------- ------------------------------------ ---------------- -----------------------------

                                                         ASSET CATEGORIES
                                               ------------------------------------ ---------------- -----------------------------

Investment Management     Investment           SB S  CE   IT  HB  IE  L  L  L  S  M    Objective(s)       Primary Investments
Company                   Option               ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
Adviser/Sub-Adviser                            ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
                                                                  l
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                                    X            Capital        Invests at least 80% of net
                       Comstock Fund                                                  growth and     assets in common stocks with
                                                                                      income         the potential for capital
                                                                                                     growth and income. May
                                                                                                     invest  up to 25% of total
                                                                                                     assets in foreign
                                                                                                     securities.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                                       X         Long-term      Invests at least 65% of
                       Emerging                                                       capital        total assets in common
                       Growth Fund                                                    appreciation   stocks of emerging growth
                                                                                                     companies. May invest up to 25%
                                                                                                     of total assets in foreign
                                                                                                     securities.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen              X                                  Highest        Invests at least 65% of its
                       Equity and                                                     possible       total assets in
                       Income Fund                                                    income         income-producing equity
                                                                                      consistent     securities. May invest  up
                                                                                      with safety    to 25% ot total assets in
                                                                                      of principal   foreign securities.
                                                                                      with
                                                                                      long-term
                                                                                      growth of
                                                                                      capital as
                                                                                      an important
                                                                                      secondary
                                                                                      objective
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- ----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                         X                       Long term      Invests primarily in a
                       Global                                                         capital        portfolio of publicly traded
                       Franchise Fund                                                 appreciation   equity securities of issuers
                                                                                                     located throughout the world
                                                                                                     that it believes have, among
                                                                                                     other things, resilient
                                                                                                     business franchises and growth
                                                                                                     potential.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen              X                                  Income and     Invests primarily in equity
                       Global Real                                                    capital        securities of companies in
                       Estate Fund                                                    appreciation   the real estate industry,
                                                                                                     including real estate
                                                                                                     investment trusts and real
                                                                                                     estate operating companies
                                                                                                     located  throughout the
                                                                                                     world.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                                    X            Income and     Invests at least 65% of
                       Growth and                                                     long-term      total assets in
                       Income Fund                                                    growth of      income-producing equity
                                                                                      capital        securities, including common
                                                                                                     stocks and convertible
                                                                                                     securities; also in
                                                                                                     non-convertible preferred
                                                                                                     stocks and debt securities
                                                                                                     rated "investment grade."
                                                                                                     May invest  up to 25% ot
                                                                                                     total assets in foreign
                                                                                                     securities.
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       ---------------------- --- -- --- --- --- --- -- -- -- -- -- --------------- -----------------------------
                       AZL Van Kampen                                             X   Capital        At least 80% of net assets
                       Mid Cap Growth                                                 growth         in common stocks and other
                       Fund                                                                          equity securities of mid
                                                                                                     capitalization growth
                                                                                                     companies.
---------------------- ---------------------- --- -- --- --- --- --- -- -- -- -- -- ---------------------------------------------

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006 usually is based on the aggregate assets of the Investment Options or other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others. The amounts we receive under these arrangements may be significant. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you have selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing or tax considerations or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments or Contract Value, or both, at any time and at our sole discretion. The fund companies which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS
You can make transfers among the Investment Choices subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers as you want to each Contract Year. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer:
o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Choice.
o You cannot make a partial transfer if the amount remaining in the Investment Choice would be less than $1,000.
o    Your request for a transfer must clearly state:
     -    which Investment Choices are involved in the transfer; and
     -    how much you wish to transfer.
o After the Income Date, you cannot transfer from a fixed Annuity Option to a variable Annuity Option.
o After the Income Date, you can transfer from a variable Annuity Option to a fixed Annuity Option.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that the exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information see "Excessive Trading and Market Timing" in this section.

If we reject a transfer request, we will call your registered representative to request alternate instructions. If we are unable to contact your registered representative, we will contact you directly.

When you make a transfer request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined as of 4:00 p.m. Eastern Time each Business Day and any transfer request received at or after 4:00 p.m. Eastern Time will receive the next Business Day's Accumulation Unit values.

We reserve the right to modify the transfer provisions subject to applicable state law at any time without prior notice to any party.


The Investment Options may in the future add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner requesting the transfer has engaged or is engaging in market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of

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                                  28

any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND ELECTRONIC TRANSFERS
You can request transfers by telephone, website or by fax. We may allow you to authorize someone else to request transfers by telephone, website or fax on your behalf. We will accept instructions from either you, a contingent Owner, or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, website and/or fax transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than the website. This service may be available to you in the future.

When you make a transfer request by telephone, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. Where you or your authorized representative have not given instructions to a Service Center representative before 4:00 p.m. Eastern Time, even if due to our delay in answering your call, we will consider the request to be received at or after 4:00 p.m. Eastern Time and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.


By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your password, because self-service options will be available to your service provider and registered representative and to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the telephone, fax and/or the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include:
o dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value;
o an adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely; and
o    increased brokerage and administrative expenses.

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                                  29

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain market timing policies and procedures. Under our market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to):
o limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.),
o restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges),
o requiring a minimum time period between each transfer into or out of a particular Investment Option (our current policy, which is subject to change without notice, prohibits "round trips"* with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days),
o not accepting transfer requests made on your behalf by an asset allocation and/or market timing service,
o limiting the dollar amount that may be transferred into or out of any Investment Option at any one time,
o imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options),
o    prohibiting transfers into specific Investment Options, or
o    imposing other limitations or restrictions.

* Round trips are transfers into and out of a particular Investment Option, or transfers out of and back into a particular Investment Option.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.


Currently we attempt to DETER disruptive trading as follows. If the Owner's transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send the Owner a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the Owner to submit all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole opinion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. As such, we attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee that:
o our monitoring will be 100% successful in detecting all potentially disruptive trading activity, and
o revoking the Owner's telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

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                                  30

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of fund shares are subject to acceptance by the relevant Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option if the purchase of shares in the corresponding Investment Option portfolio is not accepted for any reason.


Allianz Life retains some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine an Owner is engaging in disruptive trading, we may revoke their fax transfer privileges. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit the Owner from transferring into that Investment Option.

The retention of some level of discretion by Allianz Life may result in disparate treatment among market timers and it is possible that other Owners could experience adverse consequences if some Owners are able to engage in practices that may constitute market timing that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM

The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to or from a general account Investment Choice. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. Generally, the DCA program requires a $1,500 minimum allocation and participation for at least six months. All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect this program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs:
o    the number of desired transfers has been made;
o you do not have enough money in the Investment Options to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);
o you request to terminate the program (your request must be received at the Service Center by the first of the month to terminate that month); or
o    the Contract is terminated.

If you participate in the DCA program there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing

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                                  31

transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at the Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from the adviser. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions.


VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in the Investment Options as follows:
o You are permitted to cast votes based on the dollar amount of Investment Option shares that you hold through the subaccount Accumulation/Annuity Units in your Contract on the record date. We count fractional votes.
o    We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

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5. OUR GENERAL ACCOUNT

Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.


We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

We may offer a fixed account as an Investment Choice under our general account during the Accumulation Phase. The fixed account is not available for Contracts issued in Washington. Any amounts you allocate to the fixed account become part of our general account. Additionally, any amounts that you allocate to fixed Annuity Payments during the Annuity Phase become part of our general account.

We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

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6.    EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section:


SEPARATE ACCOUNT ANNUAL EXPENSES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the M&E and administrative charges (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. We calculate the charges as a percentage of the average daily assets invested in a subaccount on an annual basis. During both the Accumulation and Annuity Phases the M&E charge is equal to 1.25% on an annual basis and the administrative charge is equal to 0.15% on an annual basis.

MORTALITY AND EXPENSE RISK (M&E) CHARGE
This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.


ADMINISTRATIVE CHARGE
This charge, together with the contract maintenance charge that is explained next, is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE
We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. We deduct this charge on the last day of each Contract Year and we deduct if pro rata from the Investment Choices as set out in your Contract. During the Annuity Phase we will collect a portion of the charge out of each Annuity Payment. This charge cannot be increased.

During the Accumulation Phase, we will not deduct this charge if the Contract Value or the total Purchase Payments (less withdrawals) is at least $100,000 at the time we are to deduct the charge. We also waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

If you take a full withdrawal from your Contract other than on a Contract Anniversary, we will deduct the full contract maintenance charge.

In some states we are not permitted to assess the contract maintenance charge against the general account Investment Choices, during the Annuity Phase, or both.

WITHDRAWAL CHARGE
You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within five complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge for amounts paid out: as Annuity Payments, as death benefits, or as part of a required minimum distribution. (For more information see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution
(RMD) Payments). In the Contract or marketing materials the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

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                                  33

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order:
1. First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for five or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2. Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. For more information, see section 8, Access to Your Money - Partial Withdrawal Privilege.
3. Next, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments. However, we withdraw payments on a FIFO basis, which may help reduce the amount of the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4. Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive and the amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is:

                                        VALUEMARK II:

              NUMBER OF COMPLETE YEARS SINCE
                 PURCHASE PAYMENT RECEIPT                 CHARGE
                 -------------------------       -------------------------
                             0                             5.0%
                             1                             5.0%
                             2                             4.0%
                             3                             3.0%
                             4                             1.5%
                      5 years or more                      0.0%

                                        VALUEMARK III:

              NUMBER OF COMPLETE YEARS SINCE
                 PURCHASE PAYMENT RECEIPT                 CHARGE
                -------------------------        -------------------------
                             0                             6.0%
                             1                             5.0%
                             2                             4.0%
                             3                             3.0%
                             4                             1.5%
                      5 years or more                      0.0%

After we have had a Purchase Payment for five complete years, there is no charge when you withdraw that Purchase Payment. We calculate the withdrawal charge at the time of each withdrawal.

For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct for the withdrawal charge will be a percentage of the requested withdrawal amount. For partial withdrawals we deduct the charge from the remaining Contract Value and we deduct it pro rata from the Investment Choices.

EXAMPLE: Assume you request a partial withdrawal of $1,000 and there is a 5% withdrawal charge. The withdrawal charge is $50.00 for a total withdrawal amount of $1,050.00.

Withdrawals may have tax consequences and, if taken before age 59 1/2, may be subject to a 10% federal penalty tax.

NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

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                                  34

TRANSFER FEE
The Contracts provide that if more than three transfers have been made in a Contract Year, we may deduct a transfer fee. However, we currently allow you to make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of the lesser of $25 or 2% of the amount transferred for each additional transfer. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionally from the source accounts if you transfer less than the entire amount in the accounts. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and the transfer will not currently count against any free transfers we allow.

We reserve the right to charge a fee for all transfers you make after the Income Date.

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. We are responsible for the payment of these taxes. We will make a deduction from your Contract Value equal to the amount we are required to pay for premium tax. Some of these taxes are due on the Issue Date, others are due on the Income Date. It is our current practice not to make deductions from the Contract to reimburse us for the premium taxes we pay until the earliest of the following: upon the Income Date if you take a Full Annuitization, the date of full withdrawal from the Contract, or the date of any Owner's death. We may change this practice in the future and deduct the charge when the tax is due. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options.

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                                  35
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7. TAXES

NOTE: WE HAVE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. THE CONTRACT OFFERS FLEXIBILITY IN HOW DISTRIBUTIONS CAN BE TAKEN FROM THE CONTRACT. NOT ALL OF THESE DISTRIBUTIONS (OR THEIR ATTENDANT TAX CONSEQUENCES) ARE DISCUSSED IN THIS SECTION. IT IS NOT INTENDED AS TAX ADVICE. YOU SHOULD, THEREFORE, CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. WE HAVE INCLUDED ADDITIONAL INFORMATION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION. FOR MORE INFORMATION ON THE TAXATION OF ANNUITY PAYMENTS MADE UNDER A PARTIAL ANNUITIZATION, SEE SECTION 2, THE ANNUITY PHASE - PARTIAL ANNUITIZATIONS.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is referred to as tax deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchased a Contract under a pension or retirement plan that is qualified under the Code, your Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts:

o TRADITIONAL INDIVIDUAL RETIREMENT ANNUITY. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.

o SIMPLIFIED EMPLOYEE PENSION (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

o ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

o TSAS OR 403(B) CONTRACTS. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. 90-24 transfers from existing TSA or 403(b) contracts and funds from plans under the several Internal Revenue Code sections identified in our 403(b)


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     endorsements are the only currently accepted contributions under a TSA or
     403(b) Contract. However, this may change in the future.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under sections of the Code where the assets are invested under this Contract. The plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS Section 72(e)(11) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified contract in any calendar year period.

PARTIAL 1035 EXCHANGES Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. Recent guidance from the Internal Revenue Service (IRS), however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that an exchange can go into an existing annuity contract as well as a new annuity contract. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations) or as Annuity Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Amounts received as a result of a Partial Annuitization are treated as partial withdrawals. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payments, the entire Annuity Payment is taxable as ordinary income.

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Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty Tax. There is an exception to this 10% federal penalty tax for amounts:
1)   paid on or after you reach age 59 1/2;
2)   paid after you die;
3) paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)   paid as annuity payments under an immediate annuity; or
6)   that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified as permitted by the Code before the later of your attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2) distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3) after separation from service, distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;
4) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;
5)   distributions made on account of an IRS levy upon the Qualified Contract;
6) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7) distributions from an IRA made to you (or the Annuitant as applicable) to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year;
8) distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9) for TSA or 403(b) Contracts, or under a qualified plan, distributions made to an employee who has separated from service after age 55; and
10) distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA).

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The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or five years from the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you make any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year, following the year in which you attain age 70 1/2. For TSA or 403(b) Contracts, or under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the entire value of the benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

The following distributions from a TSA or 403(b) Contract are not allowed before age 59 1/2, severance from employment, death or disability:
o salary reduction contributions made in years beginning after December 31, 1988;
o    earnings on those contributions; and
o earnings on amounts held as of the last year beginning before January 1, 1989 (as defined in Section 403(b)(11) of the Code).

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. We do not currently support hardship withdrawals and other liquidity benefits under TSA or 403(b) Contracts.

We do not track contributions by any years that would impact required minimum distributions and exceptions to accessing assets before age 59 1/2 under 403(b) Contracts.


ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a partial or full withdrawal of such amount or portion. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

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"Eligible rollover distributions" from TSA or 403(b) plans and qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS recently announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.


We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

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DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

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8. ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:
o    by taking a withdrawal;
o    by having us make Annuity Payments; or
o    when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined as of 4:00 p.m. Eastern Time each Business Day and any withdrawal request received at or after 4:00 p.m. Eastern Time will receive the next Business Day's Accumulation Unit values.

When you take a full withdrawal, we will process the withdrawal:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price established after receipt of the withdrawal request at our Service Center,
o    less any applicable withdrawal charge,
o    less any deductions we make to reimburse us for premium tax, and
o    less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.


Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) pro rata from the Investment Choices.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the suspension of payments or transfers provision is in effect (see "Suspension of Payments or Transfers" later in this section).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE. WITHDRAWALS FROM TSAS OR 403(B) CONTRACTS MAY BE RESTRICTED (SEE
SECTION 7, TAXES).

PARTIAL WITHDRAWAL PRIVILEGE

Once each Contract Year during the Accumulation Phase you can take a withdrawal of 15% of your total Purchase Payments (less any prior withdrawals) and we will not deduct a withdrawal charge from this amount. If you take a withdrawal of more than your 15% privilege amount, the excess amount may be subject to a withdrawal charge. You may only carry over to the next Contract Year the full 15% privilege amount if you do not take any withdrawal in a Contract Year. If you do not withdraw the full 15% privilege amount in any one Contract Year, you may not carry over the remaining percentage amount to the next year. If you take a withdrawal of more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge. IF YOU PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM, THE PARTIAL WITHDRAWAL PRIVILEGE WILL NO LONGER BE AVAILABLE TO YOU.

The systematic withdrawal or the minimum distribution programs allow you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information see "Systematic Withdrawal Program" and "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" later in this section.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. While the withdrawal charge is in effect, the total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to 9% of your Contract Value determined as of the Business day before we receive your request. You may withdraw any amount you want under this program if your Purchase Payments are no longer subject to the withdrawal charge. However, if you take any additional withdrawals in excess of systematic withdrawals in a Contract Year, those withdrawals will be subject to any applicable withdrawal charge. If you take withdrawals under this program, you may not use the partial withdrawal privilege. For more information see section 6, Expenses - Withdrawal Charge and the discussion of the "Partial Withdrawal Privilege" that appears earlier in this section.


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All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND EXERCISE THE PARTIAL WITHDRAWAL PRIVILEGE AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS

If you own a Qualified Contract, you may elect to participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for Qualified Contracts. We can make payments to you on a monthly, quarterly, or annual basis. If your Contract Value is less than $25,000 we will only make payments annually. RMD payments from this Contract will not be subject to a withdrawal charge, but they will count against your partial withdrawal privilege. Any additional withdrawals in a Contract Year, when combined with RMD withdrawal payments that exceed the partial withdrawal privilege, will be subject to any applicable withdrawal charge.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. THE MINIMUM DISTRIBUTION PROGRAM IS CURRENTLY NOT AVAILABLE UNDER TSA OR 403(B) CONTRACTS.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares;
o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law but not for more than six months.

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9. DEATH BENEFIT

DEATH OF THE OWNER

For Valuemark II Contracts with a contingent owner, if the Owner dies during the Accumulation Phase the contingent Owner becomes the Owner and the Contract continues in the same manner as it did before the Owner's death. For all other Contracts, if any Owner (whether of not they are an Annuitant) dies during the Accumulation Phase, Allianz Life will pay a death benefit to the Beneficiary. In the case of Joint Owners, if one Joint Owner dies, the surviving Joint Owner will be considered the Beneficiary. We will treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.

We will not pay a death benefit if any Owner dies during the Annuity Phase. If there is more than one Owner (Joint Owners or a contingent owner) and one Owner dies during the Annuity Phase, the remaining Owner becomes the Owner. If all Owners die during the Annuity Phase, the Beneficiary becomes the Owner.

If any Owner who is not an Annuitant dies during the Annuity Phase, any remaining Annuity Payments under the selected Annuity Option will continue at least as rapidly as they were being paid at the Owner's death. If any Owner who is also an Annuitant dies during the Annuity Phase, any remaining amounts payable will be as provided for in the selected Annuity Option and will be paid at least as rapidly as they were being paid at the Owner's death. For more information regarding the amounts payable upon the death of the Owner/Annuitant, please see section 2, The Annuity Phase.

DEATH OF THE ANNUITANT
If the Annuitant who is not an Owner dies during the Accumulation Phase, the Owner will become the Annuitant unless the Owner designates another Annuitant within 30 days of the death of the Annuitant. However, if the Contract is owned by a non-individual (for example, a qualified plan or trust) and the Annuitant dies during the Accumulation Phase on all currently offered Contracts:

o    we will treat the death of the Annuitant as the death of the Owner,
o    we will pay a death benefit to the Beneficiary, and
o    a new Annuitant may not be named.

If the Annuitant (whether or not they are an Owner) dies during the Annuity Phase, any remaining amounts payable will be as provided for in the selected Annuity Option and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information regarding the amounts payable upon the death of the Annuitant, please see section 2, The Annuity Phase.

DEATH BENEFIT
We will determine the value of the death benefit as of the end of the Business Day we receive both due proof of death and a payment election form at our Service Center. We guarantee that the value of the death benefit at the time we process it will be at least equal to the greater of: a) the surrender value, or
b) the guaranteed minimum death benefit.

The surrender value: the Contract Value reduced by the sum of: (i) any deductions we make to reimburse us for premium taxes; (ii) any applicable contract maintenance charge; and (iii) any applicable withdrawal charge.

The guaranteed minimum death benefit: the greater of (a) or (b) where:
(a) is the sum of all Purchase Payments received, less any withdrawals (including any withdrawal charge) and Partial Annuitizations, increased by 5% on each Contract Anniversary before the older Owner's 81st birthday or the date of death.
(b) is the greatest Contract Value that occurred on any sixth Contract Anniversary before the older Owner's 81st birthday or the date of death, plus any Purchase Payments received on or after that sixth Contract Anniversary, less any withdrawals (including any withdrawal charges) and Partial Annuitizations on or after that sixth Contract Anniversary.

Beginning on the older Owner's 81st birthday, the guaranteed minimum death benefit will only be increased by subsequent Purchase Payments received and decreased by subsequent additional withdrawals (including any applicable withdrawal charges) and Partial Annuitizations.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name at the then current Contract Value, or if greater, the death benefit value. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If a lump sum payment is requested, we will pay the amount within seven days of receipt of proof of death and the valid election, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or state forms.

OPTION A: lump sum payment of the death benefit.

OPTION B: payment of the entire death benefit within five years of the date of any Owner's death.


OPTION C: if the Beneficiary is an individual, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. THIS OPTION IS NOT AVAILABLE IF YOU TOOK A PARTIAL ANNUITIZATION.

Any portion of the death benefit not applied to an Annuity Option within one year of the date of the Owner's death must be distributed within five years of the date of death.

If a non-individual is named as an Owner, then the death of any Annuitant shall be treated as the death of an Owner solely for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  45
--------------------------------------------------------------------------------
10. OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We offer fixed and variable annuities, individual and group life insurance, long-term care insurance and health insurance products. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz Aktiengesellschaft Holding (Allianz
AG), a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. The obligations of the Separate Account are not generalized obligations of Allianz Life.


DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), previously USAllianz Investor Services, LLC, a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the NASD, Inc. Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. Two of these selling firms, USAllianz Securities, Inc., and Questar Capital Corporation, are our affiliates. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial under their distribution plans in consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of the Investment Options may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable for Contract sales by the registered representatives of the selling firms is expected not to exceed 6% of Purchase Payments. Sometimes, we enter into an agreement with the selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6% of Purchase Payments).


The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  46
We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o    marketing services and increased access to registered representatives;
o    sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o    the cost of client meetings and presentations; and
o    other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o    the broker/dealer firm's registered representative and customer profile;
     and
o the prominence of the broker/dealer firm in its marketing channel and its reputation.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.

Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including these Contracts) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.


We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Separate Account.


ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.


The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

ADMINISTRATION/ALLIANZ SERVICE CENTER
Delaware Valley Financial Services, LLC (DVFS) performs certain administrative services regarding the Contracts. DVFS is a wholly-owned subsidiary of Allianz Life. The Service Center is located at 300 Berwyn Park, Berwyn, Pennsylvania. The administrative services performed by the Service Center include:
o    Issuance of the Contracts,
o    Maintenance of Owner records,
o Processing and mailing of account statements and other mailings to Owners, and
o    Routine customer service including:
     -    Responding to Owner correspondence and inquiries,
     -    Processing of Contract changes,
     -    Processing withdrawal requests (both partial and total), and
     -    Processing annuitization requests.

Historically we have compensated DVFS based on a specified fee per transaction and an additional negotiated fee for enhancements to computer systems used to process our business. Currently we are on a cost basis. For the past three calendar years Allianz Life Financial has paid DVFS $71,043,174 for performing administrative services regarding the Contracts.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no legal proceedings pending or threatened to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contract, or Allianz Life Financial's ability to perform its contract.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

--------------------------------------------------------------------------------
11.   GLOSSARY

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and they can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed or a combination of both variable and fixed.


ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates at Contract issue to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract corresponding to this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.


CONTRACT ANNIVERSARY - a 12 month anniversary of the Issue Date of your Contract.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing with the Issue Date and each Contract Anniversary thereafter.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date as shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - a Non-Qualified Contract can be owned by up to two Owners. We do not allow Joint Owners to take Partial Annuitizations.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.


OWNER - "you," "your" and "yours". The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

PARTIAL ANNUITIZATION - this occurs when you apply only part of the Contract Value to Traditional Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant. Partial Annuitizations are not available to Joint Owners.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.


QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA, 403(b), or "90-24 transfer" contracts). Qualified Contracts include, but may not be limited to, to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and TSA, 403(b) transfer Contracts ("90-24 transfers").

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


SERVICE CENTER - the Allianz Service Center. Our Service Center address and phone number are listed at the back of this prospectus.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

--------------------------------------------------------------------------------
12.   TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

ALLIANZ LIFE..........................................2

EXPERTS...............................................2

LEGAL OPINIONS........................................2

DISTRIBUTOR...........................................2

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3

FEDERAL TAX STATUS....................................3
    General...........................................3
    Diversification...................................4
    Owner Control.....................................4
    Contracts Owned by Non-Individuals................5
    Income Tax Withholding............................5
    Required Distributions............................5
    Qualified Contracts...............................5

ANNUITY PROVISIONS....................................6
    Annuity Units/Calculating Annuity Payments........7

MORTALITY AND EXPENSE RISK GUARANTEE..................7

FINANCIAL STATEMENTS..................................7

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

--------------------------------------------------------------------------------
13. PRIVACY NOTICE

A NOTICE ABOUT YOUR NONPUBLIC FINANCIAL AND HEALTH INFORMATION (JANUARY 2006)

PRIVACY NOTICE REVISIONS:
Our privacy and security policies have not changed. However, changes have been made to our privacy notice to make the policies clear.
o The "We Collect Information About You" section now includes a reference to your agent.
o The "We May Disclose Information About You" section has been changed, so that you know when your information may be shared with affiliated or non-affiliated companies.
o We do not sell or disclose your information to anyone for marketing purposes. We have added a section stating this.
o The "Access and/or Correction of Your Information" section has been expanded.

WE CARE ABOUT YOUR PRIVACY!

This notice is required by federal and state privacy laws. It describes the privacy policy of Allianz and its family of companies listed below. Your privacy is a high priority for us. It will be treated with the highest degree of confidentiality. We need to collect certain information from you so that we can provide insurance products to you. We are committed to maintaining the privacy of this information in accordance with law. All persons with access to this information must follow this policy.

WE COLLECT INFORMATION ABOUT YOU. THIS INCLUDES:
o INFORMATION FROM YOU - from forms such as applications, claim forms, or other forms.
o INFORMATION ABOUT YOUR TRANSACTIONS WITH US - such as your account balances and payment history.
o INFORMATION FROM THIRD PARTIES - including your doctor(s) and insurance agent, as well as consumer reporting agencies.

WE MAY DISCLOSE INFORMATION ABOUT YOU:

We disclose information such as your name, address, and policy information:
o TO OUR SERVICE PROVIDERS. Information may be shared with persons or companies who collect premiums, investigate claims or administer benefits.
o TO AFFILIATED AND NONAFFILIATED COMPANIES. Information may be shared with such companies who service your policy(s).
o AS PERMITTED OR REQUIRED BY LAW. Information may be shared with government and law enforcement agencies.
o IN OTHER CIRCUMSTANCES. We provide information to other persons or companies in order to issue or service your policy. These include medical providers, your insurance agent, and consumer reporting agencies. Consumer reporting agencies may retain your information and disclose it to others.

WE DO NOT DISCLOSE YOUR INFORMATION FOR MARKETING PURPOSES: For this reason, no "opt-in" or "opt-out" election is required.

CONFIDENTIALITY AND SECURITY OF YOUR INFORMATION:
We protect your information. The only persons who have access to your information are those who must have it to provide our products and services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information.

INFORMATION ABOUT OUR FORMER CUSTOMERS:
We secure the information we retain about our former customers. Any disclosure of that information must be as described in this notice. We do not disclose information about our former customers except as allowed or required by law.

ACCESS AND/OR CORRECTION OF YOUR INFORMATION:
You have a right to access and request correction of your information that is retained by us. Such requests must be made to us in writing. We will respond to your request within 30 days. Access rights do not apply to information collected for (1) claim process; or (2) civil or criminal proceedings.

NOTIFICATION OF CHANGE:
If we revise our privacy practices in the future, we will notify you prior to the changes.

ALLIANZ CONTACT INFORMATION:
If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

    Allianz Life Insurance Company of North America
    PO Box 1344
    Minneapolis, MN 55440-1344


ALLIANZ FAMILY OF COMPANIES:
o    Allianz Life Insurance Company of North America
o    Allianz Life Financial Services, LLC
o    Allianz Individual Insurance Group, LLC

                                                           M40018 (R-1/2006)

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

--------------------------------------------------------------------------------
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
      EACH INVESTMENT OPTION
This table describes in detail the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with Allianz Life.


                                      ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS OR EXPENSE
                                                          REIMBURSEMENTS
                                     ---------------------------------------------------------
                                                                                                              TOTAL ANNUAL
                                                                                                               OPERATING
                                                                                                               EXPENSES
                                                                                                AMOUNT OF       AFTER
                                                                                               CONTRACTUAL    CONTRACTUAL
                                                                                               FEE WAIVERS    FEE WAIVERS
INVESTMENT OPTION                   MANAGEMENT   RULE 12b-1   SERVICE    OTHER                     AND        OR EXPENSE
                                       FEES        FEES*       FEES     EXPENSES     TOTAL   REIMBURSEMENTS  REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------------
AZL AIM Basic Value Fund(1)             .75%       .25%         -         .20%       1.20%          -%         1.20%
-------------------------------------------------------------------------------------------------------------------------
AZL AIM International Equity Fund(1)    .90        .25           -        .35        1.50          .05          1.45
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund - Class       .75          -           -        .20         .95            -           .95
1(1),(8),(9)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Davis NY Venture Fund - Class       .75        .25           -        .20        1.20            -          1.20
2(1),(8)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Davis VA Financial Portfolio(7)         .75          -           -        .10         .85            -           .85
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Davis VA Value Portfolio(7)             .75          -           -        .06         .81            -           .81
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Founders Equity Growth      .80        .25           -        .17        1.22          .02          1.20
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap Value     .90          -           -        .27        1.17          .02          1.15
Fund - Class 1(1),(8),(9)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Dreyfus Premier Small Cap Value     .90        .25           -        .27        1.42          .07          1.35
Fund - Class 2(1),(8)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Dreyfus IP Small Cap Stock Index        .35        .25           -          -         .60            -           .60
Portfolio - Service Shares
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. -        .25          -           -        .02         .27            -           .27
Initial Shares
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Franklin Small Cap Value Fund(1)    .75        .25           -        .15        1.15            -          1.15
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications          .58          -           -        .07         .65            -           .65
Securities Fund - Class 1(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income              .48          -           -        .03         .51            -           .51
Securities Fund - Class 1(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class       .56          -           -        .04         .60            -           .60
1(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund -       .46          -           -        .02         .48            -           .48
Class 1(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth               .73          -           -        .03         .76            -           .76
Securities Fund - Class 1(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class       .47          -           -        .02         .49            -           .49
1(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends               .62          -           -        .02         .64          .02           .62
Securities Fund - Class 1(2),(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth           .48          -           -        .28         .76          .02           .74
Securities
Fund - Class 1(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities     .52          -           -        .17         .69          .05           .64
Fund - Class 1(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin U.S. Government Fund -         .49          -           -        .03         .52            -           .52
Class 1(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon Fund 2010 -        .62          -           -        .07         .69            -           .69
Class 1(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund -      .80          -           -        .23        1.03            -          1.03
Class 1
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -         .60          -           -        .18         .78            -           .78
Class 1
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets           1.24          -           -        .29        1.53            -          1.53
Securities
Fund - Class 1
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -     .65          -           -        .17         .82          .05           .77
Class 1(3)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -      .75          -           -        .07         .82            -           .82
Class 1(2)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Jennison 20/20 Focus Fund(1)        .80        .25           -        .17        1.22          .02          1.20
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Jennison Growth Fund(1)             .80        .25           -        .23        1.28          .08          1.20
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio -        .75        .25           -        .27        1.27            -          1.27
Class 2(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Growth Fund(1)           .85        .25           -        .21        1.31          .01          1.30
-------------------------------------------------------------------------------------------------------------------------

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  53

                                      ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS OR EXPENSE
                                                          REIMBURSEMENTS
                                     ---------------------------------------------------------
                                                                                                              TOTAL ANNUAL
                                                                                                               OPERATING
                                                                                                               EXPENSES
                                                                                                AMOUNT OF       AFTER
                                                                                               CONTRACTUAL    CONTRACTUAL
                                                                                               FEE WAIVERS    FEE WAIVERS
INVESTMENT OPTION                   MANAGEMENT   RULE 12b-1   SERVICE    OTHER                     AND        OR EXPENSE
                                       FEES        FEES*       FEES     EXPENSES     TOTAL   REIMBURSEMENTS  REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Legg Mason Value Fund(1)            .75        .25           -        .20        1.20            -          1.20
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Neuberger Berman Regency            .75        .25           -        .30        1.30            -          1.30
Fund(1),(6)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL OCC Renaissance Fund(1)             .75        .25           -        .19        1.19            -          1.19
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL OCC Value Fund(1)                   .75        .25           -        .20        1.20            -          1.20
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
OpCap Mid Cap Portfolio(11)             .80          -           -        .74        1.54          .47          1.07
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Developing Markets     1.25        .25           -        .20        1.70          .05          1.65
Fund(1),(6)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Emerging Growth         .85        .25           -        .25        1.35            -          1.35
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Emerging                .84        .25           -        .26        1.35            -          1.35
Technologies Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund -           .90          -           -        .30        1.20            -          1.20
Class 1(1),(8),(9)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Global Fund - Class     .90        .25           -        .30        1.45            -          1.45
2(1),(8)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer International           .84        .25           -        .42        1.51          .06          1.45
Growth Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street Fund -      .80          -           -        .23        1.03          .08           .95
Class 1(1),(8),(9)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Oppenheimer Main Street Fund -      .80        .25           -        .23        1.28          .08          1.20
Class 2(1),(8)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities           .63          -           -        .04         .67            -           .67
Fund/VA(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA(7)      .72          -           -        .03         .75            -           .75
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA(7)   .65          -           -        .02         .67            -           .67
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL PIMCO Fundamental IndexPLUS         .75        .25           -        .20        1.20            -          1.20
Total Return Fund(1),(6)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio -         .20          -         .15        .86        1.21          .01          1.20
Admin. Class(5),(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn           .49          -         .15        .94        1.58          .68           .90
Strategy Portfolio - Admin.
Class(7),(10)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Emerging Markets Bond         .45          -         .15        .41        1.01          .01          1.00
Portfolio - Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Global Bond Portfolio         .25          -         .15        .50         .90            -           .90
(Unhedged) - Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -        .25          -         .15        .35         .75            -           .75
Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -       .25          -         .15        .26         .66            -           .66
Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT StocksPLUS(R) Growth and      .40          -         .15        .10         .65            -           .65
Income Portfolio - Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -      .25          -         .15        .25         .65            -           .65
Admin. Class(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Money Market Fund(1)                .35        .25           -        .14         .74            -           .74
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SP Strategic Partners Focused           .90        .25           -        .39        1.54          .07          1.47
Growth Portfolio - Class 2(4),(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SP William Blair International          .85        .25           -        .28        1.38            -          1.38
Growth Portfolio - Class 2(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Salomon Brothers Large Cap          .80        .25           -        .16        1.21          .01          1.20
Growth Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Salomon Brothers Small Cap          .85        .25           -        .25        1.35            -          1.35
Growth Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value             1.00          -           -        .13        1.13            -          1.13
Portfolio -
Class 1(7)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Aggressive Growth        .90        .25           -        .18        1.33          .03          1.30
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Comstock Fund(1)         .74        .25           -        .20        1.19            -          1.19
-------------------------------------------------------------------------------------------------------------------------

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  54

                                      ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS OR EXPENSE
                                                          REIMBURSEMENTS
                                     ---------------------------------------------------------
                                                                                                              TOTAL ANNUAL
                                                                                                               OPERATING
                                                                                                               EXPENSES
                                                                                                AMOUNT OF       AFTER
                                                                                               CONTRACTUAL    CONTRACTUAL
                                                                                               FEE WAIVERS    FEE WAIVERS
INVESTMENT OPTION                   MANAGEMENT   RULE 12b-1   SERVICE    OTHER                     AND        OR EXPENSE
                                       FEES        FEES*       FEES     EXPENSES     TOTAL   REIMBURSEMENTS  REIMBURSEMENTS

-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Emerging Growth          .85        .25           -        .17        1.27          .07          1.20
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Equity and Income        .75        .25           -        .19        1.19            -          1.19
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Franchise         .95        .25           -        .23        1.43            -          1.43
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Global Real Estate       .90        .25           -        .20        1.35            -          1.35
Fund(1),(6)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Growth and Income        .76        .25           -        .19        1.20            -          1.20
Fund(1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
AZL Van Kampen Mid-Cap Growth           .83        .25           -        .22        1.30            -          1.30
Fund(1)
-------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified in footnote (8).

(1) Allianz Life Advisers, LLC ("AZL"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through May 1, 2007. The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of Other Expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limitation noted above. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the previous three years.
(2)  The Fund administration fee is paid indirectly through the management fee.
(3) For the Franklin Rising Dividends, Franklin Small-Mid Cap Growth Securities, Franklin Small Cap Value Securities and Templeton Foreign Securities Funds, the managers have agreed in advance to make estimated reductions of 0.02%, 0.02%, 0.05% and 0.05%, respectively, in their fees to reflect reduced services resulting from the Investment Options' investment in a Franklin Templeton money fund for cash management. The reduction is not voluntary and is required by the Investment Options' Board of Trustees and an exemptive order of the Securities and Exchange Commission.
(4) The investment adviser voluntarily agreed to reimburse expenses that exceeded 1.65% effective July 1, 2005. These reimbursements are voluntary and may be terminated at any time.
(5) PIMCO has contractually agreed, for the Portfolio's current calendar year (12/31), to reduce total annual operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 1.20% of average daily net assets for the PIMCO VIT All Asset Portfolio. Under the Expense Limitation Agreement, which renews annually for a full calendar year unless terminated by PIMCO upon at least 30 days' notice prior to calendar year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. PIMCO has elected to continue the Expense Limitation Agreement for the calendar year ending 12/31/2006.
(6) The AZL Neuberger Berman Regency Fund, AZL Oppenheimer Developing Markets Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund and the AZL Van Kampen Global Real Estate Fund commenced operations as of May 1, 2006. The expenses shown above for these Investment Options are estimated for the current calendar year.
(7) We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is 0.25% of the average aggregate amount invested by us in the Investment Options on a monthly basis.
(8) The AZL Davis NY Venture Fund, AZL Dreyfus Premier Small Cap Value Fund, AZL Oppenheimer Global Fund, and the AZL Oppenheimer Main Street Fund each have Class 1 shares and Class 2 shares. Class 2 shares of each Fund pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(9)  Not currently available.
(10) PIMCO has contractually agreed, for the portfolio's current fiscal year (12/31), to waive its administrative fee, or reimburse the portfolio, to the extent that, due to organizational expenses and/or the payment of the portfolio's pro rata share of Trustees' fees, the total portfolio operating expenses exceed 0.8949% of the portfolio's average net assets. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to the fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. (11) OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015.

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

This table describes in detail the annual expenses for each of the AZL FusionPortfolios. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the AZL FusionPortfolios do not pay service fees or 12b-1 fees. The underlying funds of the AZL FusionPortfolios may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

                             ANNUAL INVESTMENT OPTION OPERATING
                               EXPENSES BEFORE FEE WAIVERS OR
                                   EXPENSE REIMBURSEMENTS
                            --------------------------------------
                                                                                                          TOTAL ANNUAL
                                                                                                            OPERATING
                                                                                                            EXPENSES
                                                                    UNDERLYING               AMOUNT OF        AFTER
                                                                      FUND        TOTAL     CONTRACTUAL     CONTRACTUAL
                                          RULE                      EXPENSES      ANNUAL    FEE WAIVERS    FEE WAIVERS
                              MANAGEMENT  12B-1    OTHER            AND 12B-1    OPERATING     AND         OR EXPENSE
 INVESTMENT OPTION              FEES      FEES*   EXPENSES  TOTAL    FEES**     EXPENSES   REIMBURSEMENTS  REIMBURSEMENTS
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced             .20%      -%       .30%     .50%      1.02%      1.52%         .20%          1.32%
Fund(1),(2)

------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund(1),(2)   .20       -        .18      .38       1.19       1.57          .08           1.49
------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate             .20       -        .22      .42       1.10       1.52          .12           1.40
Fund(1),(2)
------------------------------------------------------------------------------------------------------------------------

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
** These expenses include an arithmetic average of the expenses and 12b-1 fees of the underlying funds.
(1) Allianz Life Advisers, LLC ("AZL"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.30% through at least May 1, 2007. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to outside trustees. The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of Other Expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the calendar year in which the corresponding reimbursement to the Investment Option was made.
(2) Persons with Contract Value allocated to the AZL FusionPortfolios will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses, ranging from 1.02% to 1.19 % after contractual fee waivers and reimbursements are an estimate computed by determining the arithmetic average of the expense ratios of the underlying funds that are available for each Investment Option to purchase. The AZL FusionPortfolios, at the discretion of the Manager, may assign larger weightings to certain funds and may invest in underlying funds not included in this calculation. The range of fees for the underlying funds before contractual fee waivers and reimbursements of the Fund is from 0.65% to 1.45%. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL FusionPortfolios, and the Portfolios do not pay service fees or 12b-1 fees.


The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

--------------------------------------------------------------------------------

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information is reflected in the tables below. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the phone number or address listed at the back of this prospectus.


The AZL Neuberger Berman Regency Fund, OpCap Mid Cap Portfolio, AZL Oppenheimer Developing Markets Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund, and the AZL Van Kampen Global Real Estate Fund commenced operations under this Contract as of May 1, 2006. There are no Accumulation Units shown for these Investment Options.

(Number of Accumulation Units in thousands)

                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL AIM Basic Value Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      7.565           98
          12/31/03      7.565      9.923          189
          12/31/04      9.923     10.846          211
          12/31/05     10.846     11.261          172
AZL AIM International Equity Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      8.084            9
          12/31/03      8.084     10.135           20
          12/31/04     10.135     12.205           38
          12/31/05     12.205     14.005           79
AZL Fusion Balanced Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA         NA           NA
          12/31/05         NA     10.630           92


                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Fusion Growth Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA         NA           NA
          12/31/05         NA     11.105           38
AZL Fusion Moderate Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA         NA           NA
          12/31/05         NA     10.808          111
AZL Davis NY Venture Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA     10.443          179
          12/31/02     10.443      7.808          248
          12/31/03      7.808      9.965          279
          12/31/04      9.965     10.864          393
          12/31/05     10.864     11.750          508

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Davis VA Financial Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      9.652            6
          12/31/03      9.652     12.578           24
          12/31/04     12.578     13.683           26
          12/31/05     13.683     14.624           39
Davis VA Value Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      7.967           88
          12/31/03      7.967     10.193          247
          12/31/04     10.193     11.291          243
          12/31/05     11.291     12.186          212
AZL Dreyfus Founders Equity Growth Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA        NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA     10.526          102
          12/31/02     10.526      7.193          131
          12/31/03      7.193      8.813          188
          12/31/04      8.813      9.361          160
          12/31/05      9.361      9.652          130
AZL Dreyfus Premier Small Cap Value Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA     12.058           52
          12/31/05     12.058     12.294           28
Dreyfus IP Small Cap Stock Index Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      7.603           46
          12/31/03      7.603     10.330          114
          12/31/04     10.330     12.415          132
          12/31/05     12.415     13.129          141


                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      8.174          292
          12/31/03      8.174     10.346         1336
          12/31/04     10.346     11.287         1219
          12/31/05     11.287     11.653         1030
AZL Franklin Small Cap Value Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA     12.718           35
          12/31/04     12.718     15.437           92
          12/31/05     15.437     16.293          105
Franklin Global Communications Securities Fund
1.40%     12/31/96     19.565     20.654        53086
          12/31/97     20.654     25.818        39623
          12/31/98     25.818     28.308        30851
          12/31/99     28.308     38.917        21686
          12/31/00     38.917     25.770        16877
          12/31/01     25.770     17.979        12069
          12/31/02     17.979     11.828         9015
          12/31/03     11.828     16.384         7430
          12/31/04     16.384     18.523         6274
          12/31/05     18.523     21.210         5320
Franklin Growth and Income Securities Fund
1.40%     12/31/96     17.310     19.490        50027
          12/31/97     19.490     24.551        46962
          12/31/98     24.551     26.226        40480
          12/31/99     26.226     26.147        27635
          12/31/00     26.147     30.424        19239
          12/31/01     30.424     29.393        15365
          12/31/02     29.393     24.484        12649
          12/31/03     24.484     30.436        10605
          12/31/04     30.436     33.286         8946
          12/31/05     33.286     34.042         7640
Franklin High Income Fund
1.40%     12/31/96     17.252     19.375        20736
          12/31/97     19.375     21.312        18871
          12/31/98     21.312     21.208        14987
          12/31/99     21.208     20.900         9493
          12/31/00     20.900     17.930         6333
          12/31/01     17.930     18.433         4708
          12/31/02     18.433     16.441         3713
          12/31/03     16.441     21.319         3309
          12/31/04     21.319     23.131         2509
          12/31/05     23.131     23.660         2008

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Income Securities Fund
1.40%     12/31/96     19.785     21.708        57504
          12/31/97     21.708     25.065        49812
          12/31/98     25.065     25.122        39420
          12/31/99     25.122     24.323        24930
          12/31/00     24.323     28.728        17167
          12/31/01     28.728     28.604        13514
          12/31/02     28.604     28.102        10837
          12/31/03     28.102     36.607         9208
          12/31/04     36.607     41.195         7977
          12/31/05     41.195     41.368         6905
Franklin Large Cap Growth Securities Fund
1.40%     12/31/96     10.000     11.254         3722
          12/31/97     11.254     13.130         5673
          12/31/98     13.130     15.574         8454
          12/31/99     15.574     20.218        10865
          12/31/00     20.218     21.085        10359
          12/31/01     21.085     18.450         7467
          12/31/02     18.450     14.020         5308
          12/31/03     14.020     17.576         4568
          12/31/04     17.576     18.757         3885
          12/31/05     18.757     18.738         3185
Franklin Real Estate Fund
1.40%     12/31/96     18.073     23.668        12757
          12/31/97     23.668     28.169        13445
          12/31/98     28.169     23.107         9639
          12/31/99     23.107     21.386         5402
          12/31/00     21.386     27.827         3767
          12/31/01     27.827     29.684         3005
          12/31/02     29.684     29.929         2390
          12/31/03     29.929     40.162         2073
          12/31/04     40.162     52.349         1781
          12/31/05     52.349     58.717         1538
Franklin Rising Dividends Securities Fund
1.40%     12/31/96     12.498     15.303        35569
          12/31/97     15.303     20.074        33249
          12/31/98     20.074     21.165        27683
          12/31/99     21.165     18.846        17254
          12/31/00     18.846     22.497        11259
          12/31/01     22.497     25.266         9153
          12/31/02     25.266     24.586         7674
          12/31/03     24.586     30.276         6703
          12/31/04     30.276     33.212         5744
          12/31/05     33.212     33.957         4914
Franklin Small-Mid Cap Growth Securities Fund
1.40%     12/31/96     10.146     12.913        12784
          12/31/97     12.913     14.952        16925
          12/31/98     14.952     14.600        14856
          12/31/99     14.600     28.353        10653
          12/31/00     28.353     23.878         9133
          12/31/01     23.878     20.009         6886
          12/31/02     20.009     14.104         5522
          12/31/03     14.104     19.138         4679
          12/31/04     19.138     21.080         3906
          12/31/05     21.080     21.845         3116


                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Franklin Small Cap Value Securities Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98     10.000      7.717          719
          12/31/99      7.717      7.736          726
          12/31/00      7.736      9.553         1012
          12/31/01      9.553     10.758         1463
          12/31/02     10.758      9.648         1372
          12/31/03      9.648     12.603         1160
          12/31/04     12.603     15.421         1052
          12/31/05     15.421     16.574          875
Franklin U.S. Government Fund
1.40%     12/31/96     16.298     16.650        44598
          12/31/97     16.650     17.947        36347
          12/31/98     17.947     19.014        30500
          12/31/99     19.014     18.574        20936
          12/31/00     18.574     20.481        15282
          12/31/01     20.481     21.733        12805
          12/31/02     21.733     23.592        11045
          12/31/03     23.592     23.830         8791
          12/31/04     23.830     24.370         7203
          12/31/05     24.370     24.668         6000
Franklin Zero Coupon Fund 2010
1.40%     12/31/96     22.431     21.522         3297
          12/31/97     21.522     24.740         2998
          12/31/98     24.740     27.920         2582
          12/31/99     27.920     24.164         1852
          12/31/00     24.164     28.289         1278
          12/31/01     28.289     29.462         1071
          12/31/02     29.462     34.892          874
          12/31/03     34.892     35.643          683
          12/31/04     35.643     36.804          555
          12/31/05     36.804     36.851          632
Mutual Discovery Securities Fund
1.40%     12/31/96     10.000     10.180         1471
          12/31/97     10.180     11.983         9940
          12/31/98     11.983     11.226         9718
          12/31/99     11.226     13.701         5795
          12/31/00     13.701     14.922         4601
          12/31/01     14.922     14.771         3735
          12/31/02     14.771     13.246         2872
          12/31/03     13.246     16.875         2390
          12/31/04     16.875     19.727         2172
          12/31/05     19.727     22.620         2029
Mutual Shares Securities Fund
1.40%     12/31/96     10.000     10.330         2613
          12/31/97     10.330     11.993        18744
          12/31/98     11.993     11.837        18133
          12/31/99     11.837     13.237        12423
          12/31/00     13.237     14.831         8947
          12/31/01     14.831     15.692         7886
          12/31/02     15.692     13.685         5881
          12/31/03     13.685     16.933         5047
          12/31/04     16.933     18.848         4304
          12/31/05     18.848     20.599         3723

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Templeton Developing Markets Securities Fund
1.40%     12/31/96      9.582     11.487        22423
          12/31/97     11.487     10.340        23005
          12/31/98     10.340      7.993        15989
          12/31/99      7.993     12.188        11228
          12/31/00     12.188      8.473         7646
          12/31/01      8.473      7.679         5463
          12/31/02      7.679      7.576         4325
          12/31/03      7.576     11.485         3682
          12/31/04     11.485     14.137         3147
          12/31/05     14.137     17.810         2769
Templeton Foreign Securities Fund
1.40%     12/31/96     13.263     16.081        64375
          12/31/97     16.081     17.711        58179
          12/31/98     17.711     18.437        44256
          12/31/99     18.437     23.022        27312
          12/31/00     23.022     21.586        19667
          12/31/01     21.586     17.932        15753
          12/31/02     17.932     14.428        12501
          12/31/03     14.428     18.859        10496
          12/31/04     18.859     22.105         9082
          12/31/05     22.105     24.082         7900
Templeton Growth Securities Fund
1.40%     12/31/96     11.339     13.560        40327
          12/31/97     13.560     15.176        41433
          12/31/98     15.176     16.309        34226
          12/31/99     16.309     19.466        24870
          12/31/00     19.466     19.529        17978
          12/31/01     19.529     19.066        13408
          12/31/02     19.066     15.357        10211
          12/31/03     15.357     20.083         8504
          12/31/04     20.083     23.021         7148
          12/31/05     23.021     24.758         6133
AZL Jennison 20/20 Focus Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA         NA           NA
          12/31/05         NA     12.246           78
AZL Jennison Growth Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA         NA           NA
          12/31/05         NA     11.967           47


                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Jennison 20/20 Focus Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      8.194           13
          12/31/03      8.194     10.407           21
          12/31/04     10.407     11.840           33
          12/31/05     11.840     14.158           62
AZL Legg Mason Growth Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      7.549            7
          12/31/03      7.549     10.159           41
          12/31/04     10.159     10.827           23
          12/31/05     10.827     11.857           80
AZL Legg Mason Value Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA     10.140          124
          12/31/02     10.140      8.111          128
          12/31/03      8.111     10.069          155
          12/31/04     10.069     11.433          195
          12/31/05     11.433     11.981          241
AZL OCC Renaissance Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA     10.995          274
          12/31/02     10.995      8.123          492
          12/31/03      8.123     12.709          621
          12/31/04     12.709     14.381          567
          12/31/05     14.381     13.687          364
AZL OCC Value Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA     10.938          191
          12/31/02     10.938      8.100          308
          12/31/03      8.100     11.598          327
          12/31/04     11.598     13.326          377
          12/31/05     13.326     13.491          283

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Oppenheimer Emerging Growth Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      8.014           10
          12/31/03      8.014     12.805          129
          12/31/04     12.805     13.607           96
          12/31/05     13.607     14.100           80
AZL Oppenheimer Emerging Technologies Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA     10.746          234
          12/31/02     10.746      6.238          170
          12/31/03      6.238      8.732          111
          12/31/04      8.732      8.237           95
          12/31/05      8.237      8.180          100
AZL Oppenheimer Global Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA     11.472           35
          12/31/05     11.472     12.740           63
AZL Oppenheimer International Growth Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA     10.227            8
          12/31/02     10.227      8.683           14
          12/31/03      8.683     11.454           38
          12/31/04     11.454     12.930           52
          12/31/05     12.930     14.559           65
AZL Oppenheimer Main Street Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA     10.759           16
          12/31/05     10.759     11.188           21


                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
Oppenheimer Global Securities Fund/VA
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      6.912           25
          12/31/03      6.912      9.748          255
          12/31/04      9.748     11.454          240
          12/31/05     11.454     12.911          183
Oppenheimer High Income Fund/VA
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      9.223           27
          12/31/03      9.223     11.273           48
          12/31/04     11.273     12.113           45
          12/31/05     12.113     12.221           34
Oppenheimer Main Street Fund(R)/VA
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      6.682           78
          12/31/03      6.682      8.349          203
          12/31/04      8.349      9.012          180
          12/31/05      9.012      9.418          143
PIMCO VIT All Asset Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA     11.878           62
          12/31/05     11.878     12.443          173
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA         NA           NA
          12/31/05         NA     11.037           66

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT Emerging Markets Bond Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA         NA           NA
          12/31/05         NA     10.927           48
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA         NA           NA
          12/31/05         NA      9.349           78
PIMCO VIT High Yield Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA      9.941          160
          12/31/02      9.941      9.684          194
          12/31/03      9.684     11.737          461
          12/31/04     11.737     12.680          427
          12/31/05     12.680     13.020          335
PIMCO VIT Real Return Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA     10.516          163
          12/31/04     10.516     11.294          411
          12/31/05     11.294     11.371          386
PIMCO VIT StocksPLUS(R) Growth and Income Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA      8.266           77
          12/31/02      8.266      6.503           75
          12/31/03      6.503      8.361           75
          12/31/04      8.361      9.136           67
          12/31/05      9.136      9.323           49


                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
PIMCO VIT Total Return Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA     11.720          362
          12/31/02     11.720     12.606         1133
          12/31/03     12.606     13.057         1127
          12/31/04     13.057     13.505          932
          12/31/05     13.505     13.645         1004
AZL Money Market Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA     10.580         1129
          12/31/02     10.580     10.521         2623
          12/31/03     10.521     10.410         1806
          12/31/04     10.410     10.334         1396
          12/31/05     10.334     10.453         2667
SP Strategic Partners Focused Growth Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA      7.949            0
          12/31/01      7.949      6.605           50
          12/31/02      6.605      4.851           46
          12/31/03      4.851      6.001           40
          12/31/04      6.001      6.504           37
          12/31/05      6.504      7.364           32
SP William Blair International Growth Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA      8.485            0
          12/31/01      8.485      5.361           54
          12/31/02      5.361      4.079           21
          12/31/03      4.079      5.597           54
          12/31/04      5.597      6.409           50
          12/31/05      6.409      7.318           39
AZL Salomon Brothers Large Cap Growth Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA      8.016           48
          12/31/03      8.016      9.833          132
          12/31/04      9.833     10.120          136
          12/31/05     10.120     10.947          154

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Salomon Brothers Small Cap Growth Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA         NA           NA
          12/31/05         NA     11.125           30
Seligman Smaller-Cap Value Portfolio
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA     13.897           60
          12/31/03     13.897     20.548           97
          12/31/04     20.548     24.304           91
          12/31/05     24.304     23.013           68
AZL Van Kampen Aggressive Growth Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA      8.024           52
          12/31/02      8.024      5.353           96
          12/31/03      5.353      7.263          136
          12/31/04      7.263      8.188          149
          12/31/05      8.188      8.959          123
AZL Van Kampen Comstock Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA      9.349          266
          12/31/02      9.349      7.387          378
          12/31/03      7.387      9.508          437
          12/31/04      9.508     10.980          493
          12/31/05     10.980     11.253          497

                                                NUMBER OF
                                               ACCUMULATION
 SEPARATE  PERIOD                                 UNITS
 ACCOUNT     OR       AUV AT       AUV AT     OUTSTANDING AT
 ANNUAL     YEAR     BEGINNING     END OF        END OF
 EXPENSES   ENDED    OF PERIOD     PERIOD        PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Van Kampen Emerging Growth Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA      9.134          123
          12/31/02      9.134      6.096          190
          12/31/03      6.096      7.610          230
          12/31/04      7.610      8.017          236
          12/31/05      8.017      8.477          203
AZL Van Kampen Equity and Income Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA         NA           NA
          12/31/04         NA     10.810           16
          12/31/05     10.810     11.380           60
AZL Van Kampen Global Franchise Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA         NA           NA
          12/31/02         NA         NA           NA
          12/31/03         NA     12.274            9
          12/31/04     12.274     13.581           35
          12/31/05     13.581     14.952           69
AZL Van Kampen Growth and Income Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA      9.667          145
          12/31/02      9.667      8.131          223
          12/31/03      8.131     10.219          338
          12/31/04     10.219     11.469          310
          12/31/05     11.469     12.355          333
AZL Van Kampen Mid Cap Growth Fund
1.40%     12/31/96         NA         NA           NA
          12/31/97         NA         NA           NA
          12/31/98         NA         NA           NA
          12/31/99         NA         NA           NA
          12/31/00         NA         NA           NA
          12/31/01         NA      9.520           52
          12/31/02      9.520      7.112           62
          12/31/03      7.112      9.007           81
          12/31/04      9.007     10.767          108
          12/31/05     10.767     12.480          204

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the phone number or address listed below. The table of contents of the SAI appears before the Privacy Notice in this prospectus.


You can also review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.


The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:


    PUBLIC REFERENCE SECTION OF THE COMMISSION
    100 F Street NE
    Washington, DC 20549


You can contact us at:
    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
    5701 Golden Hills Drive
    Minneapolis, MN 55416
    (800) 624-0197


If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
    ALLIANZ SERVICE CENTER
    P.O. Box 1122
    Southeastern, PA 19398-1122
    (800) 624-0197

The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

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The Valuemark(R) II and III Variable Annuity Contracts -Prospectus- May 1, 2006

                                  Part B - SAI
                                       1

                       STATEMENT OF ADDITIONAL INFORMATION
                      VALUEMARK(R) II AND VALUEMARK(R) III
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACTS
                                    ISSUED BY
            ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                          (ALLIANZ LIFE, WE , US, OUR)


                                   MAY 1, 2006


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416
                                 (800) 624-0197

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
             ALLIANZ LIFE..........................................2

             EXPERTS...............................................2

             LEGAL OPINIONS........................................2

             DISTRIBUTOR...........................................2

             REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3


             FEDERAL TAX STATUS....................................3
              GENERAL..............................................3
              DIVERSIFICATION......................................4
              OWNER CONTROL........................................4
              CONTRACTS OWNED BY NON-INDIVIDUALS...................5
              INCOME TAX WITHHOLDING...............................5
              REQUIRED DISTRIBUTIONS...............................5
              QUALIFIED CONTRACTS..................................5

             ANNUITY PROVISIONS....................................6
              ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS...........7

             MORTALITY AND EXPENSE RISK GUARANTEE..................7

             FINANCIAL STATEMENTS..................................7

                                                               VM2/3SAI-0506

The Valuemark(R) II and III Variable Annuity Contract -SAI- May 1, 2006

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a provider of integrated financial services. Allianz AG is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, long-term care insurance, and health insurance products.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year ended December 31, 2005 (including the statements of changes in net assets for each of the years or periods in the two year period then ended) and the consolidated financial statements of Allianz Life as of December 31, 2005 and 2004 and for each of the years in the three-year period ended December 31, 2005, included in this SAI have been audited by KPMG LLP, independent registered public accounting firm, as indicated in their report included in this SAI and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

As discussed in note 2 to the consolidated financial statements of Allianz Life, Allianz Life changed its method of accounting for non-traditional long-duration insurance contracts in 2004.

LEGAL OPINIONS
Stewart D Gregg, Senior Securities Counsel of Allianz Life has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts in the following amounts during the three calendar years indicated.

              -------------- -------------------------------- --------------------------------------
                                   AGGREGATE AMOUNT OF           AGGREGATE AMOUNT OF COMMISSIONS
                                COMMISSIONS PAID TO ALLIANZ     RETAINED BY ALLIANZ LIFE FINANCIAL
              CALENDAR YEAR          LIFE FINANCIAL              AFTER PAYMENTS TO SELLING FIRMS
              -------------- -------------------------------- --------------------------------------
                  2003                $3,454,668.31                           $556
              -------------- -------------------------------- --------------------------------------
                  2004                $4,798,066.77                           $460
              -------------- -------------------------------- --------------------------------------
                  2005                $3,240,778.65                            $0
              -------------- -------------------------------- --------------------------------------

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling", in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,200 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except two are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 40-45 firms. These payments vary in amount. In 2005, the five firms receiving the largest payments, ranging from $300,846 to $1,163,541, are listed below. Marketing

The Valuemark(R) II and III Variable Annuity Contract -SAI- May 1, 2006 support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

  FIRM NAME
------------------------------
  AIG Advisor Group
  H D Vest Investments
  Linsco/Private Ledger
  National Planning Holdings
  Raymond James

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o    the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed.We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


FEDERAL TAX STATUS
NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. WE DO GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump-sum withdrawals, whether partial or full, may also be subject to a penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that

The Valuemark(R) II and III Variable Annuity Contract -SAI- May 1, 2006 the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contracts.


We have the right to modify the Contracts in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.


OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not

The Valuemark(R) II and III Variable Annuity Contract -SAI- May 1, 2006 give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual nor to Contracts held by qualified retirement plans.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o    distributions which are required minimum distributions; or
o the portion of the distributions not includible in gross income (for example, returns of after-tax contributions) or
o    hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contracts are designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific

The Valuemark(R) II and III Variable Annuity Contract -SAI- May 1, 2006 plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans will utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.


Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, 20% of the taxable amount must by law be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 7, Taxes - Distributions - Qualified Contracts.)


PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 7, Taxes - Qualified Contracts in the prospectus.

ANNUITY PROVISIONS We base monthly Annuity Payment upon:

o whether you request fixed Annuity Payments, variable Annuity Payments, or a combination of both fixed and variable Annuity Payments;
o the adjusted Contract Value (less any deductions we make to reimburse us for premium tax) on the Income Date;
o    the Annuity Option you select;
o    the age of the Annuitant and any joint Annuitant; and
o    the sex of the Annuitant and joint Annuitant where allowed.

We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value (less any deduction we make to reimburse us for premium tax) that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

The Valuemark(R) II and III Variable Annuity Contract -SAI- May 1, 2006

Variable payouts are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.


ANNUITY UNITS/CALCULATING ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.


We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o    divide by the assumed net investment factor for the current Business Day.


The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will use an AIR of 5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
We guarantee that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2005, included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2005, are also included herein.


The Valuemark(R) II and III Variable Annuity Contract -SAI- May 1, 2006



                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2005

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Report of Independent Registered Public Accounting Firm


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2005, the related statements of operations for the year or period in the period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2005, the results of their operations, changes in their net assets and financial highlights for each of the periods stated above, in conformity with U.S. generally accepted accounting principles.


                                    KPMG LLP

Minneapolis, Minnesota
March 15, 2006

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                                                        ALGER
                                                       AIM V.I.                   AIM V.I.    AIM V.I.       ALGER     AMERICAN
                                                       CAPITAL                  INTERNATIONAL PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION    AIM V.I.     GROWTH      EQUITY       GROWTH      ALLCAP
                                                         FUND       GROWTH FUND     FUND        FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                        $5,430        8,846       2,826       7,473        8,756       3,627
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                         5,430        8,846       2,826       7,473        8,756       3,627
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
          administrative charges                                -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities                                         -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                           $5,430        8,846       2,826       7,473        8,756       3,627
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity (note 6):
      Contracts in accumulation period                      5,430        8,841       2,826       7,473        8,738       3,581

      Contracts in annuity payment period (note 2)              -                      5 -           -           18          46
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                         $5,430        8,846       2,826       7,473        8,756       3,627
                                                      --------------------------------------------------------------------------

          *Investment shares                                  220          513         122         335          223         104
           Investments at cost                             $5,657       14,339       2,128       8,093       12,192       5,389


                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)


STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                        ALGER          ALGER                                            DREYFUS
                                                        AMERICAN      AMERICAN     DAVIS VA     DAVIS VA                 IP SMALL
                                                        MIDCAP         SMALL       FINANCIAL     REAL       DAVIS VA    CAP STOCK
                                                        GROWTH     CAPITALIZATION  PORTFOLIO    ESTATE       VALUE        INDEX
                                                       PORTFOLIO     PORTFOLIO                PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                       $11,240        1,108     104,401       2,565      197,991     250,171
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        11,240        1,108     104,401       2,565      197,991     250,171
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                    -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities
                                                              -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $11,240        1,108     104,401       2,565      197,991     250,171
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity (note 6):
      Contracts in accumulation period                     11,240        1,108     104,399       2,565      197,948     250,171

      Contracts in annuity payment period (note 2)             -           -         2             -        43              -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                        $11,240        1,108     104,401       2,565      197,991     250,171
                                                      --------------------------------------------------------------------------

          *Investment shares                                  513           47       7,549         148       15,504      15,007
           Investments at cost                             $9,816          910      85,839       1,733      149,315     207,306


                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES  (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                  FRANKLIN
                                                                     FRANKLIN      GROWTH                              FRANKLIN
                                                                      GLOBAL        AND        FRANKLIN     FRANKLIN    LARGE CAP
                                                         DREYFUS  COMMUNICATIONS   INCOME         HIGH        INCOME      GROWTH
                                                         STOCK      SECURITIES    SECURITIES     INCOME     SECURITIES  SECURITIES
                                                        INDEX FUND     FUND         FUND         FUND         FUND         FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                      $374,037        162,884    543,927      203,114      811,292     350,975
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        374,037       162,884    543,927      203,114      811,292     350,975
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                      -           -              -         -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities
                                                                -           -              -         -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $374,037         162,884   543,927     203,114      811,292     350,975
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity (note 6):
      Contracts in accumulation period                     374,035         162,566   542,541     202,940      810,402     350,860
      Contracts in annuity payment period (note 2)              2            318     1,386         174          890         115
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                        $374,037        162,884   543,927     203,114      811,292     350,975
                                                      --------------------------------------------------------------------------
          *Investment shares                                11,751         20,187    35,013      30,077       52,572      23,336
           Investments at cost                            $333,180        250,895   528,979     208,010      766,871     338,001

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                FRANKLIN    FRANKLIN     FRANKLIN
                                                       FRANKLIN                  RISING     SMALL CAP   SMALL-MID    FRANKLIN
                                                         MONEY      FRANKLIN    DIVIDENDS     VALUE     CAP GROWTH     U.S.
                                                        MARKET    REAL ESTATE  SECURITIES  SECURITIES   SECURITIES  GOVERNMENT
                                                         FUND         FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                       $39,365      537,862     701,663     211,689      296,641     497,400
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        39,365      537,862     701,663     211,689      296,641     497,400
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                    -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities
                                                              -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $39,365      537,862     701,663     211,689      296,641     497,400
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                     39,121      537,524     700,965     211,540      296,355     496,898
      Contracts in annuity payment period (note 2)            244          338         698         149          286         502
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                        $39,365      537,862     701,663     211,689      296,641     497,400
                                                      --------------------------------------------------------------------------

          *Investment shares                               39,365       16,706      39,134      12,584       14,478      39,314
           Investments at cost                            $39,365      412,271     594,396     162,412      248,466     509,552

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                    J.P.
                                                                      J.P.         MORGAN
                                                       FRANKLIN      MORGAN      U.S. LARGE   JENNISON      MUTUAL     MUTUAL
                                                         ZERO     INTERNATIONAL   CAP CORE      20/20     DISCOVERY     SHARES
                                                        COUPON       EQUITY        EQUITY       FOCUS     SECURITIES  SECURITIES
                                                       FUND 2010   PORTFOLIO      PORTFOLIO   PORTFOLIO      FUND        FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $96,876          593         861      127,963      571,760     781,296
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        96,876          593         861      127,963      571,760     781,296
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                     -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities
                                                               -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $96,876          593         861     127,963      571,760     781,296
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity (note 6):
      Contracts in accumulation period                     96,809          593         861     127,963      571,512     780,906
      Contracts in annuity payment period (note 2)             67            -            -           -       248         390
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                        $96,876          593         861     127,963      571,760     781,296
                                                      --------------------------------------------------------------------------
          *Investment shares                                6,047           49          63       8,629       30,648      42,874
           Investments at cost                            $98,058          519         892      97,583      440,191     622,071

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                                                        PIMCO VIT
                                                      OPPENHEIMER                OPPENHEIMER                             EMERGING
                                                        GLOBAL      OPPENHEIMER     MAIN       PIMCO VIT    PIMCO VIT    MARKETS
                                                      SECURITIES   HIGH INCOME    STREET       ALL ASSET   COMMODITY      BOND
                                                        FUND/VA      FUND/VA      FUND/VA      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                      $242,446       39,330     169,622     222,032       49,229      22,123
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       242,446       39,330     169,622     222,032       49,229      22,123
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                  -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities
                                                            -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $242,446       39,330     169,622     222,032       49,229      22,123
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity (note 6):
      Contracts in accumulation period                    242,354       39,330     169,583     222,032       49,229      22,123
      Contracts in annuity payment period (note 2)             92         -           39           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                       $242,446       39,330     169,622     222,032       49,229      22,123
                                                      --------------------------------------------------------------------------
          *Investment shares                                7,263        4,660       7,784      18,800        4,019       1,620
           Investments at cost                           $162,625       38,214     137,772     218,692       48,984      21,957

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                            PIMCO VIT
                                                        PIMCO VIT                PIMCO VIT   STOCKSPLUS    PIMCO VIT   SELIGMAN
                                                         GLOBAL      PIMCO VIT     REAL      GROWTH AND     TOTAL       GLOBAL
                                                          BOND      HIGH YIELD    RETURN      INCOME        RETURN    TECHNOLOGY
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                       $12,591      202,567     281,377      22,100      474,744       3,070
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        12,591      202,567     281,377      22,100      474,744       3,070
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities
                                                             -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $12,591      202,567     281,377      22,100      474,744       3,070
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity (note 6):
      Contracts in accumulation period                     12,591      202,537     281,351      22,100      474,623       3,070
      Contracts in annuity payment period (note 2)           -           30          26           -           121          -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                        $12,591      202,567     281,377      22,100      474,744       3,070
                                                      --------------------------------------------------------------------------
          *Investment shares                                1,057       24,734      22,173       2,167       46,362         226
           Investments at cost                            $13,079      199,504     283,456      17,779      480,573       3,791

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                      SP           SP
                                                                   STRATEGIC     WILLIAM    TEMPLETON    TEMPLETON
                                                       SELIGMAN     PARTNERS      BLAIR      GLOBAL     DEVELOPING   TEMPLETON
                                                      SMALLER-CAP   FOCUSED   INTERNATIONAL   ASSET      MARKETS      FOREIGN
                                                         VALUE       GROWTH      GROWTH    ALLOCATION   SECURITIES  SECURITIES
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO     FUND         FUND        FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                      $167,646       42,142      21,271      17,048      317,296     402,655
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       167,646       42,142      21,271      17,048      317,296     402,655
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                  -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities
                                                            -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $167,646       42,142      21,271      17,048      317,296     402,655
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity (note 6):
      Contracts in accumulation period                    167,604       42,142      21,271      17,027      317,192     402,243

      Contracts in annuity payment period (note 2)             42         -            -          21          104         412
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                       $167,646       42,142      21,271      17,048      317,296     402,655
                                                      --------------------------------------------------------------------------

          *Investment shares                               10,057        5,334       2,855         810       29,053      25,556
           Investments at cost                           $144,618       34,000      16,294      15,686      227,466     341,414

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                       TEMPLETON                                                           USAZ
                                                        GLOBAL      TEMPLETON                USAZ AIM                    DREYFUS
                                                        INCOME       GROWTH     USAZ AIM   INTERNATIONAL USAZ DAVIS   FOUNDERS
                                                      SECURITIES   SECURITIES     BASIC      EQUITY      NY VENTURE      EQUITY
                                                         FUND         FUND     VALUE FUND     FUND         FUND       GROWTH FUND
                                                      ---------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                       $29,837      626,812     175,485     116,487      276,557       86,799
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
       Total Assets                                        29,837      626,812     175,485     116,487      276,557       86,799
                                                      ---------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                    -           -            -           -           -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Total Liabilities
                                                              -           -            -           -           -            -
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
      Net Assets                                          $29,837      626,812     175,485     116,487      276,557       86,799
                                                      ---------------------------------------------------------------------------
 Contract Owners' Equity (note 6):
      Contracts in accumulation period                     29,675      626,115     175,485     116,487      276,552       86,792
      Contracts in annuity payment period (note 2)            162          697        -           -            5            7
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
     Total Contract Owners' Equity                        $29,837      626,812     175,485     116,487      276,557       86,799
                                                      ---------------------------------------------------------------------------
          *Investment shares                                2,078       45,160      15,180       7,995       23,066        8,821
           Investments at cost                            $26,502      545,870     148,293      96,352      245,347       77,932

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                         USAZ
                                                        DREYFUS       USAZ        USAZ        USAZ           USAZ      USAZ
                                                        PREMIER     FRANKLIN     FUSION      FUSION       FUSION     JENNISON
                                                       SMALL CAP   SMALL CAP    BALANCED     GROWTH      MODERATE      20/20
                                                      VALUE FUND   VALUE FUND     FUND        FUND         FUND     FOCUS FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                       $55,521      229,386     115,359     337,345      296,907      77,994
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        55,521      229,386     115,359     337,345      296,907      77,994
                                                      -------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                  -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities
                                                            -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $55,521      229,386     115,359     337,345      296,907      77,994
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity (note 6):
      Contracts in accumulation period                     55,521      229,386     115,359     337,345      296,907      77,994

      Contracts in annuity payment period (note 2)          -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Contract Owners' Equity                       $55,521      229,386     115,359     337,345      296,907      77,994
                                                      --------------------------------------------------------------------------
          *Investment shares                                4,514       13,869      10,751      30,093       27,214       6,315
           Investments at cost                            $51,357      205,184     111,654     322,684      285,626      73,670

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                         USAZ                                 USAZ
                                                       JENNISON     USAZ LEGG   USAZ LEGG     MONEY      USAZ OCC
                                                        GROWTH       MASON        MASON       MARKET    RENAISSANCE   USAZ OCC
                                                         FUND     GROWTH FUND   VALUE FUND     FUND         FUND     VALUE FUND
                                                      --------------------------------------------------------------------------

 Assets:
    Investments at net asset value*                       $36,245       78,816     202,687     314,957      378,409     218,377
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                        36,245       78,816     202,687     314,957      378,409     218,377
                                                      --------------------------------------------------------------------------

 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities
                                                             -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                          $36,245       78,816     202,687     314,957      378,409     218,377
                                                      --------------------------------------------------------------------------

 Contract Owners' Equity (note 6):
      Contracts in accumulation period                     36,245       78,816     202,626     314,847      378,371     218,377

      Contracts in annuity payment period (note 2)           -           -           61         110           38            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                        $36,245       78,816     202,687     314,957      378,409     218,377
                                                      --------------------------------------------------------------------------

          *Investment shares                                3,000        6,387      16,532     314,957       29,086      16,531
           Investments at cost                            $34,633       68,810     179,323     314,957      344,842     199,296

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                                                         USAZ
                                                         USAZ           USAZ                  USAZ                      SALOMON
                                                      OPPENHEIMER OPPENHEIMER     USAZ       OPPENHEIMER    USAZ         BROTHERS
                                                       EMERGING     EMERGING   OPPENHEIMER  INTERNATIONAL  OPPENHEIMER   LARGE CAP
                                                        GROWTH    TECHNOLOGIES   GLOBAL      GROWTH        MAIN STREET    GROWTH
                                                         FUND         FUND        FUND        FUND           FUND        FUND
                                                      --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                      $130,378       47,113     147,589      69,842       95,465     173,953
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
       Total Assets                                       130,378       47,113     147,589      69,842       95,465     173,953
                                                      --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Total Liabilities
                                                             -           -            -           -           -            -
                                                      ---------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
      Net Assets                                         $130,378       47,113     147,589      69,842       95,465     173,953
                                                      --------------------------------------------------------------------------
 Contract Owners' Equity (note 6):
      Contracts in accumulation period                    130,369       47,112     147,589      69,842       95,465     173,953

      Contracts in annuity payment period (note 2)              9            1        -           -           -            -
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Total Contract Owners' Equity                       $130,378       47,113     147,589      69,842       95,465     173,953
                                                      --------------------------------------------------------------------------
          *Investment shares                                8,875        5,478      11,344       4,784        8,404      15,153
           Investments at cost                           $111,759       44,339     123,954      59,611       87,274     151,114

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                      USAZ      USAZ VAN                             USAZ VAN    USAZ VAN
                                                    SALOMON      KAMPEN     USAZ VAN     USAZ VAN     KAMPEN      KAMPEN
                                                    BROTHERS   AGGRESSIVE    KAMPEN       KAMPEN    EQUITY AND    GLOBAL
                                                   SMALL CAP     GROWTH     COMSTOCK     EMERGING     INCOME     FRANCHISE
                                                  GROWTH FUND     FUND        FUND     GROWTH FUND     FUND        FUND
                                                  --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                    $20,959     101,940     473,191      173,835     161,504     252,646
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                     20,959     101,940     473,191      173,835     161,504     252,646
                                                  --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                -            -           -           -            -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities
                                                          -            -           -           -            -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                       $20,959     101,940     473,191      173,835     161,504     252,646
                                                  --------------------------------------------------------------------------
 Contract Owners' Equity (note 6):
    Contracts in accumulation period                    20,959     101,940     473,191      173,817     161,504     252,646
    Contracts in annuity payment period (note 2)
                                                          -            -           -                     18 -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity                     $20,959     101,940     473,191      173,835     161,504     252,646
                                                  --------------------------------------------------------------------------
          *Investment shares                             1,866      10,822      42,439       19,208      13,947      16,342
           Investments at cost                         $20,651      83,511     412,795      146,818     148,126     223,195

                 See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
  DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                              VAN                      VAN
                                                    USAZ VAN    USAZ VAN   KAMPEN LIT   VAN KAMPEN  KAMPEN LIT
                                                     KAMPEN    KAMPEN MID   EMERGING       LIT      GROWTH AND
                                                   GROWTH AND  CAP GROWTH    GROWTH     ENTERPRISE    INCOME     TOTAL ALL
                                                  INCOME FUND     FUND      PORTFOLIO   PORTFOLIO    PORTFOLIO     FUNDS
                                                  --------------------------------------------------------------------------
 Assets:
    Investments at net asset value*                   $311,483     196,210       6,486          226       1,183  15,641,904
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
       Total Assets                                    311,483     196,210       6,486          226       1,183  15,641,904
                                                  --------------------------------------------------------------------------
 Liabilities:
    Accrued mortality and expense risk and
    administrative charges                                   -            -           -           -            -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Total Liabilities
                                                         -            -           -           -            -           -
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
      Net Assets                                      $311,483     196,210       6,486       226       1,183      15,641,904
                                                  --------------------------------------------------------------------------
 Contract Owners' Equity (note 6):
    Contracts in accumulation period                   311,483     196,210       6,486          226       1,183   15,633,988
    Contracts in annuity payment period (note 2)
                                                         -            -           -           -            -          7,916
                                                  --------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------
     Total Contract Owners' Equity                    $311,483     196,210       6,486          226       1,183  15,641,904
                                                  --------------------------------------------------------------------------

          *Investment shares                            25,201      15,389         233           15          58   1,458,749
           Investments at cost                        $262,979     162,158       6,389          315         948  13,938,601

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                                                        ALGER
                                                         AIM V.I.                  AIM V.I.     AIM V.I.    ALGER       AMERICAN
                                                        CAPITAL                INTERNATIONAL   PREMIER     AMERICAN    LEVERAGED
                                                      APPRECIATION    AIM V.I.     GROWTH       EQUITY      GROWTH      ALLCAP
                                                         FUND       GROWTH FUND     FUND         FUND      PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                   $3            -           17            62           22           -
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                      101          144          46           135          136          57
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net              (98)        (144)        (29)          (73)        (114)        (57)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                    -            -           -           -            -           -
    Realized gains (losses)on sales of investments,net
                                                          (185)      (2,244)          37        (209)      (1,473)       (872)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net           (185)      (2,244)          37        (209)      (1,473)       (872)
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
    (depreciation) on investments                          634        2,848          384          556        2,442       1,351
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments
                                                           449          604          421          347          969         479
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets from                $351          460          392          274          855         422
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                           ALGER        ALGER                                             DREYFUS
                                                         AMERICAN      AMERICAN      DAVIS VA    DAVIS VA                 IP SMALL
                                                          MIDCAP         SMALL       FINANCIAL     REAL       DAVIS VA    CAP STOCK
                                                          GROWTH     CAPITALIZATION  PORTFOLIO    ESTATE       VALUE        INDEX
                                                         PORTFOLIO     PORTFOLIO                 PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                     $-            -            486          86          1,899       -
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                         197           18       1,774           47        3,646       4,001
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
               Investment Income (loss), net                (197)         (18)     (1,288)          39      (1,747)     (4,001)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   443            -           -           165          -         561
    Realized gains (losses) on sales of investments,
    net                                                     141            3        2,615          271        6,265       6,651
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Realized gains (losses) on investments, net                584            3        2,615          436        6,265       7,212
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
    (depreciation) on investments                           425           161       4,590         (187)       9,564       7,783
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments
                                                           1,009          164       7,205          249        15,829      14,995
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets from                  $812          146       5,917         288       14,082      10,994
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                       FRANKLIN      FRANKLIN                            FRANKLIN
                                                                        GLOBAL      GROWTH AND  FRANKLIN    FRANKLIN    LARGE CAP
                                                         DREYFUS    COMMUNICATIONS    INCOME      HIGH       INCOME       GROWTH
                                                         STOCK        SECURITIES    SECURITIES   INCOME     SECURITIES  SECURITIES
                                                        INDEX FUND       FUND          FUND       FUND        FUND          FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                    $5,214        3,872       15,090      11,984       26,328       2,188
                                                      --------------------------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        6,798        2,151       8,612        3,350        11,740      5,787
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                          (1,584)       1,721       6,478        8,634        14,588     (3,599)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                     -           -            4,866         -         2,243         -
    Realized (losses)on sales of investments,
    net                                                    16,745       (21,329)        901      (1,470)       8,981       (220)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
     Realized gains (losses) on                            16,745       (21,329)      5,767      (1,470)       11,224       (220)
     investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        (5,146)         39,005     (1,310)     (3,494)     (24,719)     2,335
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments
                                                            11,599         17,676       4,457     (4,964)     (13,495)     2,115
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets from                 $10,015         19,397      10,935       3,670       1,093     (1,484)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                FRANKLIN    FRANKLIN     FRANKLIN
                                                        FRANKLIN                  RISING     SMALL CAP   SMALL-MID    FRANKLIN
                                                         MONEY      FRANKLIN    DIVIDENDS     VALUE     CAP GORWTH     U.S.
                                                        MARKET    REAL ESTATE  SECURITIES  SECURITIES   SECURITIES  GOVERNMENT
                                                         FUND         FUND        FUND        FUND         FUND        FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                 $1,089        6,912       6,422       1,720         -         21,686
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                      613        8,431      11,521       3,933        4,919       8,366
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                         476      (1,519)     (5,099)      (2,213)      (4,919)      13,320
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                  -        28,856      4,160       1,357          -             -
    Realized gains (losses)on sales of investments,
    net                                                    -        21,438      16,253      10,388        8,215     (2,007)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on                             -        50,294      20,413      11,745        8,215     (2,007)
    investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
    (depreciation) on investments                          -         5,692     (2,665)       4,833        5,365     (7,309)
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments
                                                           -        55,986      17,748      16,578       13,580     (9,316)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets from               $476       54,467      12,649      14,365        8,661       4,004
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                                  J.P.
                                                                                  J.P.           MORGAN
                                                       FRANKLIN                  MORGAN        U.S. LARGE                  MUTUAL
                                                         ZERO       FRANKLIN   INTERNATIONAL    CAP CORE     JENNISON    DISCOVERY
                                                        COUPON    ZERO COUPON  OPPORTUNITIES      EQUITY    20/20 FOCUS  SECURITIES
                                                       FUND 2005   FUND 2010    PORTFOLIO       PORTFOLIO   PORTFOLIO      FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                    $7,259        3,485           5          12            -       6,209
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                        1,403        1,397           9          16        2,049       8,151
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                           5,856        2,088         (4)         (4)      (2,049)     (1,942)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                    203           56           -           -            -           -
    Realized gains (losses)on sales of investments,
    net                                                  (8,226)          (8)           4         (5)        4,578      14,808
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on                           (8,023)           48           4         (5)        4,578      14,808
    investments, net
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
    (depreciation) on investments                         2,527      (2,229)          49           4       18,085      52,060
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments           (5,496)     (2,181)          53         (1)       22,663      66,868
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets from               $360         (93)            49         (5)       20,614      64,926
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                       MUTUAL     OPPENHEIMER  OPPENHEIMER OPPENHEIMER
                                                        SHARES       GLOBAL       HIGH        MAIN       PIMCO VIT    PIMCO VIT
                                                      SECURITIES   SECURITIES    INCOME      STREET      ALL ASSET    COMMODITY
                                                         FUND       FUND/VA      FUND/VA     FUND/VA     PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                  $6,231        2,455       2,873       2,451        8,003         543
                                                      -------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                     11,062        4,321         765       3,305        2,959         263
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                       (4,831)      (1,866)       2,108       (854)        5,044         280
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                2,179            -           -           -          649          45
    Realized gains (losses)on sales of investments,
    net                                                 20,578       10,626         417       4,863        1,065         (2)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net         22,757       10,626         417       4,863        1,714          43
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
    (depreciation) on investments                       42,089       17,358     (2,421)       2,422        1,005         245
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments
                                                        64,846       27,984     (2,004)       7,285        2,719         288
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets from              $60,015       26,118         104       6,431        7,763         568
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                       PIMCO VIT                                         PIMCO VIT
                                                       EMERGING                             PIMCO VIT   STOCKSPLUS   PIMCO VIT
                                                        MARKETS     PIMCO VIT   PIMCO VIT     REAL      GROWTH AND     TOTAL
                                                         BOND     GLOBAL BOND  HIGH YIELD    RETURN       INCOME      RETURN
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                  $336        124       12,364          7,268          526      15,517
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                     108         73         3,426          4,694          419       8,150
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                        228        51         8,938          2,574           107       7,367
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                372       161           -            3,046            -        7,521
    Realized gains (losses) on sales of investments,
    net                                                   5       (68)       1,657             409        1,120         745
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net          377       93        1,657            3,455       1,120         8,266
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
    (depreciation) on investments                        166      (488)     (6,466)          (5,464)      (931)        (13,054)
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
      appreciation (depreciation) on investments
                                                         543      (395)     (4,809)          (2,009)       189          (4,788)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets from               $771     (344)      4,129            565          296           2,579
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                  SP          SP
                                                                                STRATEGIC    WILLIAM       TEMPLETON    TEMPLETON
                                                       SELIGMAN     SELIGMAN    PARTNERS      BLAIR         GLOBAL    DEVELOPING
                                                        GLOBAL    SMALLER-CAP    FOCUSED   INTERNATIONAL     ASSET       MARKETS
                                                      TECHNOLOGY     VALUE       GROWTH      GROWTH        ALLOCATION  SECURITIES
                                                       PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO         FUND         FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                  $-          17,934         -          49              697       3,035
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                     56           3,520        686         408             243       4,127
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                       (56)         14,414       (686)       (359)            454       (1,092)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                 -            -           -           999              -           -
    Realized gains (losses)on sales of investments,
    net                                                 (470)       10,352       1,174         954              213      14,195
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net         (470)       10,352       1,174       1,953              213      14,195
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                      665       (39,036)      4,092         958             (281)      43,298
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
       appreciation (depreciation) on investments
                                                         195        (28,684)     5,266       2,911              (68)      57,493
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets from               $139        (14,270)    4,580       2,552              386       56,401
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                   TEMPLETON
                                                       TEMPLETON     GLOBAL     TEMPLETON                              USAZ
                                                        FOREIGN      INCOME      GROWTH     USAZ AIM     USAZ AIM    DAVIS NY
                                                      SECURITIES   SECURITIES  SECURITIES    BASIC    INTERNATIONAL  VENTURE
                                                         FUND         FUND        FUND     VALUE FUND  EQUITY FUND     FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                    $4,715        2,155       6,321      -          210         273
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                       5,859          472       8,800       3,231      1,578       3,914
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                         (1,144)        1,683     (2,479)     (3,231)    (1,368)     (3,641)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                     -            -           -       4,171          706       4,091
    Realized gains (losses) on sales of investments,
    net                                                    7,167        1,064       7,106      4,343        3,489       2,456
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net            7,167         1,064       7,106      8,514        4,195       6,547
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        26,460       (4,321)      36,195        273        9,672      15,124
                                                      --------------------------------------------------------------------------
      Total realized gains (losses) & unrealized
        appreciation (depreciation) on investments
                                                          33,627       (3,257)      43,301       8,787       13,867     21,671
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets from                $32,483      (1,574)       40,822       5,556       12,499      18,030
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                    USAZ USAZ
                                                        DREYFUS      DREYFUS       USAZ        USAZ        USAZ         USAZ
                                                        FOUNDERS     PREMIER     FRANKLIN     FUSION      FUSION       FUSION
                                                         EQUITY     SMALL CAP   SMALL CAP    BALANCED     GROWTH       MODERATE
                                                      GROWTH FUND  VALUE FUND   VALUE FUND     FUND        FUND         FUND
                                                      ---------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                   $223        -            970          -            -         -
                                                      ---------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                     1,502       828          3,399         709       2,061        1,785
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
    Investment Income (loss), net                       (1,279)     (828)        (2,429)       (709)     (2,061)      (1,785)
                                                      ---------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                               2,876       697           1,377           -           -            -
    Realized gains (losses)on sales of investments,
    net                                                 1,491       913           3,278           93          222          122
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
    Realized gains (losses) on investments, net         4,367     1,610           4,655           93          222          122
                                                      ---------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                     (655)      266            7,091         3,705       14,661       11,281
                                                      ---------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments
                                                       3,712       1,876           11,746       3,798      14,883       11,403
                                                      ---------------------------------------------------------------------------
                                                      ---------------------------------------------------------------------------
Net increase (decrease) in net assets from             $2,433      1,048             9,317      3,089      12,822        9,618
operations
                                                      ---------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                         USAZ                   USAZ LEGG
                                                       JENNISON       USAZ        MASON     USAZ LEGG                USAZ OCC
                                                         20/20      JENNISON     GROWTH       MASON     USAZ MONEY  RENAISSANCE
                                                      FOCUS FUND  GROWTH FUND     FUND     VALUE FUND  MARKET FUND     FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                  $72           -           -          -          7,244          -
                                                      --------------------------------------------------------------------------

 Expenses:
    Mortality and expense risk and administrativ
    charges (note 2)                                     364           178        1,091       2,682      5,193         7,714
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                       (292)         (178)      (1,091)     (2,682)     2,051        (7,714)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                 -            -           700          784         -          33,191
    Realized gains (losses)on sales of investments,
    net                                                  147          100        1,739        1,543         -          15,804
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net            147        100        2,439        2,327         -          48,995
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                        4,324       1,612       3,669      11,662        -         (67,979)
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on
    investments                                             4,471      1,712     6,108        13,989        -         (18,984)
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets from                 $4,179      1,534     5,017        11,307     2,051        (26,698)
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                                                  USAZ                                    USAZ
                                                                     USAZ      OPPENHEIMER    USAZ            USAZ     OPPENHEIMER
                                                                  OPPENHEIMER   EMERGING    OPPENHEIMER  OPPENHEIMER      MAIN
                                                       USAZ OCC     EMERGING   TECHNOLOGIES   GLOBAL     INTERNATIONAL   STREET
                                                      VALUE FUND  GROWTH FUND     FUND         FUND       GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                    4,241         2,366       839         2,185            976        1,600
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                      (3,698)      (2,366)      (839)       (2,185)          (976)      (1,600)
                                                      --------------------------------------------------------------------------
    Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                              11,743          -           -           319            1,764         146
    Realized gains (losses) on sales of investments,
    net                                                 6,379        2,484       (105)       1,315            1,595         570
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net        18,122        2,484       (105)       1,634            3,359         716
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
    (depreciation) on investments                      (13,119)      3,570        175        14,644           4,361       4,312
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments
                                                        5,003        6,054        70         16,278           7,720       5,028
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets from             $1,305        3,688       (769)       14,093           6,744       3,428
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                         USAZ
                                                        SALOMON      USAZ        USAZ VAN                             USAZ VAN
                                                       BROTHERS     SALOMON       KAMPEN     USAZ VAN     USAZ VAN     KAMPEN
                                                       LARGE CAP    BROTHERS    AGGRESSIVE    KAMPEN       KAMPEN    EQUITY AND
                                                        GROWTH      SMALL CAP     GROWTH     COMSTOCK     EMERGING     INCOME
                                                         FUND      GROWTH FUND     FUND        FUND     GROWTH FUND     FUND
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                   $474         -           -            1,760       -           -
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                     2,999        124       1,852         8,020        3,142       2,247
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                       (2,525)      (124)     (1,852)       (6,260)      (3,142)     (2,247)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                96            -         1,527        18,455         -            166
    Realized gains (losses) on sales of investments,
    net                                                  3,517        31         4,224         8,012        3,739         817
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net          3,613        31         5,751        26,467        3,739         983
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                     11,004       308         4,404        (9,869)       8,041        8,146
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments
                                                        14,617       339        10,155        16,598       11,780        9,129
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
 Net increase (decrease) in net assets from            $12,092       215         8,303        10,338         8,638       6,882
 operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)

                                                       USAZ VAN                              VAN                      VAN
                                                        KAMPEN      USAZ VAN    USAZ VAN   KAMPEN LIT  VAN KAMPEN  KAMPEN LIT
                                                        GLOBAL       KAMPEN    KAMPEN MID  EMERGING      LIT      GROWTH AND
                                                       FRANCHISE   GROWTH AND  CAP GROWTH   GROWTH     ENTERPRISE   INCOME
                                                         FUND      INCOME FUND   FUND      PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                      --------------------------------------------------------------------------
 Investment Income:
    Dividends reinvested in fund shares                   $-          935           -           1            2          14
                                                      --------------------------------------------------------------------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                     3,634        4,934       2,519         119            4          20
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Investment Income (loss), net                       (3,634)      (3,999)     (2,519)       (118)          (2)         (6)
                                                      --------------------------------------------------------------------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                   537       10,009       1,516           -            -          31
    Realized gains (losses)on sales of investments,
    net                                                  2,736        5,631       3,727        (61)         (34)          37
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
    Realized gains (losses) on investments, net           3,273       15,640       5,243        (61)         (34)          68
                                                      --------------------------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments                      17,543        7,664      18,891         539           49          33
                                                      --------------------------------------------------------------------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments
                                                         20,816       23,304      24,134         478           15         101
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Net increase (decrease) in net assets from              $17,182       19,305      21,615         360           13          95
operations
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF OPERATIONS  (CONT.)
  FOR THE YEAR  ENDED DECEMBER 31, 2005
  (IN THOUSANDS)
                                                         TOTAL
                                                      ------------
 Investment Income:
    Dividends reinvested in fund shares                  $228,368
                                                      ------------
 Expenses:
    Mortality and expense risk and administrative
    charges (note 2)                                     241,314
                                                      ------------
                                                      ------------
               Investment Income (loss), net             (12,946)
                                                      ------------
 Realized gains (losses) and unrealized
    appreciation (depreciation) on investments:
    Realized capital gain distributions from
    underlying portfolios                                 152,784
    Realized gains (losses) on sales of investments,
    net                                                   243,570
                                                      ------------
                                                      ------------
    Realized gains (losses) on investments, net           396,354
                                                      ------------
    Net change in unrealized appreciation
      (depreciation) on investments                       311,527
                                                      ------------
    Total realized gains (losses) & unrealized
    appreciation (depreciation) on investments            707,881
                                                      ------------
                                                      ------------
Net increase (decrease) in net assets from               $694,935
operations
                                                      ------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                          AIM V.I. CAPITAL                              AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND       AIM V.I. GROWTH FUND        GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($98)        (116)       (144)       (173)         (29)        (27)
      Realized gains (losses) on investments, net          (185)        (278)     (2,244)     (2,113)           37        (16)
      Net change in unrealized appreciation
      (depreciation) on investments                         634          682       2,848       2,970          384         546
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                     351          288         460         684          392         503
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                       1            -           -           5            -           -
      Transfers between funds  (note 2)                   (796)        (533)       (925)       (957)        (134)       (167)
      Surrenders and terminations                         (593)        (694)     (1,629)     (1,139)        (162)       (106)
      Rescissions                                             -            -           -           -            -           -
      Bonus (recapture)                                       -          (1)           -           -            -           -
      Other transactions (note 2)                           (3)          (6)         (6)         (8)          (1)         (1)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions              (1,391)      (1,234)     (2,560)     (2,099)        (297)       (274)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                      (1,040)        (946)     (2,100)     (1,415)          95         229
 Net assets at beginning of period                       6,470        7,416      10,946      12,361        2,731       2,502
                                                      --------------------------------------------------------------------------
 Net assets at end of period                            $5,430        6,470       8,846      10,946        2,826       2,731
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                                            ALGER AMERICAN
                                                          AIM V.I. PREMIER      ALGER AMERICAN GROWTH      LEVERAGED ALLCAP
                                                            EQUITY FUND               PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($73)        (116)       (114)       (157)         (57)        (69)
      Realized gains (losses) on investments, net        (209)        (403)     (1,473)     (1,405)        (872)       (951)
      Net change in unrealized appreciation
      (depreciation) on investments                       556          828       2,442       1,929        1,351       1,299
                                                      -----------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                    274          309         855         367          422         279
                                                      -----------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                      -            -           -           -            -          46
      Transfers between funds  (note 2)                  (802)        (873)       (651)       (816)        (593)       (391)
      Surrenders and terminations                        (642)        (854)     (1,611)     (1,037)        (665)       (559)
      Rescissions                                            -            -           -           -            -           -
      Bonus (recapture)                                      -          (1)           -           -            -           -
      Other transactions (note 2)                          (5)          (5)         (5)         (6)          (3)         (4)
                                                      -----------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions             (1,449)      (1,733)     (2,267)     (1,859)      (1,261)       (908)
                                                      -----------------------------------------------------------------------
 Increase (decrease) in net assets                     (1,175)      (1,424)     (1,412)     (1,492)        (839)       (629)
 Net assets at beginning of period                       8,648       10,072      10,168      11,660        4,466       5,095
                                                      -----------------------------------------------------------------------
 Net assets at end of period                            $7,473        8,648       8,756      10,168        3,627       4,466
                                                      -----------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                    ALGER AMERICAN SMALL
                                                        ALGER AMERICAN MIDCAP          CAPITALIZATION         DAVIS VA FINANCIAL
                                                          GROWTH PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($197)        (216)        (18)        (19)      (1,288)     (1,051)
      Realized gains (losses) on investments, net             584          (1)           3         (3)        2,615       1,638
      Net change in unrealized appreciation
        (depreciation) on investments                         425        1,538         161         173        4,590       5,285
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                       812        1,321         146         151        5,917       5,872
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -       17,552      33,391
      Transfers between funds  (note 2)                     (978)      (1,011)        (54)        (53)      (4,184)       (718)
      Surrenders and terminations                         (1,103)      (1,992)        (86)       (163)      (4,454)     (3,026)
      Rescissions                                               -          (1)           -           -        (357)       (813)
      Bonus (recapture)                                         -          (2)           -           -          289         409
      Other transactions (note 2)                             (6)          (8)         (1)         (1)         (24)        (19)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                (2,087)      (3,014)       (141)       (217)        8,822      29,224
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,275)      (1,693)           5        (66)       14,739      35,096
 Net assets at beginning of period                         12,515       14,208       1,103       1,169       89,662      54,566
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $11,240       12,515       1,108       1,103      104,401      89,662
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                            DAVIS VA REAL ESTATE        DAVIS VA VALUE       DREYFUS IP SMALL CAP
                                                                 PORTFOLIO                PORTFOLIO         STOCK INDEX PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                           $39           39     (1,747)     (1,894)      (4,001)     (1,687)
      Realized gains (losses) on investments, net             436          375       6,265       3,426        7,212       7,453
      Net change in unrealized appreciation
        (depreciation) on investments                       (187)          325       9,564      16,396        7,783      19,904
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                       288          739      14,082      17,928       10,994      25,670
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -       3,098      45,568       58,088      72,840
      Transfers between funds  (note 2)                     (115)        (621)    (16,875)     (6,991)        1,538       8,173
      Surrenders and terminations                           (458)        (289)     (8,507)     (8,334)      (7,944)     (4,008)
      Rescissions                                               -           -         (49)     (1,237)      (1,140)     (1,343)
      Bonus (recapture)                                         -          (1)           6         384          740         715
      Other transactions (note 2)                             (1)          (2)        (55)        (55)         (48)        (30)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                  (574)        (913)    (22,382)      29,335       51,234      76,347
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (286)        (174)     (8,300)      47,263       62,228     102,017
 Net assets at beginning of period                          2,851        3,025     206,291     159,028      187,943      85,926
                                                      --------------------------------------------------------------------------
 Net assets at end of period                               $2,565        2,851     197,991     206,291      250,171     187,943
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                                               FRANKLIN GLOBAL
                                                             DREYFUS STOCK INDEX     FRANKLIN AGGRESSIVE        COMMUNICATIONS
                                                                    FUND           GROWTH SECURITIES FUND      SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($1,584)        (596)           -        (14)        1,721       (655)
      Realized gains (losses) on investments, net          16,745       11,447           -     (1,324)     (21,329)    (29,307)
      Net change in unrealized appreciation
        (depreciation) on investments                     (5,146)       15,620           -       1,296       39,005      47,337
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                    10,015       26,471           -        (42)       19,397      17,375
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    73,469      133,528           -           -        6,981       9,405
      Transfers between funds  (note 2)                  (66,611)        1,468           -     (2,838)        1,861     (2,959)
      Surrenders and terminations                        (17,543)     (12,186)           -       (135)     (18,005)    (17,313)
      Rescissions                                         (1,955)      (2,680)           -           -        (195)       (286)
      Bonus (recapture)                                       852        1,339           -           -          130         107
      Other transactions (note 2)                            (87)         (68)           -         (1)        (107)       (119)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions               (11,875)      121,401           -     (2,974)      (9,335)    (11,165)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        (1,860)      147,872           -     (3,016)       10,062       6,210
 Net assets at beginning of period                        375,897      228,025           -       3,016      152,822     146,612
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $374,037      375,897           -           -      162,884     152,822
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                            FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                          INCOME SECURITIES FUND           FUND               SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $6,478        5,582       8,634       7,690       14,588       9,040
      Realized gains (losses) on investments, net           5,767      (3,826)     (1,470)     (3,123)       11,224       4,390
      Net change in unrealized appreciation
        (depreciation) on investments                     (1,310)       45,179     (3,494)       9,553     (24,719)      55,415
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                    10,935       46,935       3,670      14,120        1,093      68,845
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    55,228       74,401      37,821      48,996      204,276     120,894
      Transfers between funds  (note 2)                  (15,966)      (1,454)    (25,465)    (12,598)       27,249      21,406
      Surrenders and terminations                        (69,176)     (71,895)    (21,960)    (23,769)     (81,044)    (68,641)
      Rescissions                                         (1,535)      (1,798)       (656)     (1,118)      (3,563)     (2,446)
      Bonus (recapture)                                       837        1,070         482         775        2,041       1,311
      Other transactions (note 2)                           (217)        (228)        (57)        (59)        (215)       (205)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions               (30,829)           96     (9,835)      12,227      148,744      72,319
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (19,894)       47,031     (6,165)      26,347      149,837     141,164
 Net assets at beginning of period                        563,821      516,790     209,279     182,932      661,455     520,291
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $543,927      563,821     203,114     209,279      811,292     661,455
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                            FRANKLIN LARGE CAP     FRANKLIN MONEY MARKET    FRANKLIN REAL ESTATE
                                                          GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($3,599)      (2,992)         476       (411)      (1,519)         418
      Realized gains (losses) on investments, net           (220)      (2,086)           -           -       50,294      11,585
      Net change in unrealized appreciation
        (depreciation) on investments                       2,335       23,481           -           -        5,692      71,123
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                   (1,484)       18,403         476       (411)       54,467      83,126
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    72,597       92,477          32          65      113,519     112,229
      Transfers between funds  (note 2)                  (18,255)        6,468     (3,762)     (5,749)     (15,396)      16,274
      Surrenders and terminations                        (31,359)     (27,469)     (8,166)    (11,289)     (33,678)    (22,315)
      Rescissions                                         (1,665)      (1,991)           -           -      (2,690)     (3,011)
      Bonus (recapture)                                       908        1,049           -           -        1,827       1,448
      Other transactions (note 2)                           (100)         (94)        (23)        (28)        (123)        (93)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                 22,126       70,440    (11,919)    (17,001)       63,459     104,532
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         20,642       88,843    (11,443)    (17,412)      117,926     187,658
 Net assets at beginning of period                        330,333      241,490      50,808      68,220      419,936     232,278
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $350,975      330,333      39,365      50,808      537,862     419,936
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                              FRANKLIN RISING                              FRANKLIN SMALL-MID CAP
                                                           DIVIDENDS SECURITIES      FRANKLIN SMALL CAP    VALUE GOWTH SECUTITIES
                                                                   FUND            VALUE SECURITIES FUND            FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($5,099)      (5,258)     (2,213)     (2,043)      (4,919)     (4,501)
      Realized gains (losses) on investments, net          20,413       18,003      11,745       4,547        8,215       4,230
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,665)       39,049       4,833      25,429        5,365      26,576
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                    12,649       51,794      14,365      27,933        8,661      26,305
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                   120,951      154,365      36,948      52,565       31,829      52,837
      Transfers between funds  (note 2)                  (24,095)       16,598    (15,238)      20,354     (20,924)     (6,300)
      Surrenders and terminations                        (58,479)     (50,198)    (13,852)     (7,986)     (31,272)    (26,723)
      Rescissions                                         (2,891)      (3,710)       (999)     (1,035)        (678)     (1,532)
      Bonus (recapture)                                     1,446        1,950         577         696          479         678
      Other transactions (note 2)                           (187)        (175)        (50)        (38)        (104)       (109)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                 36,745      118,830       7,386      64,556     (20,670)      18,851
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         49,394      170,624      21,751      92,489     (12,009)      45,156
 Net assets at beginning of period                        652,269      481,645     189,938      97,449      308,650     263,494
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $701,663      652,269     211,689     189,938      296,641     308,650
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                               FRANKLIN U.S.        FRANKLIN ZERO COUPON    FRANKLIN ZERO COUPON
                                                             GOVERNMENT FUND             FUND 2005               FUND 2010
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                       $13,320       16,184       5,856       2,879        2,088       2,135
      Realized gains (losses) on investments, net         (2,007)        (885)     (8,023)       (367)           48         292
      Net change in unrealized appreciation
        (depreciation) on investments                     (7,309)      (6,225)       2,527     (3,242)      (2,229)       (282)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                     4,004        9,074         360       (730)         (93)       2,145
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    76,931      107,046      12,095      26,511       17,090      17,554
      Transfers between funds  (note 2)                  (25,058)     (33,033)    (86,999)     (5,177)       12,199     (5,724)
      Surrenders and terminations                        (52,987)     (55,326)     (7,963)     (8,623)      (6,549)     (6,775)
      Rescissions                                         (1,466)      (2,577)       (345)       (684)        (430)       (732)
      Bonus (recapture)                                     1,052        1,408         260         433          314         282
      Other transactions (note 2)                           (155)        (175)        (20)        (21)         (23)        (22)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                (1,683)       17,343    (82,972)      12,439       22,601       4,583
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          2,321       26,417    (82,612)      11,709       22,508       6,728
 Net assets at beginning of period                        495,079      468,662      82,612      70,903       74,368      67,640
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $497,400      495,079           -      82,612       96,876      74,368
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                              J.P.   MORGAN           J.P. MORGAN U.S.
                                                           INTERNATIONAL EQUITY    LARGE CAP CORE EQUITY    JENNISON 20/20 FOCUS
                                                                PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          ($4)          (6)         (4)        (10)      (2,049)       (981)
      Realized gains (losses) on investments, net               4          (5)         (5)        (13)        4,578         851
      Net change in unrealized appreciation
        (depreciation) on investments                          49           98           4         100       18,085       8,200
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations                                      49           87         (5)          77       20,614       8,070
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -           -           -       23,334      40,110
      Transfers between funds  (note 2)                      (23)          (2)        (51)        (39)        5,308       5,433
      Surrenders and terminations                            (48)         (33)       (131)       (105)      (4,286)     (1,501)
      Rescissions                                               -            -           -           -        (392)     (1,135)
      Bonus (recapture)                                         -            -           -           -          301         463
      Other transactions (note 2)                               -            -         (1)         (1)         (22)        (10)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                   (71)         (35)       (183)       (145)       24,243      43,360
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                           (22)           52       (188)        (68)       44,857      51,430
 Net assets at beginning of period                            615          563       1,049       1,117       83,106      31,676
                                                      --------------------------------------------------------------------------
 Net assets at end of period                                 $593          615         861       1,049      127,963      83,106
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                             MUTUAL DISCOVERY          MUTUAL SHARES         OPPENHEIMER GLOBAL
                                                             SECURITIES FUND          SECURITIES FUND        SECURITIES FUND/VA
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($1,942)      (1,785)     (4,831)     (3,814)      (1,866)     (1,375)
      Realized gains (losses) on investments, net          14,808        7,121      22,757      13,067       10,626       4,609
      Net change in unrealized appreciation
        (depreciation) on investments                      52,060       44,055      42,089      44,388       17,358      29,454
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                    64,926       49,391      60,015      53,641       26,118      32,688
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                   115,518      102,048     179,398     126,474        4,573      60,150
      Transfers between funds  (note 2)                    44,662       11,050      38,806       2,818     (19,847)    (10,057)
      Surrenders and terminations                        (37,429)     (29,037)    (66,668)    (53,376)     (10,421)     (8,160)
      Rescissions                                         (2,741)      (1,743)     (3,432)     (1,974)        (130)     (1,533)
      Bonus (recapture)                                     1,354          989       1,865       1,221          (7)         574
      Other transactions (note 2)                           (109)         (84)       (161)       (150)         (63)        (59)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                121,255       83,223     149,808      75,013     (25,895)      40,915
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        186,181      132,614     209,823     128,654          223      73,603
 Net assets at beginning of period                        385,579      252,965     571,473     442,819      242,223     168,620
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $571,760      385,579     781,296     571,473      242,446     242,223
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                             OPPENHEIMER HIGH         OPPENHEIMER MAIN       PIMCO VIT ALL ASSET
                                                              INCOME FUND/VA          STREET FUND/VA             PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $2,108        2,290       (854)     (1,883)        5,044       1,939
      Realized gains (losses) on investments, net             417          719       4,863       2,381        1,714         358
      Net change in unrealized appreciation
        (depreciation) on investments                     (2,421)          179       2,422      11,628        1,005       2,335
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                       104        3,188       6,431      12,126        7,763       4,632
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     1,201       14,064       3,507      46,595      104,979      51,397
      Transfers between funds  (note 2)                   (8,644)     (17,050)    (20,703)     (9,875)       25,744      35,326
      Surrenders and terminations                         (2,762)      (4,654)     (8,767)     (9,631)      (6,338)       (466)
      Rescissions                                            (44)        (844)        (91)     (1,595)      (2,403)       (671)
      Bonus (recapture)                                         2          137           7         551        1,397         695
      Other transactions (note 2)                            (12)         (11)        (61)        (62)         (21)         (2)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions               (10,259)      (8,358)    (26,108)      25,983      123,358      86,279
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (10,155)      (5,170)    (19,677)      38,109      131,121      90,911
 Net assets at beginning of period                         49,485       54,655     189,299     151,190       90,911           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $39,330       49,485     169,622     189,299      222,032      90,911
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                            PIMCO VIT COMMODITY      PIMCO VIT EMERGING     PIMCO VIT GLOBAL BOND
                                                                PORTFOLIO         MARKETS BOND PORTFOLIO         PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          $280            -         228           -           51           -
      Realized gains (losses) on investments, net              43            -         377           -           93           -
      Net change in unrealized appreciation
        (depreciation) on investments                         245            -         166           -        (488)           -
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                       568            -         771           -        (344)           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    18,559            -       6,749           -        8,207           -
      Transfers between funds  (note 2)                    30,649            -      14,817           -        4,769           -
      Surrenders and terminations                           (538)            -       (171)           -         (30)           -
      Rescissions                                           (285)            -       (138)           -        (140)           -
      Bonus (recapture)                                       278            -          96           -          129           -
      Other transactions (note 2)                             (2)            -         (1)           -            -           -
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                 48,661            -      21,352           -       12,935           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         49,229            -      22,123           -       12,591           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $49,229            -      22,123           -       12,591           -
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                                            PIMCO VIT STOCKSPLUS
                                                           PIMCO VIT HIGH YIELD    PIMCO VIT REAL RETURN     GROWTH AND INCOME
                                                                PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $8,938        6,725       2,574     (1,019)          107        (32)
      Realized gains (losses) on investments, net           1,657        1,595       3,455       6,497        1,120         786
      Net change in unrealized appreciation
        (depreciation) on investments                     (6,466)        2,913     (5,464)       3,255        (931)       1,451
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                     4,129       11,233         565       8,733          296       2,205
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    40,746       65,616     100,539     145,288          366       1,110
      Transfers between funds  (note 2)                  (13,115)        4,433     (9,640)       2,311      (3,550)     (2,284)
      Surrenders and terminations                        (10,993)     (10,770)    (13,319)     (4,536)      (1,674)     (1,449)
      Rescissions                                           (957)      (1,922)     (2,783)     (2,347)          (1)        (33)
      Bonus (recapture)                                       558          796       1,147       1,790            -           1
      Other transactions (note 2)                            (38)         (30)        (42)        (16)          (9)        (11)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                 16,201       58,123      75,902     142,490      (4,868)     (2,666)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         20,330       69,356      76,467     151,223      (4,572)       (461)
 Net assets at beginning of period                        182,237      112,881     204,910      53,687       26,672      27,133
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $202,567      182,237     281,377     204,910       22,100      26,672
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                          PIMCO VIT TOTAL RETURN      SELIGMAN GLOBAL       SELIGMAN SMALLER-CAP
                                                                PORTFOLIO          TECHNOLOGY PORTFOLIO       VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        $7,367          335        (56)        (70)       14,414     (3,849)
      Realized gains (losses) on investments, net           8,266        7,220       (470)       (301)       10,352       8,017
      Net change in unrealized appreciation
        (depreciation) on investments                    (13,054)        3,303         665         447     (39,036)      26,015
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                     2,579       10,858         139          76     (14,270)      30,183
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    92,084      121,644           -           -        3,313      46,544
      Transfers between funds  (note 2)                   (2,491)     (24,659)       (800)       (423)     (32,990)    (13,565)
      Surrenders and terminations                        (25,875)     (22,202)       (226)       (252)     (12,717)     (8,456)
      Rescissions                                         (1,794)      (3,527)           -           -         (67)     (1,460)
      Bonus (recapture)                                     1,080        1,412           -           -         (30)         506
      Other transactions (note 2)                           (116)        (121)         (2)         (2)         (58)        (64)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                 62,888       72,547     (1,028)       (677)     (42,549)      23,505
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         65,467       83,405       (889)       (601)     (56,819)      53,688
 Net assets at beginning of period                        409,277      325,872       3,959       4,560      224,465     170,777
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $474,744      409,277       3,070       3,959      167,646     224,465
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                           SP STRATEGIC PARTNERS      SP WILLIAM BLAIR
                                                              FOCUSED GROWTH       INTERNATIONAL GROWTH    TEMPLETON GLOBAL ASSET
                                                                PORTFOLIO                PORTFOLIO            ALLOCATION FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($686)        (367)       (359)       (379)          454         309
      Realized gains (losses) on investments, net           1,174          295       1,953         976          213        (64)
      Net change in unrealized appreciation
        (depreciation) on investments                       4,092        2,426         958       1,860        (281)       2,304
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                     4,580        2,354       2,552       2,457          386       2,549
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    11,034        9,392         600       8,501            1           -
      Transfers between funds  (note 2)                   (3,962)        6,739     (3,165)     (3,955)        (287)       (468)
      Surrenders and terminations                         (1,257)        (678)     (1,099)       (989)      (2,745)     (2,950)
      Rescissions                                           (224)        (295)         (3)       (614)            -           -
      Bonus (recapture)                                       261          142         (3)         116            -           -
      Other transactions (note 2)                             (7)          (4)         (6)         (9)          (7)         (8)
                                                      --------------------------------------------------------------------------
     Net increase (decrease) in net assets
     resulting from contract transactions                  5,845       15,296     (3,676)       3,050      (3,038)     (3,426)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         10,425       17,650     (1,124)       5,507      (2,652)       (877)
 Net assets at beginning of period                         31,717       14,067      22,395      16,888       19,700      20,577
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $42,142       31,717      21,271      22,395       17,048      19,700
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                           TEMPLETON DEVELOPING      TEMPLETON FOREIGN        TEMPLETON GLOBAL
                                                         MARKETS SECURITIES FUND      SECURITIES FUND      INCOME SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($1,092)          179     (1,144)     (1,141)        1,683       3,584
      Realized gains (losses) on investments, net          14,195        6,522       7,167     (1,176)        1,064       1,109
      Net change in unrealized appreciation
        (depreciation) on investments                      43,298       23,535      26,460      54,670      (4,321)        (46)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                    56,401       30,236      32,483      52,353      (1,574)       4,647
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    50,068       40,015      45,478      39,602            -           3
      Transfers between funds  (note 2)                    45,292       14,790         721       3,595        (939)       (492)
      Surrenders and terminations                        (17,910)     (10,796)    (40,715)    (35,920)      (5,993)     (5,627)
      Rescissions                                           (917)      (1,385)       (964)       (824)            -        (10)
      Bonus (recapture)                                       763          576         658         420            -           -
      Other transactions (note 2)                            (69)         (48)       (147)       (154)         (16)        (18)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                 77,227       43,152       5,031       6,719      (6,948)     (6,144)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        133,628       73,388      37,514      59,072      (8,522)     (1,497)
 Net assets at beginning of period                        183,668      110,280     365,141     306,069       38,359      39,856
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $317,296      183,668     402,655     365,141       29,837      38,359
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                             TEMPLETON GROWTH       USAZ AIM BASIC VALUE   USAZ AIM INTERNATIONAL
                                                             SECURITIES FUND               FUND                 EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($2,479)      (1,290)     (3,231)     (2,399)      (1,368)       (642)
      Realized gains (losses) on investments, net           7,106        (196)       8,514       2,338        4,195       1,003
      Net change in unrealized appreciation
        (depreciation) on investments                      36,195       58,847         273      12,347        9,672       7,162
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                    40,822       57,361       5,556      12,286       12,499       7,523
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                   151,961       94,162      26,948      74,581       31,122      20,062
      Transfers between funds  (note 2)                    13,544        6,645    (16,558)     (4,236)       20,073       8,656
      Surrenders and terminations                        (56,933)     (52,525)     (8,246)     (4,383)      (3,554)     (1,231)
      Rescissions                                         (2,685)      (1,697)       (288)     (2,006)        (665)       (601)
      Bonus (recapture)                                     1,623          924         384         954          558         292
      Other transactions (note 2)                           (165)        (158)        (43)        (30)         (15)         (7)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                107,345       47,351       2,197      64,880       47,519      27,171
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        148,167      104,712       7,753      77,166       60,018      34,694
 Net assets at beginning of period                        478,645      373,933     167,732      90,566       56,469      21,775
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $626,812      478,645     175,485     167,732      116,487      56,469
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                           USAZ DAVIS NY VENTURE   USAZ DREYFUS FOUNDERS    USAZ DREYFUS PREMIER
                                                                   FUND             EQUITY GROWTH FUND      SMALL CAP VALUE FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($3,641)      (1,326)     (1,279)     (1,148)        (828)       (163)
      Realized gains (losses) on investments, net           6,547        1,138       4,367         715        1,610         371
      Net change in unrealized appreciation
        (depreciation) on investments                      15,124       10,019       (655)       4,343          266       3,898
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                    18,030        9,831       2,433       3,910        1,048       4,106
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    95,600       86,728      19,460      26,043       23,234      20,229
      Transfers between funds  (note 2)                    23,806       10,130     (6,908)     (3,239)        2,682       6,671
      Surrenders and terminations                         (9,750)      (4,014)     (3,512)     (2,435)      (1,875)       (226)
      Rescissions                                         (2,047)      (1,849)       (375)       (537)        (703)       (342)
      Bonus (recapture)                                     1,139        1,080         216         303          411         294
      Other transactions (note 2)                            (39)         (18)        (23)        (18)          (7)         (1)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                     108,709       92,057       8,858      20,117       23,742      26,625
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        126,739      101,888      11,291      24,027       24,790      30,731
 Net assets at beginning of period                        149,818       47,930      75,508      51,481       30,731           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $276,557      149,818      86,799      75,508       55,521      30,731
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                            USAZ FRANKLIN SMALL     USAZ FUSION BALANCED     USAZ FUSION GROWTH
                                                              CAP VALUE FUND               FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($2,429)      (1,220)       (709)           -      (2,061)           -
      Realized gains (losses) on investments, net           4,655          963          93           -          222           -
      Net change in unrealized appreciation
        (depreciation) on investments                       7,091       15,106       3,705           -       14,661           -
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                     9,317       14,849       3,089           -       12,822           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    92,875       68,765      71,820           -      192,201           -
      Transfers between funds  (note 2)                     7,301       20,628      42,625           -      132,195           -
      Surrenders and terminations                         (6,858)      (1,983)     (1,431)           -      (1,922)           -
      Rescissions                                         (1,977)      (1,447)     (1,802)           -      (1,649)           -
      Bonus (recapture)                                     1,437          868       1,060           -        3,705           -
      Other transactions (note 2)                            (28)          (8)         (2)           -          (7)           -
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                 92,750       86,823     112,270           -      324,523           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        102,067      101,672     115,359           -      337,345           -
 Net assets at beginning of period                        127,319       25,647           -           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $229,386      127,319     115,359           -      337,345           -
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                           USAZ FUSION MODERATE     USAZ JENNISON 20/20     USAZ JENNISON GROWTH
                                                                   FUND                 FOCUS FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($1,785)            -       (292)           -        (178)           -
      Realized gains (losses) on investments, net             122            -         147           -          100           -
      Net change in unrealized appreciation
        (depreciation) on investments                      11,281            -       4,324           -        1,612           -
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                     9,618            -       4,179           -        1,534           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                   190,316            -      24,961           -       10,563           -
      Transfers between funds  (note 2)                    98,397            -      49,478           -       24,324           -
      Surrenders and terminations                         (1,605)            -       (582)           -        (270)           -
      Rescissions                                         (2,687)            -       (367)           -         (87)           -
      Bonus (recapture)                                     2,873            -         327           -          182           -
      Other transactions (note 2)                             (5)            -         (2)           -          (1)           -
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                287,289            -      73,815           -       34,711           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        296,907            -      77,994           -       36,245           -
 Net assets at beginning of period                              -            -           -           -            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $296,907            -      77,994           -       36,245           -
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                          USAZ LEGG MASON GROWTH   USAZ LEGG MASON VALUE
                                                                  FUND                    FUND            USAZ MONEY MARKET FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($1,091)        (782)     (2,682)       (674)        2,051     (2,656)
      Realized gains (losses) on investments, net           2,439          532       2,327         575            -           -
      Net change in unrealized appreciation
        (depreciation) on investments                       3,669        2,667      11,662       8,149            -           -
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                     5,017        2,417      11,307       8,050        2,051     (2,656)
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    13,366       20,762      87,839      33,335      305,763     367,103
      Transfers between funds  (note 2)                    13,855      (3,447)      31,604       7,253    (176,733)   (275,485)
      Surrenders and terminations                         (2,391)      (1,039)     (5,323)     (2,104)     (40,890)    (34,977)
      Rescissions                                           (199)        (448)     (2,117)       (987)      (9,381)    (10,162)
      Bonus (recapture)                                       177          322       1,161         632        4,240       5,237
      Other transactions (note 2)                            (14)         (10)        (23)        (12)         (62)        (54)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                 24,794       16,140     113,141      38,117       82,937      51,662
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         29,811       18,557     124,448      46,167       84,988      49,006
 Net assets at beginning of period                         49,005       30,448      78,239      32,072      229,969     180,963
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $78,816       49,005     202,687      78,239      314,957     229,969
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                           USAZ OCC RENAISSANCE                               USAZ OPPENHEIMER
                                                                   FUND             USAZ OCC VALUE FUND     EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($7,714)      (6,296)     (3,698)     (2,411)      (2,366)     (1,805)
      Realized gains (losses) on investments, net          48,995       13,267      18,122       5,624        2,484       1,394
      Net change in unrealized appreciation
        (depreciation) on investments                    (67,979)       37,393    (13,119)      16,879        3,570       6,385
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                  (26,698)       44,364       1,305      20,092        3,688       5,974
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    74,819      162,114      55,649     106,572       26,923      63,018
      Transfers between funds  (note 2)                 (101,890)        5,829    (53,930)      20,978     (16,466)     (9,417)
      Surrenders and terminations                        (17,286)     (14,145)     (9,607)     (5,103)      (4,997)     (2,934)
      Rescissions                                         (1,856)      (3,116)     (1,605)     (2,371)        (636)     (1,376)
      Bonus (recapture)                                     1,016        1,673         903       1,251          556         886
      Other transactions (note 2)                           (102)         (88)        (49)        (43)         (29)        (18)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resultingfrom contract transactions                (45,299)      152,267     (8,639)     121,284        5,351      50,159
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                       (71,997)      196,631     (7,334)     141,376        9,039      56,133
 Net assets at beginning of period                        450,406      253,775     225,711      84,335      121,339      65,206
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $378,409      450,406     218,377     225,711      130,378     121,339
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                             USAZ OPPENHEIMER                                 USAZ OPPENHEIMER
                                                          EMERGING TECHNOLOGIES       USAZ OPPENHEIMER      INTERNATIONAL GROWTH
                                                                   FUND                 GLOBAL FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                        ($839)        (775)     (2,185)       (461)        (976)       (388)
      Realized gains (losses) on investments, net           (105)          696       1,634         (3)        3,359         321
      Net change in unrealized appreciation
        (depreciation) on investments                         175      (2,690)      14,644       8,991        4,361       3,981
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                     (769)      (2,769)      14,093       8,527        6,744       3,914
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                     7,554       17,535      56,869      61,549       19,912      19,179
      Transfers between funds  (note 2)                   (5,665)      (5,108)       2,415       7,587        7,376         895
      Surrenders and terminations                         (1,567)      (1,372)     (3,074)       (359)      (1,855)       (732)
      Rescissions                                           (125)        (529)       (861)       (726)        (456)       (435)
      Bonus (recapture)                                       141          220         780         806          359         291
      Other transactions (note 2)                            (11)         (12)        (17)           -          (9)         (5)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                    327       10,734      56,112      68,857       25,327      19,193
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                          (442)        7,965      70,205      77,384       32,071      23,107
 Net assets at beginning of period                         47,555       39,590      77,384           -       37,771      14,664
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $47,113       47,555     147,589      77,384       69,842      37,771
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                           USAZ OPPENHEIMER MAIN   USAZ SALOMON BROTHERS    USAZ SALOMON BROTHERS
                                                               STREET FUND         LARGE CAP GROWTH FUND   SMALL CAP GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($1,600)         (60)     (2,525)     (1,896)        (124)           -
      Realized gains (losses) on investments, net             716           79       3,613         753           31           -
      Net change in unrealized appreciation
        (depreciation) on investments                       4,312        3,879      11,004       4,818          308           -
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
       from operations                                   3,428        3,898      12,092       3,675          215           -
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    35,009       53,445      35,601      69,754        8,246           -
      Transfers between funds  (note 2)                   (3,908)        6,924       (496)       (420)       12,933           -
      Surrenders and terminations                         (2,953)        (318)     (7,433)     (3,851)        (369)           -
      Rescissions                                           (736)        (677)       (608)     (2,178)        (179)           -
      Bonus (recapture)                                       570          797         620       1,032          114           -
      Other transactions (note 2)                            (14)            -        (34)        (21)          (1)           -
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                 27,968       60,171      27,650      64,316       20,744           -
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         31,396       64,069      39,742      67,991       20,959           -
 Net assets at beginning of period                         64,069            -     134,211      66,220            -           -
                                                      --------------------------------------------------------------------------
 Net assets at end of period                              $95,465       64,069     173,953     134,211       20,959           -
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                               USAZ VAN KAMPEN         USAZ VAN KAMPEN          USAZ VAN KAMPEN
                                                           AGGRESSIVE GROWTH FUND       COMSTOCK FUND        EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($1,852)      (1,286)     (6,260)     (3,948)      (3,142)     (2,513)
      Realized gains (losses) on investments, net           5,751        1,863      26,467       3,575        3,739       1,365
      Net change in unrealized appreciation
        (depreciation) on investments                       4,404        7,982     (9,869)      43,020        8,041       8,398
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                     8,303        8,559      10,338      42,647        8,638       7,250
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    18,812       33,484     121,144     132,494       32,743      56,641
      Transfers between funds  (note 2)                  (11,245)        3,626    (15,762)      14,210     (18,859)     (7,092)
      Surrenders and terminations                         (4,239)      (3,660)    (19,462)    (11,656)      (8,064)     (5,730)
      Rescissions                                           (307)        (979)     (2,645)     (2,502)        (781)     (1,465)
      Bonus (recapture)                                       368          509       1,587       1,476          518         668
      Other transactions (note 2)                            (24)         (17)        (97)        (69)         (40)        (34)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                  3,365       32,963      84,765     133,953        5,517      42,988
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         11,668       41,522      95,103     176,600       14,155      50,238
 Net assets at beginning of period                         90,272       48,750     378,088     201,488      159,680     109,442
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $101,940       90,272     473,191     378,088      173,835     159,680
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                          USAZ VAN KAMPEN EQUITY      USAZ VAN KAMPEN      USAZ VAN KAMPEN GROWTH
                                                             AND INCOME FUND       GLOBAL FRANCHISE FUND      AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($2,247)        (101)     (3,634)     (1,242)      (3,999)     (2,706)
      Realized gains (losses) on investments, net             983           23       3,273         612       15,640       3,855
      Net change in unrealized appreciation
        (depreciation) on investments                       8,146        5,232      17,543       9,507        7,664      20,820
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                     6,882        5,154      17,182       8,877       19,305      21,969
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    65,107       46,075      86,009      69,076       60,919      74,754
      Transfers between funds  (note 2)                    14,423       31,213      35,186      22,942       15,621     (7,774)
      Surrenders and terminations                         (5,746)        (729)     (7,606)     (2,285)     (10,829)     (6,934)
      Rescissions                                         (1,350)        (819)     (1,390)     (1,356)      (1,272)     (1,572)
      Bonus (recapture)                                       743          567       1,174         847          771         929
      Other transactions (note 2)                            (15)          (1)        (30)         (8)         (61)        (46)
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                 73,162       76,306     113,343      89,216       65,149      59,357
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                         80,044       81,460     130,525      98,093       84,454      81,326
 Net assets at beginning of period                         81,460            -     122,121      24,028      227,029     145,703
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $161,504       81,460     252,646     122,121      311,483     227,029
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                                                       VAN KAMPEN LIT
                                                            USAZ VAN KAMPEN MID       EMERGING GROWTH          VAN KAMPEN LIT
                                                             CAP GROWTH FUND             PORTFOLIO          ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                             2005         2004        2005        2004         2005        2004
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                      ($2,519)      (1,232)       (118)       (134)          (2)         (4)
      Realized gains (losses) on investments, net           5,243        4,326        (61)       (241)         (34)        (27)
      Net change in unrealized appreciation
        (depreciation) on investments                      18,891        8,552         539         714           49          34
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations                                    21,615       11,646         360         339           13           3
                                                      --------------------------------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                    49,222       29,664          15          35            -           -
      Transfers between funds  (note 2)                    42,058      (1,780)       (874)       (966)         (50)        (20)
      Surrenders and terminations                         (5,730)      (2,297)       (467)       (678)          (6)        (19)
      Rescissions                                         (1,098)        (605)           -           -            -           -
      Bonus (recapture)                                       910          375           -         (2)            -           -
      Other transactions (note 2)                            (27)         (16)         (3)         (4)            -           -
                                                      --------------------------------------------------------------------------
      Net increase (decrease) in net assets
      resulting from contract transactions                 85,335       25,341     (1,329)     (1,615)         (56)        (39)
                                                      --------------------------------------------------------------------------
 Increase (decrease) in net assets                        106,950       36,987       (969)     (1,276)         (43)        (36)
 Net assets at beginning of period                         89,260       52,273       7,455       8,731          269         305
                                                      --------------------------------------------------------------------------
 Net assets at end of period                             $196,210       89,260       6,486       7,455          226         269
                                                      --------------------------------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
  FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004
  (IN THOUSANDS)

                                                           VAN KAMPEN LIT GROWTH
                                                           AND INCOME PORTFOLIO       TOTAL ALL FUNDS
                                                      -------------------------------------------------
                                                             2005         2004        2005        2004
                                                      -------------------------------------------------
 Increase (decrease) in net assets:
    Operations:
      Investment income (loss), net                          ($6)         (10)    (12,946)    (18,946)
      Realized gains (losses) on investments, net              68           43     396,354     126,826
      Net change in unrealized appreciation
        (depreciation) on investments                          33          136     311,527     971,323
                                                      -------------------------------------------------
        Net increase (decrease) in net assets
          from operations                                      95          169     694,935   1,079,203
                                                      -------------------------------------------------

    Contract Transactions-All Products (note 5)
      Purchase payments                                         -            -   3,841,342   3,880,435
      Transfers between funds  (note 2)                     (105)        (202)    (50,021)   (139,595)
      Surrenders and terminations                           (120)        (294) (1,008,551)   (812,445)
      Rescissions                                               -            -    (81,054)    (89,688)
      Bonus (recapture)                                         -            -      52,719      47,669
      Other transactions (note 2)                               -          (1)     (3,595)     (3,143)
                                                      -------------------------------------------------
      Net increase (decrease) in net assets
        resulting from contract transactions                (225)        (497)   2,750,840   2,883,233
                                                      -------------------------------------------------
 Increase (decrease) in net assets                          (130)        (328)   3,445,775   3,962,436
 Net assets at beginning of period                          1,313        1,641  12,196,129   8,233,693
                                                      -------------------------------------------------
 Net assets at end of period                               $1,183        1,313  15,641,904  12,196,129
                                                      -------------------------------------------------

                See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., USAllianz Advisers, LLC, Van Kampen Life Investment Trust and William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.

     PORTFOLIO                                       INVESTMENT ADVISER                       SPECIALIST MANAGER \ ADVISER
     ---------                                       ------------------                       ----------------------------
     AIM V.I. Capital Appreciation Fund              AIM Advisors, Inc.                       N\A
     AIM V.I. Growth Fund                            AIM Advisors, Inc.                       N\A
     AIM V.I. International Growth Fund              AIM Advisors, Inc.                       N\A
     AIM V.I. Premier Equity Fund                    AIM Advisors, Inc.                       N\A
     Alger American Growth Portfolio                 Fred Alger Management, Inc.              N\A
     Alger American Leveraged AllCap Portfolio       Fred Alger Management, Inc.              N\A
     Alger American MidCap Growth Portfolio          Fred Alger Management, Inc.              N\A
     Alger American Small Capitalization             Fred Alger Management, Inc.              N\A
     Portfolio
     Davis VA Financial Portfolio                    Davis Selected Advisers, LP              N\A
     Davis VA Real Estate Portfolio                  Davis Selected Advisers, LP              N\A
     Davis VA Value Portfolio                        Davis Selected Advisers, LP              N\A
     Dreyfus IP Small Cap Stock Index                The Dreyfus Corporation                  N\A
     Portfolio *
     Dreyfus Stock Index Fund *                      The Dreyfus Corporation                  N\A
     Franklin Global Communications Securities       Franklin Advisers, Inc.                  N\A
     Fund *
     Franklin Growth and Income Securities           Franklin Advisers, Inc.                  N\A
     Fund *
     Franklin High Income Fund *                     Franklin Advisers, Inc.                  N\A
     Franklin Income Securities Fund *               Franklin Advisers, Inc.                  N\A
     Franklin Large Cap Growth Securities Fund       Franklin Advisers, Inc.                  N\A
     *
     Franklin Money Market Fund *                    Franklin Advisers, Inc.                  N\A
     Franklin Real Estate Fund *                     Franklin Advisers, Inc.                  N\A
     Franklin Rising Dividends Securities Fund       Franklin Advisory Services, LLC          N\A
     *
     Franklin Small Cap Value Securities Fund *      Franklin Advisory Services, LLC          N\A
     Franklin Small-Mid Cap Growth Securities        Franklin Advisers, Inc.                  N\A
     Fund *
     Franklin U.S. Government Fund *                 Franklin Advisory Services, LLC          N\A
     Franklin Zero Coupon 2010 Fund                  Franklin Advisers, Inc.                  N\A
     J.P. Morgan International Equity Portfolio      J.P. Morgan Investment Management        N\A
                                                     Inc.
     J.P.  Morgan U.S. Large Cap Core Equity         J.P. Morgan  Investment  Management      N\A
     Portfolio                                       Inc.
     Jennison 20/20 Focus Portfolio *                Prudential  Investments Fund             N\A
                                                     Management, LLC
     Mutual Discovery Securities Fund *              Franklin Mutual Advisers, LLC            N\A
     Mutual Shares Securities Fund *                 Franklin Mutual Advisers, LLC            N\A
     Oppenheimer Global Securities Fund/VA           OppenheimerFunds, Inc.                   N\A

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2005

1.       ORGANIZATION (CONTINUED)

     PORTFOLIO                                  INVESTMENT ADVISER                   SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                   ----------------------------
     Oppenheimer High Income Fund/VA            OppenheimerFunds, Inc.               N\A
     Oppenheimer Main Street Fund/VA            OppenheimerFunds, Inc.               N\A
     PIMCO VIT All Asset Portfolio +            Pacific Investment Management        N\A
                                                Company
     PIMCO VIT Commodity Portfolio +            Pacific Investment Management        N\A
                                                Company
     PIMCO VIT Emerging Markets Bond            Pacific Investment Management        N\A
     Portfolio +                                Company
     PIMCO VIT Global Bond Portfolio +          Pacific Investment Management        N\A
                                                Company
     PIMCO VIT High Yield Portfolio +           Pacific Investment Management        N\A
                                                Company
     PIMCO VIT Real Return Portfolio +          Pacific Investment Management        N\A
                                                Company
     PIMCO VIT StocksPLUS Growth and Income     Pacific Investment Management        N\A
     Portfolio +                                Company
     PIMCO VIT Total Return Portfolio +         Pacific Investment Management        N\A
                                                Company
     Seligman Global Technology Portfolio       J & W Seligman & Co. Inc.            N\A
     Seligman Smaller-Cap Value Portfolio       J & W Seligman & Co. Inc.            N\A
     SP Strategic Partners Focused Growth       Prudential Investments Fund          N\A
     Portfolio *                                Management , LLC
     SP William Blair International Growth      William Blair & Company, LLC         N\A
     Portfolio *
     Templeton Global Asset Allocation Fund *   Templeton Global Advisors Limited    N\A
     Templeton Developing Markets Securities    Templeton Asset Management Ltd.      N\A
     Fund *
     Templeton Foreign Securities Fund *        Franklin Advisers, Inc.              N\A
     Templeton Global Income Securities Fund *  Franklin Advisers, Inc.              N\A
     Templeton Growth Securities Fund *         Templeton Global Advisors Limited    N\A
     USAZ AIM Basic Value Fund *+               USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ AIM International Equity Fund *+      USAllianz Advisers, LLC              A I M Capital Management, Inc.
     USAZ Davis NY Venture Fund *+              USAllianz Advisers, LLC              Davis Selected Advisers, L.P.
     USAZ Dreyfus Founders Equity               USAllianz Advisers, LLC              Founders Asset Management, LLC
     Growth Fund *+
     USAZ Dreyfus Premier Small Cap             USAllianz Advisers, LLC              The Dreyfus Corporation
     Value Fund *+
     USAZ Franklin Small Cap Value Fund *+      USAllianz Advisers, LLC              Franklin Advisory Services LLC
     USAZ Fusion Balanced Fund +                USAllianz Advisers, LLC              USAllianz Advisers
     USAZ Fusion Growth Fund +                  USAllianz Advisers, LLC              USAllianz Advisers
     USAZ Fusion Moderate Fund                  USAllianz Advisers, LLC              USAllianz Advisers
     USAZ Jennison 20/20 Focus Fund *+          USAllianz Advisers, LLC              Jennison Associates LLC
     USAZ Jennison Growth Fund *+               USAllianz Advisers, LLC              Jennison Associates LLC
     USAZ Legg Mason Growth Fund *+             USAllianz Advisers, LLC              Legg Mason Funds Management, Inc.
     USAZ Legg Mason Value Fund *+              USAllianz Advisers, LLC              Legg Mason Funds Management, Inc.
     USAZ Money Market Fund *+                  USAllianz Advisers, LLC              Prudential Investment Management, Inc.
     USAZ OCC Renaissance Fund *+               USAllianz Advisers, LLC              Oppenheimer Capital, LLC
     USAZ OCC Value Fund *+                     USAllianz Advisers, LLC              Oppenheimer Capital, LLC
     USAZ Oppenheimer Emerging Growth Fund *+   USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     USAZ Oppenheimer Emerging Technologies     USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     Fund *+
     USAZ Oppenheimer Global Fund *+            USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     USAZ Oppenheimer International Growth      USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     Fund *+
     USAZ Oppenheimer Main Street Fund *+       USAllianz Advisers, LLC              OppenheimerFunds, Inc.
     USAZ Salomon Brothers Large Cap Growth     USAllianz Advisers, LLC              Salomon Brothers Asset Management of
     Fund *+                                                                         America L.P.
     USAZ Salomon Brothers Small Cap Growth     USAllianz Advisers, LLC              Salomon Brothers Asset Management of
     Fund *+                                                                         America L.P.
     USAZ Van Kampen Aggressive Growth Fund *+  USAllianz Advisers, LLC              Van Kampen Investment Advisory Corp.
     USAZ Van Kampen Comstock Fund *+           USAllianz Advisers, LLC              Van Kampen Asset Management, Inc.
     USAZ Van Kampen Emerging Growth Fund *+    USAllianz Advisers, LLC              Van Kampen Asset Management, Inc

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

1.       ORGANIZATION (CONTINUED)

     PORTFOLIO                                  INVESTMENT ADVISER                   SPECIALIST MANAGER \ ADVISER
     ---------                                  ------------------                   ----------------------------
     USAZ Van Kampen Equity and Income Fund *+  USAllianz Advisers, LLC              Van Kampen Asset Management, Inc
     USAZ Van Kampen Global Franchise Fund *+   USAllianz Advisers, LLC              Van Kampen Asset Management, Inc
     USAZ Van Kampen Growth and Income Fund  *+ USAllianz Advisers, LLC              Van Kampen Asset Management, Inc.
     USAZ Van Kampen Mid Cap Growth Fund *+     USAllianz Advisers, LLC              Van Kampen Investment Advisory Corp.
     Van Kampen LIT Emerging Growth Portfolio*  Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Enterprise Portfolio        Van Kampen Asset Management, Inc.    N\A
     Van Kampen LIT Growth and Income Portfolio Van Kampen Asset Management, Inc.    N\A

*Portfolio contains class 2 shares which assess 12b-1 fees.
+The  investment  adviser of this fund is an affiliate of Allianz Life of North
 America and is paid an investment management fee by the fund.

2.       SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, USAllianz Alterity, and USAllianz Charter deferred annuity contract owners. Fixed Period Accounts are available to USAllianz High Five and USAllianz High Five Bonus contract owners, and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Rewards, USAllianz Alterity, USAllianz High Five, and USAllianz High Five Bonus deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

Available investment options, including the date the investment option was available for each product, as of December 31, 2005 are listed in the following table.

                                                                         USALLIANZ USALLIANZ                               VALUEMARK
                         USALLIAN  USALLIANZ USALLIANZ USALLIANZ USALLIANZ  HIGH     HIGH  USALLIANZ   VALUEMARK  USALLIANZ  INCOME
PORTFOLIO                ALTERITY   CHARTER   CHARTER  DIMENSION  HIGH      FIVE    FIVE L   REWARDS    II AND    VALUEMARK   PLUS
                                                II                FIVE      BONUS                        III        IV
                          ---------------------------------------------------------------------------------------------------------
Davis VA Financial
Portfolio                  2/1/2000 1/26/2001 5/1/2003 3/5/2001  10/25/2 05/3/2004 5/2/2005 5/5/2000  5/1/2002   5/1/2002   5/1/2002
Dreyfus IP Small Cap
Stock Index Portfolio      5/1/2002 5/1/2002  5/1/2003      N/A  10/25/2 05/3/2004 5/2/2005 5/1/2002  5/1/2002   5/1/2002   5/1/2002
Dreyfus Stock Index
Fund                       5/1/2002 5/1/2002  5/1/2003 5/1/2002  10/25/2 05/3/2004 5/2/2005 5/1/2002  5/1/2002   5/1/2002   5/1/2002
Franklin Global
Communications
Securities Fund           11/5/2001 1/6/1999  5/1/2003 11/5/2001 10/25/2 05/3/2004 5/2/2005 11/5/2001 1/24/1989  2/3/1997   7/1/1994
Franklin Growth and
IncomeSecurities Fund     2/1/2000  1/6/1999  5/1/2003  3/5/2001 10/25/2 05/3/2004 5/2/2005 5/5/2000  1/24/1989  2/3/1997   7/1/1994
Franklin High Income
Fund                      11/5/2001 1/6/1999  5/1/2003 11/5/2001 10/25/2 05/3/2004 5/2/2005 11/5/2001 1/24/1989  2/3/1997   7/1/1994
Franklin Income
Securities Fund           11/5/2001 1/6/1999 10/6/2003 11/5/2001 10/25/2 05/3/2004 5/2/2005 11/5/2001 1/24/1989  2/3/1997   7/1/1994
Franklin Large Cap
Growth Securities Fund     11/5/2001 1/6/1999 5/1/2003 11/5/2001 10/25/2 05/3/2004 5/2/2005 11/5/2001 5/1/1996   2/3/1997   5/1/1996
Franklin Real Estate
Fund                       11/5/2001 1/6/1999 5/1/2003 11/5/2001 10/25/2 05/3/2004 5/2/2005 11/5/2001 1/24/1989  2/3/1997   7/1/1994
Franklin Rising
Dividends Securities Fund  2/1/2000  1/6/1999 5/1/2003 3/5/2001  10/25/2 05/3/2004 5/2/2005 5/5/2000  1/27/1992  2/3/1997   7/1/1994
Franklin Small-Mid Cap
Growth Securities Fund     2/1/2000  1/6/1999 5/1/2003 3/5/2001  10/25/2 05/3/2004 5/2/2005 5/5/2000  11/1/1995  2/3/1997  11/1/1995
Franklin U.S. Government
Fund                       2/1/2000  1/6/1999 5/1/2003 3/5/2001  10/25/2 05/3/2004 5/2/2005 5/5/2000  3/14/1989  2/3/1997   5/1/2001

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005



2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         INVESTMENTS (CONTINUED)
                                                                       USALLIANZ USALLIANZ
                      USALLIANZ USALLIANZ USALLIANZ USALLIANZ USALLIANZ  HIGH     HIGH     USALLIANZ VALUEMARK  USALLIANZ VALUEMARK
PORTFOLIO              ALTERITY  CHARTER   CHARTER   DIMENSION  HIGH     FIVE     FIVE L    REWARDS    II AND    VALUEMARK  INCOME
                                              II                FIVE     BONUS                          III          IV       PLUS
                      --------------------------------------------------------------------------------------------------------------
Franklin Zero Coupon
Fund - 2010            11/5/2001 11/5/2001 5/1/2003 11/5/2001 10/25/2002 5/3/2004 5/2/2005 11/5/2001  3/14/1989  2/3/1997   5/1/2001
Mutual Discovery
Securities Fund         2/1/2000  1/6/1999 5/1/2003 3/5/2001  10/25/2002 5/3/2004 5/2/2005 5/5/2000   11/8/1996  2/3/1997  11/8/1996
Mutual Shares
Securities Fund         2/1/2000  1/6/1999 5/1/2003 3/5/2001  10/25/2002 5/3/2004 5/2/2005 5/5/2000   11/8/1996  2/3/1997  11/8/1996
PIMCO VIT All Asset
Portfolio               5/3/2004    N/A    5/3/2004     N/A    5/3/2004  5/3/2004 5/2/2005 5/3/2004   5/3/2004   5/3/2004   5/3/2004
PIMCO VIT Commodity
Portfolio               5/2/2005    N/A       N/A       N/A    5/2/2005  5/2/2005 5/2/2005 5/2/2005   5/2/2005   5/2/2005   5/2/2005
PIMCO VIT Emerging
Markets Bond
Portfolio               5/2/2005    N/A       N/A       N/A    5/2/2005  5/2/2005 5/2/2005 5/2/2005   5/2/2005   5/2/2005   5/2/2005
PIMCO VIT Global Bond
Portfolio               5/2/2005    N/A       N/A       N/A    5/2/2005  5/2/2005 5/2/2005 5/2/2005   5/2/2005   5/2/2005   5/2/2005
PIMCO VIT High Yield
Portfolio               2/1/2000  1/26/200 5/1/2003 3/5/2001 10/25/2002  5/3/2004 5/2/2005 5/5/2000  11/5/2001  11/5/2001  11/5/2001
PIMCO VIT Real Return
Portfolio               5/1/2003    N/A    5/1/2003     N/A    5/1/2003  5/3/2004 5/2/2005 5/1/2003   5/1/2003   5/1/2003   5/1/2003
PIMCO VIT Total Return
Portfolio               2/1/2000  1/26/200 5/1/2003 3/5/2001 10/25/2002  5/3/2004 5/2/2005 5/5/2000  11/5/2001  11/5/2001  11/5/2001
Templeton Developing
Markets Securities Fund 2/1/2000  1/6/1999 5/1/2003 3/5/2001 10/25/2002  5/3/2004 5/2/2005 5/5/2000   3/15/1994   2/3/1997  7/1/1994
Templeton Foreign
Securities Fund        11/5/2001 1/6/1999 10/6/2003 11/5/2001 10/25/2002 5/3/2004 5/2/2005 11/5/2001  1/27/1992   2/3/1997  7/1/1994
Templeton Growth
Securities Fund         2/1/2000 1/6/1999 10/6/2003 3/5/2001  10/25/2002 5/3/2004 5/2/2005  5/5/2000  3/15/1994   2/3/1997  7/1/1994
USAZ AIM Basic Value
Fund                    5/1/2002  5/1/2002 5/1/2003      N/A  10/25/2002 5/3/2004 5/2/2005  5/1/2002  5/1/2002    5/1/2002  5/1/2002
USAZ AIM International
Equity Fund             5/1/2002  5/1/2002 5/1/2003      N/A  10/25/2002 5/3/2004 5/2/2005  5/1/2002  5/1/2002    5/1/2002  5/1/2002
USAZ Davis NY Venture
Fund                   11/6/2001 11/5/2001 5/1/2003 11/5/2001 10/25/2002 5/3/2004 5/2/2005 11/5/2001  11/5/2001  11/5/2001 11/5/2001
USAZ Dreyfus Founders
Equity Growth Fund     11/6/2001 11/5/2001 5/1/2003 11/5/2001 10/25/2002 5/3/2004 5/2/2005 11/5/2001  11/5/2001  11/5/2001 11/5/2001
USAZ Dreyfus Premier
Small Cap Value Fund    5/3/2004    N/A    5/3/2004      N/A  5/3/2004   5/3/2004 5/2/2005  5/3/2004  5/3/2004    5/3/2004  5/3/2004

USAZ Franklin Small
Cap Value Fund          5/1/2003    N/A  5/1/2003      N/A    5/1/2003   5/3/2004 5/2/2005  5/1/2003  5/1/2003    5/1/2003  5/1/2003
USAZ Fusion Balanced
Fund                    5/2/2005    N/A       N/A      N/A    5/2/2005   5/2/2005 5/2/2005  5/2/2005  5/2/2005    5/2/2005  5/2/2005
USAZ Fusion Growth
Fund                    5/2/2005    N/A       N/A      N/A    5/2/2005   5/2/2005 5/2/2005  5/2/2005  5/2/2005    5/2/2005  5/2/2005
USAZ Fusion Moderate
Fund                    5/2/2005    N/A       N/A      N/A    5/2/2005   5/2/2005 5/2/2005  5/2/2005  5/2/2005    5/2/2005  5/2/2005
USAZ Jennison 20/20
Focus Fund              5/2/2005    N/A       N/A      N/A    5/2/2005   5/2/2005 5/2/2005  5/2/2005  5/2/2005    5/2/2005  5/2/2005
USAZ Jennison Growth
Fund                    5/2/2005    N/A       N/A      N/A    5/2/2005   5/2/2005 5/2/2005  5/2/2005  5/2/2005    5/2/2005  5/2/2005
USAZ Legg Mason
Growth Fund             5/1/2002  5/1/2002 5/1/2003   N/A     10/25/2002  5/3/2004  5/2/2005 5/1/2002  5/1/2002   5/1/2002  5/1/2002
USAZ Legg Mason Value
Fund                   11/6/2001 11/5/2001 5/1/2003 11/5/2001 10/25/2002  5/3/2004  5/2/2005 11/5/2001 11/5/2001 11/5/2001 11/5/2001
USAZ Money Market
Fund                    2/1/2000 11/5/2001 5/1/2003  3/5/2001 10/25/2002  5/3/2004  5/2/2005 5/5/2001  11/5/2001 11/5/2001 11/5/2001
USAZ OCC Renaissance
Fund                   11/6/2001 11/5/2001 5/1/2003 11/5/2001 10/25/2002  5/3/2004  5/2/2005 11/5/200  11/5/2001 11/5/2001 11/5/2001
USAZ OCC Value
Fund                   11/6/2001 11/5/2001 5/1/2003 11/5/2001 10/25/2002  5/3/2004  5/2/2005 11/5/200  11/5/2001 11/5/2001 11/5/2001
USAZ Oppenheimer
Emerging Growth Fund    5/1/2002 5/1/2002  5/1/2003      N/A    5/1/2002 5/1/2004  5/2/2005  5/1/2002 5/1/2002    5/1/2002  5/1/2002
USAZ Oppenheimer
Emerging Technologies
Fund                  11/6/2001 11/5/2001  5/1/2003 11/5/2001 10/25/2002 5/3/2004  5/2/2005 11/5/2001 11/5/2001  11/5/2001 11/5/2001
USAZ Oppenheimer Global
Fund                   5/3/2004    N/A     5/3/2004      N/A   5/3/2004  5/3/2004  5/2/2005  5/3/2004 5/3/2004    5/3/2004  5/3/2004
USAZ Oppenheimer
International Growth
Fund                  11/6/2001 11/5/2001  5/1/2003 11/5/2001 10/25/2002 5/3/2004  5/2/2005 11/5/2001 11/5/2001  11/5/2001 11/5/2001
USAZ Oppenheimer
Main Street Fund        5/3/2004    N/A    5/3/2004      N/A   5/3/2004  5/3/2004  5/2/2005  5/3/2004 5/3/2004    5/3/2004  5/3/2004
USAZ Salomon Brothers
Large Cap Growth Fund   5/1/2002 5/1/2002  5/1/2003      N/A 10/25/2002  5/3/2004  5/2/2005  5/1/2002 5/1/2002    5/1/2002  5/1/2002
USAZ Salomon Brothers
Small Cap Growth Fund   5/2/2005    N/A       N/A        N/A   5/2/2005  5/2/2005  5/2/2005  5/2/2005 5/2/2005    5/2/2005  5/2/2005
USAZ Van Kampen
Aggressive Growth Fund  5/1/2001 5/1/2001  5/1/2003  5/1/2001 10/25/2002 5/3/2004  5/2/2005  5/1/2001 5/1/2001    5/1/2001  5/1/2001
USAZ Van Kampen Comstock
Fund                    5/1/2001 5/1/2001  5/1/2003  5/1/2001 10/25/2002 5/3/2004  5/2/2005  5/1/2001 5/1/2001    5/1/2001  5/1/2001
USAZ Van Kampen Emerging
Growth Fund             5/1/2001 5/1/2001  5/1/2003  5/1/2001 10/25/2002 5/3/2004  5/2/2005  5/1/2001 5/1/2001    5/1/2001  5/1/2001
USAZ Van Kampen Equity
and Income Fund         5/3/2004    N/A    5/3/2004      N/A   5/3/2004  5/3/2004  5/2/2005  5/3/2004 5/3/2004    5/3/2004  5/3/2004
USAZ Van Kampen Global
Franchise Fund          5/1/2003    N/A    5/1/2003      N/A   5/1/2003  5/3/2004  5/2/2005  5/1/2003 5/1/2003    5/1/2003  5/1/2003
USAZ Van Kampen Growth
and Income Fund         5/1/2001 5/1/2001  5/1/2003  5/1/2001 10/25/2002 5/3/2004  5/2/2005  5/1/2001 5/1/2001    5/1/2001  5/1/2001
USAZ Van Kampen Mid Cap
Growth Fund             5/1/2001 5/1/2001  5/1/2003  5/1/2001 10/25/2002 5/3/2004  5/2/2005  5/1/2001 5/1/2001    5/1/2001  5/1/2001

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS (CONTINUED)


During the years ended December 31, 2005 and 2004, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

     CURRENT PORTFOLIO NAME                                  PRIOR PORTFOLIO NAME                           EFFECTIVE DATE
     ----------------------                                  --------------------                           --------------
     USAZ Dreyfus Founders Growth and Income Fund            USAZ AllianceBernstein Large Cap Growth Fund   March 8, 2004
     USAZ Davis NY Venture Fund                              USAZ AllianceBernstein Growth and Income Fund  March 8, 2004
     USAZ Oppenheimer International Growth Fund              USAZ Templeton Developed Markets               March 8, 2004
     SP William Blair International Growth Portfolio         SP Jennison International Growth Portfolio     May 3, 2004
     USAZ Legg Mason Value Trust Fund                        USAZ PIMCO PEA Growth and Income Fund          July 27, 2004
     USAZ Franklin Small Cap Value Fund                      USAZ PIMCO NFJ Small Cap Value Fund            April 4, 2005
     USAZ Legg Mason Growth Fund                             USAZ AIM Dent Demographic Trends Fund          April 4, 2005
     USAZ Salomon Brothers Large Cap Growth Fund             USAZ AIM Blue Chip Fund                        April 4, 2005
     Franklin Small-Mid Cap Growth Securities Fund           Franklin Small Cap Fund                        April 29, 2005
     USAZ Dreyfus Founders Equity Growth Fund                USAZ Dreyfus Founders Growth and Income Fund   April 29, 2005
     USAZ PEA Renaissance Fund                               USAZ PIMCO PEA Renaissance Fund                April 29, 2005
     USAZ PEA Value Fund                                     USAZ PIMCO PEA Value Fund                      April 29, 2005
     USAZ Van Kampen Mid Cap Growth Fund                     USAZ Van Kampen Growth Fund                    April 29, 2005
     USAZ OCC Renaissance Fund                               USAZ PEA Renaissance Fund                      September 23, 2005
     USAZ OCC Value Fund                                     USAZ PEA Value Fund                            September 23, 2005

During the years ended December 31, 2005 and 2004, several portfolios were closed to new money. The portfolio names and effective date of the closures are summarized in the following table.

PORTFOLIO                                               DATE CLOSED
---------                                               -----------
Davis VA Value Portfolio                                May 1, 2004
Oppenheimer Global Securities Fund/VA                   May 1, 2004
Oppenheimer Main Street Fund/VA                         May 1, 2004
Seligman Smaller-Cap Value Portfolio                    May 1, 2004
Franklin Small Cap Value Securities Fund                May 2, 2005


During the years ended December 31, 2005 and 2004, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

    CLOSED PORTFOLIO                                        RECEIVING PORTFOLIO                             DATE MERGED
    ----------------                                        -------------------                             -----------
    Franklin Aggressive Growth Securities Fund              Franklin Small Cap Fund                         April 30, 2004
    Franklin Zero Coupon Fund 2005                          USAZ Money Market Fund                          December 16, 2005


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005


2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account. The assets for these annuitized contracts are listed in footnote six as Deferred Variable Annuities.

PREMIUM BONUS

A premium bonus is awarded to the contract owner of the USAllianz Rewards and USAllianz High Five Bonus products at the time of deposit. The bonus paid is based on the following schedule.


                                        USALLIANZ REWARDS   USALLIANZ HIGH
                                                              FIVE BONUS

     NET DEPOSIT                           BONUS PAID         BONUS PAID
     -----------                           ----------         ----------
     $15,000 to 24,999                         4%                 3%
     $25,000 to 99,999                         5%                 4%
     $100,000 to 999,999                       6%                 5%
     $1,000,000 to 4,999,999                   7%                 6%
     $5,000,000 or more                        8%                 7%

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.


                                     USALLIANZ REWARDS    USALLIANZ HIGH
                                                           FIVE BONUS
     MONTHS FOLLOWING DEPOSIT          AMOUNT VESTED      AMOUNT VESTED
     ------------------------          -------------      -------------
     0 to 12                                0%                  0%
     13 to 24                               35%                35%
     25 to 36                               70%                70%
     37+                                   100%                100%


EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                           Mortality and Expense  Administrative
CONTRACT                                       RISK CHARGE            CHARGE
--------                                       -----------            ------
USAllianz Alterity Enhanced - Option 1            1.75%                0.15%
USAllianz Alterity Enhanced - Option 3            1.65%                0.15%
USAllianz Alterity Enhanced - Option 4            1.80%                0.15%
USAllianz Alterity Enhanced - Option 5            2.25%                0.15%
USAllianz Alterity Optional - Option 1            1.55%                0.15%
USAllianz Alterity Optional - Option 2            1.75%                0.15%
USAllianz Alterity Optional - Option 3            1.65%                0.15%
USAllianz Alterity Optional - Option 4            1.85%                0.15%
USAllianz Alterity Optional - Option 5            2.30%                0.15%
USAllianz Alterity Traditional - Option 1         1.25%                0.15%
USAllianz Alterity Traditional - Option 2         1.45%                0.15%
USAllianz Alterity Traditional - Option 3         1.35%                0.15%
USAllianz Alterity Traditional - Option 4         1.55%                0.15%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

          EXPENSES (CONTINUED)
                                           Mortality and Expense  Administrative
                                                 RISK CHARGE           CHARGE
USAllianz Alterity Traditional - Option 5           2.05%               0.15%
USAllianz Charter - Traditional                     1.00%               0.15%
USAllianz Charter - Enhanced                        1.20%               0.15%
USAllianz Charter II - Option 1                     1.75%               0.00%
USAllianz Charter II - Option 2                     2.05%               0.00%
USAllianz Charter II - Option 3                     2.05%               0.00%
USAllianz Charter II - Option 4                     1.95%               0.00%
USAllianz Charter II - Option 5                     2.20%               0.00%
USAllianz Charter II - Option 6                     2.25%               0.00%
USAllianz Charter II - Option 7                     2.45%               0.00%
USAllianz Charter II - Option 8                     2.65%               0.00%
USAllianz Charter II - Option 9                     2.70%               0.00%
USAllianz Dimensions - Option 1                     1.50%               0.00%
USAllianz Dimensions - Option 2                     1.70%               0.00%
USAllianz Dimensions - Option 3                     1.80%               0.00%
USAllianz Dimensions - Option 4                     2.00%               0.00%
USAllianz Dimensions - Option 5                     1.70%               0.00%
USAllianz Dimensions - Option 6                     1.90%               0.00%
USAllianz High Five - Traditional                   1.40%               0.00%
USAllianz High Five - Enhanced                      1.60%               0.00%
USAllianz High Five Bonus - Traditional             1.55%               0.15%
USAllianz High Five Bonus - Enhanced                1.75%               0.15%
USAllianz High Five L - Option 1                    1.65%               0.00%
USAllianz High Five L - Option 2                    1.75%               0.00%
USAllianz High Five L - Option 3                    1.85%               0.00%
USAllianz High Five L - Option 4                    1.95%               0.00%
USAllianz Rewards Enhanced - Option 1               1.70%               0.15%
USAllianz Rewards Enhanced - Option 2               1.80%               0.15%
USAllianz Rewards Enhanced - Option 3               2.00%               0.15%
USAllianz Rewards Enhanced - Option 4               1.85%               0.15%
USAllianz Rewards Enhanced - Option 5               2.00%               0.15%
USAllianz Rewards Enhanced - Option 6               2.45%               0.15%
USAllianz Rewards Enhanced - Option 7               1.90%               0.15%
USAllianz Rewards Enhanced - Option 8               2.40%               0.15%
USAllianz Rewards Traditional - Option 1            1.50%               0.15%
USAllianz Rewards Traditional - Option 2            1.80%               0.15%
USAllianz Rewards Traditional - Option 4            1.55%               0.15%
USAllianz Rewards Traditional - Option 5            1.75%               0.15%
USAllianz Rewards Traditional - Option 6            2.25%               0.15%
USAllianz Rewards Traditional - Option 7            1.70%               0.15%
USAllianz Rewards Traditional - Option 8            2.20%               0.15%
USAllianz Valuemark II                              1.25%               0.15%
USAllianz Valuemark III                             1.25%               0.15%
USAllianz Valuemark Income Plus                     1.25%               0.15%
USAllianz Valuemark IV - Option 1                   1.34%               0.15%
USAllianz Valuemark IV - Option 2                   1.64%               0.15%
USAllianz Valuemark IV - Option 3                   1.44%               0.15%
USAllianz Valuemark IV - Option 4                   1.74%               0.15%
USAllianz Valuemark IV - Option 5                   1.60%               0.15%
USAllianz Valuemark IV - Option 6                   1.90%               0.15%
USAllianz Valuemark IV - Option 7                   1.90%               0.15%
USAllianz Valuemark IV - Option 8                   1.75%               0.15%
USAllianz Valuemark IV - Option 9                   2.00%               0.15%
USAllianz Valuemark IV - Option 10                  2.05%               0.15%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for USAllianz Alterity can be summarized as follows:

USAllianz Alterity provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)



                                                   Charges for   Charges for   Charges for   Charges for   Charges for
                                                    Contract       Contract      Contract      Contract      Contract
(INCLUDES 0.15% OF ADMINISTRATION CHARGE)             with           with          with          with          with
                                                   Traditional     Enhanced      No GMIB     Traditional     Enhanced
                                                      GMIB           GMIB                        GMIB          GMIB
------------------------------------------------- -------------- ------------- ------------- ------------- -------------
------------------------------------------------- -------------- ------------- ------------- ------------- -------------
Traditional Guaranteed Minimum Death Benefit          1.40%         1.70%         1.50%         1.70%         2.20%
                                                  (Traditional   (Optional -   (Traditional  (Traditional  (Traditional
                                                   - Option 1)    Option 1)    - Option 3)   - Option 4)   - Option 5)
Earnings  Protection  Guaranteed  Minimum  Death      1.60%         1.90%         1.80%         2.00%         2.45%
Benefit                                           (Traditional   (Optional -   (Optional -   (Optional -   (Optional -
                                                   -Option 2)     Option 2)     Option 3)     Option 4)     Option 5)
Enhanced Guaranteed Minimum Death Benefit             1.70%          1.90%         1.80%         1.95%         2.40%
                                                   (Optional -     (Enhanced     (Enhanced     (Enhanced     (Enhanced
                                                    Option 1)    - Option 1)   - Option 3)   - Option 4)   - Option 5)

The M&E charge and administrative charge for USAllianz Rewards can be summarized as follows:

USAllianz Rewards provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Death Benefit/Enhanced Guaranteed Minimum Income Benefit). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.) The enhanced GMIB is only available to contracts purchased on or after September 27, 2002.


                         Charges      Charges       Charges for    Charges for    Charges        Charges      Charges       Charges
(INCLUDES 0.15% OF       for          for           Contract       Contract       for            for          for           for
ADMINISTRATION           Contract     Contract      with           without GMIB   Contract       Contract     Contract      Contract
CHARGE)                  without      without       Traditional                   with           with         with          with
                         GMIB         GMIB          GMIB                          Traditional    Enhanced     Traditional   Enhanced
                                                                                  GMIB           GMIB         GMIB          GMIB
---------------------    -----------  -----------   -------------  -------------  -----------   ------------  ----------   ---------

Traditional              1.65%        1.95%         1.70%          1.90%        2.40%         1.85%       2.35%         2.35%
Guaranteed   Minimum    (Traditional- (Traditional- (Traditional- (Traditional- (Traditional- (Tradition  (Traditional-(Traditional-
Death Benefit            Option  1)    Option  2)    Option  3)    Option 4)     Option 5)     Option 6)  Option 7)     Option 8)

Enhanced  Guaranteed     1.85%*       1.95%         2.15%          2.00%          2.15%        2.60%       2.05%        2.55%
Minimum        Death    (Enhanced-    (Enhanced-    (Enhanced-    (Enhanced-     (Enhanced-    (Enhanced- (Enhanced-    (Enhanced-
Benefit                   Option 1)    Option 2)     Option 3)     Option 4)      Option 5)     Option 6)  Option 7)     Option 8)

*Enhanced GMDB (pre 9/27/02)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

The M&E charge and administrative charge for USAllianz Charter II can be summarized as follows:

USAllianz Charter II provides a Traditional Guaranteed Minimum Protection Benefit (Traditional GMPB). The contract holder can elect the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), the Enhanced Guaranteed Minimum Income Benefit (Enhanced GMIB) or both (together, Enhanced Guaranteed Minimum Protection Benefit (Enhanced GMPB). These features provide for a guaranteed death benefit and a guaranteed annuity income benefit (which provides for guaranteed minimum payments during the Payout Phase.)


                                       Charges for Contract      Charges for Contract with      Charges for Contract
                                           without GMIB               Traditional GMIB           with Enhanced GMIB
----------------------------------- --------------------------- ----------------------------- --------------------------
----------------------------------- --------------------------- ----------------------------- --------------------------

Traditional   Guaranteed   Minimum          1.75%                        1.95%                       2.45%
Death Benefit                               (Option 1)                   (Option 4)                  (Option 7)

Enhanced  Guaranteed Minimum Death            2.05%                        2.20%                        2.65%
Benefit                                     (Option 2)                   (Option 5)                  (Option 8)

Earnings   Protection   Guaranteed            2.05%                        2.25%                        2.70%
Minimum Death Benefit                       (Option 3)                   (Option 6)                  (Option 9)

USAllianz Dimensions offers guaranteed value protection (GVP). The base option of the GVP is the guaranteed principal protector (GPP), which will guarantee the return of principal adjusted for withdrawals. The second option includes the GPP as well as a guaranteed performance accumulator (GPA) which will guarantee locked in gains every ten years, with the minimum guarantee of two times the principal adjusted for withdrawals, at the 20th anniversary.

Along with the guaranteed value protection, USAllianz Dimensions offers three different types of guaranteed minimum death benefits (GMDB). The base coverage GMDB is the return of principal (ROP), which will guarantee the greater of the contract value or principal adjusted for withdrawals. The double principal GMDB guarantees the greater of ROP or highest contract anniversary value through age 80 in contract years one to five. After the fifth contract year, it will guarantee two times the principal adjusted for withdrawals. The last option is the earnings protection GMDB, which will guarantee the greater of the ROP, or the contract value plus an additional 40% (25%, if issue age is greater than 70) of gain on the contract. This amount will be limited to the amount of principal adjusted for withdrawals.

The mortality and expense charge and administration charge for USAllianz Dimensions can be summarized as follows:

                              Return of                     Earnings
                              Principal       Double       Protection
                                GMDB      Principal GMDB      GMDB
---------------------------- ------------ --------------- --------------

Guaranteed        Principal     1.50%         1.80%           1.70%
Protector (GPP)              (Option 1)     (Option 3)     (Option 5)

Guaranteed Principal            1.70%         2.00%           1.90%
Accumulator (GPA)            (Option 2)     (Option 4)      (Option 6)

USAllianz Dimensions also includes a pay only with performance provision. If the contract earns less than a 10% gross return (prior to the mortality and expense charge and administration charge) in one year, the contract owner does not have to pay a GVP charge. If the contract earns greater than a 10% gross return in one year, the contract owner will pay an additional 2% to 3% GVP charge.

USAllianz High Five provides for Living Guarantees. These guarantees are the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit. There are no additional fees and charges associated with these guarantees. The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The Guaranteed Withdrawal Benefit guarantees a minimum level of income through partial withdrawals.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Along with the Living Guarantees, USAllianz High Five provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), or an Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB). These features provide for a guaranteed death benefit.

The mortality and expense charge and administration charge for USAllianz High Five can be summarized as follows:

Guaranteed Income and Death
BENEFIT OPTIONS                 ANNUAL EXPENSES      BENEFIT

Traditional GMDB                      1.40%          The Death Benefit less any premium tax, will be the greater of the contract value or the cumulative purchase payments less partial withdrawals.
Enhanced GMDB                         1.60%          The Death Benefit less any premium tax will be the greatest of the following amounts. The contract value, highest contract anniversary value up to age 80; or purchase payments less partial withdrawals.

High Five contract owners that transfer or withdraw contract value from a fixed period account at any time other than the initial period indicated in the contract or 30 days before the end of the account period will have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment or MVA. The Market Value Adjustment formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any Market Value Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Period Accounts.

USAllianz High Five Bonus provides for Living Guarantees. These guarantees are the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit. There are no additional fees and charges associated with these guarantees. The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The Guaranteed Withdrawal Benefit guarantees a minimum level of income through partial withdrawals.

Along with the Living Guarantees, USAllianz High Five Bonus provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), or an Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB). These features provide for a guaranteed death benefit.

The mortality and expense charge and administration charge for USAllianz High Five Bonus can be summarized as follows:


(INCLUDES 0.15% OF ADMINISTRATION    Total Charge  Benefit
CHARGE)
------------------------------------ ------------- ----------------------------------------------------------------------------
------------------------------------ ------------- ----------------------------------------------------------------------------
Traditional  Guaranteed  Minimum         1.70%     The Death  Benefit less any premium tax,
Death  Benefit                                     will be the  greater  of the contract  value or the  cumulative withdrawals.
purchase payments less partial
Enhanced Guaranteed Minimum Death        1.90%     The Death Benefit less any premium tax will be the greatest of the
Benefit                                            following amounts. The contract value, highest contract anniversary value up to age 80; or purchase payments less partial withdrawals.

High Five Bonus contract owners that transfer or withdraw contract value from a fixed period account at any time other than the initial period indicated in the contract or 30 days before the end of the account period will have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment or MVA. The Market Value Adjustment formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any Market Value Adjustment can be either positive or negative, depending on the rates that are currently being credited on Fixed Period Accounts.

USAllianz High Five is a L-Share variable annuity with a 3 year CDSC. Clients can chose from two living guarantees. The first is the Guaranteed Principal Value (GPV) which guarantees the return of your principal on the 5th contract anniversary. The second is the Guaranteed Account Value (GAV) which automatically locks in any market gains on the anniversary date available after a 5 year wait as a lump sum payment.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

USAllianz Valuemark IV offers the following  Guaranteed Income and Death Benefit
Options:


                               Charges        Charges for       Charges for Contract        Charges for
(INCLUDES 0.15% OF               for      Contract with GMIB        without GMIB           Contract with
ADMINISTRATION CHARGE)        Contract                                                    Traditional GMIB
                               without
                                GMIB
---------------------------- ------------ -------------------- ------------------------ ---------------------
---------------------------- ------------ -------------------- ------------------------ ---------------------
Traditional Guaranteed         1.49%         1.79%                  1.75%                    1.90%
Minimum Death Benefit         (Option -1)    (Option - 2)           (Option - 5)             (Option - 8)

Enhanced Guaranteed                                                 2.05%                    2.15%
Minimum Death Benefit                                               (Option - 6)             (Option - 9)
Earnings  Protection          1.59%          1.89%                  2.05%                  2.20%
Guaranteed Minimum Death      (Option -      (Option - 4)           (Option - 7)             (Option - 10)
Benefit                          3)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                                                                           Alger
                                              AIM V.I.                                                    Alger        American
                                               Capital                        AIM V.I.     AIM V.I.     American      Leveraged
                                            Appreciation   AIM V.I. Growth  International   Premier      Growth         AllCap
                                                Fund             Fund        Growth Fund  Equity Fund   Portfolio     Portfolio
                                           ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                  34               12            18          38             4              3
    Alterity Enhanced - Option 3                   -                -             -           -             -              -
    Alterity Enhanced - Option 4                   -                -             -           -             -              -
    Alterity Enhanced - Option 5                   -                -             -           -             -              -
    Alterity Optional - Option 1                  22               11             8          37             3              2
    Alterity Optional - Option 2                   2                -             1           2             -              -
    Alterity Optional - Option 3                   -                -             -           -             -              -
    Alterity Optional - Option 4                   -                -             -           -             -              -
    Alterity Optional - Option 5                   -                -             -           -             -              -
    Alterity Traditional - Option 1                8                7             4          12             4              2
    Alterity Traditional - Option 2                -                -             -           -             -              -
    Alterity Traditional - Option 3                -                -             -           -             -              -
    Alterity Traditional - Option 4                -                -             -           -             -              -
    Alterity Traditional - Option 5                -                -             -           -             -              -
    Charter Traditional                            -                -             -           1             1              -
    Charter Enhanced                               -                -             -           2             -              -
    Charter II - Option 1                          -                -             -           -             -              -
    Charter II - Option 2                          -                -             -           -             -              -
    Charter II - Option 3                          -                -             -           -             -              -
    Charter II - Option 4                          -                -             -           -             -              -
    Charter II - Option 5                          -                -             -           -             -              -
    Charter II - Option 6                          -                -             -           -             -              -
    Charter II - Option 7                          -                -             -           -             -              -
    Charter II - Option 8                          -                -             -           -             -              -
    Charter II - Option 9                          -                -             -           -             -              -
           Dimensions - Option 1                   -                -             -           -             -              -
           Dimensions - Option 2                   -                -             -           -             -              -
           Dimensions - Option 3                   -                -             -           -             -              -
           Dimensions - Option 4                   1                -             1           1             -              -
           Dimensions - Option 5                   -                -             -           -             -              -
           Dimensions - Option 6                   -                -             -           -             -              -
           High Five Traditional                   -                -             -           -             -              -
           High Five Enhanced                      -                -             -           -             -              -
    High Five Bonus Traditional                    -                -             -           -             -              -
    High Five Bonus Enhanced                       -                -             -           -             -              -
    High Five L - Option 1                         -                -             -           -             -              -
    High Five L - Option 2                         -                -             -           -             -              -
    High Five L - Option 3                         -                -             -           -             -              -
    High Five L - Option 4                         -                -             -           -             -              -
    High Five L - Option 5                         -                -             -           -             -              -
    High Five L - Option 6                         -                -             -           -             -              -
    Rewards Enhanced - Option 1                   16                9             3          13             6              3
    Rewards Enhanced - Option 2                    -                -             -           -             -              -
    Rewards Enhanced - Option 3                    -                -             -           -             -              -
    Rewards Enhanced - Option 4                    -                -             -           -             -              -
    Rewards Enhanced - Option 5                    -                -             -           -             -              -
    Rewards Enhanced - Option 6                    -                -             -           -             -              -
    Rewards Enhanced - Option 7                    -                -             -           -             1              -
    Rewards Enhanced - Option 8                    -                1             -           3             -              -
    Rewards Traditional - Option 1                18               16            11          25            15              7
    Rewards Traditional - Option 2                 -                -             -           -             -              -
    Rewards Traditional - Option 4                 -                -             -           -             -              -
    Rewards Traditional - Option 5                 -                -             -           -             -              -
    Rewards Traditional - Option 6                 -                -             -           -             -              -
    Rewards Traditional - Option 7                 -                -             -           -             -              -
    Rewards Traditional - Option 8                 -                1             -           1             -              -
    Valuemark II & III                             -               37             -           -            47             19

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                                                                           Alger
                                                 AIM V.I.                                                    Alger        American
                                                  Capital                        AIM V.I.     AIM V.I.     American      Leveraged
                                               Appreciation   AIM V.I. Growth  International   Premier      Growth         AllCap
                                                   Fund             Fund        Growth Fund  Equity Fund   Portfolio     Portfolio
                                              -------------------------------------------------------------------------------------
    Valuemark IV - Option 1                         -               50             -            -            55             21
    Valuemark IV - Option 2                         -                -             -            -             -              -
    Valuemark IV - Option 3                         -                -             -            -             -              -
    Valuemark IV - Option 4                         -                -             -            -             -              -
    Valuemark IV - Option 5                         -                -             -            -             -              -
    Valuemark IV - Option 6                         -                -             -            -             -              -
    Valuemark IV - Option 7                         -                -             -            -             -              -
    Valuemark IV - Option 8                         -                -             -            -             -              -
    Valuemark IV - Option 9                         -                -             -            -             -              -
    Valuemark IV - Option 10                        -                -             -            -             -              -
                                              -------------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------------
Total Expenses                                     101              144            46          135           136             57

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                           Alger American                Davis VA                   Dreyfus IP
                                         Alger American       Small         Davis VA       Real       Davis VA      Small Cap
                                          MidCap Growth   Capitalization    Financial     Estate        Value      Stock Index
                                            Portfolio       Portfolio       Portfolio    Portfolio    Portfolio     Portfolio
                                         ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1               55                4           359           12           926            622
    Alterity Enhanced - Option 3                -                -             2            -             5              6
    Alterity Enhanced - Option 4                -                -             2            -             2              4
    Alterity Enhanced - Option 5                -                -           177            -           247            384
    Alterity Optional - Option 1               52                4           123           15           418            316
    Alterity Optional - Option 2                7                -            43            -            82             52
    Alterity Optional - Option 3                -                -             -            -             1              1
    Alterity Optional - Option 4                -                -             1            -             -              -
    Alterity Optional - Option 5                -                -            35            -            37             59
    Alterity Traditional - Option 1            18                1            18            5            82             16
    Alterity Traditional - Option 2             1                -             1            -             3              1
    Alterity Traditional - Option 3             -                -             6            -            15             18
    Alterity Traditional - Option 4             -                -             6            -             4             10
    Alterity Traditional - Option 5             -                -            86            -           146            298
    Charter Traditional                         1                -             2            -            17             11
    Charter Enhanced                            4                -             2            -            10              2
    Charter II - Option 1                       -                -             1            -             4             11
    Charter II - Option 2                       -                -             -            -             -              1
    Charter II - Option 3                       -                -             -            -             -              -
    Charter II - Option 4                       -                -             -            -             1              3
    Charter II - Option 5                       -                -             -            -             -              -
    Charter II - Option 6                       -                -             -            -             -              -
    Charter II - Option 7                       -                -             2            -             7              7
    Charter II - Option 8                       -                -             6            -             7             28
    Charter II - Option 9                       -                -             4            -             3              2
           Dimensions - Option 1                -                -             -            -             1              -
           Dimensions - Option 2                -                -             -            -             -              -
           Dimensions - Option 3                1                -             -            -             2              -
           Dimensions - Option 4                1                -             -            -             3              -
           Dimensions - Option 5                -                -             -            -             1              -
           Dimensions - Option 6                -                -             -            -             -              -
           High Five Traditional                -                -           167            -           346            624
           High Five Enhanced                   -                -           173            -           271            398
    High Five Bonus Traditional                 -                -            23            -             -             69
    High Five Bonus Enhanced                    -                -            28            -             -             47
    High Five L - Option 1                      -                -             1            -             -              2
    High Five L - Option 2                      -                -             -            -             -              -
    High Five L - Option 3                      -                -             -            -             -              4
    High Five L - Option 4                      -                -             1            -             -              3
    High Five L - Option 5                      -                -             -            -             -              -
    High Five L - Option 6                      -                -             -            -             -              -
    Rewards Enhanced - Option 1                20                4            30            6            60             19
    Rewards Enhanced - Option 2                 -                -             3            -             8              3
    Rewards Enhanced - Option 3                 -                -            66            -           185            137
    Rewards Enhanced - Option 4                 -                -             5            -             5              8
    Rewards Enhanced - Option 5                 -                -             -            -             1              3
    Rewards Enhanced - Option 6                 -                -           209            -           231            367
    Rewards Enhanced - Option 7                 1                -             1            1             1              -
    Rewards Enhanced - Option 8                 5                -             3            1             2              2
    Rewards Traditional - Option 1             30                5            31            7           137             29
    Rewards Traditional - Option 2              -                -            29            -            57             61
    Rewards Traditional - Option 4              -                -            10            -            37             24
    Rewards Traditional - Option 5              -                -             3            -             7              5
    Rewards Traditional - Option 6              -                -            93            -           166            268
    Rewards Traditional - Option 7              -                -             -            -             2              1
    Rewards Traditional - Option 8              1                -             5            -             3              1
    Valuemark II & III                          -                -             6            -            36             24

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                         Alger American                 Davis VA                   Dreyfus IP
                                        Alger American       Small         Davis VA       Real       Davis VA      Small Cap
                                         MidCap Growth   Capitalization    Financial     Estate        Value      Stock Index
                                           Portfolio       Portfolio       Portfolio    Portfolio    Portfolio     Portfolio
                                        ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1                     -                -             4           -            38             25
    Valuemark IV - Option 2                     -                -             6           -            23             21
    Valuemark IV - Option 3                     -                -             -           -             -              -
    Valuemark IV - Option 4                     -                -             -           -             1              1
    Valuemark IV - Option 5                     -                -             -           -             2              1
    Valuemark IV - Option 6                     -                -             -           -             1              -
    Valuemark IV - Option 7                     -                -             -           -             -              -
    Valuemark IV - Option 8                     -                -             -           -             1              1
    Valuemark IV - Option 9                     -                -             1           -             1              1
    Valuemark IV - Option 10                    -                -             -           -             -              -
                                        ----------------------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------------------
Total Expenses                                197               18         1,774          47         3,646          4,001

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                             Franklin                                 Franklin
                                                                            Growth and                 Franklin      Large Cap
                                                          Franklin Global     Income      Franklin      Income         Growth
                                           Dreyfus Stock   Communications   Securities      High      Securities     Securities
                                            Index Fund    Securities Fund      Fund      Income Fund     Fund           Fund
                                          ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                1,242             57           421         137           545            375
    Alterity Enhanced - Option 3                   11              1             8           6            14              7
    Alterity Enhanced - Option 4                    9              -             5           5             7              8
    Alterity Enhanced - Option 5                  508             53           283         183           507            382
    Alterity Optional - Option 1                  596             29           225          69           246            220
    Alterity Optional - Option 2                  134              4            50          22            66             43
    Alterity Optional - Option 3                    2              1             1           -             4              1
    Alterity Optional - Option 4                    2              -             -           -             1              1
    Alterity Optional - Option 5                  104             15            76          44           115             96
    Alterity Traditional - Option 1                40              1            58          26            51             30
    Alterity Traditional - Option 2                 1              1             5           2             1              1
    Alterity Traditional - Option 3                22              4            26          24            71             25
    Alterity Traditional - Option 4                16              2            11          13            20             16
    Alterity Traditional - Option 5               411             38           219         137           399            366
    Charter Traditional                             8              1            11           8            54              9
    Charter Enhanced                                3              1             6           1            21              5
    Charter II - Option 1                          13              2             8          17            25              8
    Charter II - Option 2                           1              1             1           7            13              0
    Charter II - Option 3                           -              -             -           -             -              -
    Charter II - Option 4                           9              0             2           5             4              1
    Charter II - Option 5                           -              -             -           -             1              -
    Charter II - Option 6                           -              -             -           -             -              -
    Charter II - Option 7                          20              2            11          10            22              6
    Charter II - Option 8                          25              2            10          28            14             14
    Charter II - Option 9                           4              1             3           4             9              7
           Dimensions - Option 1                    -              -             -           -             -              -
           Dimensions - Option 2                    -              -             -           -             -              -
           Dimensions - Option 3                    1              -             4           1             -              1
           Dimensions - Option 4                    -              -             2           -             -              2
           Dimensions - Option 5                    -              -             -           -             -              -
           Dimensions - Option 6                    -              -             -           -             -              -
           High Five Traditional                1,074             54           433         356         1,227            649
           High Five Enhanced                     556             46           368         247           863            463
    High Five Bonus Traditional                   110              8           105          91           217            109
    High Five Bonus Enhanced                       53              8            71          45           158             68
    High Five L - Option 1                          5              1             2           2            21              2
    High Five L - Option 2                          -              -             -           -             2              1
    High Five L - Option 3                          3              -             3           2            29              2
    High Five L - Option 4                          1              -             1           2            15              2
    High Five L - Option 5                          -              -             -           -             -              -
    High Five L - Option 6                          -              -             -           -             -              -
    Rewards Enhanced - Option 1                    35              6            43          18            57             13
    Rewards Enhanced - Option 2                     8              4             8           7            23              7
    Rewards Enhanced - Option 3                   218             17            87          62           115             86
    Rewards Enhanced - Option 4                    11              5            17          11            28             11
    Rewards Enhanced - Option 5                     8              0             5           3             3              2
    Rewards Enhanced - Option 6                   525             61           402         242           459            387
    Rewards Enhanced - Option 7                     -              -             -           -             -              -
    Rewards Enhanced - Option 8                     2              1             1           -             6              -
    Rewards Traditional - Option 1                 75              2            68          26            78             34
    Rewards Traditional - Option 2                 80              6            37          15            51             45
    Rewards Traditional - Option 4                 29              7            31          33            55             28
    Rewards Traditional - Option 5                 12              1            20          12            17             10
    Rewards Traditional - Option 6                444             43           285         173           335            313
    Rewards Traditional - Option 7                  1              -             -           -             -              1
    Rewards Traditional - Option 8                  2              -            10           1             5              3
    Valuemark II & III                            176           1,497         3,848         712         4,273            905

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                          Franklin                                 Franklin
                                                                         Growth and                 Franklin       Large Cap
                                                       Franklin Global    Income       Franklin      Income         Growth
                                        Dreyfus Stock   Communications   Securities      High      Securities     Securities
                                         Index Fund    Securities Fund      Fund      Income Fund     Fund           Fund
                                       ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1                 162            167             1,276         512         1,388            997
    Valuemark IV - Option 2                  17              1              25           16            62             15
    Valuemark IV - Option 3                   -              -               -            -             -              -
    Valuemark IV - Option 4                   2              -               6            2             9              1
    Valuemark IV - Option 5                   3              -               7            8            13              5
    Valuemark IV - Option 6                   1              -               2            1            12              2
    Valuemark IV - Option 7                   -              -               -            -             -              -
    Valuemark IV - Option 8                   1              -               1            1             8              1
    Valuemark IV - Option 9                   1              -               3            1             1              1
    Valuemark IV - Option 10                  1              -               1            -             -              -
                                       ----------------------------------------------------------------------------------------
                                       ----------------------------------------------------------------------------------------
Total Expenses                              6,798         2,151           8,612        3,350        11,740          5,787

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                            Franklin     Franklin
                                                                             Rising      Small Cap    Franklin
                                                                            Dividends      Value      Small-Mid   Franklin U.S.
                                         Franklin Money   Franklin Real    Securities   Securities   Cap Growth     Government
                                           Market Fund     Estate Fund        Fund         Fund      Securities        Fund
                                         ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                 -              750         1,108         557           566            872
    Alterity Enhanced - Option 3                 -               17            20          13             7             11
    Alterity Enhanced - Option 4                 -               11            12           7             2              5
    Alterity Enhanced - Option 5                 -              621           750         388           293            418
    Alterity Optional - Option 1                 -              314           599         298           268            387
    Alterity Optional - Option 2                 -               95           121          49            49             79
    Alterity Optional - Option 3                 -                2             2           1             2              1
    Alterity Optional - Option 4                 -                6             4           -             -              1
    Alterity Optional - Option 5                 -              122           151          79            45             72
    Alterity Traditional - Option 1              -               63           102          24            48            103
    Alterity Traditional - Option 2              -                3             3           1             2              2
    Alterity Traditional - Option 3              -               49            58          14            21             48
    Alterity Traditional - Option 4              -               20            28           8             6             23
    Alterity Traditional - Option 5              -              476           570         262           228            259
    Charter Traditional                          0               15            22          14            14             26
    Charter Enhanced                             0               10            12           3            10             10
    Charter II - Option 1                        -               16            15           9             7             15
    Charter II - Option 2                        -                3             6           2             1              1
    Charter II - Option 3                        -                -             -           -             -              -
    Charter II - Option 4                        -                5             7           5             3             10
    Charter II - Option 5                        -                2             1           1             -              -
    Charter II - Option 6                        -                -             -           -             -              -
    Charter II - Option 7                        -               18            23          10             4             20
    Charter II - Option 8                        -               15            25          16             9             21
    Charter II - Option 9                        -               13             5           4             1              6
           Dimensions - Option 1                 -                -             1           -             -              1
           Dimensions - Option 2                 -                -             -           -             -              -
           Dimensions - Option 3                 -                -             2           3             5              9
           Dimensions - Option 4                 -                4             -           -             2              4
           Dimensions - Option 5                 -                -             -           -             -              -
           Dimensions - Option 6                 -                -             -           -             -              -
           High Five Traditional                 -              907         1,153         386           306            633
           High Five Enhanced                    -              736           854         282           205            515
    High Five Bonus Traditional                  -              166           168          73            44            132
    High Five Bonus Enhanced                     -              113           115          53            27             94
    High Five L - Option 1                       -                5             5           -             1              3
    High Five L - Option 2                       -                1             -           -             -              1
    High Five L - Option 3                       -                5             8           -             2              4
    High Five L - Option 4                       -                6             6           -             1              2
    High Five L - Option 5                       -                -             -           -             -             13
    High Five L - Option 6                       -                -             -           -             -              -
    Rewards Enhanced - Option 1                  -               91           103          17            34             86
    Rewards Enhanced - Option 2                  -               18            18           9             8             20
    Rewards Enhanced - Option 3                  -              209           280         131            98            221
    Rewards Enhanced - Option 4                  -               32            38           9            21             29
    Rewards Enhanced - Option 5                  -                7             9           2             4              4
    Rewards Enhanced - Option 6                  -              760           863         345           291            528
    Rewards Enhanced - Option 7                  -                3             3           -             -              2
    Rewards Enhanced - Option 8                  -                8             6           2             2              5
    Rewards Traditional - Option 1               -              113           124          42            62            137
    Rewards Traditional - Option 2               -              110           104          40            35             99
    Rewards Traditional - Option 4               -               65            55          24            23             71
    Rewards Traditional - Option 5               -               24            20           9             4              8
    Rewards Traditional - Option 6               -              475           417         268           192            313
    Rewards Traditional - Option 7               -                -             -           -             2              2
    Rewards Traditional - Option 8               -                6            10           7             3              8
    Valuemark II & III                         461            1,259         2,438         212         1,009          2,251

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

     Total  mortality  and  expense  charges  and  administrative   charges  (in
thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                         Franklin     Franklin     Franklin
                                                                          Rising      Small Cap    Small-Mid
                                                                         Dividends      Value     Cap Growth   Franklin U.S.
                                      Franklin Money   Franklin Real    Securities   Securities   Securities     Government
                                        Market Fund     Estate Fund        Fund         Fund         Fund           Fund
                                      ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1               152              611              994         209           931            718
    Valuemark IV - Option 2                 -               32               53          36            12             44
    Valuemark IV - Option 3                 -                -                1           -             1              -
    Valuemark IV - Option 4                 -                6                6           4             3              9
    Valuemark IV - Option 5                 -                4               11           2             2              4
    Valuemark IV - Option 6                 -                1                3           1             1              1
    Valuemark IV - Option 7                 -                -                -           -             -              -
    Valuemark IV - Option 8                 -                2                3           1             1              2
    Valuemark IV - Option 9                 -                4                5           1             1              2
    Valuemark IV - Option 10                -                2                1           -             -              1
                                      ----------------------------------------------------------------------------------------
Total Expenses                             613            8,431           11,521       3,933         4,919          8,366

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:



                                                                                         J.P. Morgan
                                                                            J.P. Morgan  U.S. Large
                                           Franklin Zero                   International  Cap Core     Jennison    Mutual Discovery
                                            Coupon Fund    Franklin Zero      Equity       Equity     20/20 Focus    Securities
                                               2005       Coupon Fund 2010   Portfolio    Portfolio    Portfolio        Fund
                                          ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                74              105             -           5           199            975
    Alterity Enhanced - Option 3                 2                1             -           -             4             15
    Alterity Enhanced - Option 4                 2                2             -           -             2              8
    Alterity Enhanced - Option 5                91               67             -           -           234            569
    Alterity Optional - Option 1                38               40             2           2            90            474
    Alterity Optional - Option 2                 5               16             -           -            24            106
    Alterity Optional - Option 3                 -                -             -           -             -              2
    Alterity Optional - Option 4                 -                -             -           -             1              1
    Alterity Optional - Option 5                19               22             -           -            39            111
    Alterity Traditional - Option 1              7               12             3           3             6             69
    Alterity Traditional - Option 2              -                -             -           -             -              3
    Alterity Traditional - Option 3              4                7             -           -             8             42
    Alterity Traditional - Option 4              3                4             -           -             6             16
    Alterity Traditional - Option 5             58               55             -           -           156            503
    Charter Traditional                          3                3             -           -             2             19
    Charter Enhanced                             1                1             -           -             1             12
    Charter II - Option 1                        3                5             -           -             7             17
    Charter II - Option 2                        -                -             -           -             -              2
    Charter II - Option 3                        -                -             -           -             -              -
    Charter II - Option 4                        -                -             -           -             -              7
    Charter II - Option 5                        -                -             -           -             -              1
    Charter II - Option 6                        -                -             -           -             -              -
    Charter II - Option 7                       12                8             -           -             2             24
    Charter II - Option 8                        8                2             -           -             8             24
    Charter II - Option 9                        1                1             -           -             3              6
           Dimensions - Option 1                 -                -             -           -             -              -
           Dimensions - Option 2                 -                -             -           -             -              -
           Dimensions - Option 3                 -                -             -           -             -              2
           Dimensions - Option 4                 1                -             -           -             -              1
           Dimensions - Option 5                 -                -             -           -             -              -
           Dimensions - Option 6                 -                -             -           -             -              -
           High Five Traditional               131              122             -           -           330            979
           High Five Enhanced                  117              123             -           -           302            757
    High Five Bonus Traditional                 34               20             -           -            52            128
    High Five Bonus Enhanced                    28               16             -           -            47             78
    High Five L - Option 1                       -                1             -           -             -              5
    High Five L - Option 2                       -                -             -           -             -              -
    High Five L - Option 3                       -                1             -           -             -              8
    High Five L - Option 4                       -                1             -           -             -              6
    High Five L - Option 5                       -                -             -           -             -              -
    High Five L - Option 6                       -                -             -           -             -              -
    Rewards Enhanced - Option 1                  8                4             3           3            11             22
    Rewards Enhanced - Option 2                  3                5             -           -             5              9
    Rewards Enhanced - Option 3                 25               41             -           -            60            200
    Rewards Enhanced - Option 4                  5                6             -           -             5             13
    Rewards Enhanced - Option 5                  1                -             -           -             0              2
    Rewards Enhanced - Option 6                134               96             -           -           227            512
    Rewards Enhanced - Option 7                  -                -             -           -             -              1
    Rewards Enhanced - Option 8                  -                -             -           -             -              7
    Rewards Traditional - Option 1              21               31             1           3            18             83
    Rewards Traditional - Option 2              18               46             -           -            17             84
    Rewards Traditional - Option 4              10                8             -           -             6             47
    Rewards Traditional - Option 5               3                3             -           -             5             14
    Rewards Traditional - Option 6              80               69             -           -           137            395
    Rewards Traditional - Option 7               1                1             -           -             1              -
    Rewards Traditional - Option 8               7                1             -           -             -              4
    Valuemark II & III                         309              278             -           -             8            605

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                                   J.P. Morgan
                                                                      J.P. Morgan   U.S. Large
                                      Franklin Zero                   International  Cap Core     Jennison     Mutual Discovery
                                       Coupon Fund   Franklin Zero      Equity       Equity      20/20 Focus     Securities
                                          2005      Coupon Fund 2010   Portfolio    Portfolio     Portfolio         Fund
                                     ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1               126            155              -           -             9            1,132
    Valuemark IV - Option 2                 7             11              -           -            15               32
    Valuemark IV - Option 3                 -              2              -           -             -                -
    Valuemark IV - Option 4                 2              4              -           -             1                6
    Valuemark IV - Option 5                 1              -              -           -             -                6
    Valuemark IV - Option 6                 -              -              -           -             -                3
    Valuemark IV - Option 7                 -              -              -           -             -                -
    Valuemark IV - Option 8                 -              -              -           -             -                1
    Valuemark IV - Option 9                 -              1              -           -             1                2
    Valuemark IV - Option 10                -              -              -           -             -                1
                                     ----------------------------------------------------------------------------------------
                                     ----------------------------------------------------------------------------------------
Total Expenses                            1,403            1,397          9          16           2,049            8,151

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                              Oppenheimer                  Oppenheimer
                                                                 Global       Oppenheimer     Main       PIMCO VIT     PIMCO VIT
                                             Mutual Shares     Securities     High Income    Street      All Asset     Commodity
                                            Securities Fund     Fund/VA         Fund/VA      Fund/VA     Portfolio     Portfolio
                                            ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                 1,018            1,152           139         849           125             19
    Alterity Enhanced - Option 3                    17                7             1           7             4              1
    Alterity Enhanced - Option 4                     5                6             1           5             4              -
    Alterity Enhanced - Option 5                   662              348            60         238           244             29
    Alterity Optional - Option 1                   563              553            77         385            70              6
    Alterity Optional - Option 2                   104               74            12          77             8              1
    Alterity Optional - Option 3                     3                1             -           1             -              -
    Alterity Optional - Option 4                     2                -             -           -             -              -
    Alterity Optional - Option 5                   123               51            16          49            51              4
    Alterity Traditional - Option 1                 84               62            20          75             7              1
    Alterity Traditional - Option 2                  4                1             1           3             1              -
    Alterity Traditional - Option 3                 61               19            10          14            40              2
    Alterity Traditional - Option 4                 21                8             5           8             8              -
    Alterity Traditional - Option 5                513              193            29         122           210             28
    Charter Traditional                             22                5             5           6             -              -
    Charter Enhanced                                10                3             2           3             -              -
    Charter II - Option 1                           25                6             9           5            24              -
    Charter II - Option 2                            2                1             -           -             2              -
    Charter II - Option 3                            -                -             -           -             -              -
    Charter II - Option 4                            3                2             1           1             -              -
    Charter II - Option 5                            -                -             -           -             -              -
    Charter II - Option 6                            -                -             -           -             -              -
    Charter II - Option 7                           26                5             1           2            16              -
    Charter II - Option 8                           15                6             5           5             7              -
    Charter II - Option 9                            9                2             1           3             4              -
           Dimensions - Option 1                     -                1             -           1             -              -
           Dimensions - Option 2                     -                1             -           -             -              -
           Dimensions - Option 3                     7                -             -           2             -              -
           Dimensions - Option 4                     -                3             -           2             -              -
           Dimensions - Option 5                     -                -             -           -             -              -
           Dimensions - Option 6                     -                -             -           -             -              -
           High Five Traditional                 1,270              366            68         223           710             45
           High Five Enhanced                      947              299            68         250           442             30
    High Five Bonus Traditional                    190                -             2           -           180              6
    High Five Bonus Enhanced                       128                -             -           -            76              7
    High Five L - Option 1                          19                -             -           -             6              3
    High Five L - Option 2                           3                -             -           -             -              -
    High Five L - Option 3                          27                -             -           -            32              3
    High Five L - Option 4                          10                -             -           -             4              2
    High Five L - Option 5                           -                -             -           -             -              -
    High Five L - Option 6                           -                -             -           -             -              -
    Rewards Enhanced - Option 1                     74               39            12          71            11              -
    Rewards Enhanced - Option 2                     13               15             2           8             -              1
    Rewards Enhanced - Option 3                    186              257            22         162            36              8
    Rewards Enhanced - Option 4                     19               11             4          16             4              -
    Rewards Enhanced - Option 5                      4                3             1           1             1              -
    Rewards Enhanced - Option 6                    583              318            66         294           248             28
    Rewards Enhanced - Option 7                      -                -             -           -             1              -
    Rewards Enhanced - Option 8                      8                5             1           5             2              -
    Rewards Traditional - Option 1                 122               98            25          93            21              2
    Rewards Traditional - Option 2                  64              107            13          70            17              3
    Rewards Traditional - Option 4                  65               28            10          25            72              1
    Rewards Traditional - Option 5                  15                6             6           5             3              -
    Rewards Traditional - Option 6                 385              177            48         150           210             26
    Rewards Traditional - Option 7                   1                2             -           1             -              -
    Rewards Traditional - Option 8                   7                4             1           8             3              -
    Valuemark II & III                           1,075               30             6          20            23              4

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                          Oppenheimer                  Oppenheimer
                                                             Global       Oppenheimer     Main       PIMCO VIT     PIMCO VIT
                                         Mutual Shares     Securities     High Income    Street      All Asset     Commodity
                                        Securities Fund     Fund/VA         Fund/VA      Fund/VA     Portfolio     Portfolio
                                        ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1                   2,465               29           9          19            28              2
    Valuemark IV - Option 2                      62               13           3          13             1              -
    Valuemark IV - Option 3                       -                -           -           -             -              -
    Valuemark IV - Option 4                       3                -           -           1             -              -
    Valuemark IV - Option 5                       9                1           1           2             1              1
    Valuemark IV - Option 6                       5                -           1           1             -              -
    Valuemark IV - Option 7                       -                -           -           -             -              -
    Valuemark IV - Option 8                       1                1           1           1             -              -
    Valuemark IV - Option 9                       2                2           -           2             1              -
    Valuemark IV - Option 10                      1                -           -           1             1              -
                                        ----------------------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------------------
Total Expenses                                11,062            4,321         765       3,305         2,959            263

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                                                       PIMCO VIT
                                             PIMCO VIT                                    PIMCO VIT   StocksPLUS
                                             Emerging        PIMCO VIT       PIMCO VIT      Real      Growth and     PIMCO VIT
                                           Markets Bond     Global Bond     High Yield     Return       Income      Total Return
                                             Portfolio       Portfolio       Portfolio    Portfolio    Portfolio     Portfolio
                                          ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                  4                2           419         226           174          1,500
    Alterity Enhanced - Option 3                  1                -             8           7             -             18
    Alterity Enhanced - Option 4                  -                -             4           5             -              9
    Alterity Enhanced - Option 5                  9                4           245         455             3            549
    Alterity Optional - Option 1                  2                1           220         106            96            700
    Alterity Optional - Option 2                  -                -            45          15            21            170
    Alterity Optional - Option 3                  -                -             1           1             -              2
    Alterity Optional - Option 4                  -                -             1           1             -              2
    Alterity Optional - Option 5                  1                1            55          82             -            115
    Alterity Traditional - Option 1               -                -            52           9             9            165
    Alterity Traditional - Option 2               -                -             3           -             -              6
    Alterity Traditional - Option 3               -                1            34          46             -             67
    Alterity Traditional - Option 4               -                -            13          19             -             33
    Alterity Traditional - Option 5              11                8           198         367             1            416
    Charter Traditional                           -                -            15           -             -             44
    Charter Enhanced                              -                -             5           -             1             17
    Charter II - Option 1                         -                -            28          33             -             20
    Charter II - Option 2                         -                -             4           6             -              6
    Charter II - Option 3                         -                -             -           -             -              -
    Charter II - Option 4                         -                -             4          14             -             10
    Charter II - Option 5                         -                -             -           1             -              -
    Charter II - Option 6                         -                -             -           -             -              -
    Charter II - Option 7                         -                -             7          24             -             15
    Charter II - Option 8                         -                -            10          27             -             19
    Charter II - Option 9                         -                -             6          10             -              8
           Dimensions - Option 1                  -                -             -           -             1              4
           Dimensions - Option 2                  -                -             -           -             -              1
           Dimensions - Option 3                  -                -             1           -             -             11
           Dimensions - Option 4                  -                -             1           -             -              8
           Dimensions - Option 5                  -                -             -           -             -              2
           Dimensions - Option 6                  -                -             -           -             -              -
           High Five Traditional                 26               17           459         938            14            950
           High Five Enhanced                    16               10           371         707             5            656
    High Five Bonus Traditional                   6                3            79         192             -            132
    High Five Bonus Enhanced                      6                1            36          99             -             81
    High Five L - Option 1                        1                2             2           5             -              8
    High Five L - Option 2                        -                -             -           -             -              1
    High Five L - Option 3                        1                2             2           8             -              8
    High Five L - Option 4                        1                1             1           3             -              3
    High Five L - Option 5                        -                -             -           -             -              -
    High Five L - Option 6                        -                -             -           -             -              -
    Rewards Enhanced - Option 1                   -                -            25          20            14            127
    Rewards Enhanced - Option 2                   -                -            12           3             -             34
    Rewards Enhanced - Option 3                   1                1           108          37            24            276
    Rewards Enhanced - Option 4                   -                -            24          17             -             43
    Rewards Enhanced - Option 5                   -                -             4           3             -             10
    Rewards Enhanced - Option 6                   9                7           308         551             1            610
    Rewards Enhanced - Option 7                   -                -             -           1             -              3
    Rewards Enhanced - Option 8                   -                -             4           2             2              6
    Rewards Traditional - Option 1                -                1            62          40            20            228
    Rewards Traditional - Option 2                -                -            48          17            12            141
    Rewards Traditional - Option 4                1                1            58          66             -             93
    Rewards Traditional - Option 5                -                -            11          17             -             25
    Rewards Traditional - Option 6                8                4           228         362             4            351
    Rewards Traditional - Option 7                -                -             1           -             -              1
    Rewards Traditional - Option 8                -                -             3           6             1             14
    Valuemark II & III                            3                4            62          63             7            181

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                                                  PIMCO VIT
                                        PIMCO VIT                                    PIMCO VIT   StocksPLUS
                                        Emerging        PIMCO VIT       PIMCO VIT      Real      Growth and     PIMCO VIT
                                      Markets Bond     Global Bond     High Yield     Return       Income      Total Return
                                        Portfolio       Portfolio       Portfolio    Portfolio    Portfolio     Portfolio
                                     ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1                 1                2            78          54             7            184
    Valuemark IV - Option 2                 -                -            40          15             2             49
    Valuemark IV - Option 3                 -                -             -           -             -              -
    Valuemark IV - Option 4                 -                -             4           -             -              8
    Valuemark IV - Option 5                 -                -            11          11             -              4
    Valuemark IV - Option 6                 -                -             -           -             -              1
    Valuemark IV - Option 7                 -                -             -           -             -              -
    Valuemark IV - Option 8                 -                -             5           1             -              2
    Valuemark IV - Option 9                 -                -             1           1             -              2
    Valuemark IV - Option 10                -                -             -           1             -              1
                                     ----------------------------------------------------------------------------------------
                                     ----------------------------------------------------------------------------------------
Total Expenses                             108               73         3,426       4,694           419          8,150

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                        SP Strategic   SP William   Templeton     Templeton
                                          Seligman                        Partners       Blair        Global      Developing
                                           Global          Seligman        Focused    International   Asset        Markets
                                         Technology      Smaller-Cap       Growth        Growth     Allocation    Securities
                                          Portfolio    Value Portfolio    Portfolio    Portfolio       Fund          Fund
                                       ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1              20            1,005           120           46            -            365
    Alterity Enhanced - Option 3               -                4             2            -            -              5
    Alterity Enhanced - Option 4               -                2             1            1            -              3
    Alterity Enhanced - Option 5               -              225            54           42            -            315
    Alterity Optional - Option 1              12              423            62           23            -            292
    Alterity Optional - Option 2               1               99             8           10            -             33
    Alterity Optional - Option 3               -                1             -            -            -              1
    Alterity Optional - Option 4               -                -             1            -            -              -
    Alterity Optional - Option 5               -               30            12           11            -             59
    Alterity Traditional - Option 1            5               55             7            2            -             23
    Alterity Traditional - Option 2            -                2             -            -            -              -
    Alterity Traditional - Option 3            -               12             2            2            -             11
    Alterity Traditional - Option 4            -                5             1            1            -              7
    Alterity Traditional - Option 5            -              129            55           25            -            216
    Charter Traditional                        -                6             3            -            -             10
    Charter Enhanced                           -                6             1            -            -              5
    Charter II - Option 1                      -                4             3            2            -              6
    Charter II - Option 2                      -                1             1            -            -              2
    Charter II - Option 3                      -                -             -            -            -              -
    Charter II - Option 4                      -                1             -            -            -              -
    Charter II - Option 5                      -                -             -            -            -              -
    Charter II - Option 6                      -                -             -            -            -              -
    Charter II - Option 7                      -                5             2            -            -              6
    Charter II - Option 8                      -                5             3            -            -              6
    Charter II - Option 9                      -                1             1            -            -              3
           Dimensions - Option 1               -                1             -            -            -              -
           Dimensions - Option 2               -                -             -            -            -              -
           Dimensions - Option 3               -                1             -            3            -              3
           Dimensions - Option 4               -                3             -            -            -              1
           Dimensions - Option 5               -                -             -            -            -              -
           Dimensions - Option 6               -                -             -            -            -              -
           High Five Traditional               -              237            80           41            -            420
           High Five Enhanced                  -              209            51           34            -            304
    High Five Bonus Traditional                -                -            21            3            -             46
    High Five Bonus Enhanced                   -                -            25            -            -             46
    High Five L - Option 1                     -                -             -            -            -              2
    High Five L - Option 2                     -                -             -            -            -              -
    High Five L - Option 3                     -                -             -            -            -              3
    High Five L - Option 4                     -                -             -            -            -              2
    High Five L - Option 5                     -                -             -            -            -              -
    High Five L - Option 6                     -                -             -            -            -              -
    Rewards Enhanced - Option 1               10               62             4            3            -             39
    Rewards Enhanced - Option 2                -                8             -            1            -              4
    Rewards Enhanced - Option 3                -              235            17           14            -             96
    Rewards Enhanced - Option 4                -               16             3            2            -             11
    Rewards Enhanced - Option 5                -                -             -            2            -              2
    Rewards Enhanced - Option 6                -              300            75           66            -            424
    Rewards Enhanced - Option 7                -                1             -            -            -              1
    Rewards Enhanced - Option 8                -                8             1            -            -              2
    Rewards Traditional - Option 1             8              108             7            9            -             54
    Rewards Traditional - Option 2             -               78             4            5            -             40
    Rewards Traditional - Option 4             -               16             3            2            -             24
    Rewards Traditional - Option 5             -                3             1            1            -             13
    Rewards Traditional - Option 6             -              135            45           48            -            247
    Rewards Traditional - Option 7             -                2             -            -            -              -
    Rewards Traditional - Option 8             -                8             -            -            -              5
    Valuemark II & III                         -               24             3            4          129            628

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                       SP Strategic  SP William                  Templeton
                                         Seligman                        Partners       Blair      Templeton     Developing
                                          Global          Seligman        Focused    International Global Asset     Markets
                                        Technology      Smaller-Cap       Growth       Growth     Allocation     Securities
                                         Portfolio    Value Portfolio    Portfolio    Portfolio      Fund           Fund
                                      ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1                 -               22             6           4           114            331
    Valuemark IV - Option 2                 -               16             1           1             -              6
    Valuemark IV - Option 3                 -                -             -           -             -              -
    Valuemark IV - Option 4                 -                2             -           -             -              -
    Valuemark IV - Option 5                 -                2             -           -             -              1
    Valuemark IV - Option 6                 -                -             -           -             -              -
    Valuemark IV - Option 7                 -                -             -           -             -              -
    Valuemark IV - Option 8                 -                1             -           -             -              1
    Valuemark IV - Option 9                 -                1             -           -             -              2
    Valuemark IV - Option 10                -                -             -           -             -              1
                                      ----------------------------------------------------------------------------------------
                                      ----------------------------------------------------------------------------------------
Total Expenses                              56            3,520           686         408           243          4,127

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                          Templeton
                                          Templeton       Templeton        Growth      USAZ AIM     USAZ AIM
                                           Foreign      Global Income    Securities      Basic    International USAZ Davis NY
                                       Securities Fund Securities Fund      Fund      Value Fund   Equity Fund   Venture Fund
                                       ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1               423                -           724         441           219            281
    Alterity Enhanced - Option 3                 3                -            10           6             2              9
    Alterity Enhanced - Option 4                 4                -             8           4             1              4
    Alterity Enhanced - Option 5               220                -           461         364           173            392
    Alterity Optional - Option 1               225                -           327         214           100            159
    Alterity Optional - Option 2                37                -            67          51            16             39
    Alterity Optional - Option 3                 -                -             3           1             -              1
    Alterity Optional - Option 4                 -                -             1           -             -              4
    Alterity Optional - Option 5                35                -           107          68            39             68
    Alterity Traditional - Option 1             19                -            55          25             5             19
    Alterity Traditional - Option 2              1                -             2           1             -              1
    Alterity Traditional - Option 3             10                -            38          22             7             22
    Alterity Traditional - Option 4              4                -            15           8             6             18
    Alterity Traditional - Option 5            166                -           332         187           137            393
    Charter Traditional                         13                5            38           2            19              1
    Charter Enhanced                             9                -            14           2             1              2
    Charter II - Option 1                        2                -            11           9             8              9
    Charter II - Option 2                        -                -             2           1             3              -
    Charter II - Option 3                        -                -             -           -             -              -
    Charter II - Option 4                        -                -             3           2             5              1
    Charter II - Option 5                        -                -             -           -             -              -
    Charter II - Option 6                        -                -             -           -             -              -
    Charter II - Option 7                        8                -            17          17             4             15
    Charter II - Option 8                        8                -             8          16             3              9
    Charter II - Option 9                        4                -             7           7             1              1
           Dimensions - Option 1                 -                -             -           -             -              -
           Dimensions - Option 2                 -                -             -           -             -              -
           Dimensions - Option 3                 -                -             2           -             -              1
           Dimensions - Option 4                 1                -             1           -             -              -
           Dimensions - Option 5                 -                -             -           -             -              -
           Dimensions - Option 6                 -                -             -           -             -              -
           High Five Traditional               319                -           852         423           189            698
           High Five Enhanced                  182                -           633         308           131            507
    High Five Bonus Traditional                 69                -           168          52            34            118
    High Five Bonus Enhanced                    36                -           108          47            19             84
    High Five L - Option 1                       1                -            15           -             2              5
    High Five L - Option 2                       -                -             1           -             -              1
    High Five L - Option 3                       3                -            22           1             2              6
    High Five L - Option 4                       2                -             6           -             1              5
    High Five L - Option 5                       -                -             -           -             -              -
    High Five L - Option 6                       -                -             -           -             -              -
    Rewards Enhanced - Option 1                 11                -            62          14            12             19
    Rewards Enhanced - Option 2                  5                -             8           8             2             11
    Rewards Enhanced - Option 3                 86                -           126         135            41             76
    Rewards Enhanced - Option 4                  3                -            10          13            10             12
    Rewards Enhanced - Option 5                  3                -             2           3             3              5
    Rewards Enhanced - Option 6                192                -           396         386           174            376
    Rewards Enhanced - Option 7                  -                -             -           -             -              -
    Rewards Enhanced - Option 8                  -                -             4           2             1              1
    Rewards Traditional - Option 1              28                -            75          26             9             31
    Rewards Traditional - Option 2              31                -            41          49            23             32
    Rewards Traditional - Option 4               9                -            30          35            13             27
    Rewards Traditional - Option 5               4                -            12           6             4             15
    Rewards Traditional - Option 6             148                -           259         191           134            297
    Rewards Traditional - Option 7               -                -             -           1             -              -
    Rewards Traditional - Option 8               5                -             5           2             1              1
    Valuemark II & III                       2,663              374         2,157          28            11             70

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                      Templeton
                                      Templeton       Templeton        Growth      USAZ AIM     USAZ AIM
                                       Foreign      Global Income    Securities      Basic    International USAZ Davis NY
                                   Securities Fund Securities Fund      Fund      Value Fund   Equity Fund   Venture Fund
                                   ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1             846               93         1,512            25             8             53
    Valuemark IV - Option 2              16                -            30            20             2              8
    Valuemark IV - Option 3               -                -             -             -             -              -
    Valuemark IV - Option 4               -                -             4             -             -              2
    Valuemark IV - Option 5               3                -             4             3             -              2
    Valuemark IV - Option 6               -                -             2             2             1              2
    Valuemark IV - Option 7               -                -             -             -             -              -
    Valuemark IV - Option 8               -                -             1             1             1              -
    Valuemark IV - Option 9               2                -             1             2             1              1
    Valuemark IV - Option 10              -                -             1             -             -              -
                                   ----------------------------------------------------------------------------------------
                                   ----------------------------------------------------------------------------------------
Total Expenses                          5,859              472         8,800         3,231         1,578          3,914

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                           USAZ Dreyfus                        USAZ         USAZ
                                             Founders       USAZ Dreyfus     Franklin      Fusion
                                           Equity Growth   Premier Small     Small Cap    Balanced    USAZ Fusion   USAZ Fusion
                                               Fund        Cap Value Fund   Value Fund      Fund      Growth Fund  Moderate Fund
                                          ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                  272               50           140          13            77            110
    Alterity Enhanced - Option 3                    3                -            12           1             2              3
    Alterity Enhanced - Option 4                    2                1             5           -             2              1
    Alterity Enhanced - Option 5                  151              104           426          71           223            196
    Alterity Optional - Option 1                  141               13            67           2            32             11
    Alterity Optional - Option 2                   34                4             9           2             9              3
    Alterity Optional - Option 3                    1                -             1           -             -              -
    Alterity Optional - Option 4                    1                -             -           -             -              1
    Alterity Optional - Option 5                   18               17            73          16            48             38
    Alterity Traditional - Option 1                12                1             9           1             -              1
    Alterity Traditional - Option 2                 -                -             -           -             -              -
    Alterity Traditional - Option 3                 4                2            19          10             3             13
    Alterity Traditional - Option 4                 2                2             9           7             3              8
    Alterity Traditional - Option 5                77               79           368          56           258            197
    Charter Traditional                             1                -             -           -             -              -
    Charter Enhanced                                1                -             -           -             -              -
    Charter II - Option 1                           5                4            13           -             -              -
    Charter II - Option 2                           1                -             2           -             -              -
    Charter II - Option 3                           -                -             -           -             -              -
    Charter II - Option 4                           -                -             1           -             -              -
    Charter II - Option 5                           -                -             -           -             -              -
    Charter II - Option 6                           -                -             -           -             -              -
    Charter II - Option 7                           4                5            19           -             -              -
    Charter II - Option 8                           4                5            14           -             -              -
    Charter II - Option 9                           -                1             6           -             -              -
           Dimensions - Option 1                    -                -             -           -             -              -
           Dimensions - Option 2                    -                -             -           -             -              -
           Dimensions - Option 3                    2                -             -           -             -              -
           Dimensions - Option 4                    1                -             -           -             -              -
           Dimensions - Option 5                    -                -             -           -             -              -
           Dimensions - Option 6                    -                -             -           -             -              -
           High Five Traditional                  209              137           529         149           193            261
           High Five Enhanced                     113               93           516          73           182            189
    High Five Bonus Traditional                    26               37           105          38           104            110
    High Five Bonus Enhanced                       13               20            83          26            59             63
    High Five L - Option 1                          1                1             4          15            18             26
    High Five L - Option 2                          -                -             1           -             2              1
    High Five L - Option 3                          1                2             6          24            38             57
    High Five L - Option 4                          -                -             4          13            25             31
    High Five L - Option 5                          -                -             -           -             -              -
    High Five L - Option 6                          -                -             -           -             -              -
    Rewards Enhanced - Option 1                    11                1            28           -             4              4
    Rewards Enhanced - Option 2                     3                1             1           -             -              -
    Rewards Enhanced - Option 3                    60               17            55          12            21             32
    Rewards Enhanced - Option 4                    10                2            15           4             6              5
    Rewards Enhanced - Option 5                     2                1             6           -             1              0
    Rewards Enhanced - Option 6                   117              103           444         102           434            191
    Rewards Enhanced - Option 7                     -                -             1           -             -              -
    Rewards Enhanced - Option 8                     -                -             1           -             -              -
    Rewards Traditional - Option 1                 18                5            15           2             8              8
    Rewards Traditional - Option 2                 31                3            18           1             9              9
    Rewards Traditional - Option 4                  9                4            20           2             8              3
    Rewards Traditional - Option 5                  1                5             5           2             4              4
    Rewards Traditional - Option 6                 91               98           303          50           283            190
    Rewards Traditional - Option 7                  -                -             -           -             -              -
    Rewards Traditional - Option 8                  1                -             3           1             -              -
    Valuemark II & III                             18                5            20           4             2              6

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                        USAZ Dreyfus                        USAZ         USAZ
                                          Founders       USAZ Dreyfus     Franklin      Fusion
                                        Equity Growth   Premier Small     Small Cap    Balanced    USAZ Fusion   USAZ Fusion
                                            Fund        Cap Value Fund   Value Fund      Fund      Growth Fund  Moderate Fund
                                       ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1                   14                3            17          12             1             13
    Valuemark IV - Option 2                   10                1             2           -             1              -
    Valuemark IV - Option 3                    -                -             -           -             -              -
    Valuemark IV - Option 4                    1                -             -           -             -              -
    Valuemark IV - Option 5                    1                1             1           -             -              -
    Valuemark IV - Option 6                    2                -             -           -             -              -
    Valuemark IV - Option 7                    -                -             -           -             -              -
    Valuemark IV - Option 8                    1                -             1           -             1              -
    Valuemark IV - Option 9                    1                -             1           -             -              -
    Valuemark IV - Option 10                   -                -             1           -             -              -
                                       ----------------------------------------------------------------------------------------
                                       ----------------------------------------------------------------------------------------
Total Expenses                              1,502              828         3,399         709         2,061          1,785

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                         USAZ Jennison                     USAZ Legg    USAZ Legg                   USAZ OCC
                                          20/20 Focus    USAZ Jennison   Mason Growth     Mason     USAZ Money    Renaissance
                                             Fund         Growth Fund        Fund      Value Fund   Market Fund       Fund
                                        ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1               24               10           143         223           356          1,752
    Alterity Enhanced - Option 3                1                -             1           6             7             16
    Alterity Enhanced - Option 4                -                -             2           2             8              8
    Alterity Enhanced - Option 5               41               17           130         314           390            862
    Alterity Optional - Option 1               14                4            69         107           203            581
    Alterity Optional - Option 2                2                4            17          24            39            145
    Alterity Optional - Option 3                -                -             -           -             1              2
    Alterity Optional - Option 4                -                -             1           -             -              1
    Alterity Optional - Option 5                9                4            20          48            93            127
    Alterity Traditional - Option 1             1                -             5          16            65             63
    Alterity Traditional - Option 2             -                -             -           1             1              4
    Alterity Traditional - Option 3             2                2             4          16            67             30
    Alterity Traditional - Option 4             -                -             2           7            23             13
    Alterity Traditional - Option 5            37               13           100         232           284            472
    Charter Traditional                         -                -             -           2            14             11
    Charter Enhanced                            -                -             -           2            11              6
    Charter II - Option 1                       -                -             1          18            29             16
    Charter II - Option 2                       -                -             -           2             3              3
    Charter II - Option 3                       -                -             -           -             -              -
    Charter II - Option 4                       -                -             1           1             8              2
    Charter II - Option 5                       -                -             -           1             -              1
    Charter II - Option 6                       -                -             -           -             1              -
    Charter II - Option 7                       -                -             1           6            14             29
    Charter II - Option 8                       -                -             3           7            31             30
    Charter II - Option 9                       -                -             1           3            26              5
           Dimensions - Option 1                -                -             -           -             -              -
           Dimensions - Option 2                -                -             -           -             -              -
           Dimensions - Option 3                -                -             -           1             2              2
           Dimensions - Option 4                -                -             -           1             -              2
           Dimensions - Option 5                -                -             -           -             1              -
           Dimensions - Option 6                -                -             -           -             -              -
           High Five Traditional               86               48           103         363           671            811
           High Five Enhanced                  32               14            93         287           410            688
    High Five Bonus Traditional                10                6            13          78           161            102
    High Five Bonus Enhanced                    5                4            11          61           112             90
    High Five L - Option 1                      3                1             1           5             9              -
    High Five L - Option 2                      -                -             -           -             2              -
    High Five L - Option 3                      3                1             1           6            14              2
    High Five L - Option 4                      3                1             -           5             6              1
    High Five L - Option 5                      -                -             -           -             -              -
    High Five L - Option 6                      -                -             -           -             -              -
    Rewards Enhanced - Option 1                 2                1             4          10            80             69
    Rewards Enhanced - Option 2                 -                -             4           4            14             11
    Rewards Enhanced - Option 3                 7                3            38          59           157            235
    Rewards Enhanced - Option 4                 1                -             5           6            21             24
    Rewards Enhanced - Option 5                 -                -             -           2             3              3
    Rewards Enhanced - Option 6                38               23           193         362           682            673
    Rewards Enhanced - Option 7                 1                1             -           -             -              2
    Rewards Enhanced - Option 8                 -                -             1           1             3              6
    Rewards Traditional - Option 1              2                2             7          22           108             90
    Rewards Traditional - Option 2              2                -            12          29            56             95
    Rewards Traditional - Option 4              2                1             5          17           104             31
    Rewards Traditional - Option 5              1                1             4           7            19              8
    Rewards Traditional - Option 6             27               14            79         253           379            369
    Rewards Traditional - Option 7              -                -             -           -             7              2
    Rewards Traditional - Option 8              -                -             -           1             5             12
    Valuemark II & III                          3                2             6          32           251             83

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                          USAZ Jennison                     USAZ Legg    USAZ Legg                   USAZ OCC
                                           20/20 Focus    USAZ Jennison   Mason Growth     Mason     USAZ Money    Renaissance
                                              Fund         Growth Fund        Fund      Value Fund   Market Fund       Fund
                                         ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1                      4                1             4          25           174             83
    Valuemark IV - Option 2                      1                -             5           3            22             25
    Valuemark IV - Option 3                      -                -             -           -             -              -
    Valuemark IV - Option 4                      -                -             -           1             8              7
    Valuemark IV - Option 5                      -                -             -           1            29              4
    Valuemark IV - Option 6                      -                -             -           -             -              1
    Valuemark IV - Option 7                      -                -             -           -             -              -
    Valuemark IV - Option 8                      -                -             -           1             7              1
    Valuemark IV - Option 9                      -                -             1           1             1              2
    Valuemark IV - Option 10                     -                -             -           -             1              1
                                         ----------------------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------------------
Total Expenses                                  364              178         1,091       2,682         5,193          7,714

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                             USAZ
                                                              USAZ        Oppenheimer                  USAZ           USAZ
                                                          Oppenheimer      Emerging       USAZ      Oppenheimer   Oppenheimer
                                        USAZ OCC Value  Emerging Growth  Technologies  Oppenheimer International  Main Street
                                             Fund             Fund           Fund      Global Fund  Growth Fund       Fund
                                        ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1                517              323           190          48            69             19
    Alterity Enhanced - Option 3                 15                4             1           3             1              3
    Alterity Enhanced - Option 4                  7                3             1           5             1              3
    Alterity Enhanced - Option 5                449              345           120         374           120            264
    Alterity Optional - Option 1                183               82            44          33            31              7
    Alterity Optional - Option 2                 58               27            12           2            10              1
    Alterity Optional - Option 3                  1                2             -           1             -              1
    Alterity Optional - Option 4                  1                1             -           1             -              -
    Alterity Optional - Option 5                 78               51            17          56            23             58
    Alterity Traditional - Option 1              33                6             3           3             4              1
    Alterity Traditional - Option 2               -                1             1           -             -              -
    Alterity Traditional - Option 3              18                8             3           9             5             12
    Alterity Traditional - Option 4              10                5             1           6             3              8
    Alterity Traditional - Option 5             316              182            37         288            94            176
    Charter Traditional                           5                1             1           -             -              -
    Charter Enhanced                              2                1             -           -             -              -
    Charter II - Option 1                        18                3             -           4             2              1
    Charter II - Option 2                         3                1             -           1             -              -
    Charter II - Option 3                         -                -             -           -             -              -
    Charter II - Option 4                         2                -             1           1             1              1
    Charter II - Option 5                         -                -             -           -             -              -
    Charter II - Option 6                         -                -             -           -             -              -
    Charter II - Option 7                        17                5             1           9             5              4
    Charter II - Option 8                        17                7             2           8             2             10
    Charter II - Option 9                         3                4             -           2             1              2
           Dimensions - Option 1                  -                -             -           -             -              -
           Dimensions - Option 2                  -                -             -           -             -              -
           Dimensions - Option 3                  7                -             -           -             1              -
           Dimensions - Option 4                  3                -             -           -             1              -
           Dimensions - Option 5                  -                -             -           -             -              -
           Dimensions - Option 6                  -                -             -           -             -              -
           High Five Traditional                613              250            69         399           123            267
           High Five Enhanced                   522              200            65         232           104            196
    High Five Bonus Traditional                 102               38             9          67            21             69
    High Five Bonus Enhanced                    112               27             5          45            17             59
    High Five L - Option 1                        1                -             1           2             1              1
    High Five L - Option 2                        -                -             -           -             -              -
    High Five L - Option 3                        1                1             -           3             2              1
    High Five L - Option 4                        2                1             -           1             2              1
    High Five L - Option 5                        -                -             -           -             -              -
    High Five L - Option 6                        -                -             -           -             -              -
    Rewards Enhanced - Option 1                  26               11             3           2             3              1
    Rewards Enhanced - Option 2                   6                3             3           1             1              -
    Rewards Enhanced - Option 3                 106               94            35          10            20              3
    Rewards Enhanced - Option 4                  28               11             2           5             5              5
    Rewards Enhanced - Option 5                   3                2             -           -             1              3
    Rewards Enhanced - Option 6                 448              378            91         300           167            225
    Rewards Enhanced - Option 7                   1                -             -           -             -              -
    Rewards Enhanced - Option 8                   2                2             -           -             -              -
    Rewards Traditional - Option 1               36               16             8           2             7              5
    Rewards Traditional - Option 2               39               26            12           3             8              1
    Rewards Traditional - Option 4               27               17             6          11             4             10
    Rewards Traditional - Option 5               10                5             -           7             2              7
    Rewards Traditional - Option 6              272              194            72         223            94            165
    Rewards Traditional - Option 7                -                -             -           -             -              -
    Rewards Traditional - Option 8                8                1             3           -             3              -
    Valuemark II & III                           60               14            10           8            11              4

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                             USAZ
                                                              USAZ        Oppenheimer                  USAZ           USAZ
                                                          Oppenheimer      Emerging       USAZ      Oppenheimer   Oppenheimer
                                        USAZ OCC Value  Emerging Growth  Technologies  Oppenheimer International  Main Street
                                             Fund             Fund           Fund      Global Fund  Growth Fund       Fund
                                        ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1                    42                5             8           9             6              4
    Valuemark IV - Option 2                     7                5             1           -             -              -
    Valuemark IV - Option 3                     -                -             -           -             -              -
    Valuemark IV - Option 4                     1                -             1           -             -              -
    Valuemark IV - Option 5                     1                1             -           1             -              -
    Valuemark IV - Option 6                     -                -             -           -             -              1
    Valuemark IV - Option 7                     -                -             -           -             -              -
    Valuemark IV - Option 8                     1                1             -           -             -              -
    Valuemark IV - Option 9                     1                1             -           -             -              1
    Valuemark IV - Option 10                    -                -             -           -             -              -
                                        ----------------------------------------------------------------------------------------
                                        ----------------------------------------------------------------------------------------
Total Expenses                               4,241            2,366           839       2,185           976          1,600

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                           USAZ Van     USAZ Van     USAZ Van       USAZ Van
                                         USAZ Salomon     USAZ Salomon      Kampen       Kampen       Kampen     Kampen Equity
                                        Brothers Large   Brothers Small   Aggressive    Comstock     Emerging      and Income
                                        Cap Growth Fund Cap Growth Fund   Growth Fund     Fund      Growth Fund       Fund
                                        ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1               257               15           309       1,527           634            155
    Alterity Enhanced - Option 3                 7                -             2          15             8              6
    Alterity Enhanced - Option 4                 4                -             4          10             2              3
    Alterity Enhanced - Option 5               363               17           217         811           355            286
    Alterity Optional - Option 1               154                3           110         605           247            102
    Alterity Optional - Option 2                33                2            24         115            50              3
    Alterity Optional - Option 3                 1                -             -           1             -              -
    Alterity Optional - Option 4                 1                -             1           3             -              -
    Alterity Optional - Option 5                74                2            52         130            51             45
    Alterity Traditional - Option 1             17                -            10          55            21              5
    Alterity Traditional - Option 2              1                -             -           6             2              -
    Alterity Traditional - Option 3             31                -             7          33            13             11
    Alterity Traditional - Option 4             10                -             4          21             5              5
    Alterity Traditional - Option 5            209               10           124         537           177            153
    Charter Traditional                          1                -            15           7            10              -
    Charter Enhanced                             1                -             -           5             1              -
    Charter II - Option 1                        5                -             5          11             5              9
    Charter II - Option 2                        1                -             2           3             1              2
    Charter II - Option 3                        -                -             -           -             -              -
    Charter II - Option 4                        3                -             3           4             2              1
    Charter II - Option 5                        -                -             -           -             -              -
    Charter II - Option 6                        -                -             -           -             -              -
    Charter II - Option 7                        7                -             5           9             3              4
    Charter II - Option 8                        9                -             6          22            15              2
    Charter II - Option 9                        2                -             1           3             1              6
           Dimensions - Option 1                 -                -             -           -             -              -
           Dimensions - Option 2                 -                -             -           -             -              -
           Dimensions - Option 3                 -                -             -           2             -              -
           Dimensions - Option 4                 -                -             -           1             3              -
           Dimensions - Option 5                 -                -             -           -             -              -
           Dimensions - Option 6                 -                -             -           -             -              -
           High Five Traditional               407               23           163         976           256            497
           High Five Enhanced                  288               10           118         792           297            329
    High Five Bonus Traditional                 62                4            24         126            44             70
    High Five Bonus Enhanced                    46                1            15          89            38             53
    High Five L - Option 1                       2                1             -           5             1              1
    High Five L - Option 2                       1                -             -           1             -              1
    High Five L - Option 3                       1                2             -           7             3              3
    High Five L - Option 4                       -                1             -           4             2              5
    High Five L - Option 5                       -                -             -           -             -              -
    High Five L - Option 6                       -                -             -           -             -              -
    Rewards Enhanced - Option 1                 14                1             9         104            49             59
    Rewards Enhanced - Option 2                 10                -             4           8             7              1
    Rewards Enhanced - Option 3                107                6            82         261           147             13
    Rewards Enhanced - Option 4                 15                -             7          19             7              6
    Rewards Enhanced - Option 5                  2                -             3           4             1              2
    Rewards Enhanced - Option 6                397               11           298         807           330            214
    Rewards Enhanced - Option 7                  -                1             -           1             -              -
    Rewards Enhanced - Option 8                  -                -             2          12             1              -
    Rewards Traditional - Option 1              18                1            19         110            37              7
    Rewards Traditional - Option 2              27                -            16         102            62              5
    Rewards Traditional - Option 4              30                -            12          34            16              3
    Rewards Traditional - Option 5              11                -             3          13             4              2
    Rewards Traditional - Option 6             321                9           126         395           163            159
    Rewards Traditional - Option 7               -                -             -           -             -              -
    Rewards Traditional - Option 8               3                -             1           4             2              1
    Valuemark II & III                          19                3            15          76            24              6

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                          USAZ Van     USAZ Van     USAZ Van       USAZ Van
                                        USAZ Salomon     USAZ Salomon      Kampen       Kampen       Kampen     Kampen Equity
                                       Brothers Large   Brothers Small   Aggressive    Comstock     Emerging      and Income
                                       Cap Growth Fund Cap Growth Fund   Growth Fund     Fund      Growth Fund       Fund
                                       ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1                  13                1            23          84            24              8
    Valuemark IV - Option 2                   7                -             8          37            15              2
    Valuemark IV - Option 3                   -                -             -           -             -              -
    Valuemark IV - Option 4                   -                -             -           6             2              -
    Valuemark IV - Option 5                   3                -             1           3             1              -
    Valuemark IV - Option 6                   1                -             -           1             1              1
    Valuemark IV - Option 7                   -                -             -           -             -              -
    Valuemark IV - Option 8                   1                -             1           1             1              -
    Valuemark IV - Option 9                   1                -             1           1             1              1
    Valuemark IV - Option 10                  1                -             -           1             -              -
                                       ----------------------------------------------------------------------------------------
                                       ----------------------------------------------------------------------------------------
Total Expenses                             2,999              124         1,852       8,020         3,142          2,247

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                                    Van Kampen
                                                                        USAZ Van        LIT      Van Kampen     Van Kampen
                                        USAZ Van     USAZ Van Kampen   Kampen Mid    Emerging        LIT        LIT Growth
                                      Kampen Global     Growth and     Cap Growth     Growth     Enterprise     and Income
                                     Franchise Fund    Income Fund        Fund       Portfolio    Portfolio     Portfolio
                                     ----------------------------------------------------------------------------------------
    Alterity Enhanced - Option 1          262              830           430          56             2              2
    Alterity Enhanced - Option 3           18                9             8           -             -              -
    Alterity Enhanced - Option 4            3                7             3           -             -              -
    Alterity Enhanced - Option 5          581              468           287           -             -              -
    Alterity Optional - Option 1          126              428           160          23             -              8
    Alterity Optional - Option 2           16               54            31           3             -              -
    Alterity Optional - Option 3            -                1             -           -             -              -
    Alterity Optional - Option 4            -                1             -           -             -              -
    Alterity Optional - Option 5           70               72            51           -             -              -
    Alterity Traditional - Option 1         6               52            27           5             1              3
    Alterity Traditional - Option 2         -                3             -           -             -              -
    Alterity Traditional - Option 3        16               32            14           -             -              -
    Alterity Traditional - Option 4        12               19             4           -             -              -
    Alterity Traditional - Option 5       290              291           192           -             -              -
    Charter Traditional                     -               21            12           1             -              -
    Charter Enhanced                        -                4             1           2             -              -
    Charter II - Option 1                   6               12             7           -             -              -
    Charter II - Option 2                   2                6             2           -             -              -
    Charter II - Option 3                   -                -             -           -             -              -
    Charter II - Option 4                   2                6             3           -             -              -
    Charter II - Option 5                   1                1             -           -             -              -
    Charter II - Option 6                   -                -             -           -             -              -
    Charter II - Option 7                   8               10             4           -             -              -
    Charter II - Option 8                  12               26             8           -             -              -
    Charter II - Option 9                   2                1             2           -             -              -
           Dimensions - Option 1            -                -             -           -             -              -
           Dimensions - Option 2            -                -             -           -             -              -
           Dimensions - Option 3            -                2             -           -             -              -
           Dimensions - Option 4            -                2             -           -             -              -
           Dimensions - Option 5            -                -             -           -             -              -
           Dimensions - Option 6            -                -             -           -             -              -
           High Five Traditional          521              552           300           -             -              -
           High Five Enhanced             552              496           194           -             -              -
    High Five Bonus Traditional            87               81            57           -             -              -
    High Five Bonus Enhanced               78               66            41           -             -              -
    High Five L - Option 1                  3                3             2           -             -              -
    High Five L - Option 2                  1                -             -           -             -              -
    High Five L - Option 3                  5                4             2           -             -              -
    High Five L - Option 4                  4                2             2           -             -              -
    High Five L - Option 5                  -                -             -           -             -              -
    High Five L - Option 6                  -                -             -           -             -              -
    Rewards Enhanced - Option 1            50               72            26           9             -              2
    Rewards Enhanced - Option 2             1               16             4           -             -              -
    Rewards Enhanced - Option 3            57              180            59           -             -              -
    Rewards Enhanced - Option 4             8               14            21           -             -              -
    Rewards Enhanced - Option 5             2                4             5           -             -              -
    Rewards Enhanced - Option 6           469              456           245           -             -              -
    Rewards Enhanced - Option 7             1                1             -           -             -              -
    Rewards Enhanced - Option 8             4                9             4           1             -              -
    Rewards Traditional - Option 1         16               66            28           7             1              5
    Rewards Traditional - Option 2         19               84            26           -             -              -
    Rewards Traditional - Option 4         13               37            23           -             -              -
    Rewards Traditional - Option 5          6               10             5           -             -              -
    Rewards Traditional - Option 6        255              264           170           -             -              -
    Rewards Traditional - Option 7          -                -             -           1             -              -
    Rewards Traditional - Option 8          1                6             1           -             -              -
    Valuemark II & III                     12               52            19           6             -              -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                                                                  Van Kampen
                                                                      USAZ Van        LIT      Van Kampen     Van Kampen
                                      USAZ Van     USAZ Van Kampen   Kampen Mid    Emerging        LIT        LIT Growth
                                    Kampen Global     Growth and     Cap Growth     Growth     Enterprise     and Income
                                   Franchise Fund    Income Fund        Fund       Portfolio    Portfolio     Portfolio
                                   ----------------------------------------------------------------------------------------
    Valuemark IV - Option 1             19               48              26           3             -              -
    Valuemark IV - Option 2             12               43               7           1             -              -
    Valuemark IV - Option 3              -                -               -           -             -              -
    Valuemark IV - Option 4              -                1               1           1             -              -
    Valuemark IV - Option 5              2                4               1           -             -              -
    Valuemark IV - Option 6              1                1               2           -             -              -
    Valuemark IV - Option 7              -                -               -           -             -              -
    Valuemark IV - Option 8              -                1               1           -             -              -
    Valuemark IV - Option 9              1                2               1           -             -              -
    Valuemark IV - Option 10             1                1               -           -             -              -
                                   ----------------------------------------------------------------------------------------
                                   ----------------------------------------------------------------------------------------
Total Expenses                        3,634            4,934           2,519         119             4             20

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005


2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                              Total All Funds
                                              ----------------
    Alterity Enhanced - Option 1                       28,161
    Alterity Enhanced - Option 3                          414
    Alterity Enhanced - Option 4                          247
    Alterity Enhanced - Option 5                       19,229
    Alterity Optional - Option 1                       13,114
    Alterity Optional - Option 2                        2,673
    Alterity Optional - Option 3                           50
    Alterity Optional - Option 4                           43
    Alterity Optional - Option 5                        3,559
    Alterity Traditional - Option 1                     1,948
    Alterity Traditional - Option 2                        77
    Alterity Traditional - Option 3                     1,266
    Alterity Traditional - Option 4                       581
    Alterity Traditional - Option 5                    13,652
    Charter Traditional                                   538
    Charter Enhanced                                      235
    Charter II - Option 1                                 561
    Charter II - Option 2                                 105
    Charter II - Option 3                                   -
    Charter II - Option 4                                 152
    Charter II - Option 5                                  11
    Charter II - Option 6                                   1
    Charter II - Option 7                                 547
    Charter II - Option 8                                 654
    Charter II - Option 9                                 217
           Dimensions - Option 1                           11
           Dimensions - Option 2                            2
           Dimensions - Option 3                           81
           Dimensions - Option 4                           57
           Dimensions - Option 5                            4
           Dimensions - Option 6                            -
           High Five Traditional                       27,198
           High Five Enhanced                          20,521
    High Five Bonus Traditional                         4,501
    High Five Bonus Enhanced                            3,087
    High Five L - Option 1                                235
    High Five L - Option 2                                 21
    High Five L - Option 3                                381
    High Five L - Option 4                                204
    High Five L - Option 5                                 13
    High Five L - Option 6                                  -
    Rewards Enhanced - Option 1                         2,027
    Rewards Enhanced - Option 2                           404
    Rewards Enhanced - Option 3                         6,058
    Rewards Enhanced - Option 4                           729
    Rewards Enhanced - Option 5                           151
    Rewards Enhanced - Option 6                        20,249
    Rewards Enhanced - Option 7                            31
    Rewards Enhanced - Option 8                           160
    Rewards Traditional - Option 1                      2,992
    Rewards Traditional - Option 2                      2,424
    Rewards Traditional - Option 4                      1,591
    Rewards Traditional - Option 5                        470
    Rewards Traditional - Option 6                     12,941
    Rewards Traditional - Option 7                         31
    Rewards Traditional - Option 8                        210
    Valuemark II & III                                 28,750

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

Total mortality and expense charges and administrative charges (in thousands) for the year ended December 31, 2005 are listed in the following table:

                                              Total All Funds
                                              ----------------
    Valuemark IV - Option 1                            16,298
    Valuemark IV - Option 2                               941
    Valuemark IV - Option 3                                 4
    Valuemark IV - Option 4                               117
    Valuemark IV - Option 5                               180
    Valuemark IV - Option 6                                56
    Valuemark IV - Option 7                                 -
    Valuemark IV - Option 8                                61
    Valuemark IV - Option 9                                67
    Valuemark IV - Option 10                               21
                                              ----------------
                                              ----------------
Total Expenses                                        241,314

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES (CONTINUED)

CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and USAllianz Valuemark IV contracts; $40 for USAllianz Alterity, USAllianz Charter, USAllianz Dimensions, USAllianz High Five, USAllianz High Five Bonus, USAllianz High Five L and USAllianz Rewards contracts; and $50 for USAllianz Charter II contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2005 and 2004 were $3,595,000 and $3,143,000, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, USAllianz High Five, USAllianz High Five Bonus, USAllianz High Five L and USAllianz Rewards deferred annuity contracts. USAllianz Dimensions includes a nursing home waiver for withdrawal charges. The amount of the contingent deferred sales charge is shown below.

                                Contingent Deferred Sales Charge

                                                        USAllianz                      USAllianz
Years       USAllianz   USAllianz USAllianz   USAllianz   High      USAllianz          Valuemark    Valuemark  Valuemark
Since        Alterity   Charter   Dimensions  High Five   Five       High    USAllianz    II           III         IV
 Payment                   II                             Bonus     Five L    Rewards
----------- ----------- --------- ----------- ---------- --------- ---------- -------  ----------  ---------- -----------
   0-1          7%         8%         8%         8%        8.5%       8%        8.5%      5%          6%          6%
   1-2          6%         7%         7%         8%        8.5%       7%        8.5%      5%          5%          6%
   2-3          5%         0%         7%         7%        8.5%       5%        8.5%      4%          4%          6%
   3-4          4%         0%         6%         6%        8.5%       0%        8.5%      3%          3%          5%
   4-5          3%         0%         5%         5%         8%        0%         8%      1.5%        1.5%         4%
   5-6          2%         0%         4%         4%         7%        0%         7%       0%          0%          3%
   6-7          0%         0%         3%         3%         6%        0%         6%       0%          0%          2%
   7-8          0%         0%         0%         0%         5%        0%         5%       0%          0%          0%
   8-9          0%         0%         0%         0%         4%        0%         4%       0%          0%          0%
   9-10         0%         0%         0%         0%         3%        0%         3%       0%          0%          0%
   10 +         0%         0%         0%         0%         0%        0%         0%       0%          0%          0%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2005 and 2004 were $13,602,547 and $9,090,713, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, USAllianz Valuemark IV, USAllianz Alterity, USAllianz Dimensions, USAllianz High Five, USAllianz Rewards, USAllianz Charter II, USAllianz High Five Bonus and USAllianz High Five L deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year. USAllianz Dimensions allows 10% of purchase payments to be withdrawn in contract years one to five and 20% of the purchase payments to be withdrawn after contract year five without penalty.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and USAllianz Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2005 and 2004 were $8,050 and $32,583, respectively. Net transfers to the Fixed Accounts during the years ended December 31, 2005 and 2004 were $50,021,000 and $139,595,000, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CAPITALIZATION

Allianz Life may provide capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 2005 and 2004.

                                                              Capitalization       Date of
PORTFOLIO                                                         AMOUNT        CAPITALIZATION
---------                                                         ------        --------------
USAZ Dreyfus Premier Small Cap Value Fund                        3,000,000      4/30/2004
USAZ Oppenheimer Global Fund                                     3,000,000      4/30/2004
USAZ Oppenheimer Main Street Fund                                3,000,000      4/30/2004
USAZ Van Kampen Equity and Income Fund                           3,000,000      4/30/2004
USAZ Oppenheimer Global Fund                                     7,000,000       5/4/2004
USAZ Oppenheimer Main Street Fund                                7,000,000       5/4/2004
USAZ Fusion Balanced Fund                                           67,000       5/2/2005
USAZ Fusion Growth Fund                                             67,000       5/2/2005
USAZ Fusion Moderate Fund                                           67,000       5/2/2005
USAZ Jennison 20/20 Focus Fund                                   6,000,000       5/2/2005
USAZ Jennison Growth Fund                                        3,000,000       5/2/2005
USAZ Salomon Brothers Small Cap Growth Fund                      5,000,000       5/2/2005

Allianz Life will begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. Specified percentage of daily net premium that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity was as follows during the year ended December 31, 2005 and 2004.


                                                          Seed        Realized
                                                         Capital    Gain\Loss on      Remaining
                                                       Recaptured     Recapture     Seed Capital
                                                       ------------------------------------------
                                                       ------------------------------------------
PORTFOLIO
USAZ Dreyfus Premier Small Cap Value Fund                3,000,000       20,548             -
USAZ Oppenheimer Global Fund                            10,000,000     (63,326)             -
USAZ Oppenheimer Main Street Fund                       10,000,000       73,291             -
USAZ Van Kampen Equity and Income Fund                   3,000,000     (20,067)             -
USAZ Fusion Balanced Fund                                   67,000            -             -
USAZ Fusion Growth Fund                                     67,000            -             -
USAZ Fusion Moderate Fund                                   67,000            -             -
USAZ Jennison 20/20 Focus Fund                           6,000,000      326,555             -
USAZ Jennison Growth Fund                                3,000,000      250,619             -
USAZ Salomon Brothers Small Cap Growth Fund              5,000,000      516,891             -
                                                       ------------------------------------------
                          Total                         40,201,000     1,104,511             -

3.      FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                                  COST OF         PROCEEDS FROM
                                                                 PURCHASES           SALES
                                                             -------------------------------------
     AIM V.I. Capital Appreciation Fund
                                                                     4                 1,493
     AIM V.I. Growth Fund
                                                                     28                2,732
     AIM V.I. International Growth Fund
                                                                     17                343
     AIM V.I. Premier Equity Fund
                                                                     71                1,593
     Alger American Growth Portfolio
                                                                     351               2,732
     Alger American Leveraged AllCap Portfolio
                                                                     10                1,328
     Alger American MidCap Growth Portfolio
                                                                     519               2,360
     Alger American Small Capitalization Portfolio
                                                                     9                 168
     Davis VA Financial Portfolio
                                                                     27,428            19,896
     Davis VA Real Estate Portfolio
                                                                     414               784
     Davis VA Value Portfolio
                                                                     8,065             32,194
     Dreyfus IP Small Cap Stock Index Portfolio
                                                                     97,804            50,010
     Dreyfus Stock Index Fund
                                                                     159,092           172,551
     Franklin Global Communications Securities Fund
                                                                     25,147            32,761
     Franklin Growth and Income Securities Fund
                                                                     81,750            101,235
     Franklin High Income Fund
                                                                     96,523            97,724
     Franklin Income Securities Fund
                                                                     279,917           114,342
     Franklin Large Cap Growth Securities Fund
                                                                     85,699            67,172
     Franklin Money Market Fund
                                                                     546               11,989
     Franklin Real Estate Fund
                                                                     180,079           89,283
     Franklin Rising Dividends Securities Fund
                                                                     150,602           114,798
     Franklin Small Cap Value Securities Fund
                                                                     56,343            49,815
     Franklin Small-Mid Cap Growth Securities Fund
                                                                     44,903            70,492
     Franklin U.S. Government Fund
                                                                     115,095           103,460
     Franklin Zero Coupon Fund 2005
                                                                     26,571            103,484
     Franklin Zero Coupon Fund 2010
                                                                     41,884            17,141
     J.P. Morgan International Equitys Portfolio
                                                                     6                 81
     J.P. Morgan U.S. Large Cap Core Equity Portfolio
                                                                     12                199
     Jennison 20/20 Focus Portfolio
                                                                     49,202            27,008
     Mutual Discovery Securities Fund
                                                                     189,417           70,104
     Mutual Shares Securities Fund
                                                                     235,676           88,520
     Oppenheimer Global Securities Fund/VA
                                                                     17,576            45,337
     Oppenheimer High Income Fund/VA
                                                                     9,641             17,792
     Oppenheimer Main Street Fund/VA
                                                                     6,776             33,738
     PIMCO VIT All Asset Portfolio
                                                                     170,830           41,779
     PIMCO VIT Commodity Portfolio
                                                                     56,564            7,578
     PIMCO VIT Emerging Markets Bond Portfolio
                                                                     23,640            1,688
     PIMCO VIT Global Bond Portfolio
                                                                     15,229            2,084
     PIMCO VIT High Yield Portfolio
                                                                     127,480           102,299
     PIMCO VIT Real Return Portfolio
                                                                     132,638           51,114
     PIMCO VIT StocksPLUS Growth and Income Portfolio
                                                                     1,199             5,960
     PIMCO VIT Total Return Portfolio
                                                                     131,373           53,579
     Seligman Global Technology Portfolio
                                                                     20                1,104
     Seligman Smaller-Cap Value Portfolio
                                                                     23,913            52,048
     SP Strategic Partners Focused Growth Portfolio
                                                                     19,840            14,685
     SP William Blair International Growth Portfolio
                                                                     3,486             6,522
     Templeton Global Asset Allocation Fund
                                                                     697               3,281
     Templeton Developing Markets Securities Fund
                                                                     138,711           62,578

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                                                           COST OF         PROCEEDS FROM
                                                                          PURCHASES           SALES
                                                                      -------------------------------------
     Templeton Foreign Securities Fund
                                                                              69,884            65,997
     Templeton Global Income Securities Fund
                                                                              2,156             7,421
     Templeton Growth Securities Fund
                                                                              182,250           77,384
     USAZ AIM Basic Value Fund
                                                                              33,621            30,484
     USAZ AIM International Equity Fund
                                                                              72,338            25,483
     USAZ Davis NY Venture Fund
                                                                              137,261           28,102
     USAZ Dreyfus Founders Equity Growth Fund
                                                                              26,470            16,013
     USAZ Dreyfus Premier Small Cap Value Fund
                                                                              38,771            15,158
     USAZ Franklin Small Cap Value Fund
                                                                              126,794           35,098
     USAZ Fusion Balanced Fund
                                                                              119,350           7,789
     USAZ Fusion Growth Fund
                                                                              329,444           6,984
     USAZ Fusion Moderate Fund
                                                                              291,727           6,223
     USAZ Jennison 20/20 Focus Fund
                                                                              77,574            4,053
     USAZ Jennison Growth Fund
                                                                              37,319            2,786
     USAZ Legg Mason Growth Fund
                                                                              40,336            15,933
     USAZ Legg Mason Value Fund
                                                                              130,146           18,903
     USAZ Money Market Fund
                                                                              562,762           477,774
     USAZ OCC Renaissance Fund
                                                                              111,992           131,814
     USAZ OCC Value Fund
                                                                              70,098            70,692
     USAZ Oppenheimer Emerging Growth Fund
                                                                              33,033            30,046
     USAZ Oppenheimer Emerging Technologies Fund
                                                                              18,853            19,365
     USAZ Oppenheimer Global Fund
                                                                              68,473            14,227
     USAZ Oppenheimer International Growth Fund
                                                                              40,506            14,391
     USAZ Oppenheimer Main Street Fund
                                                                              38,005            11,493
     USAZ Salomon Brothers Large Cap Growth Fund
                                                                              57,811            32,590
     USAZ Salomon Brothers Small Cap Growth Fund
                                                                              26,886            6,268
     USAZ Van Kampen Aggressive Growth Fund
                                                                              33,748            30,708
     USAZ Van Kampen Comstock Fund
                                                                              153,091           56,131
     USAZ Van Kampen Emerging Growth Fund
                                                                              39,364            36,989
     USAZ Van Kampen Equity and Income Fund
                                                                              85,274            14,193
     USAZ Van Kampen Global Franchise Fund
                                                                              146,483           36,235
     USAZ Van Kampen Growth and Income Fund
                                                                              104,082           32,921
     USAZ Van Kampen Mid Cap Growth Fund
                                                                              115,932           31,598
     Van Kampen LIT Emerging Growth Portfolio
                                                                              43                1,490
     Van Kampen LIT Enterprise Portfolio
                                                                              2                 60
     Van Kampen LIT Growth and Income Portfolio
                                                                              49                249

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT
        ACTIVITY (IN THOUSANDS) (CONTINUED)

     Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:

                                                          AIM V.I. CAPITAL                                 AIM V.I. INTERNATIONAL
                                                         APPRECIATION FUND        AIM V.I. GROWTH FUND           GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004          2005         2004         2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payment                                  -           -            -           -            -            -
           Transfers between funds                        (120)        (85)        (177)       (192)        (17)         (26)
           Surrenders and terminations                     (89)       (109)        (308)       (226)        (22)         (16)
           Rescissions                                        -           -            -           -           -            -
           Bonus                                              -           -            -           -           -            -
           Other transactions                                 -         (1)          (1)         (2)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                      (209)       (195)        (486)       (420)        (39)         (42)
                                                      --------------------------------------------------------------------------
                                                          AIM V.I. PREMIER     ALGER AMERICAN GROWTH           ALGER AMERICAN
                                                                                                            LEVERAGED ALLCAP
                                                            EQUITY FUND              PORTFOLIO                   PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004            2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                               -           -            -           -               -            -
           Transfers between funds                      (124)       (141)         (88)       (118)            (86)         (60)
           Surrenders and terminations                   (99)       (139)        (217)       (148)            (95)         (86)
           Rescissions                                     -           -            -           -               -            -
           Bonus                                           -           -            -           -               -            -
           Other transactions                             (1)         (1)          (1)         (1)              -          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                   (224)       (281)        (306)       (267)           (181)        (147)
                                                      --------------------------------------------------------------------------
                                                       ALGER AMERICAN MIDCAP    ALGER AMERICAN SMALL      DAVIS VA FINANCIAL
                                                                                  CAPITALIZATION
                                                         GROWTH PORTFOLIO            PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                               -           -            -           -         1,345        2,640
           Transfers between funds                      (89)       (102)         (10)        (10)         (353)         (75)
           Surrenders and terminations                 (101)       (193)         (14)        (30)         (336)        (235)
           Rescissions                                     -           -            -           -          (27)         (64)
           Bonus                                           -           -            -           -           23           33
           Other transactions                            (1)         (1)            -           -          (2)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                   (191)       (296)         (24)        (40)         650        2,298
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

5.      CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT
        ACTIVITY (IN THOUSANDS) (CONTINUED)

Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:

                                                        DAVIS VA REAL ESTATE       DAVIS VA VALUE        DREYFUS IP SMALL CAP
                                                             PORTFOLIO               PORTFOLIO          STOCK INDEX PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                 -           -          278       4,422       4,730        6,759
           Transfers between funds                         (5)        (32)      (1,505)       (722)          19          641
           Surrenders and terminations                    (18)        (15)        (751)       (795)       (638)        (367)
           Rescissions                                       -           -          (5)       (122)        (93)        (125)
           Bonus                                             -           -            -          38          60           66
           Other transactions                                -           -          (5)         (5)         (4)          (3)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (23)        (47)      (1,988)       2,816       4,074        6,971
                                                      --------------------------------------------------------------------------
                                                        DREYFUS STOCK INDEX     FRANKLIN AGGRESSIVE        FRANKLIN GLOBAL
                                                                                                           COMMUNICATIONS
                                                               FUND           GROWTH SECURITIES FUND       SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                              6,715      12,833         -           -         422          613
           Transfers between funds                      (6,021)          45         -       (551)          81        (184)
           Surrenders and terminations                  (1,575)     (1,109)         -        (24)       (967)      (1,034)
           Rescissions                                    (181)       (258)         -           -        (12)         (18)
           Bonus                                             79         131         -           -           9            8
           Other transactions                               (8)         (7)         -           -         (6)          (7)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (991)      11,635         -       (575)       (473)        (622)
                                                      --------------------------------------------------------------------------
                                                        FRANKLIN GROWTH AND     FRANKLIN HIGH INCOME       FRANKLIN INCOME
                                                      INCOME SECURITIES FUND           FUND                SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,781       2,508        1,776       2,406       5,333        3,384
           Transfers between funds                          (500)        (41)      (1,167)       (623)         742          595
           Surrenders and terminations                    (2,045)     (2,221)        (956)     (1,069)     (1,971)      (1,797)
           Rescissions                                       (50)        (64)         (30)        (55)        (94)         (68)
           Bonus                                               29          40           24          40          57           40
           Other transactions                                 (7)         (7)          (3)         (3)         (5)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (792)         215        (356)         696       4,062        2,149
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:

                                                         FRANKLIN LARGE CAP    FRANKLIN MONEY MARKET     FRANKLIN REAL ESTATE
                                                      GROWTH SECURITIES FUND           FUND                     FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,200       5,444            -           -       2,333        2,771
           Transfers between funds                        (1,030)         368        (241)       (367)       (309)          308
           Surrenders and terminations                    (1,696)     (1,504)        (511)       (708)       (641)        (514)
           Rescissions                                       (97)       (117)            -           -        (55)         (75)
           Bonus                                               54          64            -           -          40           38
           Other transactions                                 (6)         (5)          (1)         (2)         (2)          (2)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,425       4,250        (753)     (1,077)       1,366        2,526
                                                      --------------------------------------------------------------------------
                                                          FRANKLIN RISING        FRANKLIN SMALL CAP     FRANKLIN SMALL-MID CAP
                                                           DIVIDENDS
                                                          SECURITIES FUND      VALUE SECURITIES FUND   GROWTH SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,002       5,333        2,550       4,047       1,659        2,867
           Transfers between funds                          (801)         565      (1,015)       1,478     (1,066)        (376)
           Surrenders and terminations                    (1,808)     (1,613)        (893)       (597)     (1,521)      (1,361)
           Rescissions                                       (96)       (129)         (69)        (80)        (36)         (83)
           Bonus                                               50          71           41          55          26           38
           Other transactions                                 (6)         (6)          (3)         (3)         (5)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,341       4,221          611       4,900       (943)        1,079
                                                      --------------------------------------------------------------------------
                                                           FRANKLIN U.S.        FRANKLIN ZERO COUPON     FRANKLIN ZERO COUPON
                                                          GOVERNMENT FUND            FUND 2005                FUND 2010
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                3,415       4,796          435         946         504          528
           Transfers between funds                        (1,062)     (1,407)      (3,053)       (171)         349        (162)
           Surrenders and terminations                    (2,211)     (2,310)        (263)       (288)       (183)        (190)
           Rescissions                                       (64)       (114)         (12)        (24)        (13)         (22)
           Bonus                                               50          68           10          16           9            9
           Other transactions                                 (7)         (8)          (1)         (1)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         121       1,025      (2,884)         478         665          162
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:

                                                                                     J.P. Morgan U.S.
                                                           J.P. Morgan                 U.S. Large Cap          Jennison
                                                           International                Core Equity           20/20 Focus
                                                          Equity PORTFOLIO               PORTFOLIO             PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                           2005        2004          2005        2004         2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -            -           -       1,975        3,799
           Transfers between funds                            (3)           -          (7)         (5)         471          453
           Surrenders and terminations                        (5)         (5)         (16)        (14)       (343)        (135)
           Rescissions                                          -           -            -           -        (33)        (108)
           Bonus                                                -           -            -           -          26           44
           Other transactions                                   -           -            -           -         (2)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         (8)         (5)         (23)        (19)       2,094        4,052
                                                      --------------------------------------------------------------------------
                                                          MUTUAL DISCOVERY         MUTUAL SHARES          OPPENHEIMER GLOBAL
                                                          SECURITIES FUND         SECURITIES FUND        SECURITIES FUND/VA
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                5,795       5,773        9,633       7,296         406        6,111
           Transfers between funds                          2,229         594        2,117         137     (1,810)      (1,124)
           Surrenders and terminations                    (1,707)     (1,393)      (3,340)     (2,794)       (917)        (822)
           Rescissions                                      (140)       (104)        (187)       (118)        (12)        (156)
           Bonus                                               72          60          105          75         (1)           60
           Other transactions                                 (5)         (5)          (9)         (9)         (6)          (6)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       6,244       4,925        8,319       4,587     (2,340)        4,063
                                                      --------------------------------------------------------------------------
                                                          OPPENHEIMER HIGH        OPPENHEIMER MAIN       PIMCO VIT ALL ASSET
                                                          INCOME FUND/VA          STREET FUND/VA              PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                  102       1,251          396       5,431       8,654        4,456
           Transfers between funds                          (728)     (1,522)      (2,369)     (1,233)       2,162        3,164
           Surrenders and terminations                      (229)       (401)        (987)       (915)       (452)         (37)
           Rescissions                                        (4)        (75)         (10)       (191)       (199)         (59)
           Bonus                                                1          13            -          68         117           61
           Other transactions                                 (1)         (1)          (7)         (7)         (2)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       (859)       (735)      (2,977)       3,153      10,280        7,585
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:

                                                        PIMCO VIT COMMODITY         PIMCO VIT EMERGING     PIMCO VIT GLOBAL BOND
                                                             PORTFOLIO             MARKETS BOND PORTFOLIO          PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005            2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,721           -          641           -         860            -
           Transfers between funds                          2,804           -        1,408           -         495            -
           Surrenders and terminations                       (49)           -         (16)           -         (4)            -
           Rescissions                                       (27)           -         (13)           -        (15)            -
           Bonus                                               26           -           10           -          14            -
           Other transactions                                   -           -            -           -           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,475           -        2,030           -       1,350            -
                                                      --------------------------------------------------------------------------
                                                        PIMCO VIT HIGH YIELD   PIMCO VIT REAL RETURN     PIMCO VIT STOCKSPLUS
                                                                                                          GROWTH AND INCOME
                                                             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                3,360       5,726        8,937      13,423          42          133
           Transfers between funds                        (1,078)         302        (859)         177       (403)        (276)
           Surrenders and terminations                      (865)       (851)      (1,170)       (399)       (186)        (171)
           Rescissions                                       (79)       (168)        (248)       (219)           -          (4)
           Bonus                                               47          72          103         165           -            -
           Other transactions                                 (3)         (3)          (4)         (1)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       1,382       5,078        6,759      13,146       (548)        (319)
                                                      --------------------------------------------------------------------------
                                                          PIMCO VIT TOTAL         SELIGMAN GLOBAL        SELIGMAN SMALLER-CAP
                                                         RETURN PORTFOLIO      TECHNOLOGY PORTFOLIO        VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                7,091       9,556            -           -         152        2,193
           Transfers between funds                          (209)     (1,950)        (154)        (79)     (1,527)        (744)
           Surrenders and terminations                    (1,961)     (1,685)         (44)        (51)       (580)        (400)
           Rescissions                                      (139)       (278)            -           -         (3)         (69)
           Bonus                                               85         114            -           -         (1)           24
           Other transactions                                 (9)         (9)            -           -         (3)          (3)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       4,858       5,748        (198)       (130)     (1,962)        1,001
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:

                                                       SP STRATEGIC PARTNERS      SP WILLIAM BLAIR      TEMPLETON GLOBAL ASSET
                                                          FOCUSED GROWTH       INTERNATIONAL GROWTH
                                                             PORTFOLIO               PORTFOLIO             ALLOCATION FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,826       1,589           96       1,493           -            -
           Transfers between funds                          (746)       1,152        (505)       (733)        (17)         (30)
           Surrenders and terminations                      (189)       (114)        (170)       (164)       (152)        (182)
           Rescissions                                       (36)        (49)          (1)       (109)           -            -
           Bonus                                               44          24            -          21           -            -
           Other transactions                                 (1)         (1)          (1)         (2)           -          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         898       2,601        (581)         506       (169)        (213)
                                                      --------------------------------------------------------------------------
                                                        TEMPLETON DEVELOPING     TEMPLETON FOREIGN     TEMPLETON GLOBAL INCOME
                                                         MARKETS SECURITIES
                                                               FUND               SECURITIES FUND          SECURITIES FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                3,506       3,540        2,212       2,141           -            -
           Transfers between funds                          3,017       1,168           71         193        (34)         (20)
           Surrenders and terminations                    (1,182)       (894)      (1,811)     (1,810)       (218)        (220)
           Rescissions                                       (64)       (126)         (47)        (45)           -            -
           Bonus                                               56          54           33          24           -            -
           Other transactions                                 (5)         (4)          (7)         (8)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       5,328       3,738          451         495       (253)        (241)
                                                      --------------------------------------------------------------------------
                                                          TEMPLETON GROWTH      USAZ AIM BASIC VALUE    USAZ AIM INTERNATIONAL
                                                          SECURITIES FUND              FUND                  EQUITY FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                6,772       4,475        2,554       7,499       2,524        1,878
           Transfers between funds                            629         308      (1,570)       (468)       1,563          771
           Surrenders and terminations                    (2,305)     (2,244)        (776)       (431)       (281)        (105)
           Rescissions                                      (123)        (85)         (27)       (201)        (55)         (56)
           Bonus                                               77          48           36          96          46           28
           Other transactions                                 (7)         (8)          (4)         (3)         (1)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       5,043       2,494          213       6,492       3,796        2,515
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:

                                                       USAZ DAVIS NY VENTURE   USAZ DREYFUS FOUNDERS     USAZ DREYFUS PREMIER
                                                               FUND             EQUITY GROWTH FUND      SMALL CAP VALUE FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                8,826       8,598        2,162       3,009       1,973        1,947
           Transfers between funds                          2,171         969        (764)       (408)         209          625
           Surrenders and terminations                      (884)       (315)        (385)       (279)       (157)         (16)
           Rescissions                                      (190)       (184)         (42)        (62)        (59)         (33)
           Bonus                                              106         109           24          36          35           28
           Other transactions                                 (4)         (2)          (3)         (2)         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                      10,025       9,175          992       2,294       2,000        2,551
                                                      --------------------------------------------------------------------------
                                                        USAZ FRANKLIN SMALL     USAZ FUSION BALANCED   USAZ FUSION GROWTH FUND
                                                          CAP VALUE FUND               FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                5,996       5,038        6,946           -      17,947            -
           Transfers between funds                            437       1,432        4,146           -      12,469            -
           Surrenders and terminations                      (435)       (138)        (138)           -       (140)            -
           Rescissions                                      (129)       (107)        (173)           -       (156)            -
           Bonus                                               94          64          103           -         348            -
           Other transactions                                 (2)         (1)            -           -         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       5,961       6,288       10,884           -      30,467            -
                                                      --------------------------------------------------------------------------
                                                        USAZ FUSION MODERATE    USAZ JENNISON 20/20      USAZ JENNISON GROWTH
                                                               FUND                 FOCUS FUND                  FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                               18,208        -        2,145           -         917           -
           Transfers between funds                          9,492        -        4,294           -       2,136           -
           Surrenders and terminations                      (152)        -         (49)           -        (23)           -
           Rescissions                                      (257)        -         (32)           -         (8)           -
           Bonus                                              274        -           29           -          16           -
           Other transactions                                   -        -            -           -           -           -
                                                      -------------------------------------------------------------------------
      Total Net Contract Transactions                      27,565        -        6,387           -       3,038           -
                                                      -------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:

                                                          USAZ LEGG MASON      USAZ LEGG MASON VALUE    USAZ MONEY MARKET FUND
                                                            GROWTH FUND                FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,227       2,076        7,891       3,301      30,135       36,049
           Transfers between funds                          1,188       (379)        2,858         674    (17,547)     (27,179)
           Surrenders and terminations                      (221)       (103)        (469)       (201)     (3,921)      (3,307)
           Rescissions                                       (18)        (44)        (194)        (98)       (931)      (1,000)
           Bonus                                               16          33          108          63         427          526
           Other transactions                                 (1)         (1)          (2)         (1)         (6)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,191       1,582       10,192       3,738       8,157        5,084
                                                      --------------------------------------------------------------------------
                                                        USAZ OCC RENAISSANCE    USAZ OCC VALUE FUND        USAZ OPPENHEIMER
                                                               FUND                                     EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                5,713      12,562        4,391       8,721       2,109        5,069
           Transfers between funds                        (7,885)         275      (4,260)       1,650     (1,314)        (875)
           Surrenders and terminations                    (1,310)     (1,080)        (741)       (410)       (385)        (238)
           Rescissions                                      (142)       (242)        (127)       (194)        (50)        (109)
           Bonus                                               78         131           72         103          44           72
           Other transactions                                 (8)         (7)          (4)         (4)         (2)          (1)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                     (3,554)      11,639        (669)       9,866         402        3,918
                                                      --------------------------------------------------------------------------
                                                          USAZ OPPENHEIMER                              USAZ OPPENHEIMER
                                                       EMERGING TECHNOLOGIES      USAZ OPPENHEIMER      INTERNATIONAL GROWTH
                                                               FUND                 GLOBAL FUND                 FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                1,018       2,195        4,983       6,071       1,552        1,693
           Transfers between funds                          (785)       (682)          203         716         536           58
           Surrenders and terminations                      (208)       (176)        (259)        (29)       (140)         (62)
           Rescissions                                       (17)        (64)         (76)        (71)        (36)         (39)
           Bonus                                               19          28           69          79          29           26
           Other transactions                                 (2)         (2)          (1)           -         (1)            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                          25       1,299        4,919       6,766       1,940        1,676
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:

                                                       USAZ OPPENHEIMER MAIN   USAZ SALOMON BROTHERS    USAZ SALOMON BROTHERS
                                                            STREET FUND        LARGE CAP GROWTH FUND    SMALL CAP GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                3,302       5,320        3,568       7,272         749            -
           Transfers between funds                          (375)         676         (68)        (92)       1,179            -
           Surrenders and terminations                      (274)        (31)        (723)       (385)        (33)            -
           Rescissions                                       (69)        (67)         (61)       (227)        (16)            -
           Bonus                                               54          79           62         108          11            -
           Other transactions                                 (1)           -          (3)         (2)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       2,637       5,977        2,775       6,674       1,890            -
                                                      --------------------------------------------------------------------------
                                                          USAZ VAN KAMPEN         USAZ VAN KAMPEN          USAZ VAN KAMPEN
                                                      AGGRESSIVE GROWTH FUND       COMSTOCK FUND        EMERGING GROWTH FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                2,351       4,569       11,422      13,326       4,238        7,649
           Transfers between funds                        (1,378)         439      (1,495)       1,345     (2,435)      (1,010)
           Surrenders and terminations                      (520)       (492)      (1,635)       (980)     (1,032)        (766)
           Rescissions                                       (38)       (132)        (250)       (258)       (101)        (197)
           Bonus                                               46          71          152         152          67           91
           Other transactions                                 (3)         (2)          (9)         (7)         (5)          (5)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                         458       4,453        8,185      13,578         732        5,762
                                                      --------------------------------------------------------------------------
                                                          USAZ VAN KAMPEN         USAZ VAN KAMPEN       USAZ VAN KAMPEN GROWTH
                                                      EQUITY AND INCOME FUND   GLOBAL FRANCHISE FUND       AND INCOME FUND
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004        2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                5,952       4,554        6,124       5,518       5,312        7,276
           Transfers between funds                          1,330       3,099        2,493       1,811       1,324        (816)
           Surrenders and terminations                      (504)        (71)        (538)       (182)       (929)        (665)
           Rescissions                                      (125)        (81)         (99)       (108)       (112)        (153)
           Bonus                                               69          56           84          68          68           91
           Other transactions                                 (1)           -          (2)         (1)         (5)          (4)
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       6,721       7,557        8,062       7,106       5,658        5,729
                                                      --------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

Transactions in units for each subaccount for the years ended December 31, 2005 and 2004 were as follows:

                                                                                  VAN KAMPEN LIT
                                                        USAZ VAN KAMPEN MID       EMERGING GROWTH           VAN KAMPEN LIT
                                                          CAP GROWTH FUND            PORTFOLIO          ENTERPRISE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         2005        2004         2005        2004           2005         2004
                                                      --------------------------------------------------------------------------
      Contract Transactions
           Purchase payments                                4,570       3,166            -           -           -            -
           Transfers between funds                          3,658       (336)        (124)       (142)         (9)          (4)
           Surrenders and terminations                      (517)       (237)         (60)        (99)         (1)          (3)
           Rescissions                                      (105)        (65)            -           -           -            -
           Bonus                                               87          40            -           -           -            -
           Other transactions                                 (2)         (2)            -         (1)           -            -
                                                      --------------------------------------------------------------------------
      Total Net Contract Transactions                       7,691       2,566        (184)       (242)        (10)          (7)
                                                      --------------------------------------------------------------------------
                                                       VAN KAMPEN LIT GROWTH      TOTAL ALL FUNDS
                              AND INCOME PORTFOLIO
                                                      -------------------------------------------------
                                                         2005        2004         2005        2004
                                                      -------------------------------------------------
      Contract Transactions
           Purchase payments                                    -           -      282,460     305,039
           Transfers between funds                            (8)        (16)      (1,025)    (19,380)
           Surrenders and terminations                        (9)        (24)     (56,676)    (45,224)
           Rescissions                                          -           -      (6,009)     (7,173)
           Bonus                                                -           -        4,048       3,860
           Other transactions                                   -           -        (224)       (204)
                                                      -------------------------------------------------
      Total Net Contract Transactions                        (17)        (40)      222,574     236,918
                                                      -------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (CONTINUED)
December 31, 2005

6.      CONTRACT OWNERS' EQUITY

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                        AIM V.I. CAPITAL                                                   AIM V.I. INTERNATIONAL
                                        APPRECIATION FUND                 AIM V.I. GROWTH FUND                 GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                                 UNITS                              UNITS               Net       Units
                                    NET ASSETS  OUTSTANDING    AUV    NET ASSETS  OUTSTANDING   AUV    ASSETS   OUTSTANDING     AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced -              1,508        214      7.07        612        112       5.47       928        108       8.60
       Option 1
       Alterity Enhanced -                  -          -         -          -          -          -         -          -          -
       Option 3
       Alterity Enhanced -                  -          -         -          -          -          -         -          -          -
       Option 4
       Alterity Enhanced -                  -          -         -          -          -          -         -          -          -
       Option 5
       Alterity Optional -              1,222        171      7.15        635        115       5.54       493         57       8.71
       Option 1
       Alterity Optional -                136         19      7.07          -          -          -        45          5       8.60
       Option 2
       Alterity Optional -                  -          -         -          -          -          -         -          -          -
       Option 3
       Alterity Optional -                  -          -         -          -          -          -         -          -          -
       Option 4
       Alterity Optional -                  -          -         -          -          -          -         -          -          -
       Option 5
       Alterity Traditional -             539         74      7.28        493         87       5.65       281         32       8.86
       Option 1
       Alterity Traditional -               -          -         -          1          0       5.58        10          1       8.76
       Option 2
       Alterity Traditional -               -          -         -          -          -          -         -          -          -
       Option 3
       Alterity Traditional -               -          -         -          -          -          -         -          -          -
       Option 4
       Alterity Traditional -               -          -         -          -          -          -         -          -          -
       Option 5
       Charter Traditional                 24          3      7.39          8          1       5.73         7          1       8.99
       Charter Enhanced                    25          3      7.30          -          -          -         -          -          -
       Charter II - Option 1                -          -         -          -          -          -         -          -          -
       Charter II - Option 2                -          -         -          -          -          -         -          -          -
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -          -          -          -         -          -          -
       Charter II - Option 5                -          -         -          -          -          -         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7                -          -         -          -          -          -         -          -          -
       Charter II - Option 8                -          -         -          -          -          -         -          -          -
       Charter II - Option 9                -          -         -          -          -          -         -          -          -
           Dimensions - Option 1            5          1      7.24          -          -          -         -          -          -
           Dimensions - Option 2            -          -         -          -          -          -         4          0       8.71
           Dimensions - Option 3           14          2      7.11          -          -          -         -          -          -
           Dimensions - Option 4           53          8      7.02          2          -       5.44        77          9       8.55
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable                -          -      7.28          5          -       5.65         -          -          -
           Annuities
           High Five Traditional            -          -         -          -          -          -         -          -          -
           High Five Enhanced               -          -         -          -          -          -         -          -          -
       High Five Bonus Traditional          -          -         -          -          -          -         -          -          -
       High Five Bonus Enhanced             -          -         -          -          -          -         -          -          -
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 1
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 2
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 3
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        882        124      7.09        463         84       5.49       187         22       8.63
       Rewards Enhanced - Option 2          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 3          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 4          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 5          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 6          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 7         11          2      7.00          9          2       5.42         -          -          -
       Rewards Enhanced - Option 8          9          1      6.80         18          3       5.26        13          2       8.28
       Rewards Traditional -              986        138      7.17        983        177       5.56       763         87       8.73
       Option 1
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 2
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 4
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 5
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 6
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 7
       Rewards Traditional -               16          2      6.88         38          7       5.33        18          2       8.38
       Option 8
       Valuemark II & III                   -          -         -      2,446        433       5.65         -          -          -
       Valuemark Income Plus                -          -         -         13          -       5.65         -          -          -
       Valuemark IV - Option 1              -          -         -      3,120        557       5.61         -          -          -
       Valuemark IV - Option 2              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              -          -         -          -          -          -         -          -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                    AIM V.I. CAPITAL APPRECIATION                                    AIM V.I. INTERNATIONAL GROWTH
                                             FUND                       AIM V.I. GROWTH FUND                    FUND
                                   -------------------------------------------------------------------------------------------------
                                                    UNITS                           UNITS        AUV     NET       UNITS        AUV
                                     NET ASSETS   OUTSTANDING   AUV   NET ASSETS   OUTSTANDING         ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5            -            -         -          -          -          -         -          -          -
       Valuemark IV - Option 6            -            -         -          -          -          -         -          -          -
       Valuemark IV - Option 7            -            -         -          -          -          -         -          -          -
       Valuemark IV - Option 8            -            -         -          -          -          -         -          -          -
       Valuemark IV - Option 9            -            -         -          -          -          -         -          -          -
       Valuemark IV - Option 10           -            -         -          -          -          -         -          -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                                                       ALGER AMERICAN LEVERAGED
                                    AIM V.I. PREMIER EQUITY FUND   ALGER AMERICAN GROWTH PORTFOLIO         ALLCAP PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                    UNITS                             UNITS              NET        UNITS
                                     NET ASSETS   OUTSTANDING  AUV    NET ASSETS   OUTSTANDING   AUV    ASSETS    OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced -              1,728        259      6.66        241         31       7.83       178         24       7.55
       Option 1
       Alterity Enhanced -                  -          -         -          -          -          -         -          -          -
       Option 3
       Alterity Enhanced -                  -          -         -          -          -          -         -          -          -
       Option 4
       Alterity Enhanced -                  -          -         -          -          -          -         -          -          -
       Option 5
       Alterity Optional -              2,055        305      6.74        177         22       7.93       142         19       7.65
       Option 1
       Alterity Optional -                126         19      6.66          -          -          -         -          -          -
       Option 2
       Alterity Optional -                  -          -         -          -          -          -         -          -          -
       Option 3
       Alterity Optional -                  -          -         -          -          -          -         -          -          -
       Option 4
       Alterity Optional -                  -          -         -          -          -          -         -          -          -
       Option 5
       Alterity Traditional -             819        119      6.86        333         41       8.08       157         20       7.79
       Option 1
       Alterity Traditional -               -          -         -         20          2       7.98         -          -          -
       Option 2
       Alterity Traditional -               -          -         -          -          -          -         -          -          -
       Option 3
       Alterity Traditional -               -          -         -          -          -          -         -          -          -
       Option 4
       Alterity Traditional -               -          -         -          -          -          -         -          -          -
       Option 5
       Charter Traditional                 95         14      6.97         16          2       8.20         -          -          -
       Charter Enhanced                   180         26      6.89          -          -          -         1          -       7.81
       Charter II - Option 1                -          -         -          -          -          -         -          -          -
       Charter II - Option 2                -          -         -          -          -          -         -          -          -
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -          -          -          -         -          -          -
       Charter II - Option 5                -          -         -          -          -          -         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7                -          -         -          -          -          -         -          -          -
       Charter II - Option 8                -          -         -          -          -          -         -          -          -
       Charter II - Option 9                -          -         -          -          -          -         -          -          -
           Dimensions - Option 1            -          -         -         18          -       8.08        46          -       7.79
           Dimensions - Option 2            6          1      6.82          -          -          -         -          -          -
           Dimensions - Option 3            -          -         -          -          -          -         -          -          -
           Dimensions - Option 4           19          3      6.70          -          -          -         -          -          -
           Dimensions - Option 5           56          8      6.63          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable                3          -      6.66          -          -          -         -          -          -
           Annuities
           High Five Traditional            -          -         -          -          -          -         -          -          -
           High Five Enhanced               -          -         -          -          -          -         -          -          -
       High Five Bonus Traditional          -          -         -          -          -          -         -          -          -
       High Five Bonus Enhanced             -          -         -          -          -          -         -          -          -
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 1
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 2
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 3
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        702        105      6.68        332         42       7.85       127         17       7.57
       Rewards Enhanced - Option 2          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 3          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 4          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 5          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 6          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 7          -          -         -         27          3       7.76         -          -          -
       Rewards Enhanced - Option 8        133         21      6.41          -          -       7.53         -          -          -
       Rewards Traditional -            1,493        221      6.76        987        124       7.96       394         51       7.67
       Option 1
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 2
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 4
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 5
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 6
       Rewards Traditional -               11          2      6.68          -          -          -         -          -          -
       Option 7
       Rewards Traditional -               47          7      6.49         11          1       7.62         -          -          -
       Option 8
       Valuemark II & III                   -          -         -      3,278        406       8.08     1,334        171       7.79
       Valuemark Income Plus                -          -         -          6          -       8.08        16          -       7.79
       Valuemark IV - Option 1              -          -         -      3,310        414       8.03     1,232        159       7.75
       Valuemark IV - Option 2              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              -          -         -          -          -          -         -          -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                                                       ALGER AMERICAN LEVERAGED
                                    AIM V.I. PREMIER EQUITY FUND   ALGER AMERICAN GROWTH PORTFOLIO         ALLCAP PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                      UNITS                          UNITS               NET       UNITS        AUV
                                   NET ASSETS     OUTSTANDING   AUV   NET ASSETS  OUTSTANDING  AUV       ASSETS   OUTSTANDING
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 6              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 7              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 8              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 9              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 10             -          -         -          -          -          -         -          -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.    CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                         ALGER AMERICAN MIDCAP            ALGER AMERICAN SMALL
                                           GROWTH PORTFOLIO             CAPITALIZATION PORTFOLIO      DAVIS VA FINANCIAL PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                  UNITS                             UNITS               NET        UNITS
                                   NET ASSETS   OUTSTANDING   AUV    NET ASSETS   OUTSTANDING   AUV    ASSETS    OUTSTANDING   AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced -              2,840        241     11.79        221         33       6.68    20,179      1,422      14.20
       Option 1
       Alterity Enhanced -                  -          -         -          -          -          -       101          7      14.28
       Option 3
       Alterity Enhanced -                  -          -         -          -          -          -       182         13      14.16
       Option 4
       Alterity Enhanced -                  -          -         -          -          -          -     8,980        652      13.78
       Option 5
       Alterity Optional -              2,988        249     11.93        257         38       6.76     7,698        536      14.37
       Option 1
       Alterity Optional -                352         30     11.79          -          -          -     2,478        175      14.20
       Option 2
       Alterity Optional -                  -          -         -          -          -          -        12          1      14.28
       Option 3
       Alterity Optional -                  -          -         -          -          -          -        31          2      14.11
       Option 4
       Alterity Optional -                  -          -         -          -          -          -     1,780        129      13.74
       Option 5
       Alterity Traditional -           1,283        106     12.14        109         16       6.88     1,342         92      14.62
       Option 1
       Alterity Traditional -              33          3     12.00          -          -          -        90          6      14.45
       Option 2
       Alterity Traditional -               -          -         -          -          -          -       400         28      14.54
       Option 3
       Alterity Traditional -               -          -         -          -          -          -       456         32      14.37
       Option 4
       Alterity Traditional -               -          -         -          -          -          -     5,093        365      13.95
       Option 5
       Charter Traditional                 86          7     12.32          5          1       6.98       167         11      14.84
       Charter Enhanced                   327         27     12.18          1          0       6.90       117          8      14.67
       Charter II - Option 1                -          -         -          -          -          -       144         10      14.32
       Charter II - Option 2                -          -         -          -          -          -        17          1      14.07
       Charter II - Option 3                -          -         -          -          -          -        22          2      14.07
       Charter II - Option 4                -          -         -          -          -          -        53          4      14.16
       Charter II - Option 5                -          -         -          -          -          -         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7                -          -         -          -          -          -        74          5      13.74
       Charter II - Option 8                -          -         -          -          -          -       251         18      13.58
       Charter II - Option 9                -          -         -          -          -          -       199         15      13.54
           Dimensions - Option 1            5          -     12.07          4          1       6.84        16          1      14.54
           Dimensions - Option 2            3          -     11.93          -          -          -         -          -          -
           Dimensions - Option 3           44          4     11.86          -          -          -        25          2      14.28
           Dimensions - Option 4           47          4     11.72          -          -          -         7          -      14.11
           Dimensions - Option 5            8          1     11.93          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         3          -      14.20
           Deferred Variable                -          -     12.14          -          -       0.00         2          -      14.62
           Annuities
           High Five Traditional            -          -         -          -          -          -    13,767        941      14.62
           High Five Enhanced               -          -         -          -          -          -    12,049        842      14.30
       High Five Bonus Traditional          -          -         -          -          -          -     1,648        115      14.37
       High Five Bonus Enhanced             -          -         -          -          -          -     1,927        136      14.20
                                            -          -         -          -          -          -       261         18      14.41
       High Five L - Option 1
                                            -          -         -          -          -          -        29          2      14.24
       High Five L - Option 2
                                            -          -         -          -          -          -        69          5      14.31
       High Five L - Option 3
                                            -          -         -          -          -          -       296         21      14.16
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1      1,091         92     11.82        200         30       6.70     1,622        114      14.24
       Rewards Enhanced - Option 2          -          -         -          -          -          -       108          8      14.16
       Rewards Enhanced - Option 3          -          -         -          -          -          -     2,912        208      13.99
       Rewards Enhanced - Option 4          -          -         -          -          -          -       293         21      14.11
       Rewards Enhanced - Option 5          -          -         -          -          -          -        27          2      13.99
       Rewards Enhanced - Option 6          -          -         -          -          -          -     9,295        682      13.62
       Rewards Enhanced - Option 7         54          5     11.68          -          -          -        20          1      14.07
       Rewards Enhanced - Option 8        207         18     11.34          7          1       6.42        80          6      13.66
       Rewards Traditional -            1,781        149     11.96        304         44       6.78     1,456        101      14.41
       Option 1
       Rewards Traditional -               53          5     11.75          -          -          -     1,539        109      14.16
       Option 2
       Rewards Traditional -                -          -         -          -          -          -       681         47      14.37
       Option 4
       Rewards Traditional -                -          -         -          -          -          -       167         12      14.20
       Option 5
       Rewards Traditional -                -          -         -          -          -          -     4,526        328      13.78
       Option 6
       Rewards Traditional -                -          -         -          -          -          -         7          -      14.24
       Option 7
       Rewards Traditional -               38          3     11.48          -          -          -       218         16      13.82
       Option 8
       Valuemark II & III                   -          -         -          -          -          -       570         39      14.62
       Valuemark Income Plus                -          -         -          -          -          -        72          -      14.62
       Valuemark IV - Option 1              -          -         -          -          -          -       412         28      14.55
       Valuemark IV - Option 2              -          -         -          -          -          -       334         23      14.29
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              -          -         -          -          -          -        14          1      14.21

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                        ALGER AMERICAN MIDCAP         ALGER AMERICAN SMALL
                                         GROWTH PORTFOLIO           CAPITALIZATION PORTFOLIO      DAVIS VA FINANCIAL PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
       Contracts:
       Valuemark IV - Option 5              -          -         -          -          -         -        23          2      14.32
       Valuemark IV - Option 6              -          -         -          -          -         -         3          -      14.07
       Valuemark IV - Option 7              -          -         -          -          -         -         1          -      14.07
       Valuemark IV - Option 8              -          -         -          -          -         -        21          1      14.20
       Valuemark IV - Option 9              -          -         -          -          -         -        26          2      13.99
       Valuemark IV - Option 10             -          -         -          -          -         -         9          1      13.95

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.    CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                                                      DREYFUS IP SMALL CAP STOCK
                                   DAVIS VA REAL ESTATE PORTFOLIO      DAVIS VA VALUE PORTFOLIO             INDEX PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced -                614         23     26.16     49,512      4,186      11.83    33,676      2,613      12.89
       Option 1
       Alterity Enhanced -                  -          -         -        292         25      11.90       395         31      12.94
       Option 3
       Alterity Enhanced -                  -          -         -         81          7      11.80       218         17      12.87
       Option 4
       Alterity Enhanced -                  -          -         -     10,522        916      11.49    19,744      1,560      12.66
       Option 5
       Alterity Optional -                692         25     26.47     24,687      2,062      11.97    19,625      1,511      12.99
       Option 1
       Alterity Optional -                  -          -         -      4,422        374      11.83     3,151        244      12.89
       Option 2
       Alterity Optional -                  -          -         -         32          3      11.90        70          5      12.94
       Option 3
       Alterity Optional -                  -          -         -         11          1      11.76        39          3      12.84
       Option 4
       Alterity Optional -                  -          -         -      1,504        131      11.45     3,040        241      12.63
       Option 5
       Alterity Traditional -             371         14     26.94      5,926        486      12.19     1,314        100      13.13
       Option 1
       Alterity Traditional -               -          -         -        101          8      12.04        35          3      13.03
       Option 2
       Alterity Traditional -               -          -         -      1,057         87      12.11     1,418        108      13.08
       Option 3
       Alterity Traditional -               -          -         -        241         20      11.97       669         52      12.99
       Option 4
       Alterity Traditional -               -          -         -      6,731        579      11.62    17,777      1,394      12.75
       Option 5
       Charter Traditional                  -          -         -      1,517        123      12.37     1,823        138      13.25
       Charter Enhanced                     -          -         -        761         62      12.22       117          9      13.15
       Charter II - Option 1                -          -         -        215         18      11.94       754         58      12.96
       Charter II - Option 2                -          -         -          -          -          -       130         10      12.82
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -         37          3      11.80       270         21      12.87
       Charter II - Option 5                -          -         -          -          -          -         1          -      12.75
       Charter II - Option 6                -          -         -          -          -          -        12          1      12.73
       Charter II - Option 7                -          -         -        261         23      11.45       299         24      12.63
       Charter II - Option 8                -          -         -        266         23      11.32     1,046         83      12.54
       Charter II - Option 9                -          -         -        117         10      11.28        81          6      12.52
           Dimensions - Option 1            5          -     26.78         47          4      12.11         -          -          -
           Dimensions - Option 2            3          -     26.47         10          1      11.97         -          -          -
           Dimensions - Option 3           21          1     26.31         93          8      11.90         -          -          -
           Dimensions - Option 4            -          -         -        149         13      11.76         -          -          -
           Dimensions - Option 5            -          -         -         30          3      11.97         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable                -          -         -         43          -      12.19         -          -          -
           Annuities
           High Five Traditional            -          -         -     24,378      2,001      12.19    52,220      3,978      13.13
           High Five Enhanced               -          -         -     16,081      1,360      11.83    28,783      2,255      12.77
       High Five Bonus Traditional          -          -         -          -          -          -     5,750        443      12.99
       High Five Bonus Enhanced             -          -         -          -          -          -     2,723        211      12.89
                                            -          -         -          -          -          -       546         42      13.01
       High Five L - Option 1
                                            -          -         -          -          -          -        49          4      12.91
       High Five L - Option 2
                                            -          -         -          -          -          -       820         63      12.95
       High Five L - Option 3
                                            -          -         -          -          -          -       516         40      12.87
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        366         14     26.23      3,334        281      11.87       936         72      12.91
       Rewards Enhanced - Option 2          -          -         -        436         37      11.80       233         18      12.87
       Rewards Enhanced - Option 3          -          -         -      8,533        732      11.66     6,666        522      12.77
       Rewards Enhanced - Option 4          -          -         -        235         20      11.76       390         30      12.84
       Rewards Enhanced - Option 5          -          -         -         27          2      11.66       167         13      12.77
       Rewards Enhanced - Option 6          -          -         -      8,923        786      11.35    17,245      1,373      12.56
       Rewards Enhanced - Option 7         44          2     25.92         52          4      11.73         -          -          -
       Rewards Enhanced - Option 8         45          2     25.17         44          4      11.38        88          7      12.59
       Rewards Traditional -              387         15     26.55      7,780        648      12.01     2,059        158      13.01
       Option 1
       Rewards Traditional -                -          -         -      2,921        248      11.80     3,167        246      12.87
       Option 2
       Rewards Traditional -                -          -         -      2,220        185      11.97     1,972        152      12.99
       Option 4
       Rewards Traditional -                -          -         -        404         34      11.83       405         31      12.89
       Option 5
       Rewards Traditional -                -          -         -      7,146        622      11.49    14,262      1,127      12.66
       Option 6
       Rewards Traditional -                -          -         -         93          8      11.87         -          -          -
       Option 7
       Rewards Traditional -               17          1     25.47        142         12      11.52        62          5      12.68
       Option 8
       Valuemark II & III                   -          -         -      2,583        212      12.19     1,846        141      13.13
       Valuemark Income Plus                -          -         -        138          -      12.19        33          -      13.13
       Valuemark IV - Option 1              -          -         -      2,289        189      12.12     1,536        117      13.09
       Valuemark IV - Option 2              -          -         -      1,303        109      11.91     1,633        126      12.94
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              -          -         -         54          5      11.84        34          3      12.89

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                                                      DREYFUS IP SMALL CAP STOCK
                                   DAVIS VA REAL ESTATE PORTFOLIO      DAVIS VA VALUE PORTFOLIO             INDEX PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5              -          -         -        118         10      11.94       138         11      12.96
       Valuemark IV - Option 6              -          -         -         23          2      11.73        20          2      12.82
       Valuemark IV - Option 7              -          -         -          1          -      11.73         -          -          -
       Valuemark IV - Option 8              -          -         -         33          3      11.83        74          6      12.89
       Valuemark IV - Option 9              -          -         -         32          3      11.66        69          5      12.77
       Valuemark IV - Option 10             -          -         -          3          -      11.62        25          2      12.75

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.    CONTRACT OWNERS' EQUITY (CONTINUED)

     A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                    FRANKLIN GLOBAL COMMUNICATIONS    FRANKLIN GROWTH AND INCOME
                                      DREYFUS STOCK INDEX FUND             SECURITIES FUND                  SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced -             50,893      4,490     11.34      3,873        202      19.16    21,591        699      30.90
       Option 1
       Alterity Enhanced -                697         61     11.38         55          3      19.48       479         15      31.31
       Option 3
       Alterity Enhanced -                676         60     11.31         28          1      19.00       415         14      30.53
       Option 4
       Alterity Enhanced -             22,630      2,033     11.13      3,719        211      17.62    13,022        460      28.31
       Option 5
       Alterity Optional -             34,546      3,025     11.42      2,469        125      19.81    12,569        394      31.94
       Option 1
       Alterity Optional -              6,872        606     11.34        235         12      19.16     2,616         85      30.90
       Option 2
       Alterity Optional -                144         13     11.38         64          3      19.48        35          1      31.31
       Option 3
       Alterity Optional -                108         10     11.29         10          1      18.84        24          1      30.27
       Option 4
       Alterity Optional -              4,848        436     11.11        946         54      17.47     3,530        126      28.07
       Option 5
       Alterity Traditional -           2,842        246     11.55         86          4      20.84     3,975        118      33.57
       Option 1
       Alterity Traditional -              44          4     11.46         35          2      20.15       335         10      32.38
       Option 2
       Alterity Traditional -           1,691        147     11.50        219         11      20.49     2,055         62      32.92
       Option 3
       Alterity Traditional -             966         85     11.42        152          8      19.81       727         23      31.84
       Option 4
       Alterity Traditional -          22,018      1,964     11.21      3,040        167      18.22    12,599        430      29.28
       Option 5
       Charter Traditional                686         59     11.65        138          6      21.73       766         22      34.92
       Charter Enhanced                   240         21     11.57         61          3      21.01       472         14      33.76
       Charter II - Option 1              804         71     11.40         74          4      19.65       483         15      31.57
       Charter II - Option 2               30          3     11.27         32          2      18.68        37          1      30.02
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4              509         45     11.31          -          -          -        75          2      30.53
       Charter II - Option 5                3          -     11.21          -          -          -         5          0      29.28
       Charter II - Option 6               14          1     11.19          -          -          -         -          -          -
       Charter II - Option 7              500         45     11.11        305         17      17.47       321         11      28.07
       Charter II - Option 8              943         85     11.03        110          7      16.90       374         14      27.15
       Charter II - Option 9              130         12     11.01         29          2      16.75       116          4      26.92
           Dimensions - Option 1            6          1     11.50          -          -          -        27          1      32.92
           Dimensions - Option 2            -          -         -          -          -          -         9          -      31.84
           Dimensions - Option 3           36          3     11.38         86          4      19.48       198          6      31.31
           Dimensions - Option 4            -          -         -          -          -          -       107          4      30.27
           Dimensions - Option 5           10          1     11.42          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         3          -      30.79
           Deferred Variable                2          -     23.20        318          -      42.05     1,386          -      67.61
           Annuities
           High Five Traditional       81,483      7,057     11.55      5,398        259      20.84    33,276        991      33.57
           High Five Enhanced          35,426      3,149     11.25      4,437        223      19.90    24,266        753      32.24
       High Five Bonus Traditional      7,841        687     11.42        803         41      19.81     7,187        226      31.84
       High Five Bonus Enhanced         2,961        261     11.34        790         41      19.16     4,406        143      30.90
                                          907         79     11.44        107          5      19.98       636         19      33.72
       High Five L - Option 1
                                           36          3     11.35          -          -          -        60          2      31.04
       High Five L - Option 2
                                          532         47     11.39         47          2      19.63       564         18      31.55
       High Five L - Option 3
                                          191         17     11.31        108          6      19.00       341         11      30.53
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1      1,666        147     11.36        369         19      19.32     2,353         71      33.25
       Rewards Enhanced - Option 2        440         39     11.31        267         14      19.00       442         14      30.53
       Rewards Enhanced - Option 3     10,192        907     11.23      1,102         60      18.37     4,163        141      29.52
       Rewards Enhanced - Option 4        560         50     11.29        309         16      18.84       931         31      30.27
       Rewards Enhanced - Option 5        423         38     11.23         28          2      18.37       239          8      29.52
       Rewards Enhanced - Option 6     20,964      1,898     11.05      3,703        217      17.04    16,991        621      27.38
       Rewards Enhanced - Option 7          -          -         -          -          -          -        18          1      30.02
       Rewards Enhanced - Option 8         57          5     11.07         30          2      17.18        48          2      27.61
       Rewards Traditional -            4,542        397     11.44        223         11      19.98     4,023        119      33.72
        Option 1
       Rewards Traditional -            4,347        384     11.31        354         19      19.00     1,656         54      30.53
       Option 2
       Rewards Traditional -            2,286        200     11.42        537         27      19.81     1,752         55      31.84
       Option 4
       Rewards Traditional -              684         60     11.34         37          2      19.16     1,201         39      30.90
       Option 5
       Rewards Traditional -           21,729      1,952     11.13      3,333        189      17.62    13,166        465      28.31
       Option 6
       Rewards Traditional -                8          1     11.36         37          2      19.32        26          1      31.05
       Option 7
       Rewards Traditional -               92          8     11.15         21          1      17.77       329         12      28.55
       Option 8
       Valuemark II & III              11,997      1,030     11.65    112,838      5,321      21.21   260,074      7,640      34.04
       Valuemark Income Plus              717          -     11.65        540          -      21.21     7,219          -      34.04
       Valuemark IV - Option 1          9,591        826     11.61     11,216        536      20.91    77,551      2,313      33.53
       Valuemark IV - Option 2            924         80     11.49        108          5      19.87     1,370         43      31.89
       Valuemark IV - Option 3              -          -         -          -          -          -        16          -      32.97
       Valuemark IV - Option 4             93          8     11.45          -          -          -       345         11      31.36

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                    FRANKLIN GLOBAL COMMUNICATIONS    FRANKLIN GROWTH AND INCOME
                                      DREYFUS STOCK INDEX FUND             SECURITIES FUND                  SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5            279         24     11.50         15          1      20.00       487         15      32.10
       Valuemark IV - Option 6             34          3     11.38          -          -          -       120          4      30.52
       Valuemark IV - Option 7              1          -     11.38          -          -          -         1          -      30.52
       Valuemark IV - Option 8             75          7     11.44         14          1      19.50        81          3      31.30
       Valuemark IV - Option 9             49          4     11.34         26          1      18.70       184          6      30.02
       Valuemark IV - Option 10            22          2     11.32          3          -      18.55        54          2      29.77

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                                                       FRANKLIN LARGE CAP GROWTH
                                      FRANKLIN HIGH INCOME FUND    FRANKLIN INCOME SECURITIES FUND          SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced -              7,031        329     21.37     31,021        830      37.38    19,826      1,130      17.54
       Option 1
       Alterity Enhanced -                360         17     21.73        887         23      38.01       422         24      17.71
       Option 3
       Alterity Enhanced -                249         12     21.19        458         12      37.07       513         29      17.45
       Option 4
       Alterity Enhanced -              8,523        434     19.65     27,693        806      34.37    19,164      1,147      16.71
       Option 5
       Alterity Optional -              3,792        172     22.10     14,498        375      38.65    12,504        699      17.88
       Option 1
       Alterity Optional -              1,009         47     21.37      3,478         93      37.38     2,203        126      17.54
       Option 2
       Alterity Optional -                 27          1     21.73        192          5      38.01        43          2      17.71
       Option 3
       Alterity Optional -                 11          1     21.02         56          2      36.76        77          4      17.37
       Option 4
       Alterity Optional -              2,134        109     19.49      6,227        183      34.08     4,600        277      16.63
       Option 5
       Alterity Traditional -           1,875         81     23.24      3,576         88      40.65     2,093        114      18.41
       Option 1
       Alterity Traditional -             105          5     22.47         57          1      39.31        78          4      18.05
       Option Option 2
       Alterity Traditional -           1,924         84     22.86      6,010        150      39.97     2,023        111      18.23
       Option 3
       Alterity Traditional -           1,342         61     22.10      1,740         45      38.65     1,085         61      17.88
       Option 4
       Alterity Traditional -           7,020        345     20.32     26,831        755      35.54    19,591      1,150      17.04
       Option 5
       Charter Traditional                395         16     24.24      3,119         74      42.39       784         42      18.86
       Charter Enhanced                    46          2     23.44      1,022         25      40.99       355         19      18.50
       Charter II - Option 1              682         31     21.92      1,352         35      38.33       496         28      17.79
       Charter II - Option 2              212         10     20.84        731         20      36.45        25          1      17.28
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4              154          7     21.19        227          6      37.07        77          4      17.45
       Charter II - Option 5                3          -     20.32         41          1      35.54        17          1      17.04
       Charter II - Option 6                -          -         -          -          -          -         8          -      16.95
       Charter II - Option 7              345         18     19.49        892         26      34.08       252         15      16.63
       Charter II - Option 8            1,024         54     18.84        662         20      32.96       536         33      16.31
       Charter II - Option 9              126          7     18.69        388         12      32.68       265         16      16.23
           Dimensions - Option 1            -          -         -         11          -      39.97         3          -      18.23
           Dimensions - Option 2            -          -         -          -          -          -         3          -      17.88
           Dimensions - Option 3          156          7     21.73        175          5      38.01        44          2      17.71
           Dimensions - Option 4            -          -         -          -          -          -        82          5      17.37
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          v         -          -          -          -         -          -          -
           Deferred Variable              174          0     46.90        890          -      82.02       115          -      37.14
           Annuities
           High Five Traditional       28,151      1,211     23.24    119,620      2,943      40.65    51,517      2,802      18.41
           High Five Enhanced          16,540        720     22.96     69,836      1,785      39.12    31,328      1,771      17.69
       High Five Bonus Traditional      6,903        312     22.10     18,547        480      38.65     7,217        404      17.88
       High Five Bonus Enhanced         2,858        134     21.37     10,816        289      37.38     4,473        255      17.54
                                          537         24     22.29      4,858        125      38.98       323         18      17.97
       High Five L - Option 1
                                            9          -     21.55        325          9      37.68        71          4      17.62
       High Five L - Option 2
                                          468         21     21.90      5,636        147      38.30       444         25      17.78
       High Five L - Option 3
                                          341         16     21.19      2,808         76      37.07       325         19      17.45
       High Five L - Option 4
                                            -          -         -          -          -          -         8          -      17.97
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        942         44     21.55      3,193         85      37.69       780         44      17.62
       Rewards Enhanced - Option 2        360         17     21.19      1,117         30      37.07       387         22      17.45
       Rewards Enhanced - Option 3      3,437        168     20.49      5,183        145      35.84     3,866        226      17.12
       Rewards Enhanced - Option 4        636         30     21.02      1,581         43      36.76       639         37      17.37
       Rewards Enhanced - Option 5        164          8     20.49        153          4      35.84       155          9      17.12
       Rewards Enhanced - Option 6     11,392        599     19.00     23,324        702      33.24    16,765      1,023      16.39
       Rewards Enhanced - Option 7         18          1     20.84         42          1      36.45         -          -          -
       Rewards Enhanced - Option 8         16          1     19.16        271          8      33.52        17          1      16.47
       Rewards Traditional -            1,578         71     22.29      5,112        131      38.98     1,992        111      17.97
       Option 1
       Rewards Traditional -              669         32     21.19      2,624         71      37.07     2,171        124      17.45
       Option 2
       Rewards Traditional -            1,156         52     22.10      3,676         95      38.65     1,668         93      17.88
       Option 4
       Rewards Traditional -              743         35     21.37      1,127         30      37.38       593         34      17.54
       Option 5
       Rewards Traditional -            7,198        366     19.65     18,466        537      34.37    14,994        897      16.71
       Option 6
       Rewards Traditional -                -          -         -         25          1      37.69        12          1      17.62
       Option 7
       Rewards Traditional -               24          1     19.82         94          3      34.66       138          8      16.79
       Option 8
       Valuemark II & III              47,501      2,010     23.66    285,654      6,906      41.37    59,690      3,185      18.74
       Valuemark Income Plus              531          -     23.66      5,352          -      41.37     3,420          -      18.74
       Valuemark IV - Option 1         30,695      1,317     23.30     83,576      2,051      40.74    59,318      3,193      18.58
       Valuemark IV - Option 2            777         35     22.16      3,542         91      38.75       748         41      18.04
       Valuemark IV - Option 3              -          -         -         22          1      40.07        14          1      18.40
       Valuemark IV - Option 4             95          4     21.79        513         13      38.10        42          2      17.87

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                                                       FRANKLIN LARGE CAP GROWTH
                                      FRANKLIN HIGH INCOME FUND    FRANKLIN INCOME SECURITIES FUND          SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5            509         23     22.31        874         22      39.01       318         18      18.11
       Valuemark IV - Option 6             55          3     21.22        622         17      37.09       125          7      17.60
       Valuemark IV - Option 7              2          -     21.22          -          -          -         -          -          -
       Valuemark IV - Option 8             52          2     21.76        395         10      38.04        47          3      17.85
       Valuemark IV - Option 9             29          1     20.86         53          1      36.48        72          4      17.43
       Valuemark IV - Option 10             9          -     20.69         21          1      36.17        14          1      17.34


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                                                       FRANKLIN RISING DIVIDENDS
                                     FRANKLIN MONEY MARKET FUND       FRANKLIN REAL ESTATE FUND             SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced -                  -          -         -     41,177        776      53.07    56,245      1,801      31.23
       Option 1
       Alterity Enhanced -                  -          -         -      1,046         19      53.97     1,227         39      31.67
       Option 3
       Alterity Enhanced -                  -          -         -        639         12      52.62       629         20      31.01
       Option 4
       Alterity Enhanced -                  -          -         -     32,505        666      48.80    36,774      1,263      29.12
       Option 5
       Alterity Optional -                  -          -         -     18,165        331      54.88    33,288      1,037      32.09
       Option 1
       Alterity Optional -                  -          -         -      4,918         93      53.07     5,938        190      31.23
       Option 2
       Alterity Optional -                  -          -         -        174          3      53.97       134          4      31.67
       Option 3
       Alterity Optional -                  -          -         -        328          6      52.18       218          7      30.80
       Option 4
       Alterity Optional -                  -          -         -      6,309        130      48.39     6,859        237      28.92
       Option 5
       Alterity Traditional -               -          -         -      4,468         77      57.71     7,134        213      33.44
       Option 1
       Alterity Traditional -               -          -         -        183          3      55.81       163          5      32.41
       Option 2
       Alterity Traditional -               -          -         -      3,958         70      56.75     4,353        132      33.02
       Option 3
       Alterity Traditional -               -          -         -      1,453         26      54.88     1,909         59      32.11
       Option 4
       Alterity Traditional -               -          -         -     28,908        573      50.46    32,366      1,081      29.95
       Option 5
       Charter Traditional                 36          2     16.21      1,379         23      60.18     1,316         38      34.50
       Charter Enhanced                     -          -         -        661         11      58.20       690         21      33.56
       Charter II - Option 1                -          -         -        847         16      54.42       818         26      31.89
       Charter II - Option 2                -          -         -        215          4      51.75       275          9      30.58
       Charter II - Option 3                -          -         -          4          -      51.75         -          -          -
       Charter II - Option 4                -          -         -        223          4      52.62       341         11      31.01
       Charter II - Option 5                -          -         -        107          2      50.46        68          2      29.95
       Charter II - Option 6                -          -         -          -          -          -         6          -      29.74
       Charter II - Option 7                -          -         -        600         12      48.39     1,309         45      28.92
       Charter II - Option 8                -          -         -        525         11      46.79       894         32      28.13
       Charter II - Option 9                -          -         -        528         11      46.40       174          6      27.93
           Dimensions - Option 1            -          -         -         22          -      56.75        39          1      32.86
           Dimensions - Option 2            -          -         -          2          -      54.88        17          1      31.97
           Dimensions - Option 3            -          -         -        192          4      53.97       264          8      31.53
           Dimensions - Option 4            -          -         -        196          4      52.18        25          1      30.66
           Dimensions - Option 5            -          -         -         25          -      54.88         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable              244          -     31.58        338          -     116.43       698          -      67.40
           Annuities
           High Five Traditional            -          -         -     78,976      1,368      57.71    94,543      2,827      33.44
           High Five Enhanced               -          -         -     52,471        925      56.70    57,721      1,800      32.06
       High Five Bonus Traditional          -          -         -     13,267        242      54.88    12,221        381      32.11
       High Five Bonus Enhanced             -          -         -      7,778        147      53.07     7,304        234      31.23
                                            -          -         -        977         18      55.34     1,164         36      32.34
       High Five L - Option 1
                                            -          -         -        211          4      53.50       130          4      31.44
       High Five L - Option 2
                                            -          -         -      1,156         21      54.38     1,505         47      31.86
       High Five L - Option 3
                                            -          -         -      1,263         24      52.62     1,067         34      31.01
       High Five L - Option 4
                                            -          -         -         13          -      55.34         8          -      32.34
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1          -          -         -      5,153         96      53.51     5,800        177      32.85
       Rewards Enhanced - Option 2          -          -         -      1,067         20      52.62       835         27      31.01
       Rewards Enhanced - Option 3          -          -         -      9,490        186      50.89    12,727        422      30.16
       Rewards Enhanced - Option 4          -          -         -      1,656         32      52.18     2,105         70      30.28
       Rewards Enhanced - Option 5          -          -         -        372          7      50.89       462         15      30.16
       Rewards Enhanced - Option 6          -          -         -     35,380        750      47.19    36,534      1,290      28.32
       Rewards Enhanced - Option 7          -          -         -        149          3      51.75       105          3      30.58
       Rewards Enhanced - Option 8          -          -         -        276          6      47.58       208          7      28.52
       Rewards Traditional -                -          -         -      6,660        120      55.34     6,993        210      33.31
       Option 1
       Rewards Traditional -                -          -         -      5,825        111      52.62     5,185        167      31.01
       Option 2
       Rewards Traditional -                -          -         -      4,466         81      54.88     3,374        105      32.11
       Option 4
       Rewards Traditional -                -          -         -      1,517         29      53.07     1,355         43      31.23
       Option 5
       Rewards Traditional -                -          -         -     24,767        508      48.80    20,611        708      29.12
       Option 6
       Rewards Traditional -                -          -         -         27          1      53.51         6          -      31.45
       Option 7
       Rewards Traditional -                -          -         -        339          7      49.21       229          8      29.33
       Option 8
       Valuemark II & III              30,222      1,910     15.83     90,297      1,542      58.72   166,873      4,916      33.96
       Valuemark Income Plus              475          -     15.83      1,178          0      58.72     3,404          -      33.96
       Valuemark IV - Option 1          8,388        538     15.59     40,024        692      57.83    60,731      1,811      33.53
       Valuemark IV - Option 2              -          -         -      1,888         34      55.00     2,672         83      32.17
       Valuemark IV - Option 3              -          -         -          1          -      56.87        42          1      33.07
       Valuemark IV - Option 4              -          -         -        364          7      54.08       270          9      31.73

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                                                       FRANKLIN RISING DIVIDENDS
                                     FRANKLIN MONEY MARKET FUND       FRANKLIN REAL ESTATE FUND             SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5              -          -         -        338          6      55.37       719         22      32.35
       Valuemark IV - Option 6              -          -         -         29          1      52.65       152          5      31.02
       Valuemark IV - Option 7              -          -         -          9          -      52.65         3          -      31.02
       Valuemark IV - Option 8              -          -         -        120          2      53.99       149          5      31.68
       Valuemark IV - Option 9              -          -         -        174          3      51.77       242          8      30.60
       Valuemark IV - Option 10             -          -         -         89          2      51.34        43          1      30.38

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      FRANKLIN SMALL CAP VALUE      FRANKLIN SMALL-MID CAP GROWTH
                                           SECURITIES FUND                 SECURITIES FUND           FRANKLIN U.S. GOVERNMENT FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced -             28,628      1,828     15.67     29,635      1,448      20.47    44,083      1,972      22.36
       Option 1
       Alterity Enhanced -                562         36     15.79        373         18      20.68       692         31      22.67
       Option 3
       Alterity Enhanced -                343         22     15.61        132          6      20.37       253         11      22.11
       Option 4
       Alterity Enhanced -             16,805      1,114     15.08     13,241        680      19.46    20,747      1,012      20.50
       Option 5
       Alterity Optional -             17,127      1,076     15.91     15,818        757      20.89    22,366        968      23.12
       Option 1
       Alterity Optional -              2,645        169     15.67      2,612        128      20.47     4,228        189      22.36
       Option 2
       Alterity Optional -                 25          2     15.79        128          6      20.68        53          2      22.67
       Option 3
       Alterity Optional -                  -          -         -         24          1      20.27        49          2      21.92
       Option 4
       Alterity Optional -              3,461        230     15.02      2,145        111      19.36     3,451        170      20.33
       Option 5
       Alterity Traditional -           1,655        102     16.28      3,391        158      21.52     7,080        291      24.30
       Option 1
       Alterity Traditional -              79          5     16.04        116          5      21.03        89          4      23.44
       Option 2
       Alterity Traditional -           1,000         62     16.16      1,765         83      21.32     3,413        143      23.84
       Option 3
       Alterity Traditional -             555         35     15.91        406         19      20.89     1,361         59      23.05
       Option 4
       Alterity Traditional -          12,774        834     15.31     12,188        614      19.86    13,079        617      21.20
       Option 5
       Charter Traditional                604         36     16.60        800         36      22.02     1,998         79      25.28
       Charter Enhanced                   181         11     16.41        738         34      21.58       638         26      24.45
       Charter II - Option 1              335         21     15.85        343         16      20.79       729         32      22.86
       Charter II - Option 2               53          3     15.49         49          2      20.16        45          2      21.74
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4              215         14     15.61         79          4      20.37       520         24      22.11
       Charter II - Option 5                9          1     15.31         22          1      19.86        10          -      21.20
       Charter II - Option 6                -          -         -          -          -          -         9          -      21.02
       Charter II - Option 7              459         31     15.02        174          9      19.36       825         41      20.33
       Charter II - Option 8              538         36     14.80        376         20      18.97       905         46      19.66
       Charter II - Option 9              166         11     14.74         37          2      18.87       235         12      19.49
           Dimensions - Option 1           13          1     16.16         28          1      21.25        70          3      23.84
           Dimensions - Option 2            5          -     15.91          -          -          -         6          -      23.05
           Dimensions - Option 3           29          2     15.79        340         17      20.61       227         10      22.67
           Dimensions - Option 4           13          1     15.55         81          4      20.19       221         10      21.92
           Dimensions - Option 5            6          -     15.91          -          -          -         -          -          -
           Dimensions - Option 6            6          -     15.67          -          -          -         8          -      22.29
           Deferred Variable              149          -     32.86        286          -      43.37       502          -      48.97
           Annuities
           High Five Traditional       28,669      1,761     16.28     25,486      1,184      21.52    51,066      2,101      24.30
           High Five Enhanced          17,452      1,099     15.88     14,050        678      20.72    35,561      1,524      23.33
       High Five Bonus Traditional      4,595        289     15.91      3,334        160      20.89     8,310        360      23.05
       High Five Bonus Enhanced         2,793        178     15.67      1,886         92      20.47     5,546        248      22.36
                                            -          -         -        486         23      21.00       727         30      24.41
       High Five L - Option 1
                                            -          -         -         50          2      20.57        89          4      22.47
       High Five L - Option 2
                                            -          -         -        390         19      20.77       785         34      22.84
       High Five L - Option 3
                                            -          -         -        345         17      20.37       393         18      22.11
       High Five L - Option 4
                                            -          -         -          -          -          -     2,752        113      24.41
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        768         49     15.73      1,823         87      20.97     3,913        163      24.07
       Rewards Enhanced - Option 2        444         28     15.61        412         20      20.37       998         45      22.11
       Rewards Enhanced - Option 3      5,920        385     15.37      4,141        207      19.96     9,700        454      21.38
       Rewards Enhanced - Option 4        470         30     15.55      1,106         55      20.27     1,645         75      21.92
       Rewards Enhanced - Option 5        129          8     15.37        202         10      19.96       261         12      21.38
       Rewards Enhanced - Option 6     13,687        922     14.85     12,256        643      19.07    21,850      1,102      19.82
       Rewards Enhanced - Option 7          -          -         -         13          1      20.16        97          4      21.74
       Rewards Enhanced - Option 8         80          5     14.91         73          4      19.16       183          9      19.99
       Rewards Traditional -            2,563        160     15.97      3,257        153      21.26     7,467        306      24.41
       Option 1
       Rewards Traditional -            1,954        125     15.61      1,786         88      20.37     4,629        209      22.11
       Option 2
       Rewards Traditional -            1,378         87     15.91      1,450         69      20.89     4,599        200      23.05
       Option 4
       Rewards Traditional -              497         32     15.67        299         15      20.47       465         21      22.36
       Option 5
       Rewards Traditional -           11,900        789     15.08      9,696        498      19.46    14,261        696      20.50
       Option 6
       Rewards Traditional -                1          -     15.73        170          8      20.58       125          6      22.48
       Option 7
       Rewards Traditional -              115          8     15.14        136          7      19.56       351         17      20.67
       Option 8
       Valuemark II & III              14,505        875     16.57     68,078      3,119      21.84   148,019      6,000      24.67
       Valuemark Income Plus              594          -     16.57      1,707          -      21.84       458          -      24.67
       Valuemark IV - Option 1         12,070        733     16.46     57,539      2,658      21.65    41,783      1,720      24.30
       Valuemark IV - Option 2          2,045        127     16.09        676         32      20.99     2,362        102      23.11
       Valuemark IV - Option 3              -          -         -         42          2      21.43        13          1      23.89
       Valuemark IV - Option 4            240         15     15.96        168          8      20.78       492         22      22.72

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      FRANKLIN SMALL CAP VALUE       FRANKLIN SMALL-MID CAP VALUE
                                           SECURITIES FUND                       FUND                FRANKLIN U.S. GOVERNMENT FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5            136          8     16.14        134          6      21.08       301         13      23.26
       Valuemark IV - Option 6             76          5     15.77         13          1      20.45        35          2      22.12
       Valuemark IV - Option 7              4          -     15.77          1          -      20.45         2          -      22.12
       Valuemark IV - Option 8             70          4     15.95         61          3      20.76        90          4      22.68
       Valuemark IV - Option 9             73          5     15.65         30          1      20.24       111          5      21.75
       Valuemark IV - Option 10            21          1     15.59         18          1      20.14        69          3      21.57

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:


                                                                     J.P. MORGAN INTERNATIONAL          J.P. MORGAN U.S. LARGE CAP
                                   FRANKLIN ZERO COUPON FUND 2010        EQUITY PORTFOLIO                 CORE EQUITY PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced -             6,007        177     33.89         27          3       9.17       177         22       7.93
       Option 1
       Alterity Enhanced -                 99          3     34.46          -          -          -         -          -          -
       Option 3
       Alterity Enhanced -                118          4     33.60          -          -          -         -          -          -
       Option 4
       Alterity Enhanced -              3,356        108     31.16          -          -          -         -          -          -
       Option 5
       Alterity Optional -              2,480         71     35.04         89         10       9.28       112         14       8.03
       Option 1
       Alterity Optional -                810         24     33.89          1          -       9.17         1          0       7.93
       Option 2
       Alterity Optional -                  4          -     34.46          -          -          -         -          -          -
       Option 3
       Alterity Optional -                 24          1     33.32          -          -          -         -          -          -
       Option 4
       Alterity Optional -              1,189         38     30.90          -          -          -         -          -          -
       Option 5
       Alterity Traditional -             862         23     36.85        224         23       9.45       205         25       8.17
       Option 1
       Alterity Traditional -              13          -     35.64          -          -          -         -          -          -
       Option 2
       Alterity Traditional -             528         15     36.24          -          -          -         -          -          -
       Option 3
       Alterity Traditional -             251          7     35.04          -          -          -         -          -          -
       Option 4
       Alterity Traditional -           3,103         96     32.22          -          -          -         -          -          -
       Option 5
       Charter Traditional                417         11     38.43          -          -          -         6          1       8.29
       Charter Enhanced                    69          2     37.16          -          -          -         -          -          -
       Charter II - Option 1              200          6     34.75          -          -          -         -          -          -
       Charter II - Option 2                -          -         -          -          -          -         -          -          -
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4               40          1     33.60          -          -          -         -          -          -
       Charter II - Option 5                -          -         -          -          -          -         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              621         20     30.90          -          -          -         -          -          -
       Charter II - Option 8              126          4     29.88          -          -          -         -          -          -
       Charter II - Option 9               34          1     29.63          -          -          -         -          -          -
           Dimensions - Option 1           25          1     36.24          -          -          -         -          -          -
           Dimensions - Option 2            -          -         -          -          -          -         -          -          -
           Dimensions - Option 3          102          3     34.46          -          -          -         -          -          -
           Dimensions - Option 4            -          -         -          -          -          -         -          -          -
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable               67          -     36.85          -          -          -         -          -          -
           Annuities
           High Five Traditional       12,158        330     36.85          -          -          -         -          -          -
           High Five Enhanced           8,602        245     35.13          -          -          -         -          -          -
       High Five Bonus Traditional      2,014         57     35.04          -          -          -         -          -          -
       High Five Bonus Enhanced         1,347         40     33.89          -          -          -         -          -          -
                                          142          4     35.34          -          -          -         -          -          -
       High Five L - Option 1
                                           10          -     34.16          -          -          -         -          -          -
       High Five L - Option 2
                                          179          5     34.72          -          -          -         -          -          -
       High Five L - Option 3
                                          659         20     33.60          -          -          -         -          -          -
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        212          6     34.17        162         18       9.20       178         22       7.95
       Rewards Enhanced - Option 2        264          8     33.60          -          -          -         -          -          -
       Rewards Enhanced - Option 3      2,003         62     32.49          -          -          -         -          -          -
       Rewards Enhanced - Option 4        381         11     33.32          -          -          -         -          -          -
       Rewards Enhanced - Option 5         20          1     32.49          -          -          -         -          -          -
       Rewards Enhanced - Option 6      5,585        185     30.13          -          -          -         -          -          -
       Rewards Enhanced - Option 7         14          -     33.04          -          -          -         -          -          -
       Rewards Enhanced - Option 8         16          1     30.39          -          -          -         -          -          -
       Rewards Traditional -            1,949         55     35.34         90         10       9.31       182         23       8.05
       Option 1
       Rewards Traditional -            2,353         70     33.60          -          -          -         -          -          -
       Option 2
       Rewards Traditional -              546         16     35.04          -          -          -         -          -          -
       Option 4
       Rewards Traditional -              129          4     33.89          -          -          -         -          -          -
       Option 5
       Rewards Traditional -            3,745        120     31.16          -          -          -         -          -          -
       Option 6
       Rewards Traditional -               38          1     34.17          -          -          -         -          -          -
       Option 7
       Rewards Traditional -               52          2     31.42          -          -          -         -          -          -
       Option 8
       Valuemark II & III              23,307        633     36.85          -          -          -         -          -          -
       Valuemark Income Plus               75          -     36.85          -          -          -         -          -          -
       Valuemark IV - Option 1          9,548        263     36.30          -          -          -         -          -          -
       Valuemark IV - Option 2            623         18     34.52          -          -          -         -          -          -
       Valuemark IV - Option 3             69          2     35.70          -          -          -         -          -          -
       Valuemark IV - Option 4            210          6     33.94          -          -          -         -          -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                        J.P. MORGAN INTERNATIONAL      J.P. MORGAN U.S. LARGE CAP
                                   FRANKLIN ZERO COUPON FUND 2010        EQUITY PORTFOLIO                CORE EQUITY PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5             10          -     34.75          -          -          -         -          -          -
       Valuemark IV - Option 6              1          -     33.04          -          -          -         -          -          -
       Valuemark IV - Option 7              1          -     33.04          -          -          -         -          -          -
       Valuemark IV - Option 8             24          1     33.89          -          -          -         -          -          -
       Valuemark IV - Option 9             36          1     32.49          -          -          -         -          -          -
       Valuemark IV - Option 10             9          -     32.22          -          -          -         -          -          -


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                    JENNISON 20/20 FOCUS               MUTUAL DISCOVERY
                                          PORTFOLIO                     SECURITIES FUND                MUTUAL SHARES SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced -             12,200        878     13.90     58,010      2,722      21.31    58,876      3,037      19.38
       Option 1
       Alterity Enhanced -                264         19     13.95      1,014         47      21.51     1,310         67      19.56
       Option 3
       Alterity Enhanced -                119          9     13.87        562         26      21.21       404         21      19.30
       Option 4
       Alterity Enhanced -             11,279        826     13.65     32,015      1,573      20.36    37,390      2,019      18.52
       Option 5
       Alterity Optional -              5,938        424     14.00     32,793      1,511      21.70    35,607      1,804      19.73
       Option 1
       Alterity Optional -              1,407        101     13.90      6,094        286      21.31     5,961        308      19.38
       Option 2
       Alterity Optional -                 12          1     13.95        109          5      21.51        83          4      19.56
       Option 3
       Alterity Optional -                 53          4     13.85         47          2      21.12        99          5      19.21
       Option 4
       Alterity Optional -              1,861        137     13.62      6,286        310      20.27     6,888        374      18.43
       Option 5
       Alterity Traditional -             523         37     14.16      5,669        254      22.29     6,001        296      20.27
       Option 1
       Alterity Traditional -              15          1     14.05        217         10      21.84       257         13      19.94
       Option 2
       Alterity Traditional -             601         43     14.11      3,844        174      22.11     5,406        269      20.11
       Option 3
       Alterity Traditional -             430         31     14.00      1,178         54      21.71     1,829         93      19.74
       Option 4
       Alterity Traditional -           8,778        639     13.75     33,062      1,595      20.73    34,984      1,855      18.86
       Option 5
       Charter Traditional                417         29     14.29      2,211         97      22.76     2,655        128      20.78
       Charter Enhanced                   342         24     14.18      1,153         52      22.34       733         36      20.40
       Charter II - Option 1              460         33     13.98      1,090         50      21.61     1,512         77      19.65
       Charter II - Option 2               16          1     13.82        124          6      21.02       181          9      19.12
       Charter II - Option 3                -          -         -          -          -          -         5          -      19.12
       Charter II - Option 4               42          3     13.87        478         23      21.21       248         13      19.30
       Charter II - Option 5                -          -         -         70          3      20.73        18          1      18.86
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              130         10     13.62      1,206         60      20.27     1,215         66      18.43
       Charter II - Option 8              280         21     13.52      1,091         55      19.90       604         33      18.10
       Charter II - Option 9               46          3     13.50        255         13      19.81       398         22      18.02
           Dimensions - Option 1            -          -         -         17          1      22.04        14          1      20.12
           Dimensions - Option 2            -          -         -          -          -          -        12          1      19.76
           Dimensions - Option 3            -          -         -         92          4      21.44       170          9      19.58
           Dimensions - Option 4            -          -         -         74          4      21.05        23          1      19.22
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable                -          -         -        248          -      44.91       390          -      40.87
           Annuities
           High Five Traditional       26,798      1,894     14.16     96,278      4,320      22.29   128,329      6,330      20.27
           High Five Enhanced          22,487      1,627     13.82     58,656      2,705      21.68    77,678      3,928      19.77
       High Five Bonus Traditional      4,226        302     14.00     11,486        529      21.71    17,689        896      19.74
       High Five Bonus Enhanced         2,805        202     13.90      5,763        270      21.31     9,603        495      19.38
                                           15          1     14.03      1,318         60      21.80     4,376        221      19.83
       High Five L - Option 1
                                            -          -         -        126          6      21.40       722         37      19.47
       High Five L - Option 2
                                           28          2     13.97      1,923         89      21.59     5,257        268      19.64
       High Five L - Option 3
                                           33          2     13.87      1,334         63      21.21     1,931        100      19.30
       High Five L - Option 4
                                            -          -         -          -          -          -       302         15      19.83
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        703         50     13.93      1,382         64      21.67     4,531        229      19.78
       Rewards Enhanced - Option 2        297         21     13.87        518         24      21.21       744         39      19.30
       Rewards Enhanced - Option 3      2,813        204     13.77     10,443        501      20.83     9,325        492      18.95
       Rewards Enhanced - Option 4        305         22     13.85        666         32      21.12     1,166         61      19.21
       Rewards Enhanced - Option 5         14          1     13.77        102          5      20.83       202         11      18.95
       Rewards Enhanced - Option 6      9,680        715     13.55     25,373      1,269      19.99    30,827      1,696      18.18
       Rewards Enhanced - Option 7         20          1     13.82         83          4      21.02        17          1      19.12
       Rewards Enhanced - Option 8         17          1     13.57        322         16      20.08       348         19      18.26
       Rewards Traditional -            1,094         78     14.03      6,416        292      21.97     7,480        373      20.06
       Option 1
       Rewards Traditional -              948         68     13.87      4,818        227      21.21     3,452        179      19.30
       Option 2
       Rewards Traditional -              427         31     14.00      3,781        174      21.71     4,586        232      19.74
       Option 4
       Rewards Traditional -              387         28     13.90        911         43      21.31     1,014         52      19.38
       Option 5
       Rewards Traditional -            6,606        484     13.65     22,464      1,103      20.36    23,107      1,248      18.52
       Option 6
       Rewards Traditional -               32          2     13.93        109          5      21.41       123          6      19.47
       Option 7
       Rewards Traditional -               11          1     13.67        338         17      20.45       363         20      18.60
       Option 8
       Valuemark II & III                 880         62     14.16     45,887      2,029      22.62    76,684      3,723      20.60
       Valuemark Income Plus              105          -     14.16      4,690          -      22.62     6,889          -      20.60
       Valuemark IV - Option 1            804         57     14.11     74,175      3,306      22.43   156,207      7,645      20.43
       Valuemark IV - Option 2          1,029         74     13.96      2,112         97      21.83     3,660        184      19.88
       Valuemark IV - Option 3              -          -         -          8          -      22.23         -          -          -
       Valuemark IV - Option 4             60          4     13.91        352         16      21.63       166          8      19.70


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                  JENNISON 20/20 FOCUS PORTFOLIO    MUTUAL DISCOVERY SECURITIES FUND   MUTUAL SHARES SECURITIES FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5             44          3     13.98        549         25      21.91       739         37      19.95
       Valuemark IV - Option 6              2          -     13.82        122          6      21.31       300         15      19.41
       Valuemark IV - Option 7              -          -         -          2          -      21.31         2          -      19.41
       Valuemark IV - Option 8             19          1     13.90        104          5      21.61        72          4      19.68
       Valuemark IV - Option 9             41          3     13.77         84          4      21.12       101          5      19.23
       Valuemark IV - Option 10            20          1     13.75         56          3      21.02        31          2      19.15

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                    OPPENHEIMER GLOBAL SECURITIES
                                               FUND/VA             OPPENHEIMER HIGH INCOME FUND/VA  OPPENHEIMER MAIN STREET FUND/VA
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    64,576      5,154     12.53      7,157        603      11.87    43,021      4,711       9.14
       Alterity Enhanced - Option 3       429         34     12.61         42          4      11.94       422         46       9.20
       Alterity Enhanced - Option 4       364         29     12.50         50          4      11.83       257         28       9.12
       Alterity Enhanced - Option 5    14,925      1,226     12.17      2,482        215      11.52     9,592      1,081       8.88
       Alterity Optional - Option 1    33,046      2,605     12.68      4,329        361      12.01    22,061      2,384       9.25
       Alterity Optional - Option 2     4,152        331     12.53        578         49      11.87     3,999        437       9.14
       Alterity Optional - Option 3       54          4     12.61         21          2      11.94        56          6       9.20
       Alterity Optional - Option 4        11          1     12.46          6          -      11.80        11          1       9.09
       Alterity Optional - Option 5    2,167        179     12.13        584         51      11.49     2,012        227       8.85
       Alterity Traditional -           4,599        356     12.91      1,438        118      12.22     5,153        547       9.42
       Option 1
       Alterity Traditional -              34          3     12.76         47          4      12.08       196         21       9.31
       Option 2
       Alterity Traditional -           1,342        105     12.83        699         58      12.15       976        104       9.36
       Option 3
       Alterity Traditional -             503         40     12.68        396         33      12.01       434         47       9.25
       Option 4
       Alterity Traditional -           8,930        725     12.31      1,190        102      11.66     5,415        603       8.98
       Option 5
       Charter Traditional                484         37     13.10        313         25      12.40       554         58       9.56
       Charter Enhanced                   280         22     12.95        118         10      12.26       171         18       9.45
       Charter II - Option 1              359         28     12.65        295         25      11.97       255         28       9.22
       Charter II - Option 2               66          5     12.42          -          -          -         -          -          -
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4               80          6     12.50         33          3      11.83        80          9       9.12
       Charter II - Option 5               10          1     12.31          -          -          -         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              234         19     12.13         47          4      11.49        83          9       8.85
       Charter II - Option 8              218         18     11.99        141         12      11.35       196         22       8.75
       Charter II - Option 9               76          6     11.95         44          4      11.32       114         13       8.72
           Dimensions - Option 1           42          3     12.83          3          -      12.15        69          7       9.36
           Dimensions - Option 2           39          3     12.68          1          -      12.01        11          1       9.25
           Dimensions - Option 3           13          1     12.61          4          -      11.94       112         12       9.20
           Dimensions - Option 4          147         12     12.46          2          -      11.80        94         10       9.09
           Dimensions - Option 5            9          1     12.68          -          -          -        10          1       9.25
           Dimensions - Option 6            -          -         -          -          -          -         6          1       9.14
           Deferred Variable               92          -     12.91          -          -          -        39          -       9.42
           Annuities
           High Five Traditional       26,703      2,068     12.91      4,701        385      12.22    15,467      1,642       9.42
           High Five Enhanced          19,134      1,536     12.46      3,878        316      12.27    14,856      1,620       9.17
       High Five Bonus Traditional          -          -         -        145         12      12.01         -          -          -
       High Five Bonus Enhanced             -          -         -         10          1      11.87         -          -          -
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 1
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 2
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 3
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1      2,232        178     12.57        611         51      11.90     3,777        412       9.17
       Rewards Enhanced - Option 2        817         65     12.50         90          8      11.83       415         46       9.12
       Rewards Enhanced - Option 3     12,421      1,006     12.35        987         84      11.69     7,126        791       9.01
       Rewards Enhanced - Option 4        600         48     12.46        220         19      11.80       771         85       9.09
       Rewards Enhanced - Option 5        165         13     12.35         38          3      11.69        65          7       9.01
       Rewards Enhanced - Option 6     12,444      1,035     12.03      2,469        217      11.38    10,458      1,192       8.77
       Rewards Enhanced - Option 7          -          -         -          -          -          -        13          1       9.06
       Rewards Enhanced - Option 8        140         12     12.06         41          4      11.42       163         18       8.80
       Rewards Traditional -            6,171        485     12.72      1,373        114      12.04     5,418        584       9.28
       Option 1
       Rewards Traditional -            5,763        461     12.50        559         47      11.83     3,581        393       9.12
       Option 2
       Rewards Traditional -            1,711        135     12.68        623         52      12.01     1,409        152       9.25
       Option 4
       Rewards Traditional -              325         26     12.53        332         28      11.87       309         34       9.14
       Option 5
       Rewards Traditional -            7,514        617     12.17      1,970        171      11.52     6,269        706       8.88
       Option 6
       Rewards Traditional -              103          8     12.57          -          -          -        38          4       9.17
       Option 7
       Rewards Traditional -              214         18     12.21         37          3      11.55       213         24       8.90
       Option 8
       Valuemark II & III               2,361        183     12.91        414         34      12.22     1,351        143       9.42
       Valuemark Income Plus               70          -     12.91        143          0      12.22       283          -       9.42
       Valuemark IV - Option 1          4,162        324     12.84        407         33      12.16     1,219        130       9.37
       Valuemark IV - Option 2          1,859        147     12.62        118         10      11.94       669         73       9.20
       Valuemark IV - Option 3              3          -     12.77          -          -          -         4          -       9.31
       Valuemark IV - Option 4             14          1     12.54         22          2      11.87        21          2       9.15

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                    OPPENHEIMER GLOBAL SECURITIES
                                               FUND/VA             OPPENHEIMER HIGH INCOME FUND/VA  OPPENHEIMER MAIN STREET FUND/VA
                                  -------------------------------------------------------------------------------------------------
                                                  UNITS                           UNITS                NET      UNITS
                                   NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                  -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5             53          4     12.65         40          3      11.97       111         12       9.22
       Valuemark IV - Option 6              9          1     12.42         32          3      11.76        55          6       9.06
       Valuemark IV - Option 7              1          -     12.42          -          -          -         1          -       9.06
       Valuemark IV - Option 8             61          5     12.53         29          2      11.87        66          7       9.14
       Valuemark IV - Option 9            110          9     12.35         13          1      11.69        65          7       9.01
       Valuemark IV - Option 10             5          -     12.31          8          1      11.66        30          3       8.98

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005


6.             CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                                                      PIMCO VIT EMERGING MARKETS
                                    PIMCO VIT ALL ASSET PORTFOLIO   PIMCO VIT COMMODITY PORTFOLIO           BOND PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     9,129        740     12.34      3,556        323      11.00       953         88      10.89
       Alterity Enhanced - Option 3       245         20     12.36         91          8      11.01        61          6      10.90
       Alterity Enhanced - Option 4       237         19     12.33         19          2      11.00        49          4      10.89
       Alterity Enhanced - Option 5    12,688      1,037     12.24      4,078        372      10.96     1,540        142      10.85
       Alterity Optional - Option 1     5,405        437     12.38      1,381        125      11.01       462         42      10.91
       Alterity Optional - Option 2       375         30     12.34        172         16      11.00       102          9      10.89
       Alterity Optional - Option 3        30          2     12.36          6          1      11.01         6          1      10.90
       Alterity Optional - Option 4         5          -     12.32          5          -      10.99         -          -          -
       Alterity Optional - Option 5     2,656        217     12.23        652         59      10.96       251         23      10.85
       Alterity Traditional -             739         59     12.44        248         22      11.04         8          1      10.93
       Option 1
       Alterity Traditional -              58          5     12.40         10          1      11.02         -          -      10.91
       Option 2
       Alterity Traditional -           4,542        366     12.42        327         30      11.03        36          3      10.92
       Option 3
       Alterity Traditional -             650         53     12.38        119         11      11.01        27          2      10.91
       Option 4
       Alterity Traditional -          13,489      1,099     12.28      4,767        434      10.98     2,209        203      10.87
       Option 5
       Charter Traditional                  -          -         -          -          -          -         -          -          -
       Charter Enhanced                     -          -         -          -          -          -         -          -          -
       Charter II - Option 1            1,530        124     12.37          -          -          -         -          -          -
       Charter II - Option 2              100          8     12.31          -          -          -         -          -          -
       Charter II - Option 3                4          -     12.31          -          -          -         -          -          -
       Charter II - Option 4               42          3     12.33          -          -          -         -          -          -
       Charter II - Option 5               14          1     12.28          -          -          -         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              389         32     12.23          -          -          -         -          -          -
       Charter II - Option 8              296         24     12.19          -          -          -         -          -          -
       Charter II - Option 9              148         12     12.18          -          -          -         -          -          -
           Dimensions - Option 1            -          -         -          -          -          -         -          -          -
           Dimensions - Option 2            -          -         -          -          -          -         -          -          -
           Dimensions - Option 3            -          -         -          -          -          -         -          -          -
           Dimensions - Option 4            -          -         -          -          -          -         -          -          -
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable                -          -         -          -          -          -         -          -          -
           Annuities
           High Five Traditional       66,028      5,308     12.44     11,748      1,066      11.04     6,416        590      10.93
           High Five Enhanced          33,939      2,737     12.40      6,026        547      11.02     3,296        302      10.91
       High Five Bonus Traditional     11,922        963     12.38      1,691        153      11.01     1,080         99      10.91
       High Five Bonus Enhanced         4,295        348     12.34      1,263        115      11.00       731         67      10.89
                                        1,253        101     12.39        581         53      11.02       318         29      10.91
       High Five L - Option 1
                                          117          9     12.35        136         12      11.00        56          5      10.89
       High Five L - Option 2
                                        6,729        544     12.36        838         76      11.01       481         44      10.90
       High Five L - Option 3
                                          714         58     12.33        420         38      11.00       194         18      10.89
       High Five L - Option 4
                                          298         24     12.39          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        661         54     12.35        123         11      11.00         -          -          -
       Rewards Enhanced - Option 2        129         10     12.33        162         15      11.00         -          -          -
       Rewards Enhanced - Option 3      2,110        172     12.29      1,207        110      10.98       252         23      10.87
       Rewards Enhanced - Option 4        238         19     12.32         49          4      10.99         1          -      10.88
       Rewards Enhanced - Option 5         55          4     12.29         30          3      10.98        15          1      10.87
       Rewards Enhanced - Option 6     11,245        922     12.20      3,541        323      10.95     1,231        114      10.84
       Rewards Enhanced - Option 7         76          6     12.31          -          -          -         -          -          -
       Rewards Enhanced - Option 8         93          8     12.21         26          2      10.95        29          3      10.84
       Rewards Traditional -            1,548        125     12.39        279         25      11.02        43          4      10.91
       Option 1
       Rewards Traditional -              755         61     12.33        537         49      11.00        42          4      10.89
       Option 2
       Rewards Traditional -            8,762        708     12.38        234         21      11.01       139         13      10.91
       Option 4
       Rewards Traditional -              195         16     12.34         43          4      11.00        35          3      10.89
       Option 5
       Rewards Traditional -           11,833        967     12.24      3,521        321      10.96     1,253        115      10.85
       Option 6
       Rewards Traditional -               11          1     12.35          -          -          -         -          -          -
       Option 7
       Rewards Traditional -               52          4     12.25          -          -          -        15          1      10.86
       Option 8
       Valuemark II & III               2,152        173     12.44        730         66      11.04       527         48      10.93
       Valuemark Income Plus            1,133          -     12.44          -          -          -         1          -      10.93
       Valuemark IV - Option 1          2,672        215     12.42        417         38      11.03       202         18      10.92
       Valuemark IV - Option 2             90          7     12.36         65          6      11.01        16          1      10.90
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              -          -         -          7          1      11.00         -          -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                                                                                        PIMCO VIT EMERGING MARKETS
                                    PIMCO VIT ALL ASSET PORTFOLIO     PIMCO VIT COMMODITY PORTFOLIO             BOND PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5             62          5     12.37        116         11      11.01        43          4      10.90
                                            3          -     12.31          -          -          -         -          -          -
       Valuemark IV - Option 6                         0                    0          0          0         0          0          0
                                            -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 7              0          0         0          0          0          0         0          0          0
                                           23          2     12.34          7          1      11.00         2          -      10.89
       Valuemark IV - Option 8                                                                                         0
                                           47          4     12.29          1          -      10.98         -          -      10.87
       Valuemark IV - Option 9                                                         0                    0          0
                                           21          2     12.28          -          -          -         1          -      10.87
       Valuemark IV - Option 10                                             0          0          0                    0

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                  PIMCO VIT GLOBAL BOND PORTFOLIO   PIMCO VIT HIGH YIELD PORTFOLIO   PIMCO VIT REAL RETURN PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1       554         59      9.32     21,548      1,769      12.18    11,450      1,020      11.22
       Alterity Enhanced - Option 3       18          2      9.32        444         36      12.25       472         42      11.25
       Alterity Enhanced - Option 4       10          1      9.31        166         14      12.15       358         32      11.21
       Alterity Enhanced - Option 5      594         64      9.29     11,493        972      11.83    21,313      1,925      11.07
       Alterity Optional - Option 1      211         23      9.33     12,534      1,017      12.33     5,965        529      11.28
       Alterity Optional - Option 2       38          4      9.32      2,139        176      12.18       582         52      11.22
       Alterity Optional - Option 3        4          -      9.32         80          7      12.25        53          5      11.25
       Alterity Optional - Option 4        -          -         -         39          3      12.11        59          5      11.19
       Alterity Optional - Option 5      217         23      9.28      2,457        208      11.79     3,856        349      11.06
       Alterity Traditional -             37          4      9.35      4,110        328      12.55       698         61      11.37
       Option 1
       Alterity Traditional -               -          -         -        174         13      12.87        11          1      11.31
       Option 2
       Alterity Traditional -             269         29      9.34      2,955        237      12.47     3,397        300      11.34
       Option 3
       Alterity Traditional -              15          2      9.33        839         68      12.33     1,279        113      11.28
       Option 4
       Alterity Traditional -           1,185        127      9.30     10,422        871      11.97    19,681      1,768      11.13
       Option 5
       Charter Traditional                  -          -         -      1,764        133      13.21         -          -          -
       Charter Enhanced                     -          -         -        343         26      13.06         -          -          -
       Charter II - Option 1                -          -         -      1,659        135      12.29     1,809        161      11.22
       Charter II - Option 2                -          -         -        177         15      12.07       300         27      11.13
       Charter II - Option 3                -          -         -          -          -          -         4          -      11.13
       Charter II - Option 4                -          -         -        176         15      12.15       767         69      11.16
       Charter II - Option 5                -          -         -          8          1      11.97        57          5      11.08
       Charter II - Option 6                -          -         -          2          -      11.93         7          1      11.07
       Charter II - Option 7                -          -         -        323         27      11.79       796         72      11.01
       Charter II - Option 8                -          -         -        369         32      11.65     1,061         97      10.95
       Charter II - Option 9                -          -         -        300         26      11.62       337         31      10.94
           Dimensions - Option 1            -          -         -         26          2      12.94         -          -          -
           Dimensions - Option 2            -          -         -          1          -      12.79         -          -          -
           Dimensions - Option 3            -          -         -        129         10      12.72         -          -          -
           Dimensions - Option 4            -          -         -         30          2      12.57         -          -          -
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          3          -      12.64         -          -          -
           Deferred Variable                -          -         -         30          -      13.02        26          -      11.37
           Annuities
           High Five Traditional        2,947        317      9.35     34,337      2,735      12.55    75,843      6,671      11.37
           High Five Enhanced           1,496        160      9.34     23,513      1,826      12.88    47,699      4,217      11.31
       High Five Bonus Traditional        476         51      9.33      6,125        497      12.33    10,589        939      11.28
       High Five Bonus Enhanced           216         23      9.32      2,286        188      12.18     5,838        520      11.22
                                          211         23      9.33        410         33      12.36       994         88      11.30
       High Five L - Option 1
                                           51          5      9.32         12          1      12.21        65          6      11.23
       High Five L - Option 2
                                          351         38      9.33        465         38      12.28     1,334        119      11.26
       High Five L - Option 3
                                          153         16      9.31        264         22      12.15       796         71      11.21
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1          -          -         -      1,374        112      12.22     1,136        101      11.24
       Rewards Enhanced - Option 2          -          -         -        694         57      12.15       127         11      11.21
       Rewards Enhanced - Option 3        294         32      9.30      4,835        403      12.00     1,427        128      11.15
       Rewards Enhanced - Option 4         50          5      9.31      1,410        116      12.11       849         76      11.19
       Rewards Enhanced - Option 5         87          9      9.30        245         20      12.00       167         15      11.15
       Rewards Enhanced - Option 6        961        104      9.27     13,215      1,131      11.69    23,588      2,142      11.01
       Rewards Enhanced - Option 7          -          -         -         15          1      12.07        27          2      11.18
       Rewards Enhanced - Option 8          -          -         -        164         14      11.72        82          7      11.03
       Rewards Traditional -               70          8      9.33      3,592        291      12.36     2,425        215      11.30
       Option 1
       Rewards Traditional -               18          2      9.31      2,160        178      12.15       897         80      11.21
       Option 2
       Rewards Traditional -              237         25      9.33      5,029        408      12.33     3,940        349      11.28
       Option 4
       Rewards Traditional -               47          5      9.32        700         57      12.18       988         88      11.22
       Option 5
       Rewards Traditional -              503         54      9.29     10,993        930      11.83    17,384      1,570      11.07
       Option 6
       Rewards Traditional -                -          -         -         43          3      12.22         -          -          -
       Option 7
       Rewards Traditional -                -          -         -        137         12      11.86       262         24      11.09
       Option 8
       Valuemark II & III                 728         78      9.35      4,364        335      13.02     4,393        386      11.37
       Valuemark Income Plus                4          -      9.35        273          -      13.02       231          -      11.37
       Valuemark IV - Option 1            532         57      9.34      5,229        404      12.95     3,497        308      11.34
       Valuemark IV - Option 2              -          -         -      3,590        282      12.72       817         73      11.25
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              1          -      9.32        222         18      12.65         2          -      11.22

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                  PIMCO VIT GLOBAL BOND PORTFOLIO   PIMCO VIT HIGH YIELD PORTFOLIO   PIMCO VIT REAL RETURN PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5              3          -      9.33      1,475        120      12.29     1,469        130      11.27
       Valuemark IV - Option 6              1          -      9.31         24          2      12.07        24          2      11.18
       Valuemark IV - Option 7              -          -         -          4          -      12.07         3          -      11.18
       Valuemark IV - Option 8              1          -      9.32        571         47      12.18        46          4      11.22
       Valuemark IV - Option 9              -          -      9.30         45          4      12.00        53          5      11.15
       Valuemark IV - Option 10             1          -      9.30         12          1      11.97        47          4      11.13

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                     PIMCO VIT STOCKSPLUS GROWTH                                      SELIGMAN GLOBAL TECHNOLOGY
                                        AND INCOME PORTFOLIO       PIMCO VIT TOTAL RETURN PORTFOLIO            PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     8,804        969      9.05     75,565      5,858      12.90       953        169       5.67
       Alterity Enhanced - Option 3        16          2      9.11      1,047         81      12.98         -          -          -
       Alterity Enhanced - Option 4         -          -         -        545         42      12.86         -          -          -
       Alterity Enhanced - Option 5       159         18      8.79     25,590      2,043      12.52         -          -          -
       Alterity Optional - Option 1     5,384        588      9.16     39,602      3,034      13.05       730        127       5.74
       Alterity Optional - Option 2     1,022        113      9.05      8,752        678      12.90        41          7       5.67
       Alterity Optional - Option 3         -          -         -        127         10      12.98         -          -          -
       Alterity Optional - Option 4         23         3      9.00        104          8      12.82         -          -          -
       Alterity Optional - Option 5        18          2      8.76      5,186        415      12.49         -          -          -
       Alterity Traditional -             594         64      9.32     11,357        855      13.29       296         51       5.84
       Option 1
       Alterity Traditional -              16          2      9.21        301         22      13.48        20          3       5.77
       Option 2
       Alterity Traditional -               7          1      9.27      5,085        385      13.21         -          -          -
       Option 3
       Alterity Traditional -               7          1      9.16      2,231        171      13.05         -          -          -
       Option 4
       Alterity Traditional -              14          2      8.89     22,544      1,779      12.67         -          -          -
       Option 5
       Charter Traditional                 26          3      9.46      3,651        264      13.85         -          -          -
       Charter Enhanced                    43          5      9.35      1,176         86      13.69        39          7       5.86
       Charter II - Option 1                -          -         -        935         72      13.01         -          -          -
       Charter II - Option 2                -          -         -        269         21      12.79         -          -          -
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -        572         44      12.86         -          -          -
       Charter II - Option 5                -          -         -         14          1      12.67         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7                -          -         -        965         77      12.49         -          -          -
       Charter II - Option 8                -          -         -        657         53      12.34         -          -          -
       Charter II - Option 9                -          -         -        322         26      12.30         -          -          -
           Dimensions - Option 1           42          5      9.27        257         19      13.56         3          1       5.81
           Dimensions - Option 2            -          -         -         59          4      13.40         -          -          -
           Dimensions - Option 3           27          3      9.11        387         29      13.33         2          -       5.70
           Dimensions - Option 4           15          2      9.00        419         32      13.17         -          -          -
           Dimensions - Option 5            -          -         -        122          9      13.40         -          -          -
           Dimensions - Option 6            9          1      9.05          6          -      13.25         5          1       5.67
           Deferred Variable                -          -         -        121          -      13.64         -          -          -
           Annuities
           High Five Traditional          934        100      9.32     79,114      5,956      13.29         -          -          -
           High Five Enhanced             325         36      9.03     45,246      3,373      13.41         -          -          -
       High Five Bonus Traditional         19          2      9.16      8,741        670      13.05         -          -          -
       High Five Bonus Enhanced             -          -         -      5,647        438      12.90         -          -          -
                                            -          -         -      1,359        104      13.09         -          -          -
       High Five L - Option 1
                                            -          -         -        280         22      12.93         -          -          -
       High Five L - Option 2
                                            -          -         -      1,748        134      13.00         -          -          -
       High Five L - Option 3
                                            -          -         -        598         47      12.86         -          -          -
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        747         82      9.08      6,505        503      12.94       514         90       5.69
       Rewards Enhanced - Option 2         21          2      9.02      1,682        131      12.86         -          -          -
       Rewards Enhanced - Option 3      1,089        122      8.92     11,740        924      12.71         -          -          -
       Rewards Enhanced - Option 4          -          -         -      1,959        153      12.76         -          -          -
       Rewards Enhanced - Option 5          -          -         -        528         42      12.71         -          -          -
       Rewards Enhanced - Option 6         65          7      8.68     26,660      2,154      12.38         -          -          -
       Rewards Enhanced - Option 7          -          -         -        149         12      12.79        11          2       5.62
       Rewards Enhanced - Option 8         67          8      8.71        216         17      12.41         -          -          -
       Rewards Traditional -            1,051        114      9.19     13,424      1,025      13.09       449         78       5.76
       Option 1
       Rewards Traditional -              519         58      9.02      6,796        528      12.86         -          -          -
       Option 2
       Rewards Traditional -               17          2      9.16      5,460        418      13.05         -          -          -
       Option 4
       Rewards Traditional -                -          -         -      1,472        114      12.90         -          -          -
       Option 5
       Rewards Traditional -              146         17      8.79     15,830      1,264      12.52         -          -          -
       Option 6
       Rewards Traditional -                -          -         -         22          2      12.94         -          -          -
       Option 7
       Rewards Traditional -               42          5      8.81        529         42      12.56         7          1       5.52
       Option 8
       Valuemark II & III                 459         49      9.32     13,699      1,004      13.64         -          -          -
       Valuemark Income Plus               21          -      9.32      1,003          -      13.64         -          -          -
       Valuemark IV - Option 1            221         24      9.27     12,558        925      13.57         -          -          -
       Valuemark IV - Option 2            123         14      9.11      2,769        208      13.33         -          -          -
       Valuemark IV - Option 3              -          -         -         16          1      13.49         -          -          -
       Valuemark IV - Option 4              8          1      9.06        418         32      13.25         -          -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                     PIMCO VIT STOCKSPLUS GROWTH                                      SELIGMAN GLOBAL TECHNOLOGY
                                        AND INCOME PORTFOLIO       PIMCO VIT TOTAL RETURN PORTFOLIO            PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5              -          -         -        315         24      13.01         -          -         -
       Valuemark IV - Option 6              -          -         -         37          3      12.79         -          -         -
       Valuemark IV - Option 7              -          -         -          3          -      12.79         -          -         -
       Valuemark IV - Option 8              -          -         -        105          8      12.90         -          -         -
       Valuemark IV - Option 9              -          -         -         73          6      12.71         -          -         -
       Valuemark IV - Option 10             -          -         -         75          6      12.67         -          -         -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                     SELIGMAN SMALLER-CAP VALUE     SP STRATEGIC PARTNERS FOCUSED   SP WILLIAM BLAIR INTERNATIONAL
                                              PORTFOLIO                    GROWTH PORTFOLIO                GROWTH PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    49,697      2,225     22.34      6,643        925       7.18     2,544        357       7.14
       Alterity Enhanced - Option 3       188          8     22.47        108         15       7.22        24          3       7.17
       Alterity Enhanced - Option 4        75          3     22.28         50          7       7.16        34          5       7.12
       Alterity Enhanced - Option 5     9,067        418     21.69      2,837        405       7.00     1,835        264       6.96
       Alterity Optional - Option 1    22,772      1,007     22.61      4,002        552       7.25     1,211        168       7.21
       Alterity Optional - Option 2     4,715        211     22.34        429         60       7.18       565         79       7.14
       Alterity Optional - Option 3        39          2     22.47         13          2       7.22         3          -       7.17
       Alterity Optional - Option 4        26          1     22.21         59          8       7.14         -          -          -
       Alterity Optional - Option 5     1,186         55     21.63        614         88       6.98       477         69       6.94
       Alterity Traditional -           3,379        147     23.01        536         73       7.36       143         20       7.32
       Option 1
       Alterity Traditional -             130          6     22.74          4          -       7.29         -          -          -
       Option 2
       Alterity Traditional -             741         32     22.88        125         17       7.33       127         17       7.28
       Option 3
       Alterity Traditional -             310         14     22.61         60          8       7.25        53          7       7.21
       Option 4
       Alterity Traditional -           4,931        225     21.95      3,116        441       7.07     1,108        158       7.03
       Option 5
       Charter Traditional                459         20     23.36         44          6       7.46        15          2       7.41
       Charter Enhanced                   293         13     23.08         43          6       7.38        23          3       7.34
       Charter II - Option 1              199          9     22.54        210         29       7.24        19          3       7.19
       Charter II - Option 2               52          2     22.14         67          9       7.13        19          3       7.08
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4               30          1     22.28          -          -          -         -          -          -
       Charter II - Option 5                2          -     21.95          -          -          -         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              174          8     21.63         21          3       6.98        22          3       6.94
       Charter II - Option 8              155          7     21.37         93         13       6.91        13          2       6.87
       Charter II - Option 9               35          2     21.31          8          1       6.90         8          1       6.85
           Dimensions - Option 1           34          1     22.88          -          -          -         1          -       7.28
           Dimensions - Option 2            4          -     22.61          -          -          -         -          -       0.00
           Dimensions - Option 3           61          3     22.47          -          -          -         4          1       7.17
           Dimensions - Option 4          145          7     22.21          1          -       7.14         6          1       7.10
           Dimensions - Option 5            -          -         -          -          -          -        10          1       7.21
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable               42          -     23.01          -          -          -         -          -          -
           Annuities
           High Five Traditional       15,409        670     23.01      8,363      1,135       7.36     3,200        435       7.32
           High Five Enhanced          11,471        510     22.50      3,582        505       7.09     2,178        298       7.31
       High Five Bonus Traditional          -          -         -      1,342        185       7.25       440         61       7.21
       High Five Bonus Enhanced             -          -         -      1,613        225       7.18        48          7       7.14
                                            -          -         -         72         10       7.27         -          -          -
       High Five L - Option 1
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 2
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 3
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1      3,031        135     22.41        232         32       7.20       192         27       7.15
       Rewards Enhanced - Option 2        323         15     22.28          -          -          -        54          8       7.12
       Rewards Enhanced - Option 3      7,877        358     22.01        801        113       7.09       555         79       7.05
       Rewards Enhanced - Option 4        758         34     22.21        263         37       7.14        90         13       7.10
       Rewards Enhanced - Option 5          -          -         -          -          -          -       102         14       7.05
       Rewards Enhanced - Option 6     10,552        492     21.44      3,044        439       6.93     2,549        370       6.89
       Rewards Enhanced - Option 7         25          1     22.14         14          2       7.13         -          -          -
       Rewards Enhanced - Option 8        264         12     21.50         26          4       6.95         -          -          -
       Rewards Traditional -            5,391        238     22.68        464         64       7.27       593         82       7.23
       Option 1
       Rewards Traditional -            3,538        159     22.28        310         43       7.16       214         30       7.12
       Option 2
       Rewards Traditional -              908         40     22.61        223         31       7.25       137         19       7.21
       Option 4
       Rewards Traditional -              117          5     22.34         42          6       7.18        47          7       7.14
       Option 5
       Rewards Traditional -            4,814        222     21.69      2,005        286       7.00     2,017        290       6.96
       Option 6
       Rewards Traditional -               81          4     22.41          -          -          -         -          -          -
       Option 7
       Rewards Traditional -              224         10     21.76          4          1       7.02        15          2       6.98
       Option 8
       Valuemark II & III               1,558         68     23.01        238         32       7.36       282         39       7.32
       Valuemark Income Plus               18          -     23.01          -          -          -        46          -       7.32
       Valuemark IV - Option 1          1,268         55     22.89        348         48       7.33       160         22       7.28
       Valuemark IV - Option 2            784         35     22.49         53          7       7.22        63          9       7.18
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4             73          3     22.36          2          -       7.18         5          1       7.14

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005


6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                     SELIGMAN SMALLER-CAP VALUE     SP STRATEGIC PARTNERS FOCUSED   SP WILLIAM BLAIR INTERNATIONAL
                                              PORTFOLIO                    GROWTH PORTFOLIO                GROWTH PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5             99          4     22.54          5          1       7.24         2          -       7.19
       Valuemark IV - Option 6              1          -     22.14          -          -          -         -          -       7.08
       Valuemark IV - Option 7              2          -     22.14          -          -          -         -          -          -
       Valuemark IV - Option 8             66          3     22.34          5          1       7.18         2          -       7.14
       Valuemark IV - Option 9             46          2     22.01          8          1       7.09         9          1       7.05
       Valuemark IV - Option 10             7          -     21.95          -          -       7.07         7          1       7.03

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005



6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                       TEMPLETON GLOBAL ASSET        TEMPLETON DEVELOPING MARKETS    TEMPLETON FOREIGN SECURITIES
                                           ALLOCATION FUND                 SECURITIES FUND                       FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1         -          -         -     24,688      1,488      16.59    23,052      1,046      22.03
       Alterity Enhanced - Option 3         -          -         -        427         25      16.79       168          7      22.34
       Alterity Enhanced - Option 4         -          -         -        278         17      16.50       219         10      21.88
       Alterity Enhanced - Option 5         -          -         -     20,655      1,320      15.64    12,335        600      20.55
       Alterity Optional - Option 1         -          -         -     21,744      1,280      16.99    13,823        610      22.65
       Alterity Optional - Option 2         -          -         -      2,073        125      16.59     2,108         96      22.03
       Alterity Optional - Option 3         -          -         -         72          4      16.79        42          2      22.34
       Alterity Optional - Option 4         -          -         -          6          -      16.40        20          1      21.73
       Alterity Optional - Option 5         -          -         -      3,610        232      15.55     1,873         92      20.40
       Alterity Traditional -               -          -         -      1,924        109      17.59     1,487         63      23.61
       Option 1
       Alterity Traditional -               -          -         -         22          1      17.13        73          3      22.97
       Option 2
       Alterity Traditional -               -          -         -      1,112         64      17.40       781         34      23.29
       Option 3
       Alterity Traditional -               -          -         -      1,126         66      16.99       351         16      22.65
       Option 4
       Alterity Traditional -               -          -         -     16,265      1,015      16.02    10,508        497      21.13
       Option 5
       Charter Traditional                 21          1     22.16      1,352         75      18.06       968         40      24.44
       Charter Enhanced                    31          1     21.69        564         32      17.64       624         26      23.78
       Charter II - Option 1                -          -         -        317         19      16.89       167          7      22.50
       Charter II - Option 2                -          -         -        130          8      16.30        26          1      21.57
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -         37          2      16.50        26          1      21.88
       Charter II - Option 5                -          -         -          3          -      16.02         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7                -          -         -        302         19      15.55       428         21      20.40
       Charter II - Option 8                -          -         -        302         20      15.19       281         14      19.84
       Charter II - Option 9                -          -         -        130          9      15.10       225         11      19.71
           Dimensions - Option 1            -          -         -          4          -      17.33         2          -      23.29
           Dimensions - Option 2            -          -         -          -          -          -         -          -          -
           Dimensions - Option 3            -          -         -        339         20      16.73         -          -          -
           Dimensions - Option 4            -          -         -         70          4      16.34        47          2      21.73
           Dimensions - Option 5            -          -         -          -          -          -         5          -      22.65
           Dimensions - Option 6            -          -         -          -          -          -         9          -      22.03
           Deferred Variable               21          -     36.01        104          -      35.40       412          -      47.69
           Annuities
           High Five Traditional            -          -         -     45,269      2,574      17.59    29,272      1,240      23.61
           High Five Enhanced               -          -         -     27,541      1,597      17.25    14,066        611      23.00
       High Five Bonus Traditional          -          -         -      5,025        296      16.99     5,552        245      22.65
       High Five Bonus Enhanced             -          -         -      4,297        259      16.59     2,593        118      22.03
                                            -          -         -        379         22      17.09       451         20      22.81
       High Five L - Option 1
                                            -          -         -         68          4      16.69        21          1      22.18
       High Five L - Option 2
                                            -          -         -        889         53      16.88       621         28      22.48
       High Five L - Option 3
                                            -          -         -        686         42      16.50       360         16      21.88
       High Five L - Option 4
                                            -          -         -         13          1      17.09         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1          -          -         -      2,476        144      17.20       633         29      22.18
       Rewards Enhanced - Option 2          -          -         -        217         13      16.50       315         14      21.88
       Rewards Enhanced - Option 3          -          -         -      5,350        332      16.11     4,562        214      21.28
       Rewards Enhanced - Option 4          -          -         -        675         41      16.40       229         11      21.73
       Rewards Enhanced - Option 5          -          -         -        138          9      16.11       204         10      21.28
       Rewards Enhanced - Option 6          -          -         -     24,058      1,575      15.28    10,487        525      19.98
       Rewards Enhanced - Option 7          -          -         -         80          5      16.30        21          1      21.57
       Rewards Enhanced - Option 8          -          -         -         86          6      15.37         -          -          -
       Rewards Traditional -                -          -         -      3,871        222      17.44     1,957         86      22.81
       Option 1
       Rewards Traditional -                -          -         -      2,755        167      16.50     1,612         74      21.88
       Option 2
       Rewards Traditional -                -          -         -      1,882        111      16.99       605         27      22.65
       Option 4
       Rewards Traditional -                -          -         -        951         57      16.59       255         12      22.03
       Option 5
       Rewards Traditional -                -          -         -     17,286      1,105      15.64     8,526        415      20.55
       Option 6
       Rewards Traditional -                -          -         -        115          7      16.69         2          -      22.18
       Option 7
       Rewards Traditional -                -          -         -        254         16      15.74       246         12      20.69
       Option 8
       Valuemark II & III               8,772        487     18.04     49,322      2,769      17.81   190,249      7,901      24.08
       Valuemark Income Plus              906          -     18.04        677          -      17.81     2,779          -      24.08
       Valuemark IV - Option 1          7,297        408     17.87     24,528      1,392      17.62    55,511      2,334      23.78
       Valuemark IV - Option 2              -          -         -        402         24      17.01       991         43      22.81
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              -          -         -         68          4      16.81        22          1      22.50

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                       TEMPLETON GLOBAL ASSET        TEMPLETON DEVELOPING MARKETS    TEMPLETON FOREIGN SECURITIES
                                           ALLOCATION FUND                 SECURITIES FUND                       FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5              -          -         -         95          6      17.09       269         12      22.94
       Valuemark IV - Option 6              -          -         -          9          1      16.49        28          1      22.00
       Valuemark IV - Option 7              -          -         -          3          -      16.49         5          -      22.00
       Valuemark IV - Option 8              -          -         -         46          3      16.79        20          1      22.47
       Valuemark IV - Option 9              -          -         -         85          5      16.30       124          6      21.70
       Valuemark IV - Option 10             -          -         -         44          3      16.21         7          -      21.55

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                       TEMPLETON GLOBAL INCOME
                                           SECURITIES FUND         TEMPLETON GROWTH SECURITIES FUND    USAZ AIM BASIC VALUE FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced -                  -          -         -     40,951      1,781      22.99    22,542      2,039      11.06
       Option 1
       Alterity Enhanced -                  -          -         -        679         29      23.22       346         31      11.10
       Option 3
       Alterity Enhanced -                  -          -         -        475         21      22.86       226         20      11.04
       Option 4
       Alterity Enhanced -                  -          -         -     25,845      1,193      21.67    16,752      1,543      10.85
       Option 5
       Alterity Optional -                  -          -         -     20,174        857      23.53    11,725      1,053      11.14
       Option 1
       Alterity Optional -                  -          -         -      3,682        160      22.99     2,760        250      11.06
       Option 2
       Alterity Optional -                  -          -         -         83          4      23.22        70          6      11.10
       Option 3
       Alterity Optional -                  -          -         -         35          2      22.72         6          1      11.02
       Option 4
       Alterity Optional -                  -          -         -      6,425        298      21.54     3,148        291      10.83
       Option 5
       Alterity Traditional -               -          -         -      4,116        169      24.37     1,823        162      11.26
       Option 1
       Alterity Traditional -               -          -         -        138          6      23.77        38          3      11.18
       Option 2
       Alterity Traditional -               -          -         -      3,658        152      24.05     1,592        142      11.22
       Option 3
       Alterity Traditional -               -          -         -      1,535         65      23.53       512         46      11.14
       Option 4
       Alterity Traditional -               -          -         -     22,895      1,032      22.19     9,500        869      10.93
       Option 5
       Charter Traditional                379         14     27.92      3,344        133      25.07       120         11      11.36
       Charter Enhanced                     5          -     27.00      1,039         42      24.48        86          8      11.28
       Charter II - Option 1                -          -         -        567         24      23.40       453         41      11.12
       Charter II - Option 2                -          -         -         70          3      22.59        33          3      11.00
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -        171          7      22.86       108         10      11.04
       Charter II - Option 5                -          -         -         12          1      22.19         8          1      10.93
       Charter II - Option 6                -          -         -          -          -       0.00        14          1      10.91
       Charter II - Option 7                -          -         -        654         30      21.54       685         63      10.83
       Charter II - Option 8                -          -         -        307         15      21.04       597         55      10.76
       Charter II - Option 9                -          -         -        274         13      20.92       282         26      10.74
           Dimensions - Option 1            -          -         -         24          1      24.05         -          -          -
           Dimensions - Option 2            -          -         -          4          -      23.49         -          -          -
           Dimensions - Option 3            -          -         -        105          5      23.22         -          -          -
           Dimensions - Option 4            -          -         -         35          2      22.68         -          -          -
           Dimensions - Option 5            -          -         -          4          -      23.49         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable              162          -     54.37        697          -      49.13         -          -          -
           Annuities
           High Five Traditional            -          -         -     87,417      3,587      24.37    30,759      2,734      11.26
           High Five Enhanced               -          -         -     53,344      2,235      23.87    19,869      1,814      10.95
       High Five Bonus Traditional          -          -         -     14,931        635      23.53     3,444        309      11.14
       High Five Bonus Enhanced             -          -         -      7,637        332      22.99     2,856        258      11.06
                                            -          -         -      3,604        152      23.68        73          7      11.16
       High Five L - Option 1
                                            -          -         -        250         11      23.12        16          1      11.07
       High Five L - Option 2
                                            -                    -      4,372        187      23.38       248         22      11.11
       High Five L - Option 3                          -
                                            -          -         -      1,112         49      22.86       211         19      11.04
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1          -         --         -      3,734        156      23.87       740         67      11.08
       Rewards Enhanced - Option 2          -          -         -        448         20      22.86       368         33      11.04
       Rewards Enhanced - Option 3          -          -         -      6,238        279      22.32     6,520        595      10.95
       Rewards Enhanced - Option 4          -          -         -        694         31      22.72       642         58      11.02
       Rewards Enhanced - Option 5          -          -         -         93          4      22.32       154         14      10.95
       Rewards Enhanced - Option 6          -          -         -     21,478      1,015      21.17    16,230      1,506      10.78
       Rewards Enhanced - Option 7          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 8          -          -         -        190          9      21.29        55          5      10.80
       Rewards Traditional -                -          -         -      4,642        192      24.21     1,423        128      11.16
       Option 1
       Rewards Traditional -                -          -         -      2,198         96      22.86     2,484        225      11.04
       Option 2
       Rewards Traditional -                -          -         -      2,171         92      23.53     2,013        181      11.14
       Option 4
       Rewards Traditional -                -          -         -        862         37      22.99       326         29      11.06
       Option 5
       Rewards Traditional -                -          -         -     15,049        694      21.67     8,472        780      10.85
       Option 6
       Rewards Traditional -                -          -         -         26          1      23.13        27          2      11.08
       Option 7
       Rewards Traditional -                -          -         -        309         14      21.80        99          9      10.87
       Option 8
       Valuemark II & III              23,870        876     27.24    151,826      6,133      24.76     1,938        172      11.26
       Valuemark Income Plus                -          -         -      7,446          -      24.76        74          -      11.26
       Valuemark IV - Option 1          5,421        202     26.83     96,409      3,936      24.50     1,513        135      11.22
       Valuemark IV - Option 2              -          -         -      1,476         62      23.64     1,067         96      11.10
       Valuemark IV - Option 3              -          -         -          3          -      24.21         -          -          -
       Valuemark IV - Option 4              -          -         -        191          8      23.37        18          2      11.06

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                       TEMPLETON GLOBAL INCOME
                                           SECURITIES FUND         TEMPLETON GROWTH SECURITIES FUND    USAZ AIM BASIC VALUE FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5              -          -         -        328         14      23.76       189         17      11.12
       Valuemark IV - Option 6              -          -         -        156          7      22.93       104          9      11.00
       Valuemark IV - Option 7              -          -         -          4          -      22.93         -          -          -
       Valuemark IV - Option 8              -          -         -         61          3      23.34        34          3      11.06
       Valuemark IV - Option 9              -          -         -         66          3      22.66        76          7      10.95
       Valuemark IV - Option 10             -          -         -         49          2      22.53        17          2      10.93

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                    USAZ AIM INTERNATIONAL EQUITY                                    USAZ DREYFUS FOUNDERS EQUITY
                                                FUND                  USAZ DAVIS NY VENTURE FUND              GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    13,758      1,001     13.75     18,604      1,617      11.51    13,943      1,475       9.45
       Alterity Enhanced - Option 3       172         12     13.80        660         57      11.56       208         22       9.49
       Alterity Enhanced - Option  4      107          8     13.73        414         36      11.48        88          9       9.43
       Alterity Enhanced - Option 5    11,880        880     13.50     22,093      1,960      11.27     7,433        803       9.26
       Alterity Optional - Option 1     7,376        532     13.85     10,984        947      11.60     8,517        894       9.53
       Alterity Optional - Option 2     1,047         76     13.75      2,273        197      11.51     1,835        194       9.45
       Alterity Optional - Option 3        37          3     13.80         74          6      11.56        55          6       9.49
       Alterity Optional - Option 4         7          -     13.70        224         20      11.46        42          4       9.41
       Alterity Optional - Option 5     2,332        173     13.48      3,988        355      11.25       855         93       9.24
       Alterity Traditional -             620         44     14.01      1,440        123      11.75       811         84       9.65
       Option 1
       Alterity Traditional -              14          1     13.90         64          6      11.65        20          2       9.57
       Option 2
       Alterity Traditional -             660         47     13.95      1,869        160      11.70       294         31       9.61
       Option 3
       Alterity Traditional -             384         28     13.85      1,245        107      11.60       127         13       9.53
       Option 4
       Alterity Traditional -           9,285        683     13.60     24,453      2,152      11.37     4,348        466       9.34
       Option 5
       Charter Traditional              2,438        172     14.13        150         13      11.87        48          5       9.75
       Charter Enhanced                   145         10     14.03        130         11      11.77        24          3       9.67
       Charter II - Option 1              645         47     13.83        673         58      11.58       274         29       9.51
       Charter II - Option 2              181         13     13.67         26          2      11.44        16          2       9.39
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4              225         16     13.73         71          6      11.48         7          1       9.43
       Charter II - Option 5                -          -         -         18          2      11.37         -          -          -
       Charter II - Option 6               12          1     13.57          -          -          -         -          -          -
       Charter II - Option 7              455         34     13.48        705         63      11.25       171         18       9.24
       Charter II - Option 8              272         20     13.38        411         37      11.15       233         25       9.16
       Charter II - Option 9               76          6     13.35         36          3      11.13         7          1       9.14
           Dimensions - Option 1            -          -         -          8          1      11.70         -          -          -
           Dimensions - Option 2            -          -         -          5          -      11.60         -          -          -
           Dimensions - Option 3            -          -         -         58          5      11.56       123         13       9.49
           Dimensions - Option 4            -          -         -         24          2      11.46        29          3       9.41
           Dimensions - Option 5            -          -         -          -          -          -        20          2       9.53
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable                -          -         -          5          -      11.75         7          -       9.65
           Annuities
           High Five Traditional       18,863      1,347     14.01     66,355      5,644      11.75    16,111      1,666       9.65
           High Five Enhanced          11,370        818     13.90     39,489      3,436      11.49     7,568        811       9.33
       High Five Bonus Traditional      3,101        224     13.85      9,377        808      11.60     2,204        231       9.53
       High Five Bonus Enhanced         1,596        116     13.75      5,705        496      11.51       772         82       9.45
                                          368         27     13.88      1,347        116      11.63       128         13       9.55
       High Five L - Option 1
                                           20          1     13.77        225         20      11.53         4          -       9.47
       High Five L - Option 2
                                          359         26     13.82      1,293        112      11.57       204         21       9.50
       High Five L - Option 3
                                          218         16     13.73      1,050         91      11.48        53          6       9.43
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        772         56     13.78      1,183        103      11.53       617         65       9.47
       Rewards Enhanced - Option 2         96          7     13.73        628         55      11.48       166         18       9.43
       Rewards Enhanced - Option 3      2,451        180     13.62      4,423        388      11.39     3,057        327       9.36
       Rewards Enhanced - Option 4        591         43     13.70        720         63      11.46       494         53       9.41
       Rewards Enhanced - Option 5        158         12     13.62        373         33      11.39       108         12       9.36
       Rewards Enhanced - Option 6     10,592        790     13.40     18,502      1,655      11.18     4,876        531       9.18
       Rewards Enhanced - Option 7          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 8         47          4     13.43         57          5      11.20         5          1       9.20
       Rewards Traditional -              565         41     13.88      2,372        204      11.63     1,191        125       9.55
       Option 1
       Rewards Traditional -            1,512        110     13.73      1,868        163      11.48     1,606        170       9.43
       Option 2
       Rewards Traditional -            1,006         73     13.85      2,039        176      11.60       565         59       9.53
       Option 4
       Rewards Traditional -              310         23     13.75        990         86      11.51        73          8       9.45
       Option 5
       Rewards Traditional -            8,129        602     13.50     16,658      1,478      11.27     4,423        478       9.26
       Option 6
       Rewards Traditional -                -          -         -         25          2      11.53         -          -          -
       Option 7
       Rewards Traditional -               62          5     13.53        188         17      11.29        53          6       9.28
       Option 8
       Valuemark II & III               1,108         79     14.01      5,972        508      11.75     1,252        130       9.65
       Valuemark Income Plus              140          -     14.01        400          -      11.75        48          -       9.65
       Valuemark IV - Option 1            533         38     13.96      3,641        311      11.71       876         91       9.62
       Valuemark IV - Option 2            171         12     13.81        427         37      11.56       516         54       9.50
       Valuemark IV - Option 3              -          -         -         21          2      11.66         2          -       9.58
       Valuemark IV - Option 4             13          1     13.76        131         11      11.51        62          7       9.46

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                    USAZ AIM INTERNATIONAL EQUITY                                    USAZ DREYFUS FOUNDERS EQUITY
                                                FUND                  USAZ DAVIS NY VENTURE FUND              GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5             62          4     13.83        247         21      11.58        69          7       9.51
       Valuemark IV - Option 6             51          4     13.67         79          7      11.44       103         11       9.39
       Valuemark IV - Option 7              -          -         -          -          -      11.44         -          -          -
       Valuemark IV - Option 8             36          3     13.75         13          1      11.51        34          4       9.45
       Valuemark IV - Option 9             45          3     13.62         39          3      11.39        24          3       9.36
       Valuemark IV - Option 10            14          1     13.60         15          1      11.37         -          -       9.34

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                           USAZ DREYFUS                 USAZ FRANKLIN SMALL
                                     PREMIER SMALL CAP  VALUE FUND        CAP VALUE FUND                 USAZ FUSION BALANCED FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     2,812        231     12.19      8,795        547      16.08     2,148        203      10.59
       Alterity Enhanced - Option 3        54          4     12.21        989         61      16.12       398         38      10.60
       Alterity Enhanced - Option 4       105          9     12.18        367         23      16.06        30          3      10.59
       Alterity Enhanced - Option 5     5,287        437     12.09     23,800      1,500      15.86     7,340        695      10.56
       Alterity Optional - Option 1       799         65     12.23      4,609        285      16.16       696         66      10.61
       Alterity Optional - Option 2       230         19     12.19        518         32      16.08       346         33      10.59
       Alterity Optional - Option 3        25          2     12.21         64          4      16.12        35          3      10.60
       Alterity Optional - Option 4         -          -         -          1          -      16.03         -          -          -
       Alterity Optional - Option 5       885         73     12.08      4,304        272      15.84     2,151        204      10.55
       Alterity Traditional -              38          3     12.29        879         54      16.29       394         37      10.63
       Option 1
       Alterity Traditional -               -          -         -          6          -      16.21         -          -          -
       Option 2
       Alterity Traditional -             231         19     12.27      1,670        103      16.25     2,300        216      10.62
       Option 3
       Alterity Traditional -             183         15     12.23        749         46      16.16     2,229        210      10.61
       Option 4
       Alterity Traditional -           4,856        400     12.13     23,409      1,468      15.95     7,201        681      10.57
       Option 5
       Charter Traditional                  -          -         -          -          -          -         -          -          -
       Charter Enhanced                     -          -         -          -          -          -         -          -          -
       Charter II - Option 1              262         21     12.22        855         53      16.14         -          -          -
       Charter II - Option 2               15          1     12.16        125          8      16.01         -          -          -
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                5          -     12.18         96          6      16.06         -          -          -
       Charter II - Option 5                -          -         -         16          1      15.95         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              182         15     12.08        743         47      15.84         -          -          -
       Charter II - Option 8              214         18     12.04        578         37      15.76         -          -          -
       Charter II - Option 9               71          6     12.03        254         16      15.74         -          -          -
           Dimensions - Option 1            -          -         -          -          -          -         -          -          -
           Dimensions - Option 2            -          -         -          -          -          -         -          -          -
           Dimensions - Option 3            -          -         -          -          -          -         -          -          -
           Dimensions - Option 4            -          -         -          -          -          -         -          -          -
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable                -          -         -          -          -          -         -          -          -
           Annuities
           High Five Traditional       12,829      1,046     12.29     48,487      2,979      16.29    31,164      2,932      10.63
           High Five Enhanced           6,531        533     12.25     37,395      2,307      16.21    14,361      1,353      10.62
       High Five Bonus Traditional      2,682        219     12.23      8,212        508      16.16     7,537        710      10.61
       High Five Bonus Enhanced         1,410        116     12.19      5,760        358      16.08     3,063        289      10.59
                                          320         26     12.24        847         52      16.18     2,895        273      10.61
       High Five L - Option 1
                                            7          1     12.20        151          9      16.09        32          3      10.60
       High Five L - Option 2
                                          311         25     12.21      1,080         67      16.13     4,941        466      10.60
       High Five L - Option 3
                                           98          8     12.18        770         48      16.06     2,440        230      10.59
       High Five L - Option 4
                                            -          -         -          9          1      16.18         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1         62          5     12.20      1,761        109      16.10        27          3      10.60
       Rewards Enhanced - Option 2         39          3     12.18         99          6      16.06         -          0          -
       Rewards Enhanced - Option 3      1,006         83     12.14      2,774        174      15.97     1,320        125      10.58
       Rewards Enhanced - Option 4         89          7     12.17        776         48      16.03       780         74      10.59
       Rewards Enhanced - Option 5         39          3     12.14        317         20      15.97         2          0      10.58
       Rewards Enhanced - Option 6      5,603        465     12.05     22,523      1,427      15.78     9,377        889      10.54
       Rewards Enhanced - Option 7          -          -         -         39          2      16.01         -          -          -
       Rewards Enhanced - Option 8          6          -     12.06         68          4      15.80        24          2      10.55
       Rewards Traditional -              479         39     12.24      1,247         77      16.18       358         34      10.61
       Option 1
       Rewards Traditional -              239         20     12.18        731         46      16.06       146         14      10.59
       Option 2
       Rewards Traditional -              236         19     12.23      1,533         95      16.16     1,059        100      10.61
       Option 4
       Rewards Traditional -              439         36     12.19        422         26      16.08       342         32      10.59
       Option 5
       Rewards Traditional -            5,943        492     12.09     17,469      1,101      15.86     7,333        695      10.56
       Option 6
       Rewards Traditional -                -          -         -          7          -      16.10         -          -          -
       Option 7
       Rewards Traditional -              133         11     12.10        343         22      15.88        79          7      10.56
       Option 8
       Valuemark II & III                 339         28     12.29      1,703        105      16.29       981         92      10.63
       Valuemark Income Plus               75          -     12.29        109          -      16.29         -          -          -
       Valuemark IV - Option 1            250         20     12.28      1,522         94      16.25     1,618        152      10.62
       Valuemark IV - Option 2             25          2     12.21        199         12      16.12         5          -      10.60
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4              -          -         -          -          -          -         -          -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                         USAZ DREYFUS PREMIER            USAZ FRANKLIN SMALL
                                          SMALL CAP VALUE FUND              CAP VALUE FUND               USAZ FUSION BALANCED FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5             42          3     12.22         62          4      16.14        73          7      10.60
       Valuemark IV - Option 6              -          -         -          6          -      16.01         -          -       0.00
       Valuemark IV - Option 7              -          -         -          1          -      16.01         -          -       0.00
       Valuemark IV - Option 8             11          1     12.19         52          3      16.08       128         12      10.59
       Valuemark IV - Option 9             19          2     12.14         48          3      15.97         5          1      10.58
       Valuemark IV - Option 10             5          -     12.13         37          2      15.95         1          -      10.57

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                       USAZ FUSION GROWTH FUND        USAZ FUSION MODERATE FUND     USAZ JENNISON 20/20 FOCUS FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     15,524      1,403     11.07     14,755      1,370      10.77     5,165        423      12.20
       Alterity Enhanced - Option 3        602         54     11.08        399         37      10.78       235         19      12.21
       Alterity Enhanced - Option 4        339         31     11.06        181         17      10.77         9          1      12.20
       Alterity Enhanced - Option 5     30,456      2,761     11.03     26,460      2,465      10.74     6,617        544      12.16
       Alterity Optional - Option 1      6,422        579     11.08      3,404        316      10.79     3,065        251      12.22
       Alterity Optional - Option 2      1,973        178     11.07        560         52      10.77       361         30      12.20
       Alterity Optional - Option 3        52          5     11.08         59          5      10.78        11          1      12.21
       Alterity Optional - Option 4        108         10     11.06         61          6      10.76        13          1      12.20
       Alterity Optional - Option 5     7,936        720     11.03      5,385        502      10.73     1,508        124      12.16
       Alterity Traditional -             128         12     11.11        356         33      10.81       288         24      12.25
       Option 1
       Alterity Traditional -              12          1     11.09          -          -          -         -          -          -
       Option 2
       Alterity Traditional -             657         59     11.10      2,925        271      10.80       373         30      12.24
       Option 3
       Alterity Traditional -             611         55     11.08      1,846        171      10.79        57          5      12.22
       Option 4
       Alterity Traditional -          34,854      3,155     11.05     28,143      2,618      10.75     5,832        479      12.18
       Option 5
       Charter Traditional                  -          -         -          -          -          -         -          -          -
       Charter Enhanced                     -          -         -          -          -          -         -          -          -
       Charter II - Option 1                -          -         -          -          -          -         -          -          -
       Charter II - Option 2                -          -         -          -          -          -         -          -          -
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -          -          -          -         -          -          -
       Charter II - Option 5                -          -         -          -          -          -         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7                -          -         -          -          -          -         -          -          -
       Charter II - Option 8                -          -         -          -          -          -         -          -          -
       Charter II - Option 9                -          -         -          -          -          -         -          -          -
           Dimensions - Option 1            -          -         -          -          -          -         -          -          -
           Dimensions - Option 2            -          -         -          -          -          -         -          -          -
           Dimensions - Option 3            -          -         -          -          -          -         -          -          -
           Dimensions - Option 4            -          -         -          -          -          -         -          -          -
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable                -          -         -          -          -          -         -          -          -
           Annuities
           High Five Traditional       48,207      4,341     11.11     61,004      5,643      10.81    23,140      1,885      12.25
           High Five Enhanced          36,848      3,323     11.09     35,426      3,282      10.79     8,738        715      12.23
       High Five Bonus Traditional     22,078      1,992     11.08     21,289      1,974      10.79     3,027        248      12.22
       High Five Bonus Enhanced        10,528        951     11.07     10,985      1,020      10.77     1,282        105      12.20
                                        3,933        355     11.09      6,029        559      10.79       740         61      12.23
       High Five L - Option 1
                                          461         42     11.07        212         20      10.78        56          5      12.21
       High Five L - Option 2
                                        9,800        885     11.08     12,233      1,134      10.78       963         79      12.22
       High Five L - Option 3
                                        4,618        417     11.06      5,700        529      10.77       659         54      12.20
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        761         69     11.07        580         54      10.78       360         29      12.21
       Rewards Enhanced - Option 2         55          5     11.06          -          -          -        84          7      12.20
       Rewards Enhanced - Option 3      2,501        226     11.05      3,737        348      10.75     1,269        104      12.18
       Rewards Enhanced - Option 4        686         62     11.06      1,145        106      10.76        95          8      12.20
       Rewards Enhanced - Option 5        120         11     11.05          -          -          -        33          3      12.18
       Rewards Enhanced - Option 6     52,350      4,751     11.02     24,643      2,298      10.72     5,577        459      12.15
       Rewards Enhanced - Option 7          -          -         -          -          -          -       118         10      12.19
       Rewards Enhanced - Option 8         29          3     11.02         28          3      10.72        22          2      12.15
       Rewards Traditional -            1,603        145     11.09      1,032         96      10.79       424         35      12.23
       Option 1
       Rewards Traditional -            2,182        197     11.06      1,407        131      10.77       661         54      12.20
       Option 2
       Rewards Traditional -            2,200        198     11.08        610         57      10.79       394         32      12.22
       Option 4
       Rewards Traditional -            1,294        117     11.07        532         49      10.77       110          9      12.20
       Option 5
       Rewards Traditional -           35,669      3,234     11.03     22,685      2,113      10.74     4,447        366      12.16
       Option 6
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 7
       Rewards Traditional -                -          -         -        140         13      10.74         -          -          -
       Option 8
       Valuemark II & III                 424         38     11.11      1,204        111      10.81       951         78      12.25
       Valuemark Income Plus              406          -     11.11          -          -          -         8          -      12.25
       Valuemark IV - Option 1            316         28     11.10      1,630        151      10.80       974         80      12.24
       Valuemark IV - Option 2            185         17     11.08         41          4      10.78       237         19      12.21
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4             15          1     11.07          -          -          -        16          1      12.21

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                       USAZ FUSION GROWTH FUND        USAZ FUSION MODERATE FUND     USAZ JENNISON 20/20 FOCUS FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5            101          9     11.08          4          -      10.78        19          2      12.22
       Valuemark IV - Option 6             17          2     11.06                     -       0.00         1          -      12.19
       Valuemark IV - Option 7              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 8            170         15     11.07         31          3      10.77         7          1      12.20
       Valuemark IV - Option 9             81          7     11.05         30          3      10.75        25          2      12.18
       Valuemark IV - Option 10            33          3     11.05         16          1      10.75        23          2      12.18

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      USAZ JENNISON GROWTH FUND      USAZ LEGG MASON GROWTH FUND      USAZ LEGG MASON VALUE FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     1,800        151     11.93      9,673        831      11.64    14,028      1,195      11.73
       Alterity Enhanced - Option 3        31          3     11.93        136         12      11.68       521         44      11.78
       Alterity Enhanced - Option 4        23          2     11.92        112         10      11.62       131         11      11.71
       Alterity Enhanced - Option 5     2,736        230     11.89      7,104        622      11.43    19,857      1,728      11.49
       Alterity Optional - Option 1     1,015         85     11.94      5,496        469      11.73     7,470        631      11.83
       Alterity Optional - Option 2       370         31     11.93      1,091         94      11.64     1,437        122      11.73
       Alterity Optional - Option 3        12          1     11.93         44          4      11.68        29          2      11.78
       Alterity Optional - Option 4         -          -      0.00         65          6      11.60         -          -          -
       Alterity Optional - Option 5       595         50     11.88      1,017         89      11.41     3,083        269      11.47
       Alterity Traditional -              98          8     11.97        671         57      11.86     1,222        102      11.98
       Option 1
       Alterity Traditional -               -          -         -          -          -          -        49          4      11.88
       Option 2
       Alterity Traditional -             303         25     11.96        332         28      11.81     1,498        126      11.93
       Option 3
       Alterity Traditional -              84          7     11.94        227         19      11.73       533         45      11.83
       Option 4
       Alterity Traditional -           2,617        220     11.90      6,802        591      11.51    17,921      1,546      11.59
       Option 5
       Charter Traditional                  -          -         -         32          3      11.97       198         16      12.11
       Charter Enhanced                     -          -         -         27          2      11.88       209         17      12.01
       Charter II - Option 1                -          -         -        253         22      11.71     1,441        122      11.81
       Charter II - Option 2                -          -         -          -          -          -       127         11      11.66
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4                -          -         -         41          3      11.62        60          5      11.71
       Charter II - Option 5                -          -         -          2          -      11.51        46          4      11.59
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7                -          -         -         54          5      11.41       332         29      11.47
       Charter II - Option 8                -          -         -        151         13      11.33       347         31      11.37
       Charter II - Option 9                -          -         -         22          2      11.30       131         12      11.35
           Dimensions - Option 1            -          -         -          -          -          -         -          -          -
           Dimensions - Option 2            -          -         -          -          -          -         -          -          -
           Dimensions - Option 3            -          -         -          -          -          -        34          3      11.78
           Dimensions - Option 4            -          -         -          -          -          -        75          6      11.69
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         6          1      11.73
           Deferred Variable                -          -         -          -          -          -        61          -      11.98
           Annuities
           High Five Traditional       10,993        920     11.97     11,826        995      11.86    40,097      3,346      11.98
           High Five Enhanced           3,805        318     11.95      8,098        705      11.49    25,218      2,163      11.66
       High Five Bonus Traditional      1,678        141     11.94      1,517        129      11.73     6,647        562      11.83
       High Five Bonus Enhanced         1,064         89     11.93      1,015         87      11.64     4,523        385      11.73
                                          306         26     11.95        164         14      11.75     1,002         85      11.86
       High Five L - Option 1
                                            -          -         -         23          2      11.66        81          7      11.76
       High Five L - Option 2
                                          264         22     11.94        353         30      11.70     1,166         99      11.80
       High Five L - Option 3
                                          454         38     11.92        152         13      11.62       944         81      11.71
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        134         11     11.93        209         18      11.66       496         42      11.76
       Rewards Enhanced - Option 2          -          -         -        181         16      11.62       210         18      11.71
       Rewards Enhanced - Option 3        391         33     11.91      2,636        228      11.54     3,486        300      11.61
       Rewards Enhanced - Option 4         35          3     11.92        280         24      11.60       393         34      11.69
       Rewards Enhanced - Option 5         28          2     11.91         12          1      11.54       124         11      11.61
       Rewards Enhanced - Option 6      2,772        233     11.87      9,377        826      11.35    18,508      1,624      11.40
       Rewards Enhanced - Option 7        131         11     11.91          -          -          -        13          1      11.66
       Rewards Enhanced - Option 8          6          1     11.87         30          3      11.37        33          3      11.42
       Rewards Traditional -              304         25     11.95      1,160         99      11.75     1,978        167      11.86
       Option 1
       Rewards Traditional -               80          7     11.92        686         59      11.62     1,843        157      11.71
       Option 2
       Rewards Traditional -              178         15     11.94        362         31      11.73     1,360        115      11.83
       Option 4
       Rewards Traditional -              200         17     11.93        244         21      11.64       510         43      11.73
       Option 5
       Rewards Traditional -            2,712        228     11.89      5,035        440      11.43    15,193      1,322      11.49
       Option 6
       Rewards Traditional -               36          3     11.93         73          6      11.66        74          6      11.76
       Option 7
       Rewards Traditional -               56          5     11.89        137         12      11.45        21          2      11.52
       Option 8
       Valuemark II & III                 563         47     11.97        944         80      11.86     2,883        241      11.98
       Valuemark Income Plus                2          -     11.97         16          -      11.86     2,065          -      11.98
       Valuemark IV - Option 1            267         22     11.96        542         46      11.82     2,519        211      11.94
       Valuemark IV - Option 2             39          3     11.94        288         25      11.69       205         17      11.79
       Valuemark IV - Option 3              -          -         -          -          -          -         2          -      11.89
       Valuemark IV - Option 4              -          -         -          9          1      11.65        67          6      11.74

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      USAZ JENNISON GROWTH FUND      USAZ LEGG MASON GROWTH FUND      USAZ LEGG MASON VALUE FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5             34          3     11.94         45          4      11.71        83          7      11.81
       Valuemark IV - Option 6              -          -     11.91          1          -      11.58         2          -      11.66
       Valuemark IV - Option 7              -          -         -          -          -          -         -          -      11.66
       Valuemark IV - Option 8              1          -     11.93          9          1      11.64        41          4      11.73
       Valuemark IV - Option 9             13          1     11.91         35          3      11.54        41          4      11.61
       Valuemark IV - Option 10            15          1     11.90          5          -      11.51        13          1      11.59

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                       USAZ MONEY MARKET FUND         USAZ OCC RENAISSANCE FUND           USAZ OCC VALUE FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    19,943      1,965     10.15     80,668      6,019      13.41    24,663      1,866      13.21
       Alterity Enhanced - Option 3       468         46     10.21        844         63      13.46       878         66      13.27
       Alterity Enhanced - Option 4      309         31     10.12        401         30      13.38       365         28      13.19
       Alterity Enhanced - Option 5    18,865      1,915      9.85     37,318      2,842      13.13    18,179      1,405      12.94
       Alterity Optional - Option 1    11,158      1,087     10.27     29,928      2,214      13.52     9,541        716      13.32
       Alterity Optional - Option 2     1,975        195     10.15      6,917        516      13.41     2,831        214      13.21
       Alterity Optional - Option 3        21          2     10.21         96          7      13.46        69          5      13.27
       Alterity Optional - Option 4         8          1     10.09         66          5      13.35        61          5      13.16
       Alterity Optional - Option 5     4,167        424      9.82      5,359        409      13.10     3,327        258      12.91
       Alterity Traditional -           3,946        378     10.45      3,993        292      13.69     2,211        164      13.49
       Option 1
       Alterity Traditional -             238         23     10.33        226         17      13.57        29          2      13.38
       Option 2
       Alterity Traditional -           4,294        413     10.39      1,976        145      13.63     1,232         92      13.44
       Option 3
       Alterity Traditional -           1,698        165     10.27        635         47      13.52       626         47      13.32
       Option 4
       Alterity Traditional -          15,005      1,505      9.97     20,748      1,567      13.24    14,551      1,115      13.05
       Option 5
       Charter Traditional                755         71     10.61        708         51      13.83       403         30      13.63
       Charter Enhanced                   576         55     10.48        311         23      13.72        99          7      13.52
       Charter II - Option 1              953         93     10.24        735         55      13.49       909         68      13.30
       Charter II - Option 2               81          8     10.06         94          7      13.32        89          7      13.13
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4              272         27     10.12         70          5      13.38       125          9      13.19
       Charter II - Option 5                -          -         -         31          2      13.24         -          -          -
       Charter II - Option 6               29          3      9.94          -          -          -         -          -          -
       Charter II - Option 7              439         45      9.82      1,238         94      13.10       458         35      12.91
       Charter II - Option 8              944         97      9.71      1,023         79      12.99       599         47      12.81
       Charter II - Option 9            1,169        121      9.68        161         12      12.97       101          8      12.78
           Dimensions - Option 1            2          -     10.39         34          3      13.63        23          2      13.44
           Dimensions - Option 2            9          1     10.27          -          -          -         -          -          -
           Dimensions - Option 3          116         11     10.21        105          8      13.46        48          4      13.27
           Dimensions - Option 4           43          4     10.09        106          8      13.35       157         12      13.16
           Dimensions - Option 5           50          5     10.27          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          6          -      13.41         -          -          -
           Deferred Variable              110          -     10.45         38          -      13.69         -          -          -
           Annuities
           High Five Traditional       54,022      5,169     10.45     55,036      4,021      13.69    41,777      3,098      13.49
           High Five Enhanced          32,758      3,170     10.33     38,819      2,858      13.58    30,896      2,329      13.27
       High Five Bonus Traditional     11,510      1,121     10.27      6,048        447      13.52     6,500        488      13.32
       High Five Bonus Enhanced         7,159        705     10.15      5,012        374      13.41     6,504        492      13.21
                                        1,872        182     10.30        113          8      13.55       111          8      13.35
       High Five L - Option 1
                                           95          9     10.18         76          6      13.43         -          -          -
       High Five L - Option 2
                                        3,761        368     10.23        268         20      13.48       303         23      13.29
       High Five L - Option 3
                                        1,178        116     10.12        163         12      13.38       357         27      13.19
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1      4,006        394     10.18      3,386        252      13.43     1,200         91      13.24
       Rewards Enhanced - Option 2        567         56     10.12        426         32      13.38       309         23      13.19
       Rewards Enhanced - Option 3      6,511        651     10.00      8,217        619      13.27     4,213        322      13.08
       Rewards Enhanced - Option 4      1,067        106     10.09      1,177         88      13.35     1,347        102      13.16
       Rewards Enhanced - Option 5        193         19     10.00        145         11      13.27       136         10      13.08
       Rewards Enhanced - Option 6     26,882      2,761      9.74     26,189      2,011      13.02    18,091      1,410      12.83
       Rewards Enhanced - Option 7         18          2     10.06         61          5      13.32         4          -      13.13
       Rewards Enhanced - Option 8         79          8      9.77        240         18      13.05        87          7      12.86
       Rewards Traditional -            5,260        511     10.30      4,884        361      13.55     1,712        128      13.35
       Option 1
       Rewards Traditional -            2,661        263     10.12      4,410        330      13.38     1,662        126      13.19
       Option 2
       Rewards Traditional -            4,198        409     10.27      1,904        141      13.52     1,497        112      13.32
       Option 4
       Rewards Traditional -            1,482        146     10.15        438         33      13.41       627         47      13.21
       Option 5
       Rewards Traditional -           16,026      1,627      9.85     15,606      1,189      13.13    12,263        948      12.94
       Option 6
       Rewards Traditional -               80          8     10.18        152         11      13.43         -          -          -
       Option 7
       Rewards Traditional -              565         57      9.88        225         17      13.16       366         28      12.97
       Option 8
       Valuemark II & III              27,874      2,667     10.45      4,978        364      13.69     3,825        283      13.49
       Valuemark Income Plus              398          -     10.45        145          -      13.69       147          -      13.49
       Valuemark IV - Option 1         14,811      1,424     10.40      4,423        324      13.64     2,265        169      13.44
       Valuemark IV - Option 2            708         69     10.21      1,187         88      13.47       365         27      13.27
       Valuemark IV - Option 3             13          1     10.34          1          -      13.58        24          2      13.39
       Valuemark IV - Option 4            551         54     10.15        368         27      13.41        25          2      13.22

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                       USAZ MONEY MARKET FUND         USAZ OCC RENAISSANCE FUND           USAZ OCC VALUE FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5            735         72     10.24        221         16      13.49        42          3      13.30
       Valuemark IV - Option 6             21          2     10.06         78          6      13.32        10          1      13.13
       Valuemark IV - Option 7              -          -         -          1          -      13.32         4          -      13.13
       Valuemark IV - Option 8            117         11     10.15         42          3      13.41        72          5      13.21
       Valuemark IV - Option 9             73          7     10.00         97          7      13.27        51          4      13.08
       Valuemark IV - Option 10            63          6      9.97         38          3      13.24        11          1      13.05

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      USAZ OPPENHEIMER EMERGING       USAZ OPPENHEIMER EMERGING
                                             GROWTH FUND                  TECHNOLOGIES FUND          USAZ OPPENHEIMER GLOBAL FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1   17,065      1,233     13.84      9,652      1,204       8.01     3,498        277      12.63
       Alterity Enhanced - Option 3       265         19     13.89         64          8       8.05       187         15      12.66
       Alterity Enhanced - Option 4       180         13     13.82         38          5       8.00       347         27      12.62
       Alterity Enhanced - Option 5    16,435      1,209     13.59      6,090        776       7.85    20,597      1,644      12.53
       Alterity Optional - Option 1     4,681        336     13.95      2,707        335       8.08     2,452        193      12.68
       Alterity Optional - Option 2     1,429        103     13.84        717         89       8.01       177         14      12.63
       Alterity Optional - Option 3       119          9     13.89         27          3       8.05        78          6      12.66
       Alterity Optional - Option 4        46          3     13.79          4          1       7.98        58          5      12.61
       Alterity Optional - Option 5     2,491        184     13.57        799        102       7.83     3,208        256      12.52
       Alterity Traditional -             427         30     14.10        226         28       8.18       191         15      12.74
       Option 1
       Alterity Traditional -              34          2     14.00         59          7       8.11         -          -          -
       Option 2
       Alterity Traditional -             634         45     14.05        313         38       8.15       968         76      12.72
       Option 3
       Alterity Traditional -             308         22     13.95         50          6       8.08       419         33      12.68
       Option 4
       Alterity Traditional -           9,837        718     13.69      2,297        290       7.91    17,886      1,423      12.57
       Option 5
       Charter Traditional                108          8     14.23         53          6       8.27         -          -          -
       Charter Enhanced                    47          3     14.13         73          9       8.20         -          -          -
       Charter II - Option 1              202         15     13.92         35          4       8.06       361         28      12.67
       Charter II - Option 2               40          3     13.77          5          1       7.96        38          3      12.60
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4               16          1     13.82         61          8       8.00        65          5      12.62
       Charter II - Option 5                7          1     13.69          -          -          -         2          -      12.57
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              253         19     13.57         39          5       7.83       343         27      12.52
       Charter II - Option 8              208         15     13.47         76         10       7.77       303         24      12.48
       Charter II - Option 9              140         10     13.44          -          -          -       128         10      12.47
           Dimensions - Option 1            -          -         -          6          1       8.15         -          -          -
           Dimensions - Option 2            -          -         -          -          -          -         -          -          -
           Dimensions - Option 3            -          -         -          -          -          -         -          -          -
           Dimensions - Option 4            -          -         -          -          -          -         -          -          -
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable                9          -     14.10          1          -       8.18         -          -          -
           Annuities
           High Five Traditional       18,982      1,347     14.10      5,512        674       8.18    36,085      2,834      12.74
           High Five Enhanced          12,507        887     14.10      4,142        528       7.84    18,419      1,451      12.70
       High Five Bonus Traditional      2,978        214     13.95        721         89       8.08     5,200        410      12.68
       High Five Bonus Enhanced         1,975        143     13.84        366         46       8.01     2,976        236      12.63
                                           37          3     13.97        195         24       8.10       508         40      12.69
       High Five L - Option 1
                                           19          1     13.87          3          -       8.03        31          2      12.64
       High Five L - Option 2
                                          211         15     13.91         46          6       8.06       651         51      12.66
       High Five L - Option 3
                                          156         11     13.82         60          8       8.00       231         18      12.62
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        632         46     13.87         82         10       8.03       174         14      12.65
       Rewards Enhanced - Option 2        244         18     13.82        147         18       8.00        90          7      12.62
       Rewards Enhanced - Option 3      4,383        320     13.72      1,265        160       7.93       600         48      12.58
       Rewards Enhanced - Option 4        622         45     13.79         87         11       7.98       276         22      12.61
       Rewards Enhanced - Option 5        171         12     13.72         13          2       7.93        41          3      12.58
       Rewards Enhanced - Option 6     16,131      1,196     13.49      3,938        506       7.78    14,757      1,182      12.49
       Rewards Enhanced - Option 7          -          -         -          -          -          -         -          -          -
       Rewards Enhanced - Option 8         92          7     13.52         17          2       7.80         -          -          -
       Rewards Traditional -            1,038         74     13.97        757         94       8.10       159         13      12.69
       Option 1
       Rewards Traditional -            1,469        106     13.82        665         83       8.00       261         21      12.62
       Option 2
       Rewards Traditional -            1,106         79     13.95        350         43       8.08       829         65      12.68
       Option 4
       Rewards Traditional -              330         24     13.84         14          2       8.01       514         41      12.63
       Option 5
       Rewards Traditional -           10,212        751     13.59      3,755        479       7.85    12,523        999      12.53
       Option 6
       Rewards Traditional -                -          -         -          -          -          -         -          -          -
       Option 7
       Rewards Traditional -               44          3     13.62        152         19       7.86         -          -          -
       Option 8
       Valuemark II & III               1,132         80     14.10        815        100       8.18       809         63      12.74
       Valuemark Income Plus                7          -     14.10          -          -          -        86          -      12.74
       Valuemark IV - Option 1            342         24     14.05        473         58       8.15       865         68      12.72
       Valuemark IV - Option 2            296         21     13.90         81         10       8.05        13          1      12.66
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4             10          1     13.85         31          4       8.02         3          -      12.64

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      USAZ OPPENHEIMER EMERGING       USAZ OPPENHEIMER EMERGING
                                             GROWTH FUND                  TECHNOLOGIES FUND          USAZ OPPENHEIMER GLOBAL FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5             98          7     13.92          6          1       8.06       121         10      12.67
       Valuemark IV - Option 6             24          2     13.77          4          -       7.96         1          -      12.60
       Valuemark IV - Option 7              -          -         -          -          -          -         2          -      12.60
       Valuemark IV - Option 8             68          5     13.84          3          -       8.01        24          2      12.63
       Valuemark IV - Option 9             72          5     13.72         16          2       7.93        19          2      12.58
       Valuemark IV - Option 10             9          1     13.69          5          1       7.91        15          1      12.57

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                   USAZ OPPENHEIMER INTERNATIONAL    USAZ OPPENHEIMER MAIN STREET     USAZ SALOMON BROTHERS LARGE
                                             GROWTH FUND                         FUND                       CAP GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     5,002        351     14.26        965         87      11.09    15,492      1,441      10.75
       Alterity Enhanced - Option 3       126          9     14.32        183         16      11.11       422         39      10.79
       Alterity Enhanced - Option 4        53          4     14.23        141         13      11.09       258         24      10.73
       Alterity Enhanced - Option 5     7,531        539     13.97     13,020      1,183      11.00    18,438      1,747      10.55
       Alterity Optional - Option 1     2,008        140     14.38        411         37      11.13     9,479        875      10.83
       Alterity Optional - Option 2       604         42     14.26         66          6      11.09     1,853        172      10.75
       Alterity Optional - Option 3        17          1     14.32         63          6      11.11        58          5      10.79
       Alterity Optional - Option 4        20          1     14.20         22          2      11.08        45          4      10.71
       Alterity Optional - Option 5     1,372         98     13.94      2,921        266      10.99     3,419        325      10.53
       Alterity Traditional -             595         41     14.56         49          4      11.19     1,245        114      10.95
       Option 1
       Alterity Traditional -              16          1     14.44          -          -          -        93          9      10.87
       Option 2
       Alterity Traditional -             476         33     14.50        964         86      11.17     2,304        211      10.91
       Option 3
       Alterity Traditional -             198         14     14.38        571         51      11.13       556         51      10.83
       Option 4
       Alterity Traditional -           7,120        506     14.08      9,515        862      11.04    11,455      1,078      10.63
       Option 5
       Charter Traditional                 58          4     14.71          -          -          -        99          9      11.05
       Charter Enhanced                    66          5     14.59          -          -          -        24          2      10.97
       Charter II - Option 1               96          7     14.35         71          6      11.12       316         29      10.81
       Charter II - Option 2                -          -         -          7          1      11.07        51          5      10.69
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4               68          5     14.23          -          -          -       176         16      10.73
       Charter II - Option 5                -          -         -          -          -          -         -          -          -
       Charter II - Option 6               11          1     14.05          -          -          -         -          -          -
       Charter II - Option 7              614         44     13.94        161         15      10.99       344         33      10.53
       Charter II - Option 8              104          8     13.82        326         30      10.96       343         33      10.46
       Charter II - Option 9               57          4     13.79        106         10      10.95        98          9      10.44
           Dimensions - Option 1            -          -         -          -          -          -         -          -          -
           Dimensions - Option 2            -          -         -          -          -          -         -          -          -
           Dimensions - Option 3           51          4     14.32          -          -          -         -          -          -
           Dimensions - Option 4           54          4     14.20          -          -          -         -          -          -
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable                -          -         -          -          -          -         -          -          -
           Annuities
           High Five Traditional       13,196        904     14.56     21,698      1,939      11.19    30,977      2,832      10.95
           High Five Enhanced           7,917        544     14.54     13,962      1,252      11.15    19,251      1,816      10.60
       High Five Bonus Traditional      2,109        147     14.38      4,544        408      11.13     3,872        358      10.83
       High Five Bonus Enhanced         1,229         86     14.26      3,258        294      11.09     2,686        250      10.75
                                          329         23     14.41        160         14      11.14       297         27      10.85
       High Five L - Option 1
                                           18          1     14.28         19          2      11.10       109         10      10.77
       High Five L - Option 2
                                          375         26     14.34        262         24      11.11       267         25      10.80
       High Five L - Option 3
                                          236         17     14.23        221         20      11.09       206         19      10.73
       High Five L - Option 4
                                           13          1     14.41          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        229         16     14.29         38          3      11.10       592         55      10.77
       Rewards Enhanced - Option 2         36          3     14.23          -          -          -       475         44      10.73
       Rewards Enhanced - Option 3        857         61     14.11        152         14      11.05     5,336        501      10.65
       Rewards Enhanced - Option 4        343         24     14.20        225         20      11.08       736         69      10.69
       Rewards Enhanced - Option 5         82          6     14.11        188         17      11.05       113         11      10.65
       Rewards Enhanced - Option 6      8,092        584     13.85     10,708        976      10.97    17,846      1,704      10.48
       Rewards Enhanced - Option 7          -          -         -          -          -          -        10          1      10.69
       Rewards Enhanced - Option 8         12          1     13.88          -          -          -        26          2      10.49
       Rewards Traditional -              482         33     14.41        278         25      11.14     1,179        109      10.85
       Option 1
       Rewards Traditional -              413         29     14.23        130         12      11.09     1,397        130      10.73
       Option 2
       Rewards Traditional -              307         21     14.38        712         64      11.13     1,919        177      10.83
       Option 4
       Rewards Traditional -              131          9     14.26        476         43      11.09       653         61      10.75
       Option 5
       Rewards Traditional -            5,284        378     13.97      8,220        747      11.00    15,703      1,488      10.55
       Option 6
       Rewards Traditional -                -          -         -          -          -          -        25          2      10.77
       Option 7
       Rewards Traditional -               25          2     13.99         55          5      11.01       160         15      10.57
       Option 8
       Valuemark II & III                 944         65     14.56        237         21      11.19     1,688        154      10.95
       Valuemark Income Plus              166          -     14.56          -          -          -       140          0      10.95
       Valuemark IV - Option 1            577         40     14.50        251         23      11.17       951         87      10.91
       Valuemark IV - Option 2             27          2     14.32          5          -      11.12       331         31      10.79
       Valuemark IV - Option 3              -          -         -          -          -          -         2          -      10.87
       Valuemark IV - Option 4              -          -         -          -          -          -        23          2      10.75

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                   USAZ OPPENHEIMER INTERNATIONAL    USAZ OPPENHEIMER MAIN STREET     USAZ SALOMON BROTHERS LARGE
                                             GROWTH FUND                         FUND                       CAP GROWTH FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5              9          1     14.35         14          1      11.12       198         18      10.81
       Valuemark IV - Option 6             15          1     14.17         29          3      11.07        58          5      10.69
       Valuemark IV - Option 7              -          -         -          2          -      11.07         5          -      10.69
       Valuemark IV - Option 8             27          2     14.26         17          2      11.09        59          6      10.75
       Valuemark IV - Option 9             41          3     14.11         30          3      11.05        56          5      10.65
       Valuemark IV - Option 10             4          -     14.08         12          1      11.04        39          4      10.63

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                     USAZ SALOMON BROTHERS SMALL      USAZ VAN KAMPEN AGGRESSIVE
                                           CAP GROWTH FUND                   GROWTH FUND             USAZ VAN KAMPEN COMSTOCK FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1     1,727        156     11.09     16,229      1,854       8.75    80,128      7,289      10.99
       Alterity Enhanced - Option 3         4          -     11.10        149         17       8.79     1,054         95      11.04
       Alterity Enhanced - Option 4         -          -         -        240         27       8.73       616         56      10.97
       Alterity Enhanced - Option 5     2,509        227     11.05     10,738      1,256       8.55    40,524      3,773      10.74
       Alterity Optional - Option 1       462         42     11.10      6,510        737       8.83    35,238      3,176      11.10
       Alterity Optional - Option 2        97          9     11.09      1,328        152       8.75     6,011        547      10.99
       Alterity Optional - Option 3         2          -     11.10         22          3       8.79        87          8      11.04
       Alterity Optional - Option 4         3          -     11.08         68          8       8.71       191         17      10.94
       Alterity Optional - Option 5       463         42     11.05      2,492        292       8.53     6,429        600      10.71
       Alterity Traditional -              62          6     11.12        751         84       8.96     3,835        341      11.25
       Option 1
       Alterity Traditional -               -          -         -         14          2       8.88       401         36      11.15
       Option 2
       Alterity Traditional -             111         10     11.12        485         54       8.92     2,463        220      11.20
       Option 3
       Alterity Traditional -               5          -     11.10        308         35       8.83     1,420        128      11.10
       Option 4
       Alterity Traditional -           1,386        125     11.07      6,664        772       8.63    30,010      2,768      10.84
       Option 5
       Charter Traditional                  -          -         -         82          9       9.06       614         54      11.39
       Charter Enhanced                     -          -         -         10          1       8.98       422         37      11.28
       Charter II - Option 1                -          -         -        136         15       8.81       554         50      11.07
       Charter II - Option 2                -          -         -          -          -          -        94          9      10.92
       Charter II - Option 3                -          -         -          -          -          -         5          -      10.92
       Charter II - Option 4                -          -         -         44          5       8.73       204         19      10.97
       Charter II - Option 5                -          -         -          -          -          -        19          2      10.84
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7                -          -         -        132         15       8.53       492         46      10.71
       Charter II - Option 8                -          -         -        284         34       8.45       811         76      10.61
       Charter II - Option 9                -          -         -         17          2       8.43        89          8      10.59
           Dimensions - Option 1            -          -         -          3          0       8.92         4          -      11.20
           Dimensions - Option 2            -          -         -          -          -          -         9          1      11.10
           Dimensions - Option 3            -          -         -          9          1       8.79        80          7      11.04
           Dimensions - Option 4            -          -         -          3          -       8.71        36          3      10.94
           Dimensions - Option 5            -          -         -         11          1       8.83         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable                -          -         -          -          -          -         -          -          -
           Annuities
           High Five Traditional        4,524        408     11.12     14,245      1,591       8.96    81,926      7,282      11.25
           High Five Enhanced           2,647        238     11.11      8,187        935       8.75    54,969      5,006      10.98
       High Five Bonus Traditional      1,306        118     11.10      1,755        199       8.83     9,385        846      11.10
       High Five Bonus Enhanced           408         37     11.09        911        104       8.75     5,983        544      10.99
                                          266         24     11.11         80          9       8.85     1,422        128      11.12
       High Five L - Option 1
                                           55          5     11.09          3          -       8.77       147         13      11.02
       High Five L - Option 2
                                          313         28     11.10         70          8       8.81     1,571        142      11.06
       High Five L - Option 3
                                          277         25     11.08         15          2       8.73       804         73      10.97
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1        147         13     11.09        414         47       8.77     5,714        519      11.02
       Rewards Enhanced - Option 2         61          5     11.08        320         37       8.73       435         40      10.97
       Rewards Enhanced - Option 3        664         60     11.07      3,760        435       8.65    12,224      1,125      10.87
       Rewards Enhanced - Option 4         46          4     11.08        410         47       8.71       865         79      10.94
       Rewards Enhanced - Option 5          3          -     11.07        132         15       8.65       191         18      10.87
       Rewards Enhanced - Option 6      1,396        126     11.04     12,777      1,508       8.47    36,175      3,400      10.64
       Rewards Enhanced - Option 7         54          5     11.08          -          -          -        67          6      10.92
       Rewards Enhanced - Option 8         22          2     11.04         75          9       8.49       449         42      10.66
       Rewards Traditional -               80          7     11.11      1,104        125       8.85     6,683        601      11.12
       Option 1
       Rewards Traditional -               69          6     11.08        830         95       8.73     5,174        472      10.97
       Option 2
       Rewards Traditional -               53          5     11.10        831         94       8.83     2,027        183      11.10
       Option 4
       Rewards Traditional -               11          1     11.09        216         25       8.75       781         71      10.99
       Option 5
       Rewards Traditional -            1,257        114     11.05      6,558        767       8.55    20,258      1,886      10.74
       Option 6
       Rewards Traditional -                -          -         -          -          -          -        11          1      11.02
       Option 7
       Rewards Traditional -                -          -         -         45          5       8.57       127         12      10.76
       Option 8
       Valuemark II & III                 339         30     11.12      1,102        123       8.96     5,590        497      11.25
       Valuemark Income Plus                -          -         -          8          -       8.96       200          -      11.25
       Valuemark IV - Option 1            106         10     11.12        949        106       8.92     5,323        475      11.21
       Valuemark IV - Option 2             11          1     11.10        249         28       8.80     2,071        187      11.05
       Valuemark IV - Option 3              -          -         -          -          -          -         1          -      11.15
       Valuemark IV - Option 4              -          -         -          8          1       8.76       336         31      11.00

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                     USAZ SALOMON BROTHERS SMALL      USAZ VAN KAMPEN AGGRESSIVE
                                           CAP GROWTH FUND                   GROWTH FUND             USAZ VAN KAMPEN COMSTOCK FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5              9          1     11.10         35          4       8.81       213         19      11.07
       Valuemark IV - Option 6              -          -         -          5          1       8.69        53          5      10.92
       Valuemark IV - Option 7              -          -         -          -          -       8.69         2          -      10.92
       Valuemark IV - Option 8              1          -     11.09         49          6       8.75        41          4      10.99
       Valuemark IV - Option 9              2          -     11.07         46          5       8.65        67          6      10.87
       Valuemark IV - Option 10             1          -     11.07         22          3       8.63        66          6      10.84

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      USAZ VAN KAMPEN EMERGING        USAZ VAN KAMPEN EQUITY AND        USAZ VAN KAMPEN GLOBAL
                                             GROWTH FUND                     INCOME FUND                    FRANCHISE FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    33,014      3,990      8.28     10,186        903      11.29    17,066      1,157      14.75
       Alterity Enhanced - Option 3       470         56      8.32        473         42      11.30     1,502        102      14.79
       Alterity Enhanced - Option 4       147         18      8.26        271         24      11.28       274         19      14.73
       Alterity Enhanced - Option 5    17,332      2,142      8.09     16,784      1,500      11.19    32,120      2,206      14.56
       Alterity Optional - Option 1    14,511      1,736      8.36      7,224        638      11.32     8,910        601      14.83
       Alterity Optional - Option 2     2,613        316      8.28        253         22      11.29     1,050         71      14.75
       Alterity Optional - Option 3        15          2      8.32         15          1      11.30        41          3      14.79
       Alterity Optional - Option 4        16          2      8.24          8          1      11.27         6          -      14.71
       Alterity Optional - Option 5     2,383        295      8.07      2,410        216      11.18     3,877        267      14.54
       Alterity Traditional -           1,477        174      8.48        406         36      11.38       631         42      14.95
       Option 1
       Alterity Traditional -             160         19      8.40         19          2      11.34        16          1      14.87
       Option 2
       Alterity Traditional -           1,047        124      8.44        891         78      11.36     1,322         89      14.91
       Option 3
       Alterity Traditional -             368         44      8.36        460         41      11.32       924         62      14.83
       Option 4
       Alterity Traditional -           9,590      1,174      8.17      9,990        890      11.23    19,352      1,322      14.64
       Option 5
       Charter Traditional                132         15      8.58          -          -          -         -          -          -
       Charter Enhanced                    77          9      8.50          -          -          -         -          -          -
       Charter II - Option 1              157         19      8.34        500         44      11.31       279         19      14.81
       Charter II - Option 2                -          -         -         64          6      11.26       104          7      14.69
       Charter II - Option 3                -          -         -          -          -       0.00         -          -          -
       Charter II - Option 4               42          5      8.26         33          3      11.28       139          9      14.73
       Charter II - Option 5               14          2      8.17          -          -          -        29          2      14.64
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              144         18      8.07        167         15      11.18       361         25      14.54
       Charter II - Option 8              579         72      8.00         69          6      11.14       409         28      14.46
       Charter II - Option 9               49          6      7.98        298         27      11.14        78          5      14.44
           Dimensions - Option 1           33          4      8.44          -          -          -         -          -          -
           Dimensions - Option 2           14          2      8.36          -          -          -         -          -          -
           Dimensions - Option 3           30          4      8.32          -          -          -         -          -          -
           Dimensions - Option 4          138         17      8.24          -          -          -         -          -          -
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         -          -          -
           Deferred Variable               18          -      8.48          -          -          -         -          -          -
           Annuities
           High Five Traditional       20,309      2,396      8.48     46,202      4,057      11.38    51,292      3,433      14.95
           High Five Enhanced          19,511      2,362      8.26     27,156      2,394      11.34    44,399      2,985      14.87
       High Five Bonus Traditional      3,372        403      8.36      5,289        467      11.32     7,211        486      14.83
       High Five Bonus Enhanced         2,295        277      8.28      3,701        328      11.29     6,209        421      14.75
                                          140         17      8.38        312         28      11.33       659         44      14.85
       High Five L - Option 1
                                            8          1      8.30        180         16      11.29       194         13      14.77
       High Five L - Option 2
                                          474         57      8.33        674         60      11.30       846         57      14.80
       High Five L - Option 3
                                          226         27      8.26        846         75      11.28       991         67      14.73
       High Five L - Option 4
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1      2,575        310      8.30      3,212        284      11.29     2,698        183      14.77
       Rewards Enhanced - Option 2        371         45      8.26         85          8      11.28        84          6      14.73
       Rewards Enhanced - Option 3      6,427        785      8.19        953         85      11.24     3,359        229      14.66
       Rewards Enhanced - Option 4        365         44      8.24        347         31      11.27       562         38      14.71
       Rewards Enhanced - Option 5         63          8      8.19         86          8      11.24        77          5      14.66
       Rewards Enhanced - Option 6     14,050      1,753      8.01     10,573        948      11.15    24,342      1,681      14.48
       Rewards Enhanced - Option 7          -          -         -          -          -          -        53          4      14.69
       Rewards Enhanced - Option 8         11          1      8.03         11          1      11.16       168         12      14.50
       Rewards Traditional -            2,173        259      8.38        579         51      11.33     1,394         94      14.85
       Option 1
       Rewards Traditional -            3,037        368      8.26        235         21      11.28     1,061         72      14.73
       Option 2
       Rewards Traditional -            1,011        121      8.36        243         21      11.32       932         63      14.83
       Option 4
       Rewards Traditional -              304         37      8.28        150         13      11.29       444         30      14.75
       Option 5
       Rewards Traditional -            8,507      1,051      8.09      8,398        750      11.19    14,381        988      14.56
       Option 6
       Rewards Traditional -                4          -      8.30          -          -          -         8          1      14.77
       Option 7
       Rewards Traditional -               85         10      8.11          -          -          -       159         11      14.58
       Option 8
       Valuemark II & III               1,717        203      8.48        677         60      11.38     1,038         69      14.95
       Valuemark Income Plus               40          -      8.48        206          -      11.38        54          -      14.95
       Valuemark IV - Option 1          1,181        140      8.44        554         49      11.36       841         56      14.92
       Valuemark IV - Option 2            692         83      8.32        148         13      11.31       376         25      14.80
       Valuemark IV - Option 3             32          4      8.40          -          -          -         -          -          -
       Valuemark IV - Option 4             99         12      8.29          2          -      11.29         2          -      14.76

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      USAZ VAN KAMPEN EMERGING        USAZ VAN KAMPEN EQUITY AND        USAZ VAN KAMPEN GLOBAL
                                             GROWTH FUND                     INCOME FUND                    FRANCHISE FUND
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5             43          5      8.34         61          5      11.31       170         11      14.81
       Valuemark IV - Option 6             37          4      8.22         28          3      11.26        37          2      14.69
       Valuemark IV - Option 7              2          -      8.22          -          -          -         1          -      14.69
       Valuemark IV - Option 8             43          5      8.28         10          1      11.29        25          2      14.75
       Valuemark IV - Option 9             44          5      8.19         59          5      11.24        57          4      14.66
       Valuemark IV - Option 10            17          2      8.17          6          1      11.23        32          2      14.64

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                     USAZ VAN KAMPEN GROWTH AND     USAZ VAN KAMPEN MID CAP GROWTH  VAN KAMPEN LIT EMERGING GROWTH
                                             INCOME FUND                         FUND                          PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1    46,764      3,875     12.07     27,782      2,279      12.19     2,693        361       7.46
       Alterity Enhanced - Option 3       555         46     12.13        466         38      12.25         -          -          -
       Alterity Enhanced - Option 4       374         31     12.04        254         21      12.16         -          -          -
       Alterity Enhanced - Option 5    27,519      2,334     11.79     19,592      1,645      11.91         -          -          -
       Alterity Optional - Option 1    26,186      2,149     12.18     11,773        957      12.31     1,330        177       7.54
       Alterity Optional - Option 2     3,042        252     12.07      2,108        173      12.19       124         17       7.46
       Alterity Optional - Option 3        62          5     12.13         10          1      12.25         -          -          -
       Alterity Optional - Option 4        29          2     12.01         28          2      12.14         -          -          -
       Alterity Optional - Option 5     3,908        332     11.76      3,033        255      11.88         -          -          -
       Alterity Traditional -           3,735        302     12.35      2,102        168      12.48       399         52       7.64
       Option 1
       Alterity Traditional -             179         15     12.24         27          2      12.36         3          -       7.57
       Option 2
       Alterity Traditional -           2,590        211     12.30      1,437        116      12.42         -          -          -
       Option 3
       Alterity Traditional -           1,253        103     12.18        357         29      12.31         -          -          -
       Option 4
       Alterity Traditional -          18,105      1,521     11.90     14,973      1,245      12.02         -          -          -
       Option 5
       Charter Traditional              2,429        194     12.50      2,756        218      12.63        68          9       7.73
       Charter Enhanced                   313         25     12.38         37          3      12.51       150         20       7.66
       Charter II - Option 1              840         69     12.15        726         59      12.28         -          -          -
       Charter II - Option 2              361         30     11.99        192         16      12.11         -          -          -
       Charter II - Option 3                -          -         -          -          -          -         -          -          -
       Charter II - Option 4              362         30     12.04        289         24      12.16         -          -          -
       Charter II - Option 5               74          6     11.90         17          1      12.02         -          -          -
       Charter II - Option 6                -          -         -          -          -          -         -          -          -
       Charter II - Option 7              451         38     11.76        175         15      11.88         -          -          -
       Charter II - Option 8            1,010         87     11.65        437         37      11.77         -          -          -
       Charter II - Option 9               72          6     11.63        120         10      11.74         -          -          -
           Dimensions - Option 1           31          2     12.30         30          2      12.42        10          1       7.61
           Dimensions - Option 2            3          -     12.18          -          -          -         -          -          -
           Dimensions - Option 3          137         11     12.13        236         19      12.25        12          2       7.50
           Dimensions - Option 4          130         11     12.01          8          1      12.14         2          0       7.43
           Dimensions - Option 5            -          -         -          -          -          -         -          -          -
           Dimensions - Option 6            -          -         -          -          -          -         3          0       7.46
           Deferred Variable                -          -         -          -          -          -         -          -          -
           Annuities
           High Five Traditional       48,635      3,938     12.35     32,265      2,586      12.48         -          -          -
           High Five Enhanced          37,425      3,088     12.12     18,493      1,542      12.00         -          -          -
       High Five Bonus Traditional      5,854        480     12.18      6,239        507      12.31         -          -          -
       High Five Bonus Enhanced         4,354        361     12.07      3,571        293      12.19         -          -          -
                                          454         37     12.21        457         37      12.34         -          -          -
       High Five L - Option 1
                                           36          3     12.09          6          1      12.22         -          -          -
       High Five L - Option 2
                                          882         73     12.14        646         53      12.27         -          -          -
       High Five L - Option 3
                                          517         43     12.04        479         39      12.16         -          -          -
       High Five L - Option 4
                                            -          -         -         12          1      12.34         -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -         -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1      3,994        330     12.10      1,779        146      12.22       505         67       7.48
       Rewards Enhanced - Option 2        788         65     12.04        311         26      12.16         -          -          -
       Rewards Enhanced - Option 3      8,758        734     11.93      3,809        316      12.05         -          -          -
       Rewards Enhanced - Option 4        705         59     12.01      1,329        109      12.14         -          -          -
       Rewards Enhanced - Option 5        222         19     11.93        315         26      12.05         -          -          -
       Rewards Enhanced - Option 6     20,663      1,769     11.68     14,501      1,229      11.80         -          -          -
       Rewards Enhanced - Option 7         43          4     11.99         19          2      12.11         -          -          -
       Rewards Enhanced - Option 8        323         28     11.71        185         16      11.83        16          2       7.24
       Rewards Traditional -            4,342        356     12.21      1,979        160      12.34       461         61       7.55
       Option 1
       Rewards Traditional -            4,657        387     12.04      1,861        153      12.16         -          -          -
       Option 2
       Rewards Traditional -            2,629        216     12.18      1,845        150      12.31         -          -          -
       Option 4
       Rewards Traditional -              680         56     12.07        369         30      12.19         -          -          -
       Option 5
       Rewards Traditional -           13,975      1,185     11.79     11,411        958      11.91         -          -          -
       Option 6
       Rewards Traditional -               29          2     12.10          4          -      12.22        47          6       7.48
       Option 7
       Rewards Traditional -              405         34     11.82         51          4      11.94         8          1       7.31
       Option 8
       Valuemark II & III               4,119        333     12.35      2,550        204      12.48       345         45       7.64
       Valuemark Income Plus              179          -     12.35         92          -      12.48         -          -          -
       Valuemark IV - Option 1          3,232        263     12.30      1,755        141      12.43       202         27       7.61
       Valuemark IV - Option 2          2,441        201     12.13        538         44      12.25        50          7       7.50
       Valuemark IV - Option 3              -          -         -          -          -          -         -          -          -
       Valuemark IV - Option 4             81          7     12.08         37          3      12.20        58          8       7.47

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                     USAZ VAN KAMPEN GROWTH AND     USAZ VAN KAMPEN MID CAP GROWTH  VAN KAMPEN LIT EMERGING GROWTH
                                             INCOME FUND                         FUND                          PORTFOLIO
                                   -------------------------------------------------------------------------------------------------
                                                   UNITS                           UNITS                NET      UNITS
                                    NET ASSETS   OUTSTANDING  AUV   NET ASSETS   OUTSTANDING   AUV    ASSETS   OUTSTANDING    AUV
                                   -------------------------------------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5            300         25     12.15        120         10      12.28         -          -          -
       Valuemark IV - Option 6             28          2     11.99         90          7      12.11         -          -          -
       Valuemark IV - Option 7              -          -         -          1          -      12.11         -          -          -
       Valuemark IV - Option 8             62          5     12.07         47          4      12.19         -          -          -
       Valuemark IV - Option 9            110          9     11.93         57          5      12.05         -          -          -
       Valuemark IV - Option 10            47          4     11.90         22          2      12.02         -          -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      VAN KAMPEN LIT ENTERPRISE       VAN KAMPEN LIT GROWTH AND
                                              PORTFOLIO                    INCOME PORTFOLIO
                                     ------------------------------------------------------------------
                                                     UNITS                NET      UNITS
                                      NET ASSETS  OUTSTANDING   AUV     ASSETS   OUTSTANDING    AUV
                                     ------------------------------------------------------------------
     Contracts:
       Alterity Enhanced - Option 1        49          8      6.27        108          8      14.15
       Alterity Enhanced - Option 3         -          -         -          -          -          -
       Alterity Enhanced - Option 4         -          -         -          -          -          -
       Alterity Enhanced - Option 5         -          -         -          -          -          -
       Alterity Optional - Option 1        20          3      6.35        487         32      14.31
       Alterity Optional - Option 2         -          -         -          -          -          -
       Alterity Optional - Option 3         -          -         -          -          -          -
       Alterity Optional - Option 4         -          -         -          -          -          -
       Alterity Optional - Option 5         -          -         -          -          -          -
       Alterity Traditional -              51          8      6.46        213         15      14.57
       Option 1
       Alterity Traditional -               -          -         -          -          -          -
       Option 2
       Alterity Traditional -               -          -         -          -          -          -
       Option 3
       Alterity Traditional -               -          -         -          -          -          -
       Option 4
       Alterity Traditional -               -          -         -          -          -          -
       Option 5
       Charter Traditional                  -          -         -         23          2      14.79
       Charter Enhanced                     -          -         -          -          -          -
       Charter II - Option 1                -          -         -          -          -          -
       Charter II - Option 2                -          -         -          -          -          -
       Charter II - Option 3                -          -         -          -          -          -
       Charter II - Option 4                -          -         -          -          -          -
       Charter II - Option 5                -          -         -          -          -          -
       Charter II - Option 6                -          -         -          -          -          -
       Charter II - Option 7                -          -         -          -          -          -
       Charter II - Option 8                -          -         -          -          -          -
       Charter II - Option 9                -          -         -          -          -          -
           Dimensions - Option 1            -          -         -          -          -          -
           Dimensions - Option 2            -          -         -          -          -          -
           Dimensions - Option 3            -          -         -          -          -          -
           Dimensions - Option 4            -          -         -          -          -          -
           Dimensions - Option 5            -          -         -          -          -          -
           Dimensions - Option 6            -          -         -          -          -          -
           Deferred Variable                -          -         -          -          -          -
           Annuities
           High Five Traditional            -          -         -          -          -          -
           High Five Enhanced               -          -         -          -          -          -
       High Five Bonus Traditional          -          -         -          -          -          -
       High Five Bonus Enhanced             -          -         -          -          -          -
                                            -          -         -          -          -          -
       High Five L - Option 1
                                            -          -         -          -          -          -
       High Five L - Option 2
                                            -          -         -          -          -          -
       High Five L - Option 3
                                            -          -         -          -          -          -
       High Five L - Option 4
                                            -          -         -          -          -          -
       High Five L - Option 5
                                            -          -         -          -          -          -
       High Five L - Option 6
       Rewards Enhanced - Option 1         19          3      6.29         79          6      14.19
       Rewards Enhanced - Option 2          -          -         -          -          -          -
       Rewards Enhanced - Option 3          -          -         -          -          -          -
       Rewards Enhanced - Option 4          -          -         -          -          -          -
       Rewards Enhanced - Option 5          -          -         -          -          -          -
       Rewards Enhanced - Option 6          -          -         -          -          -          -
       Rewards Enhanced - Option 7          -          -         -          -          -          -
       Rewards Enhanced - Option 8          -          -         -          -          -          -
       Rewards Traditional -               87         13      6.37        273         19      14.36
       Option 1
       Rewards Traditional -                -          -         -          -          -          -
       Option 2
       Rewards Traditional -                -          -         -          -          -          -
       Option 4
       Rewards Traditional -                -          -         -          -          -          -
       Option 5
       Rewards Traditional -                -          -         -          -          -          -
       Option 6
       Rewards Traditional -                -          -         -          -          -          -
       Option 7
       Rewards Traditional -                -          -         -          -          -          -
       Option 8
       Valuemark II & III                   -          -         -          -          -          -
       Valuemark Income Plus                -          -         -          -          -          -
       Valuemark IV - Option 1              -          -         -          -          -          -
       Valuemark IV - Option 2              -          -         -          -          -          -
       Valuemark IV - Option 3              -          -         -          -          -          -
       Valuemark IV - Option 4              -          -         -          -          -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

6.      CONTRACT OWNERS' EQUITY (CONTINUED)

A summary by product and Portfolio of net assets (thousands), units outstanding (thousands), and unit values at December 31, 2005 is as follows:

                                      VAN KAMPEN LIT ENTERPRISE       VAN KAMPEN LIT GROWTH AND
                                              PORTFOLIO                    INCOME PORTFOLIO
                                   ------------------------------------------------------------------
                                                    UNITS                  NET       UNITS
                                     NET ASSETS  OUTSTANDING    AUV       ASSETS   OUTSTANDING    AUV
                                   ------------------------------------------------------------------
     Contracts:
       Valuemark IV - Option 5              -          -         -          -          -          -
       Valuemark IV - Option 6              -          -         -          -          -          -
       Valuemark IV - Option 7              -          -         -          -          -          -
       Valuemark IV - Option 8              -          -         -          -          -          -
       Valuemark IV - Option 9              -          -         -          -          -          -
       Valuemark IV - Option 10             -          -         -          -          -          -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:


                                                      At December 31                    For the year ended December 31
                                           --------------------------------------------------------------------------------------
                                              Units   Unit Fair                   Investment  Expense Ratio
                                         Outstanding  Value lowest                  Income      lowest to           Total Return
                                                      to highest      Net Assets    Ratio*      highest**       lowest to highest***
     AIM V.I. Capital Appreciation Fund
        2005                                     762 $6.80 to $7.39         5,430     0.05% 1.15% to    2.55%       6.10% to  7.59%
        2004                                     971 $6.41 to $6.87         6,470     0.00% 1.15% to    2.55%       3.93% to  5.40%
        2003                                   1,166 $6.17 to $6.51         7,416     0.00% 1.15% to    2.55%      26.26% to 28.04%
        2002                                   1,522 $4.94 to $5.09         7,605     0.00% 1.15% to    2.15%     -25.96% to -25.22%
        2001                                   1,447 $6.69 to $6.80         9,730     0.00% 1.15% to    2.00%     -24.81% to -24.16%
     AIM V.I. Growth Fund
        2005                                   1,578 $5.26 to $5.73         8,846     0.00% 1.15% to    2.55%       4.78% to  6.25%
        2004                                   2,064 $5.02 to $5.40        10,946     0.00% 1.15% to    2.55%       5.49% to  6.99%
        2003                                   2,484 $4.76 to $5.04        12,361     0.00% 1.15% to    2.55%      27.93% to 29.74%
        2002                                   3,067 $0.31 to $3.89        11,809     0.00% 1.15% to    2.15%     -32.44% to -31.76%
        2001                                   4,507 $0.49 to $5.70        25,569     0.19% 1.15% to    2.00%     -35.20% to -34.64%
     AIM V.I. International Growth Fund
        2005                                     326 $8.28 to $8.99         2,826     0.65% 1.15% to    2.55%      14.97% to 16.58%
        2004                                     365 $7.20 to $7.71         2,731     0.65% 1.15% to    2.55%      20.87% to 22.58%
        2003                                     407 $5.96 to $6.29         2,502     0.47% 1.15% to    2.55%      25.81% to 27.59%
        2002                                     575 $4.79 to $4.93         2,788     0.44% 1.15% to    2.15%     -17.47% to -16.64%
        2001                                     641 $5.82 to $5.92         3,753     0.39% 1.15% to    2.00%     -25.05% to -24.41%
     AIM V.I. Premier Equity Fund
        2005                                   1,110 $6.41 to $6.97         7,473     0.79% 1.15% to    2.55%       3.00% to  4.45%
        2004                                   1,334 $6.23 to $6.67         8,648     0.44% 1.15% to    2.55%       3.10% to  4.56%
        2003                                   1,615 $6.04 to $6.38        10,072     0.29% 1.15% to    2.55%      21.93% to 23.65%
        2002                                   1,914 $5.01 to $5.16         9,717     0.30% 1.15% to    2.15%     -31.74% to -31.06%
        2001                                   1,861 $7.36 to $7.48        13,780     0.23% 1.15% to    2.00%     -14.30% to -13.57%
     Alger American Growth Portfolio
        2005                                   1,088 $7.53 to $8.20         8,756     0.24% 1.15% to    2.35%       9.44% to 10.76%
        2004                                   1,394 $6.96 to $7.41        10,168     0.00% 1.15% to    2.35%       3.04% to  4.29%
        2003                                   1,661 $6.70 to $7.10        11,660     0.00% 1.15% to    2.55%      31.76% to 33.61%
        2002                                   2,095 $0.43 to $5.32        11,040     0.04% 1.15% to    2.15%     -34.42% to -33.76%
        2001                                   3,136 $0.69 to $8.02        25,100     0.27% 1.15% to    2.15%     -13.48% to -12.83%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:


                                                               At December 31                    For the year ended December 31
                                                 -----------------------------------------------------------------------------------
                                                 Units   Unit Fair       Net Assets  Investment  Expense Ratio
                                           Outstanding  Value lowest                Income       lowest to         Total Return
                                                         to highest                  Ratio*        highest**    lowest to highest***
     Alger American Leveraged AllCap
     Portfolio
        2005                                      461  $7.55 to  $7.81     3,627      0.00%  1.35% to  1.90%  12.30% to   12.92%
        2004                                      642  $6.51 to  $6.92     4,466      0.00%  1.35% to  2.55%   5.46% to    6.73%
        2003                                      789  $6.34 to  $6.48     5,095      0.00%  1.35% to  1.90%  32.19% to   32.92%
        2002                                      973  $0.39 to  $4.91     4,743      0.01%  1.15% to  2.15% -35.32% to  -34.67%
        2001                                    1,645  $0.65 to  $7.51    12,296      0.00%  1.15% to  2.15% -17.52% to  -16.90%
     Alger American MidCap Growth Portfolio
        2005                                      944 $11.34 to $12.32    11,240      0.00%  1.15% to  2.55%   7.07% to    8.57%
        2004                                    1,135 $10.59 to $11.35    12,515      0.00%  1.15% to  2.55%  10.19% to   11.75%
        2003                                    1,431  $9.61 to $10.16    14,208      0.00%  1.15% to  2.55%  44.07% to   46.10%
        2002                                    1,883  $6.75 to  $6.95    12,884      0.00%  1.15% to  2.15% -31.04% to  -30.35%
        2001                                    1,517  $9.82 to  $9.98    14,979      0.00%  1.15% to  2.00%  -8.38% to   -7.60%
     Alger American Small Capitalization
     Portfolio
        2005                                      164  $6.42 to  $6.98     1,108      0.00%  1.15% to  2.55%  13.95% to   15.55%
        2004                                      188  $5.64 to  $6.04     1,103      0.00%  1.15% to  2.55%  13.63% to   15.23%
        2003                                      228  $4.96 to  $5.24     1,169      0.00%  1.15% to  2.55%  38.76% to   40.71%
        2002                                      273  $3.62 to  $3.72       996      0.00%  1.15% to  2.15% -27.79% to  -27.07%
        2001                                      361  $5.02 to  $5.11     1,824      0.08%  1.15% to  2.00% -30.91% to  -30.32%
     Davis VA Financial Portfolio
        2005                                    7,369 $13.54 to $14.84   104,401      0.52%  1.15% to  2.70%   5.50% to    7.15%
        2004                                    6,719 $12.83 to $13.85    89,662      0.42%  1.15% to  2.70%   7.37% to    9.05%
        2003                                    4,421 $11.95 to $12.70    54,566      0.49%  1.15% to  2.70%  28.63% to   30.64%
        2002                                    2,007  $0.92 to  $9.72    19,152      0.41%  1.15% to  2.15% -18.61% to  -17.79%
        2001                                      656 $11.64 to $11.83     7,682      0.07%  1.15% to  2.00% -12.16% to  -11.40%
     Davis VA Real Estate Portfolio
        2005                                       97 $25.17 to $26.94     2,565      3.15%  1.40% to  2.55%  10.29% to   11.56%
        2004                                      120 $22.82 to $24.45     2,851      3.14%  1.15% to  2.55%  29.96% to   31.80%
        2003                                      167 $17.56 to $18.55     3,025      4.36%  1.15% to  2.55%  33.35% to   35.23%
        2002                                      286 $13.32 to $13.72     3,871      4.30%  1.15% to  2.15%   3.64% to    4.68%
        2001                                      342 $12.89 to $13.10     4,434      5.33%  1.15% to  2.00%   3.40% to    4.29%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:


                                                    At December 31                    For the year ended December 31
                                         -------------------------------------------------------------------------------------------
                                                Units   Unit Fair     Net Assets  Investment  Expense Ratio
                                          Outstanding  Value lowest                Income      lowest to         Total Return
                                                        to highest                 Ratio*       highest**     lowest to highest***
     Davis VA Value Portfolio
        2005                                   16,693 $11.28 to $12.37   197,991      0.95%  1.15% to  2.70%   6.54% to    8.20%
        2004                                   18,681 $10.59 to $11.43   206,291      0.84%  1.15% to  2.70%   9.33% to   11.04%
        2003                                   15,865  $9.69 to $10.29   159,028      1.08%  1.15% to  2.70%  26.30% to   28.27%
        2002                                    6,813  $0.76 to  $8.02    53,716      1.34%  1.15% to  2.15% -18.04% to  -17.22%
        2001                                    1,658  $9.54 to  $9.69    15,918      0.84%  1.15% to  2.00% -12.18% to  -11.42%
     Dreyfus IP Small Cap Stock Index
     Portfolio
        2005                                   19,435 $12.52 to $13.25   250,171      0.00%  1.15% to  2.70%   4.38% to    6.01%
        2004                                   15,361 $11.99 to $12.50   187,943      0.52%  1.15% to  2.70%  18.63% to   20.49%
        2003                                    8,390 $10.09 to $10.37    85,926      0.29%  1.15% to  2.70%  34.11% to   36.20%
        2002(3)                                 2,050  $0.73 to  $7.62    15,561      0.39%  1.15% to  2.15% -24.34% to  -23.84%
     Dreyfus Stock Index Fund
        2005                                   32,897 $11.01 to $11.65   374,037      1.40%  1.15% to  2.70%   1.66% to    3.24%
        2004                                   33,888 $10.83 to $11.29   375,897      1.60%  1.15% to  2.70%   7.40% to    9.10%
        2003                                   22,253 $10.08 to $10.35   228,025      1.34%  1.15% to  2.70%  24.64% to   26.59%
        2002(3)                                 5,535  $0.78 to  $8.17    45,061      1.35%  1.15% to  2.15% -19.52% to  -18.98%
     Franklin Global Communications
     Securities Fund
        2005                                    7,872 $16.75 to $21.73   162,884      2.70%  1.15% to  2.70%  12.71% to   14.51%
        2004                                    8,345 $14.86 to $18.98   152,822      1.00%  1.15% to  2.70%  11.13% to   13.06%
        2003                                    8,967 $13.38 to $16.82   146,612      0.91%  1.15% to  2.70%  36.70% to   38.84%
        2002                                   10,140  $0.32 to $12.11   120,339      0.95%  1.15% to  2.15% -34.94% to  -34.21%
        2001                                   13,400  $0.52 to $18.43   242,050      0.08%  1.15% to  2.00% -30.80% to  -30.21%
     Franklin Growth and Income Securities
     Fund
        2005                                   16,366 $26.92 to $34.92   543,927      2.72%  1.15% to  2.70%   0.76% to    2.33%
        2004                                   17,158 $26.72 to $34.12   563,821      2.56%  1.15% to  2.70%   7.66% to    9.36%
        2003                                   16,943 $24.82 to $31.20   516,790      3.20%  1.15% to  2.70%  22.35% to   24.31%
        2002                                   17,912  $0.68 to $25.11   445,102      3.08%  1.15% to  2.15% -17.51% to  -16.68%
        2001                                   20,129  $0.87 to $30.14   600,661      0.32%  1.15% to  2.00%  -4.22% to   -3.39%
     Franklin High Income Fund
        2005                                    9,108 $18.69 to $24.24   203,114      5.98%  1.15% to  2.70%   0.57% to    2.29%
        2004                                    9,464 $18.58 to $23.73   209,279      5.95%  1.15% to  2.70%   6.94% to    8.61%
        2003                                    8,768 $17.50 to $21.85   182,932      8.92%  1.15% to  2.65%  27.75% to   29.68%
        2002                                    6,675  $0.54 to $16.85   109,632     15.58%  1.15% to  2.15% -11.87% to  -10.81%
        2001                                    7,560  $0.65 to $18.93   139,801     17.19%  1.15% to  2.00%   2.11% to    2.98%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:


                                                               At December 31                    For the year ended December 31
                                                 -----------------------------------------------------------------------------------
                                                 Units   Unit Fair    Net Assets  Investment Expense Ratio
                                           Outstanding  Value lowest               Income     lowest to         Total Return
                                                         to highest                 Ratio*     highest**    lowest to highest***
     Franklin Income Securities Fund
        2005                                   20,445 $32.68 to $42.39   811,292      3.53%  1.15% to  2.70%  -1.10% to    0.45%
        2004                                   16,383 $33.05 to $42.20   661,455      3.11%  1.15% to  2.70%  10.81% to   12.55%
        2003                                   14,234 $30.04 to $37.50   520,291      5.28%  1.15% to  2.65%  28.27% to   30.26%
        2002                                   14,842  $0.80 to $28.80   419,657      9.67%  1.15% to  2.15%  -2.72% to   -1.75%
        2001                                   17,086  $0.87 to $29.31   493,404      7.33%  1.15% to  2.00%  -1.25% to   -0.40%
     Franklin Large Cap Growth Securities
     Fund
        2005                                   19,427 $16.23 to $18.86   350,975      0.64%  1.15% to  2.70%  -1.63% to   -0.09%
        2004                                   18,002 $16.50 to $18.87   330,333      0.51%  1.15% to  2.70%   5.05% to    6.72%
        2003                                   13,752 $15.71 to $17.69   241,490      0.73%  1.15% to  2.70%  23.56% to   25.49%
        2002                                   12,126  $0.70 to $14.10   172,346      0.82%  1.15% to  2.15% -24.82% to  -24.01%
        2001                                   14,363  $0.99 to $18.56   270,632      0.58%  1.15% to  2.00% -13.19% to  -12.45%
     Franklin Money Market Fund
        2005                                    2,450 $15.59 to $16.21    39,365      2.48%  1.15% to  1.49%   1.04% to    1.13%
        2004                                    3,203 $15.43 to $16.03    50,808      0.71%  1.15% to  1.49%  -0.76% to   -0.67%
        2003                                    4,280 $15.55 to $16.14    68,220      0.54%  1.15% to  1.49%  -0.96% to   -0.87%
        2002                                    6,422  $0.83 to $16.29   102,930      1.38%  1.15% to  1.49%  -0.28% to   -0.08%
        2001                                   11,438  $0.88 to $16.30   183,001      4.05%  1.15% to  1.49%   2.25% to    2.46%
     Franklin Real Estate Fund
        2005                                    9,882 $46.40 to $60.18   537,862      1.44%  1.15% to  2.70%  10.46% to   12.18%
        2004                                    8,516 $42.01 to $53.65   419,936      1.82%  1.15% to  2.70%  28.28% to   30.34%
        2003                                    5,990 $32.75 to $41.18   232,278      2.55%  1.15% to  2.70%  32.13% to   34.20%
        2002                                    4,471  $0.80 to $30.68   132,590      2.80%  1.15% to  2.15%  -0.10% to    0.90%
        2001                                    4,251  $0.84 to $30.41   126,659      4.21%  1.15% to  2.00%   5.74% to    6.67%
     Franklin Rising Dividends Securities
     Fund
        2005                                   21,765 $27.93 to $34.50   701,663      0.95%  1.15% to  2.70%   0.68% to    2.25%
        2004                                   20,424 $27.74 to $33.74   652,269      0.68%  1.15% to  2.70%   8.03% to    9.73%
        2003                                   16,203 $25.68 to $30.75   481,645      0.95%  1.15% to  2.70%  21.27% to   23.16%
        2002                                   13,216  $0.81 to $24.97   325,137      1.31%  1.15% to  2.15%  -3.68% to   -2.69%
        2001                                   12,700  $0.89 to $25.66   324,192      0.09%  1.15% to  2.00%  11.31% to   12.31%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:


                                                              At December 31                    For the year ended December 31
                                                ----------------------------------------------------------------------------------
                                                Units   Unit Fair                Investment Expense Ratio
                                          Outstanding  Value lowest                Income     lowest to         Total Return
                                                        to highest     Net Assets  Ratio*     highest**    lowest to highest***
     Franklin Small Cap Value Securities
     Fund
        2005                                   13,411 $14.74 to $16.60   211,689     0.81%   1.15% to  2.70%   5.88% to    7.53%
        2004                                   12,800 $13.92 to $15.44   189,938     0.19%   1.15% to  2.70%  20.44% to   22.36%
        2003                                    7,900 $11.56 to $12.62    97,449     0.26%   1.15% to  2.70%  28.60% to   30.63%
        2002                                    4,881  $0.70 to  $9.66    47,044     0.44%   1.15% to  2.15% -11.19% to  -10.30%
        2001                                    2,882  $0.84 to $10.77    31,558     0.51%   1.15% to  2.00%  11.53% to   12.61%
     Franklin Small-Mid Cap Growth
     Securities Fund
        2005                                   14,051 $18.87 to $22.02   296,641     0.00%   1.15% to  2.70%   2.00% to    3.63%
        2004                                   14,994 $18.50 to $21.26   308,650     0.00%   1.15% to  2.70%   8.50% to   10.20%
        2003                                   13,915 $17.05 to $19.29   263,494     0.00%   1.15% to  2.70%  33.59% to   35.69%
        2002                                   12,588  $0.61 to $14.22   177,839     0.45%   1.15% to  2.15% -30.20% to  -29.50%
        2001                                   12,429  $0.93 to $20.17   252,254     0.53%   1.15% to  2.00% -16.93% to  -16.20%
     Franklin U.S. Government Fund
        2005                                   21,379 $19.49 to $25.28   497,400     4.33%   1.15% to  2.70%  -0.32% to    1.24%
        2004                                   21,258 $19.55 to $24.97   495,079     5.03%   1.15% to  2.70%   0.71% to    2.29%
        2003                                   20,233 $19.42 to $24.41   468,662     5.31%   1.15% to  2.70%  -0.51% to    1.04%
        2002                                   19,304  $1.01 to $24.16   450,493     5.73%   1.15% to  2.15%   7.44% to    8.55%
        2001                                   17,036  $0.99 to $22.26   369,768     7.37%   1.15% to  2.00%   5.23% to    6.14%
     Franklin Zero Coupon Fund 2010
        2005                                    2,783 $29.63 to $38.43    96,876     4.24%   1.15% to  2.70%  -1.16% to    0.38%
        2004                                    2,118 $29.98 to $38.29    74,368     4.72%   1.15% to  2.70%   1.92% to    3.52%
        2003                                    1,956 $29.41 to $36.98    67,640     4.15%   1.15% to  2.70%   0.83% to    2.41%
        2002                                    1,844  $1.09 to $36.12    63,361     5.32%   1.15% to  2.15%  17.55% to   18.73%
        2001                                    1,585  $0.99 to $30.42    46,528     7.11%   1.15% to  2.00%   3.52% to    4.41%
     J.P. Morgan International Equity
     Portfolio
        2005                                       64  $9.17 to  $9.45       593     0.86%   1.40% to  1.90%   8.61% to    9.16%
        2004                                       72  $8.44 to  $8.66       615     0.53%   1.40% to  1.90%  16.14% to   16.72%
        2003                                       77  $7.27 to  $7.42       563     0.81%   1.40% to  1.90%  29.95% to   30.27%
        2002                                       90  $5.55 to  $5.72       507     0.44%   1.15% to  2.15% -20.05% to  -19.24%
        2001                                      124  $6.97 to  $7.08       871     0.96%   1.15% to  2.00% -20.75% to  -20.07%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005


7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:



                                                              At December 31                    For the year ended December 31
                                                ----------------------------------------------------------------------------------
                                                Units   Unit Fair                 Investment Expense Ratio
                                          Outstanding  Value lowest                 Income     lowest to         Total Return
     J.P. Morgan U.S. Large Cap Core                    to highest     Net Assets   Ratio*     highest**      lowest to highest***
     Equity Portfolio
        2005                                      107  $7.93 to  $8.29       861     1.26%   1.15% to  1.90%   -0.55% to    0.19%
        2004                                      130  $7.98 to  $8.28     1,049     0.75%   1.15% to  1.90%    7.42% to    8.23%
        2003                                      149  $7.42 to  $7.65     1,117     0.77%   1.15% to  1.90%   25.73% to   26.67%
        2002                                      166  $5.86 to  $6.04       986     0.08%   1.15% to  2.15%  -26.23% to  -25.49%
        2001                                      218  $7.97 to  $8.10     1,745     0.63%   1.15% to  2.00%  -13.66% to  -12.92%
     Jennison 20/20 Focus Portfolio
        2005                                    9,216 $13.50 to $14.29   127,963     0.00%   1.15% to  2.70%   18.04% to   19.88%
        2004                                    7,122 $11.44 to $11.92    83,106     0.00%   1.15% to  2.70%   12.30% to   14.05%
        2003                                    3,070 $10.18 to $10.45    31,676     0.00%   1.15% to  2.70%   25.37% to   27.32%
        2002(3)                                   645  $0.78 to  $8.21     5,267     0.00%   1.15% to  2.15%  -18.96% to  -18.41%
     Mutual Discovery Securities Fund
        2005                                   26,246 $19.81 to $22.76   571,760     1.31%   1.15% to  2.70%   12.89% to   14.66%
        2004                                   20,002 $17.55 to $19.85   385,579     1.08%   1.15% to  2.70%   15.04% to   16.90%
        2003                                   15,077 $15.25 to $16.99   252,965     1.79%   1.15% to  2.70%   25.55% to   27.51%
        2002                                   11,296  $0.72 to $13.32   151,745     1.54%   1.15% to  2.15%  -11.33% to  -10.32%
        2001                                   10,565  $0.85 to $14.87   160,131     2.12%   1.15% to  2.00%   -1.76% to   -0.92%
     Mutual Shares Securities Fund
        2005                                   39,133 $18.02 to $20.78   781,296     0.94%   1.15% to  2.70%    7.62% to    9.29%
        2004                                   30,814 $16.74 to $19.01   571,473     0.82%   1.15% to  2.70%    9.62% to   11.34%
        2003                                   26,227 $15.27 to $17.07   442,819     1.10%   1.15% to  2.70%   21.81% to   23.74%
        2002                                   22,902  $0.76 to $13.80   317,069     0.94%   1.15% to  2.15%  -13.69% to  -12.79%
        2001                                   23,782  $0.94 to $15.83   379,768     1.99%   1.15% to  2.00%    4.91% to    5.81%
     Oppenheimer Global Securities Fund/VA
        2005                                   19,339 $11.95 to $13.10   242,446     1.06%   1.15% to  2.70%   11.27% to   13.00%
        2004                                   21,679 $10.74 to $11.60   242,223     1.22%   1.15% to  2.70%   15.98% to   17.80%
        2003                                   17,616  $9.26 to  $9.84   168,620     0.57%   1.15% to  2.70%   39.21% to   41.38%
        2002                                    7,361  $0.66 to  $6.96    50,331     0.26%   1.15% to  2.15%  -23.79% to  -23.02%
        2001                                    1,348  $8.90 to  $9.04    12,067     0.47%   1.15% to  2.00%  -13.79% to  -13.05%
     Oppenheimer High Income Fund/VA
        2005                                    3,291 $11.32 to $12.40    39,330     6.94%   1.15% to  2.70%   -0.40% to    1.15%
        2004                                    4,150 $11.36 to $12.26    49,485     6.60%   1.15% to  2.70%    6.06% to    7.72%
        2003                                    4,885 $10.71 to $11.38    54,655     4.50%   1.15% to  2.70%   20.66% to   22.54%
        2002                                    1,496  $0.88 to  $9.32    13,818     6.66%   1.15% to  2.15%   -4.47% to   -3.51%
        2001                                      454  $9.47 to  $9.63     4,332     6.25%   1.15% to  2.00%   -0.06% to    0.80%


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:



                                                               At December 31                    For the year ended December 31
                                                 ----------------------------------------------------------------------------------
                                                 Units   Unit Fair                Investment  Expense Ratio
                                           Outstanding  Value lowest                Income     lowest to          Total Return
                                                         to highest     Net Assets  Ratio*     highest**     lowest to highest***
     Oppenheimer Main Street Fund/VA
        2005                                  18,526   $8.72 to  $9.56   169,622     1.39%   1.15% to  2.70%   3.16% to    4.77%
        2004                                  21,503   $8.45 to  $9.12   189,299     0.82%   1.15% to  2.70%   6.53% to    8.20%
        2003                                  18,350   $7.93 to  $8.43   151,190     0.70%   1.15% to  2.70%  23.34% to   25.27%
        2002                                   7,490   $0.64 to  $6.73    49,538     0.50%   1.15% to  2.15% -20.52% to  -19.73%
        2001                                   2,071   $8.25 to  $8.38    17,183     0.38%   1.15% to  2.00% -11.95% to  -11.19%
     PIMCO VIT All Asset Portfolio
        2005                                  17,865  $12.18 to $12.44   222,032     4.74%   1.40% to  2.70%   3.41% to    4.76%
        2004(5)                                7,585  $11.77 to $11.88    90,911     5.79%   1.40% to  2.70%  10.27% to   11.23%
     PIMCO VIT Commodity Portfolio
        2005(6)                                4,475  $10.95 to $11.04    49,229     2.57%   1.40% to  2.60%   9.31% to   10.18%
     PIMCO Vit Emerging Markets Bond
     Portfolio
        2005(6)                                2,030  $10.84 to $10.93    22,123     3.65%   1.40% to  2.60%   8.32% to    9.19%
     PIMCO Vit Global Bond Portfolio
        2005(6)                                1,350   $9.27 to  $9.35    12,591     1.98%   1.40% to  2.60%  -7.18% to   -6.43%
     PIMCO VIT High Yield Portfolio
        2005                                  16,429  $11.62 to $13.21   202,567     6.57%   1.15% to  2.70%   1.36% to    2.94%
        2004                                  15,047  $11.46 to $12.84   182,237     6.55%   1.15% to  2.70%   6.64% to    8.31%
        2003                                   9,969  $10.75 to $11.85   112,881     7.09%   1.15% to  2.70%  19.63% to   21.50%
        2002                                   3,528   $0.90 to  $9.75    33,182     8.26%   1.15% to  2.15%  -3.31% to   -2.34%
        2001                                     761   $0.98 to  $9.99     7,364     8.16%   1.15% to  2.00%   0.32% to    1.18%
     PIMCO VIT Real Return Portfolio
        2005                                  25,016  $10.94 to $11.37   281,377     2.82%   1.40% to  2.70%  -0.61% to    0.68%
        2004                                  18,257  $11.00 to $11.29   204,910     1.07%   1.40% to  2.70%   6.01% to    7.40%
        2003(4)                                5,111  $10.38 to $10.52    53,687     0.47%   1.40% to  2.70%   3.88% to    4.79%
     PIMCO VIT StocksPLUS Growth and
     Income Portfolio
        2005                                   2,427   $8.68 to  $9.46    22,100     2.25%   1.15% to  2.60%   0.84% to    2.31%
        2004                                   2,975   $8.61 to  $9.25    26,672     1.68%   1.15% to  2.60%   7.96% to    9.54%
        2003                                   3,294   $7.98 to  $8.44    27,133     2.24%   1.15% to  2.60%  27.10% to   28.89%
        2002                                   2,226   $0.60 to  $6.55    14,357     3.38%   1.15% to  2.15% -21.92% to  -21.13%
        2001                                     521   $0.81 to  $8.31     4,284     5.74%   1.15% to  2.00% -13.20% to  -12.45%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:


                                                               At December 31                    For the year ended December 31
                                                 ----------------------------------------------------------------------------------
                                                 Units   Unit Fair                 Investment  Expense Ratio
                                           Outstanding  Value lowest                 Income     lowest to         Total Return
                                                         to highest     Net Assets   Ratio*     highest**    lowest to highest***
     PIMCO VIT Total Return Portfolio
        2005                                   36,408 $12.30 to $13.85   474,744      3.44%  1.15% to  2.70%  -0.27% to    1.29%
        2004                                   31,550 $12.34 to $13.67   409,277      1.89%  1.15% to  2.70%   2.09% to    3.69%
        2003                                   25,802 $12.08 to $13.19   325,872      2.81%  1.15% to  2.70%   2.25% to    3.84%
        2002                                   15,379  $1.18 to $12.70   189,144      4.05%  1.15% to  2.15%   6.76% to    7.83%
        2001                                    2,410  $1.15 to $11.78    27,627      4.62%  1.15% to  2.00%   6.23% to    7.15%
     Seligman Global Technology Portfolio
        2005                                      537  $5.52 to  $5.86     3,070      0.00%  1.35% to  2.35%   5.63% to    6.69%
        2004                                      735  $5.18 to  $5.55     3,959      0.00%  1.15% to  2.55%   1.35% to    2.79%
        2003                                      865  $5.11 to  $5.40     4,560      0.00%  1.15% to  2.55%  32.69% to   34.56%
        2002                                    1,050  $3.89 to  $4.01     4,139      0.00%  1.15% to  2.15% -33.09% to  -32.42%
        2001                                    1,232  $5.84 to  $5.93     7,236      0.00%  1.15% to  2.00% -23.60% to  -22.95%
     Seligman Smaller-Cap Value Portfolio
        2005                                    7,502 $21.31 to $23.36   167,646      9.61%  1.15% to  2.70%  -6.53% to   -5.07%
        2004                                    9,464 $22.80 to $24.60   224,465      0.00%  1.15% to  2.70%  16.75% to   18.58%
        2003                                    8,463 $19.53 to $20.75   170,777      0.00%  1.15% to  2.70%  45.95% to   48.23%
        2002                                    4,236  $1.32 to $14.00    58,193      0.00%  1.15% to  2.15% -17.17% to  -16.34%
        2001                                      842 $16.46 to $16.73    13,936      0.00%  1.15% to  2.00%  21.06% to   22.10%
     SP Strategic Partners Focused Growth
     Portfolio
        2005                                    5,876  $6.90 to  $7.46    42,142      0.00%  1.15% to  2.70%  11.77% to   13.52%
        2004                                    4,978  $6.17 to  $6.57    31,717      0.00%  1.15% to  2.70%   6.97% to    8.64%
        2003                                    2,377  $5.79 to  $6.05    14,067      0.00%  1.15% to  2.60%  22.23% to   24.02%
        2002                                    1,331  $0.56 to  $4.88     6,407      0.00%  1.15% to  2.15% -27.11% to  -26.37%
        2001                                      268  $0.82 to  $6.62     1,766      0.00%  1.15% to  2.00% -17.40% to  -16.69%
     SP William Blair International Growth
     Portfolio
        2005                                    2,982  $6.85 to  $7.41    21,271      0.24%  1.15% to  2.70%  12.72% to   14.47%
        2004                                    3,563  $6.08 to  $6.47    22,395      0.00%  1.15% to  2.70%  13.02% to   14.79%
        2003                                    3,057  $5.38 to  $5.64    16,888      0.00%  1.15% to  2.70%  35.43% to   37.55%
        2002                                      830  $0.50 to  $4.10     3,375      0.00%  1.15% to  2.15% -24.48% to  -23.72%
        2001                                      158  $0.71 to  $5.37       846      0.30%  1.15% to  2.00% -37.20% to  -36.66%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:


                                                               At December 31                    For the year ended December 31
                                                 ----------------------------------------------------------------------------------
                                                 Units   Unit Fair                 Investment  Expense Ratio      =
                                           Outstanding  Value lowest                 Income     lowest to         Total Return
                                                         to highest     Net Assets   Ratio*     highest**    lowest to highest***
     Templeton Global Asset Allocation Fund
        2005                                      897 $17.87 to $22.16    17,048      3.91%  1.15% to  1.49%   2.17% to    2.41%
        2004                                    1,066 $17.46 to $21.65    19,700      2.98%  1.15% to  1.49%  14.16% to   14.39%
        2003                                    1,279 $15.29 to $18.92    20,577      2.78%  1.15% to  1.49%  30.18% to   30.47%
        2002                                    1,554  $0.58 to $14.51    19,101      1.98%  1.15% to  1.49%  -5.67% to   -5.48%
        2001                                    2,107  $0.65 to $15.35    27,296      1.53%  1.15% to  1.49% -11.16% to  -10.98%
     Templeton Developing Markets
     Securities Fund
        2005                                   18,819 $15.10 to $18.06   317,296      1.29%  1.15% to  2.70%  24.04% to   25.99%
        2004                                   13,491 $12.17 to $14.34   183,668      1.80%  1.15% to  2.70%  21.38% to   23.28%
        2003                                    9,753 $10.03 to $11.63   110,280      1.22%  1.15% to  2.70%  48.91% to   51.60%
        2002                                    8,256  $0.48 to  $7.69    62,503      1.61%  1.15% to  2.15%  -2.27% to   -1.29%
        2001                                    8,223  $0.51 to  $7.79    63,526      0.99%  1.15% to  2.00%  -9.91% to   -9.14%
     Templeton Foreign Securities Fund
        2005                                   17,208 $19.71 to $24.44   402,655      1.25%  1.15% to  2.70%   7.24% to    8.94%
        2004                                   16,757 $18.38 to $22.44   365,141      1.14%  1.15% to  2.70%  15.36% to   17.22%
        2003                                   16,262 $16.02 to $19.16   306,069      1.87%  1.15% to  2.65%  28.75% to   30.71%
        2002                                   17,480  $0.52 to $14.66   253,298      1.80%  1.15% to  2.15% -20.29% to  -19.49%
        2001                                   19,656  $0.69 to $18.20   354,538      3.21%  1.15% to  2.00% -17.67% to  -16.93%
     Templeton Global Income Securities
     Fund
        2005                                    1,092 $26.83 to $27.92    29,837      6.41%  1.15% to  1.49%  -4.37% to   -4.18%
        2004                                    1,345 $28.05 to $29.14    38,359     11.07%  1.15% to  1.49%  13.19% to   13.49%
        2003                                    1,586 $24.74 to $25.69    39,856      7.75%  1.15% to  1.49%  20.80% to   21.04%
        2002                                    1,902  $1.00 to $21.23    39,458      1.18%  1.15% to  1.49%  19.52% to   19.76%
        2001                                    2,539  $0.88 to $17.72    43,946      3.77%  1.15% to  1.49%   0.86% to    1.11%
     Templeton Growth Securities Fund
        2005                                   26,041 $20.92 to $25.07   626,812      1.16%  1.15% to  2.70%   5.97% to    7.62%
        2004                                   20,998 $19.74 to $23.29   478,645      1.20%  1.15% to  2.70%  12.93% to   14.70%
        2003                                   18,504 $17.65 to $20.31   373,933      1.67%  1.15% to  2.60%  28.74% to   30.78%
        2002                                   18,881  $0.65 to $15.55   294,472      2.38%  1.15% to  2.15% -20.22% to  -19.42%
        2001                                   21,215  $0.87 to $19.30   410,225      2.15%  1.15% to  2.00%  -3.28% to   -2.37%
     USAZ AIM Basic Value Fund
        2005                                   15,914 $10.74 to $11.36   175,485      0.00%  1.15% to  2.70%   2.49% to    4.09%
        2004                                   15,701 $10.47 to $10.92   167,732      0.00%  1.15% to  2.70%   7.88% to    9.57%
        2003                                    9,209  $9.69 to  $9.96    90,566      0.00%  1.15% to  2.70%  29.48% to   31.51%
        2002(3)                                 2,785  $0.72 to  $7.58    21,035      0.17%  1.15% to  2.15% -24.73% to  -24.22%


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:



                                                           At December 31                    For the year ended December 31
                                             ----------------------------------------------------------------------------------
                                             Units   Unit Fair                  Investment Expense Ratio
                                       Outstanding  Value lowest                  Income     lowest to         Total Return
                                                     to highest     Net Assets    Ratio*     highest**    lowest to highest***
USAZ AIM International Equity Fund
   2005                                     8,473  $13.35 to $14.13  116,487       0.25%  1.15% to  2.70%  13.27% to  15.04%
   2004                                     4,677  $11.79 to $12.29   56,469       0.00%  1.15% to  2.70%  18.86% to  20.73%
   2003                                     2,162   $9.92 to $10.18   21,775       0.37%  1.15% to  2.70%  23.76% to  25.69%
   2002(3)                                  1,012   $0.77 to  $8.10    8,153       0.00%  1.15% to  2.15% -19.56% to -19.02%
USAZ Davis NY Venture Fund
   2005                                    23,999  $11.13 to $11.87  276,557       0.13%  1.15% to  2.70%   6.77% to   8.43%
   2004                                    13,974  $10.43 to $10.95  149,818       0.23%  1.15% to  2.70%   7.60% to   9.29%
   2003                                     4,799  $9.69 to  $10.02   47,930       0.79%  1.15% to  2.70%  25.98% to  27.95%
   2002                                     2,020  $0.72 to  $7.83    15,791       0.85%  1.15% to  2.15% -25.79% to -25.05%
   2001(2)                                    313  $1.03 to  $10.45    3,368       1.35%  1.15% to  2.00%   4.35% to   4.48%
USAZ Dreyfus Founders Equity Growth
Fund
   2005                                     9,188  $9.14 to  $9.75    86,799       0.28%  1.15% to  2.70%  1.78% to   3.37%
   2004                                     8,196  $8.98 to  $9.43    75,508       0.00%  1.15% to  2.70%   4.84% to   6.48%
   2003                                     5,902  $8.55 to  $8.86    51,481       0.00%  1.15% to  2.70%  20.94% to  22.83%
   2002                                     2,662  $0.66 to  $7.21    19,091       0.00%  1.15% to  2.15% -32.18% to -31.49%
   2001(2)                                    241  $1.04 to  $10.53    2,536       0.00%  1.15% to  2.00%   5.18% to   5.31%
USAZ Dreyfus Premier Small Cap Value
Fund
   2005                                     4,551  $12.03 to $12.29   55,521       0.00%  1.40% to  2.70%   0.64% to   1.96%
   2004(5)                                  2,551  $11.95 to $12.06   30,731       0.20%  1.40% to  2.70%  18.84% to  19.87%
USAZ Franklin Small Cap Value Fund
   2005                                    14,272  $15.74 to $16.29  229,386       0.54%  1.40% to  2.70%   4.19% to   5.55%
   2004                                     8,311  $15.10 to $15.44  127,319       0.00%  1.40% to  2.70%  19.81% to  21.38%
   2003(4)                                  2,023  $12.61 to $12.72   25,647       1.09%  1.40% to  2.65%  26.08% to  27.18%
USAZ Fusion Balanced Fund
   2005(6)                                 10,884  $10.54 to $10.63  115,359       0.00%  1.40% to  2.60%   5.47% to   6.31%
USAZ Fusion Growth Fund
   2005(6)                                 30,467  $11.02 to $11.11  337,345       0.00%  1.40% to  2.60%  10.18% to  11.06%
USAZ Fusion Moderate Fund
   2005(6)                                 27,565  $10.72 to $10.81  296,907       0.00%  1.40% to  2.60%   7.24% to   8.09%
USAZ Jennison 20/20 Focus Fund
   2005(6)                                  6,387  $12.15 to $12.25   77,994       0.24%  1.40% to  2.60%  21.50% to  22.47%
USAZ Jennison Growth Fund
   2005(6)                                  3,038  $11.87 to $11.97   36,245       0.00%  1.40% to  2.60%  18.74% to  19.68%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:



                                                         At December 31                    For the year ended December 31
                                           ----------------------------------------------------------------------------------
                                           Units   Unit Fair                Investment Expense Ratio
                                     Outstanding  Value lowest                Income     lowest to         Total Return
                                                   to highest     Net Assets  Ratio*     highest**    lowest to highest***
USAZ Legg Mason Growth Fund
   2005                                     6,801 $11.30 to $11.97   78,816       0.00% 1.15% to  2.70%   8.11% to   9.79%
   2004                                     4,610 $10.46 to $10.90   49,005       0.00% 1.15% to  2.70%   5.19% to   6.84%
   2003                                     3,028  $9.89 to $10.20   30,448       0.00% 1.15% to  2.70%  32.85% to  34.92%
   2002(3)                                    611  $0.72 to  $7.56    4,617       0.00% 1.15% to  2.15% -24.89% to -24.38%
USAZ Legg Mason Value Fund
   2005                                    17,146 $11.35 to $12.11  202,687       0.00% 1.15% to  2.70%   3.44% to   5.05%
   2004                                     6,954 $10.97 to $11.52   78,239       0.40% 1.15% to  2.70%  12.08% to  13.83%
   2003                                     3,216  $9.79 to $10.12   32,072       1.41% 1.15% to  2.70%  22.53% to  24.45%
   2002                                     1,044  $0.75 to  $8.13    8,485       1.46% 1.15% to  2.15% -20.61% to -19.81%
   2001(2)                                    204  $1.00 to $10.14    2,095       1.98% 1.15% to  2.00%   1.32% to   1.45%
USAZ Money Market Fund
   2005                                    30,862  $9.68 to $10.61  314,957       2.56% 1.15% to  2.70%  -0.15% to   1.40%
   2004                                    22,705  $9.69 to $10.46  229,969       0.70% 1.15% to  2.70%  -2.01% to  -0.48%
   2003                                    17,621  $9.89 to $10.51  180,963       0.34% 1.15% to  2.70%  -2.33% to  -0.80%
   2002                                    18,279  $0.97 to $10.60  191,865       0.80% 1.15% to  2.15%  -1.30% to  -0.31%
   2001                                    11,347  $1.04 to $10.63  120,221       2.47% 1.15% to  2.00%   1.22% to   2.09%
USAZ OCC Renaissance Fund
   2005                                    28,222 $12.97 to $13.83  378,409       0.00% 1.15% to  2.70%  -6.05% to  -4.59%
   2004                                    31,776 $13.80 to $14.49  450,406       0.00% 1.15% to  2.70%  11.69% to  13.44%
   2003                                    20,137 $12.36 to $12.78  253,775       0.03% 1.15% to  2.70%  54.43% to  56.85%
   2002                                     9,622  $0.75 to  $8.15   77,896       0.05% 1.15% to  2.15% -26.67% to -25.94%
   2001(2)                                    693  $1.09 to $11.00    7,711       0.00% 1.15% to  2.00%   9.86% to  10.01%
USAZ OCC Value Fund
   2005                                    16,528 $12.78 to $13.63  218,377       0.24% 1.15% to  2.70%  -0.06% to   1.50%
   2004                                    17,197 $12.79 to $13.43  225,711       0.18% 1.15% to  2.70%  13.41% to  15.18%
   2003                                     7,331 $11.28 to $11.66   84,335       0.72% 1.15% to  2.70%  41.34% to  43.55%
   2002                                     2,869  $0.75 to  $8.12   23,233       0.59% 1.15% to  2.15% -26.50% to -25.76%
   2001(2)                                    328  $1.08 to $10.94    3,683       0.25% 1.15% to  2.00%   9.29% to   9.43%
USAZ Oppenheimer Emerging Growth Fund
   2005                                     9,449 $13.44 to $14.23  130,378       0.00% 1.15% to  2.70%   2.29% to   3.88%
   2004                                     9,047 $13.14 to $13.70  121,339       0.00% 1.15% to  2.70%   4.89% to   6.53%
   2003                                     5,129 $12.53 to $12.86   65,206       0.00% 1.15% to  2.70%  57.71% to  60.18%
   2002(3)                                    978  $0.77 to  $8.06    7,808       0.00% 1.15% to  2.15% -20.25% to -19.72%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:



                                                              At December 31                    For the year ended December 31
                                                ----------------------------------------------------------------------------------
                                                Units   Unit Fair                  Investment  Expense Ratio
                                          Outstanding  Value lowest                  Income     lowest to          Total Return
                                                        to highest     Net Assets    Ratio*     highest**     lowest to highest***
     USAZ Oppenheimer Emerging
     Technologies Fund
        2005                                    5,916  $7.77 to  $8.27    47,113      0.00%  1.15% to  2.65%  -1.92% to   -0.45%
        2004                                    5,891  $7.91 to  $8.30    47,555      0.00%  1.15% to  2.70%  -6.88% to   -5.42%
        2003                                    4,592  $8.40 to  $8.78    39,590      0.00%  1.15% to  2.70%  38.17% to   40.33%
        2002                                    1,383  $0.58 to  $6.26     8,595      0.00%  1.15% to  2.15% -42.38% to  -41.81%
        2001(2)                                   408  $1.06 to $10.75     4,380      0.00%  1.15% to  2.00%   7.37% to    7.51%
     USAZ Oppenheimer Global Fund
        2005                                   11,685 $12.47 to $12.74   147,589      0.00%  1.40% to  2.70%   9.63% to   11.06%
        2004(5)                                 6,766 $11.37 to $11.47    77,384      0.00%  1.40% to  2.70%  13.75% to   14.73%
     USAZ Oppenheimer International Growth
     Fund
        2005                                    4,896 $13.79 to $14.71    69,842      0.00%  1.15% to  2.70%  11.14% to   12.88%
        2004                                    2,956 $12.41 to $13.03    37,771      0.34%  1.15% to  2.70%  11.43% to   13.17%
        2003                                    1,280 $11.15 to $11.52    14,664      0.87%  1.15% to  2.65%  30.28% to   32.24%
        2002                                      220  $0.80 to  $8.72     2,027      0.76%  1.15% to  2.15% -15.73% to  -14.88%
        2001(2)                                    19  $1.01 to $10.23       196      0.00%  1.15% to  2.00%   2.19% to    2.32%
     USAZ Oppenheimer Main Street Fund
        2005                                    8,614 $10.95 to $11.19    95,465      0.00%  1.40% to  2.70%   2.65% to    3.99%
        2004(5)                                 5,977 $10.67 to $10.76    64,069      1.08%  1.40% to  2.70%   6.68% to    7.60%
     USAZ Salomon Brothers Large Cap
     Growth Fund
        2005                                   16,249 $10.44 to $11.05   173,953      0.30%  1.15% to  2.70%   6.79% to    8.45%
        2004                                   13,474  $9.77 to $10.19   134,211      0.00%  1.15% to  2.70%   1.59% to    3.18%
        2003                                    6,800  $9.56 to  $9.87    66,220      0.06%  1.15% to  2.70%  21.07% to   22.96%
        2002(3)                                 1,466  $0.77 to  $8.03    11,761      0.06%  1.15% to  2.15% -20.24% to  -19.70%
     USAZ Salomon Brothers Small Cap
     Growth Fund
        2005(6)                                 1,890 $11.04 to $11.12    20,959      0.00%  1.40% to  2.60%  10.38% to   11.26%
     USAZ Van Kampen Aggressive Growth Fund
        2005                                   11,710  $8.43 to  $9.06   101,940      0.00%  1.15% to  2.70%   8.00% to    9.69%
        2004                                   11,252  $7.81 to  $8.26    90,272      0.00%  1.15% to  2.70%  11.27% to   13.01%
        2003                                    6,799  $7.02 to  $7.31    48,750      0.00%  1.15% to  2.70%  33.93% to   36.02%
        2002                                    2,285  $0.48 to  $5.38    12,171      0.00%  1.15% to  2.15% -33.78% to  -33.12%
        2001(1)                                   269  $0.77 to  $8.04     2,154      0.00%  1.15% to  2.00% -20.08% to  -19.62%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:



                                                             At December 31                    For the year ended December 31
                                               ----------------------------------------------------------------------------------
                                               Units   Unit Fair                  Investment   Expense Ratio
                                         Outstanding  Value lowest                  Income      lowest to         Total Return
                                                       to highest     Net Assets    Ratio*      highest**      lowest to highest***
     USAZ Van Kampen Comstock Fund
        2005                                   43,085 $10.59 to $11.39   473,191      0.41%  1.15% to  2.70%   1.16% to    2.74%
        2004                                   34,900 $10.47 to $11.08   378,088      0.42%  1.15% to  2.70%  13.99% to   15.77%
        2003                                   21,322  $9.18 to  $9.57   201,488      1.07%  1.15% to  2.70%  27.06% to   29.04%
        2002                                    9,962  $0.66 to  $7.42    73,195      1.13%  1.15% to  2.15% -21.58% to  -20.79%
        2001(1)                                 1,824  $0.89 to  $9.36    17,053      1.15%  1.15% to  2.00%  -6.88% to   -6.35%
     USAZ Van Kampen Emerging Growth Fund
        2005                                   21,060  $7.98 to  $8.58   173,835      0.00%  1.15% to  2.70%   4.38% to    6.00%
        2004                                   20,328  $7.64 to  $8.09   159,680      0.00%  1.15% to  2.70%   3.98% to    5.61%
        2003                                   14,566  $7.35 to  $7.66   109,442      0.00%  1.15% to  2.70%  23.23% to   25.15%
        2002                                    5,961  $0.54 to  $6.12    36,135      0.00%  1.15% to  2.15% -33.76% to  -33.09%
        2001(1)                                   674  $0.87 to  $9.15     6,173      0.00%  1.15% to  2.00%  -9.02% to   -8.51%
     USAZ Van Kampen Equity and Income Fund
        2005                                   14,278 $11.14 to $11.38   161,504      0.00%  1.40% to  2.70%   3.91% to    5.27%
        2004(5)                                 7,557 $10.72 to $10.81    81,460      0.94%  1.40% to  2.70%   7.18% to    8.11%
     USAZ Van Kampen Global Franchise Fund
        2005                                   17,131 $14.44 to $14.95   252,646      0.00%  1.40% to  2.70%   8.68% to   10.10%
        2004                                    9,069 $13.29 to $13.58   122,121      0.00%  1.40% to  2.70%   9.21% to   10.64%
        2003(4)                                 1,963 $12.17 to $12.27    24,028      0.04%  1.40% to  2.70%  21.68% to   22.75%
     USAZ Van Kampen Growth and Income Fund
        2005                                   25,803 $11.63 to $12.50   311,483      0.35%  1.15% to  2.70%   6.33% to    7.99%
        2004                                   20,145 $10.93 to $11.58   227,029      0.35%  1.15% to  2.70%  10.78% to   12.51%
        2003                                   14,416  $9.87 to $10.29   145,703      1.06%  1.15% to  2.70%  24.06% to   26.00%
        2002                                    5,910  $0.73 to  $8.16    47,870      0.94%  1.15% to  2.15% -16.52% to  -15.68%
        2001(1)                                 1,627  $0.92 to  $9.68    15,836      1.09%  1.15% to  2.00%  -3.71% to   -3.16%
     USAZ Van Kampen Mid Cap Growth Fund
        2005                                   16,140 $11.74 to $12.63   196,210      0.00%  1.15% to  2.70%  14.42% to   16.20%
        2004                                    8,449 $10.26 to $10.87    89,260      0.00%  1.15% to  2.70%  18.00% to   19.84%
        2003                                    5,883  $8.69 to  $9.07    52,273      0.00%  1.15% to  2.70%  25.01% to   26.97%
        2002                                    2,699  $0.64 to  $7.14    19,098      0.00%  1.15% to  2.15% -25.86% to  -25.11%
        2001(1)                                   572  $0.91 to  $9.54     5,455      0.00%  1.15% to  2.00%  -5.18% to   -4.64%


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2005

7.      FINANCIAL HIGHLIGHTS (CONTINUED)

A summary of units outstanding (thousands), unit values, net assets (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 is as follows:


                                                              At December 31                    For the year ended December 31
                                                ----------------------------------------------------------------------------------
                                                Units   Unit Fair                  Investment   Expense Ratio
                                          Outstanding  Value lowest                  Income     lowest to         Total Return
                                                        to highest     Net Assets    Ratio*     highest**      lowest to highest***
     Van Kampen LIT Emerging Growth
     Portfolio
        2005                                      863  $7.24 to  $7.73     6,486      0.01%  1.15% to  2.55%   4.93% to    6.41%
        2004                                    1,047  $6.90 to  $7.27     7,455      0.00%  1.15% to  2.55%   4.08% to    5.55%
        2003                                    1,289  $6.63 to  $6.88     8,731      0.00%  1.15% to  2.55%  23.84% to   25.58%
        2002                                    1,532  $0.49 to  $5.48     8,332      0.06%  1.15% to  2.15% -34.09% to  -33.42%
        2001(1)                                 1,222  $0.79 to  $8.23    10,019      0.00%  1.15% to  2.00% -18.87% to  -18.41%
     Van Kampen LIT Enterprise Portfolio
        2005                                       35  $6.27 to  $6.46       226      0.87%  1.40% to  1.90%   6.12% to    6.65%
        2004                                       45  $5.91 to  $6.06       269      0.36%  1.40% to  1.90%   2.09% to    2.60%
        2003                                       52  $5.79 to  $5.91       305      0.65%  1.40% to  1.90%  23.51% to   24.13%
        2002                                       65  $4.66 to  $4.79       309      0.45%  1.15% to  2.15% -30.83% to  -30.14%
        2001                                       96  $6.76 to  $6.86       651      0.23%  1.15% to  2.00% -21.93% to  -21.33%
     Van Kampen LIT Growth and Income
     Portfolio
        2005                                       82 $14.15 to $14.79     1,183      1.14%  1.15% to  1.90%   7.92% to    8.73%
        2004                                       99 $13.11 to $13.60     1,313      1.00%  1.15% to  1.90%  12.22% to   13.07%
        2003                                      139 $11.68 to $12.03     1,641      1.00%  1.15% to  1.90%  25.62% to   26.57%
        2002                                      160  $9.23 to  $9.50     1,488      1.09%  1.15% to  2.15% -16.32% to  -15.48%
        2001                                      203 $11.08 to $11.24     2,263      0.04%  1.15% to  2.00%  -7.59% to   -6.89%

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

1. Period from May 1, 2001 (fund  commencement)  to December  31, 2001
2. Period from  November 5, 2001 (fund  commencement)  to December 31, 2001
3. Period from May 1, 2002 (fund  commencement) to December 31, 2002
4. Period from May 1, 2003 (fund commencement) to December 31, 2003
5. Period  from May 3, 2004 (fund  commencement)  to  December  31, 2004
6. Period from May 2, 2005 (fund commencement) to December 31, 2005

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Financial Statements

                           December 31, 2005 and 2004

     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Stockholder
Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2005 and 2004, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for non-traditional long-duration insurance contracts in 2004.



Minneapolis, Minnesota
March 15, 2006

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2005 and 2004
                        (in thousands, except share data)


                                      Assets                                   2005               2004
------------------------------------------------------------------------------------------------------------

Investments:
      Fixed-maturity securities, at fair value                           $    31,961,370         24,142,527
      Mortgage loans on real estate, net                                       2,127,784          1,192,932
      Securities held under agreements
           to repurchase, at fair value                                          562,126            204,625
      Options, non-affiliated                                                    534,242            580,846
      Options, affiliated                                                          1,314              9,881
      Equity securities, at fair value                                           494,294            856,245
      Loans to affiliates                                                        360,000            360,000
      Real estate (net of accumulated depreciation of
           $39,747 in 2005 and $34,792 in 2004)                                  350,692            343,085
      Short-term securities                                                      144,214            800,463
      Policy loans                                                               115,393             85,619
      Partnerships                                                                47,259             43,149
      Investment in equity method investees                                        8,990             14,922
      Preferred stock of affiliate                                                     -            630,029
------------------------------------------------------------------------------------------------------------
                Total investments                                             36,707,678         29,264,323

Cash                                                                             137,833             62,841
Accrued investment income                                                        366,828            269,376
Receivables (net of allowance for uncollectible
      accounts of $0 in 2005 and 2004)                                           168,373            146,370
Reinsurance recoverable:
      Recoverable on policyholder liabilities, affiliated                         13,180             11,456
      Recoverable on policyholder liabilities, non-affiliated                  4,074,004          4,373,907
      Receivable on policyholder liabilities, affiliated                             933                997
      Receivable on policyholder liabilities, non-affiliated                      13,222             22,966
Deferred acquisition costs                                                     4,326,771          3,077,824
Deferred sales inducements                                                       590,537            372,278
Goodwill                                                                         428,323            358,198
Home office property and equipment (net of accumulated
      depreciation of $41,675 in 2005 and $46,776 in 2004)                       136,058            109,356
Value of business acquired and other intangible assets (net of
      accumulated amortization of $141,980 in 2005 and $135,098 in 2004)         105,892             83,361
Other assets                                                                     275,871            192,183
------------------------------------------------------------------------------------------------------------
                Assets, exclusive of separate account assets                  47,345,503         38,345,436

Separate account assets                                                       16,221,972         12,738,275
------------------------------------------------------------------------------------------------------------

                Total assets                                             $    63,567,475         51,083,711
------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 2002 and 2001
                        (in thousands except share data)

               Liabilities and Stockholder's Equity                         2005               2004
---------------------------------------------------------------------------------------------------------

Policyholder liabilities:
      Policy and contract account balances                            $    39,100,910         30,622,454
      Future policy benefit reserves                                        2,946,958          2,839,836
      Policy and contract claims                                              395,858            299,332
      Other policyholder funds                                                259,826            292,580
      Unearned premiums                                                        53,486             48,227
---------------------------------------------------------------------------------------------------------
           Total policyholder liabilities                                  42,757,038         34,102,429

Securities held under agreements to repurchase                                559,615            206,651
Accrued expenses                                                              130,273             81,675
Mortgage notes payable                                                        106,664             87,271
Deferred income on reinsurance                                                100,249            104,630
Commissions due and accrued                                                    92,301            112,053
Reinsurance payable                                                            71,162             75,819
Option liability                                                               34,633             32,102
Other liabilities                                                             188,443            310,065
---------------------------------------------------------------------------------------------------------
                Liabilities, exclusive of separate account liabilities     44,040,378         35,112,695
      Separate account liabilities                                         16,221,972         12,738,275
---------------------------------------------------------------------------------------------------------
                Total liabilities                                          60,262,350         47,850,970
---------------------------------------------------------------------------------------------------------

Commitments and contingencies
---------------------------------------------------------------------------------------------------------

Stockholder's equity:
      Common stock, $1 par value, 40,000,000 shares
           authorized; 20,000,000 issued and outstanding
           at December 31, 2005 and 2004                                       20,000             20,000
      Class A, Series A Preferred stock, $1 par value, 8,909,195 shares authorized, issued, and outstanding;
           liquidation preference of $72,110 and $166,126
           at December 31, 2005 and 2004, respectively                          8,909              8,909
      Class A, Series B Preferred stock, $1 par value, 10,000,000 shares authorized;  9,994,289 issued and outstanding;
           liquidation preference of $416,856 and $392,000
           at December 31, 2005 and 2004, respectively                          9,994              9,994
      Loan to affiliate                                                      (250,000)          (250,000)
      Additional paid-in capital                                            2,123,371          2,123,371
      Retained earnings                                                     1,259,705            997,249
      Accumulated other comprehensive income                                  133,146            323,218
---------------------------------------------------------------------------------------------------------
                Total stockholder's equity                                  3,305,125          3,232,741

---------------------------------------------------------------------------------------------------------
                Total liabilities and stockholder's equity            $    63,567,475         51,083,711
---------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Operations

                  Years ended December 31, 2005, 2004, and 2003
                        (in thousands except share data)

                                                                          2005           2004            2003
------------------------------------------------------------------------------------------------------------------

Revenue:
     Life insurance premiums                                        $       52,557         327,764        533,768
     Other life policy considerations                                       76,556          66,461         60,539
     Annuity considerations and policy fees                                308,493         277,661        238,400
     Accident and health premiums                                          483,510         424,028        385,593
------------------------------------------------------------------------------------------------------------------
            Total premiums and considerations                              921,116       1,095,914      1,218,300
                                                                           554,126         554,126
     Premiums and annuity considerations, affiliated, ceded                    712           7,846          6,224
     Premiums and annuity considerations, non-affiliated, ceded            272,555         555,600        547,902
------------------------------------------------------------------------------------------------------------------
            Net premiums and considerations                                647,849         532,468        664,174

     Investment income, net, affiliated                                     18,955          27,539         17,036
     Investment income, net, non-affiliated                              1,406,993       1,081,081      1,052,473
     Realized investment gains, net                                         61,261          42,583         56,134
     Fee and commission revenue, affiliated                                  2,322           1,109            523
     Fee and commission revenue, non-affiliated                             98,805          98,356         71,360
     Amortization of deferred gain on reinsurance                           16,647         249,036         37,868
     Other                                                                  22,597          21,602         19,465
------------------------------------------------------------------------------------------------------------------
            Total revenue                                                2,275,429       2,053,774      1,919,033
------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
     Life insurance benefits                                               156,142        (280,614)       493,468
     Annuity benefits                                                      948,690         907,851        959,858
     Accident and health insurance benefits                                422,480         338,551        311,407
------------------------------------------------------------------------------------------------------------------
            Total benefits                                               1,527,312         965,788      1,764,733

     Benefit recoveries                                                    393,397          (9,703)       584,055
------------------------------------------------------------------------------------------------------------------
            Net benefits                                                 1,133,915         975,491      1,180,678
                                                                                 -               -
     Commissions and other agent compensation                            1,238,623       1,196,081        816,190
     General and administrative expenses                                   546,218         456,754        361,975
     Change in deferred acquisition costs, net                          (1,004,879)       (949,885)      (661,829)
------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                                  1,913,877       1,678,441      1,697,014
------------------------------------------------------------------------------------------------------------------
            Income from operations before income taxes,
                equity earnings, and cumulative effect of change
                in accounting                                              361,552         375,333        222,019
------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):
     Current                                                                54,032         136,211        177,057
     Deferred                                                              (20,076)        (18,531)      (113,042)
------------------------------------------------------------------------------------------------------------------
            Total income tax expense                                        33,956         117,680         64,015
------------------------------------------------------------------------------------------------------------------

            Income before equity earnings and cumulative
                effect of change in accounting                             327,596         257,653        158,004
Equity in earnings of preferred stock of affiliate, net of tax              34,378          54,679         25,350
Equity in earnings of equity method investees, net of tax                    5,482          11,347          5,931
------------------------------------------------------------------------------------------------------------------
            Income before cumulative effect of
                change in accounting                                       367,456         323,679        189,285
Cumulative effect of change in
     accounting, net of tax                                                      -          11,944              -
------------------------------------------------------------------------------------------------------------------

            Net income                                              $      367,456         335,623        189,285
------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Comprehensive Income

                  Years ended December 31, 2005, 2004, and 2003
                        (in thousands except share data)

                                                                                2005           2004          2003

----------------------------------------------------------------------------------------------------------------------
Net income                                                                 $     367,456        335,623       189,285
----------------------------------------------------------------------------------------------------------------------

Other comprehensive income:
     Foreign currency translation adjustments, net of tax                          1,091          3,964        10,636
----------------------------------------------------------------------------------------------------------------------
     Unrealized (losses)/gains on fixed-maturity and equity securities:
         Unrealized holding (losses)/gains arising during the period, net of effect of shadow adjustments of $(285,690),
            $19,021, and $46,700 in 2005, 2004, and 2003, respectively, and net of tax (benefit)/expense of $(81,493), $74,387, and
            $46,424 in 2005, 2004, and 2003, respectively                       (151,343)       138,148        86,084
         Reclassification adjustment for gains included in net income, net of tax benefit of $21,441, $14,904, and $19,647 in 2005,
             2004, and 2003, respectively                                        (39,820)       (27,679)      (36,486)
----------------------------------------------------------------------------------------------------------------------
                    Total unrealized holding (losses)/gains                     (191,163)       110,469        49,598
----------------------------------------------------------------------------------------------------------------------
                    Total other comprehensive (loss)/income                     (190,072)       114,433        60,234
----------------------------------------------------------------------------------------------------------------------
                    Total comprehensive income                             $     177,384        450,056       249,519
----------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 2005, 2004, and 2003
                                 (in thousands)


                                                                 2005           2004            2003
---------------------------------------------------------------------------------------------------------
Common stock:
      Balance at beginning and end of year                 $       20,000          20,000         20,000
---------------------------------------------------------------------------------------------------------

Preferred stock:
      Balance at beginning and end of year                         18,903          18,903         18,903
---------------------------------------------------------------------------------------------------------

Loan to affiliate:
      Balance at beginning and end of year                       (250,000)       (250,000)      (250,000)
---------------------------------------------------------------------------------------------------------

Additional paid-in capital:
      Balance at beginning and end of year                      2,123,371       2,123,371      2,123,371
---------------------------------------------------------------------------------------------------------

Retained earnings:
      Balance at beginning of year                                997,249         854,299        665,014
      Dividends paid                                             (105,000)       (192,673)             -
      Net income                                                  367,456         335,623        189,285
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                    1,259,705         997,249        854,299
---------------------------------------------------------------------------------------------------------

Accumulated other comprehensive income:
   Accumulated unrealized holding gain:
      Balance at beginning of year                                316,550         206,081        156,483
      Net unrealized (loss)/gain on investments during
          the year, net of deferred federal income taxes
          and shadow adjustments                                 (191,163)        110,469         49,598
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                      125,387         316,550        206,081
---------------------------------------------------------------------------------------------------------

   Accumulated unrealized foreign currency gain (loss):
      Balance at beginning of year                                  6,668           2,704         (7,932)
      Net unrealized gain on foreign currency
          translation during the year, net of deferred
          federal income taxes                                      1,091           3,964         10,636
---------------------------------------------------------------------------------------------------------
      Balance at end of year                                        7,759           6,668          2,704

---------------------------------------------------------------------------------------------------------
      Total accumulated other comprehensive income                133,146         323,218        208,785
---------------------------------------------------------------------------------------------------------

                    Total stockholder's equity             $    3,305,125       3,232,741      2,975,358
---------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2005, 2004, and 2003
                                 (in thousands)


                                                                             2005             2004            2003
------------------------------------------------------------------------------------------------------------------------

Cash flows provided by operating activities:
     Net income                                                      $          367,456         335,623         189,285
------------------------------------------------------------------------------------------------------------------------

       Adjustments to reconcile net income to net
        cash (used in)/provided by operating activities:
             Realized investment gains                                          (65,286)        (45,387)        (57,853)
             Purchases of trading securities                                 (5,852,298)              -               -
             Sales of trading securities                                      2,521,082               -               -
             Unrealized loss on annuity-related
                 options and gross reserves                                     339,062         166,797           6,793
             Deferred federal income tax benefit                                (19,532)        (30,746)        (99,093)
             Charges to policy account balances                                 (65,114)        (77,119)        (70,532)
             Interest credited to policy account balances                       698,582         762,133         700,141
             Depreciation and amortization                                       49,121         108,495          70,422
             Equity in earnings of preferred stock of affiliate                 (34,378)        (41,029)        (39,000)
             Equity in earnings of equity method investees                       (7,088)        (16,901)         (7,687)
             Change in:
                 Accrued investment income                                      (97,452)        (40,589)        (59,599)
                 Receivables                                                    (22,003)         98,022           1,867
                 Reinsurance recoverable                                        307,987         728,011        (442,896)
                 Deferred acquisition costs                                  (1,004,879)       (761,054)       (661,829)
                 Deferred sales inducements                                    (193,100)       (389,748)              -
                 Future benefit reserves                                        107,122        (661,076)        251,306
                 Policy and contract claims                                      96,526        (175,466)        (37,205)
                 Other policyholder funds                                       (32,754)         80,749         (11,923)
                 Unearned premiums                                                5,259           5,582             132
                 Reinsurance payable                                             (4,657)        (74,920)         51,550
                 Deferred income on reinsurance                                  (4,381)       (248,933)        227,352
                 Current tax (recoverable)/payable                              (93,081)       (108,050)        247,972
                 Accrued expenses and other liabilities                          52,390         (45,989)         94,221
                 Commissions due and accrued                                    (19,752)         42,435         (39,002)
                 Corporate-owned life insurance                                  (5,241)       (107,907)              -
                 Mortgage loan allowance                                          4,025           2,804           1,719
             Other, net                                                         (12,815)           (409)         (5,013)
------------------------------------------------------------------------------------------------------------------------
                      Total adjustments                                      (3,352,655)       (830,295)        121,843
------------------------------------------------------------------------------------------------------------------------

             Net cash (used in) provided by operating activities             (2,985,199)       (494,672)        311,128
------------------------------------------------------------------------------------------------------------------------




                                                                     (continued)
See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2005, 2004, and 2003
                                 (in thousands)

                                                                           2005              2004               2003
--------------------------------------------------------------------------------------------------------------------------

Cash flows (used in) provided by operating activities               $    (2,985,201)               (494,672)       311,128
--------------------------------------------------------------------------------------------------------------------------

Cash flows used in investing activities:
      Purchase of available-for-sale fixed-maturity securities           (14,409,048)        (14,459,759)     (17,260,665)
      Purchase of available-for-sale equity securities                      (648,695)           (383,891)         (37,184)
      Purchase of real estate                                                (53,543)            (60,156)            (254)
      Purchase of options                                                   (594,948)           (269,070)        (117,721)
      Funding of mortgage loans                                           (1,030,599)           (352,711)        (193,960)
      Sale and redemption of fixed-maturity securities                     8,521,269           8,566,173       11,696,250
      Matured fixed-maturity securities                                      463,143             193,476           32,065
      Sale of equity securities, tax-free exchanges, and spin-offs         1,026,760              71,142           53,503
      Sale of real estate                                                     45,442              65,572            2,274
      Exercise and expiration of options                                     200,393             264,134           28,944
      Change in securities held under agreements to
            repurchase                                                       352,964            (450,495)         445,385
      Repayment of mortgage loans                                             91,722              50,820           80,946
      Net change in short-term securities                                    656,249            (175,917)         707,199
      Purchase of home office property and equipment                         (40,416)             (4,847)          (8,986)
      Purchase of interest in equity method investees                        (51,958)            (41,062)          (4,542)
      Purchase of subsidiary                                                 (11,868)                  -          (50,888)
      Sale of preferred stock of affiliate                                   559,408                   -                -
      Loans to affiliates                                                          -                   -         (350,000)
      Options written                                                        324,447             103,757           12,692
      Other, net                                                             (12,518)            (14,818)         (13,342)
--------------------------------------------------------------------------------------------------------------------------

      Net cash used in investing activities                               (4,611,796)         (6,897,652)      (4,978,284)
--------------------------------------------------------------------------------------------------------------------------

Cash flows provided by financing activities:
      Policyholders' deposits to account balances                          9,530,993           8,748,909        6,506,877
      Policyholders' withdrawals from account balances                    (1,941,842)         (1,799,193)      (1,660,279)
      Policyholders' net transfers between account balances                   48,773             465,865         (214,408)
      Change in amounts drawn in excess of bank balances                      14,672             (42,869)          39,855
      Change in mortgage notes payable                                        19,393              (7,699)          (1,000)
--------------------------------------------------------------------------------------------------------------------------

      Net cash provided by financing activities                            7,671,989           7,365,013        4,671,045
--------------------------------------------------------------------------------------------------------------------------

                     Net change in cash                                       74,992             (27,311)           3,889

Cash at beginning of year                                                     62,841              90,152           86,263
--------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                                 $        137,833              62,841           90,152
--------------------------------------------------------------------------------------------------------------------------
Supplemental data:
Non-cash investing and financing activities:
      Dividend received on preferred stock of affiliate             $              -             100,000                -
      Dividend to parent company                                            (105,000)           (192,673)               -
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)


(1)  ORGANIZATION

     Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company. See notes 15 and 19 to these consolidated financial statements for further information.

     The Company is a life insurance company licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2005 statutory net premium, 97%, 2%, and 1% of the Company's business is annuity, accident and health, and life, respectively. The annuity business is comprised of equity-indexed, variable, five-year deferral, and one-year deferral annuities representing 66%, 30%, 2%, and 2% of 2005 statutory net premium, respectively. Accident and health business is comprised of HMO reinsurance, stop loss, provider excess, and long-term care. Life business is comprised of both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of whole life and term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. The Company's primary distribution channels are through independent agents and third-party marketing organizations.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

     The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the consolidated financial statements. Such changes in estimates are recorded in the period they are determined.

     NONTRADITIONAL AND VARIABLE LIFE AND ANNUITY BUSINESS

     Nontraditional and variable life insurance and interest-sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest-sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest-bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholders' accounts, while revenues consist of amounts assessed against contractholders, including surrender charges and earned administrative service fees. The timing of revenue recognition, as it relates to fees assessed on nontraditional and variable life insurance contracts and interest-sensitive contracts, is determined based on the nature of such fees. Asset fees, cost of insurance, and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholders' accounts and claims or benefits incurred in excess of the contractholders' account balance and are included in

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     annuity benefits on the Consolidated Statements of Operations. The change in fair value of embedded derivatives in equity-indexed products is included in net investment income.

     LIFE AND ACCIDENT AND HEALTH INSURANCE

     Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

     Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

     GOODWILL

     Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired (VOBA), identifiable intangible assets, and valuation adjustments, if any.

     Goodwill is evaluated annually for impairment at the reporting unit level. Goodwill of a reporting unit is also tested for impairment on an interim basis in addition to the annual evaluation or if an event occurs or circumstances change which may indicate a reduction of the fair value of a reporting unit below its carrying amount. The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows; revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

     VALUE OF BUSINESS ACQUIRED AND INTANGIBLE ASSETS

     The value of insurance in-force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. If estimated gross profits differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

     Adjustments to VOBA are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow VOBA). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through accelerated VOBA amortization.

     Intangible assets are identified by the Company in accordance with Statement of Financial Accounting Standards (SFAS) No. 141, GOODWILL AND OTHER INTANGIBLE ASSETS, which requires an intangible asset to be recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated and valued then sold, transferred, licensed, rented or exchanged. The Company determines the useful life and

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     amortization period for each intangible asset identified; an intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

     The Company's intangible assets include trademarks, agent lists, and non-compete agreements, which were acquired as a result of an increase in its ownership in partially owned field marketing organizations. These intangible assets were assigned values using the present value of projected future cash flows and are amortized over five years using the straight-line method. Also included in the Company's intangible assets is the trade name and service mark of a broker-dealer acquired during 2005. The trade name and service mark were valued using the present value of future cash flows and were determined to have an indefinite useful life. In 2003, the Company acquired the administrator of its variable annuity business, which resulted in an intangible asset arising from the transaction based on the existing administrative contract. The intangible asset was valued using the present value of future cash flows and is amortized over 15 years using the straight-line method.

     Recoverability of the value of the amortizing intangible assets is assessed under SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS, which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

     Recoverability of the value of the non-amortizing intangible assets is assessed under SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, which states that non-amortizing intangible assets shall be tested for recoverability annually or whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

     DEFERRED ACQUISITION COSTS

     Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs are periodically reviewed for recoverability and adjusted when necessary.

     Adjustments to deferred acquisition costs are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected currently in the Consolidated Statements of Operations.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     Adjustments may also be made to the estimated gross profits related to deferred acquisition costs that correspond with deferred annuities and universal life products for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the deferred acquisition cost models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate or cap changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     DEFERRED SALES INDUCEMENTS

     Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

     Sales inducements are deferred as paid or credited to contract holders. Deferred sales inducements (DSI) are amortized over the expected life of the contract in a manner similar to deferred acquisition costs and are reviewed annually for recoverability. Changes in deferred sales inducements are recorded in annuity benefits in the Consolidated Statements of Operations. Deferred sales inducements related to an immediate bonus are shown as a reduction of premium within annuity considerations on the Consolidated Statements of Operations.

     Adjustments to DSI are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

     Adjustments may also be made to deferred sales inducements related to deferred annuities for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other than temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the deferred acquisition cost models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased as investment grade only and not noninvestment grade items that were purchased with other yield considerations.

     FUTURE POLICY BENEFIT RESERVES

     Future policy benefit reserves on traditional life products are computed by the net level-premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 3.0% to 6.0%.

     POLICY AND CONTRACT ACCOUNT BALANCES

     Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For equity-indexed products, the policyholder obligation is divided into two parts - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The index benefit is valued at fair value using current capital market assumptions, along with estimates of future policyholder behavior. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     Certain equity-indexed annuity products provide for additional benefits payable upon annuitization. An additional liability is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing deferred acquisition costs.

     Policy and contract account balances for variable annuity products are carried at accumulated contract values. Any additional reserves for any death and income benefits that may exceed the accumulated contract values are established using capital market assumptions along with estimates of future policyholder behavior.

     POLICY AND CONTRACT CLAIMS

     Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31. Development methods are typically used in the determination of IBNR. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

     REINSURANCE

     The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for consistently with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and unpaid claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable.

     The gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in other liabilities on the Consolidated Balance Sheets. The gains are amortized into operations over the revenue-producing period of the related reinsured policies.

     INVESTMENTS

     The Company classifies certain fixed-maturity and equity securities as "available-for-sale," and accordingly, the securities are carried at fair value, and related unrealized gains and losses, net, are credited or charged directly to accumulated other comprehensive income in stockholder's equity. During 2005, the Company created a new portfolio of certain fixed-maturity and equity securities classified as "trading," and accordingly, the securities are carried at fair value, and related unrealized gains and losses are reflected as realized investment gains and losses within the Consolidated Statements of Operations. The trading portfolio was established to economically hedge risk associated with liabilities related to equity-indexed annuities. By policy, the Company invests primarily in high-grade marketable securities.

     Securities held under repurchase agreements and forward commitments are also carried at fair value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at unpaid principal balances.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Mortgage loans are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in net investment income in the Consolidated Statements of Operations. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for uncollectible balances. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is to hold mortgage loans until paid in full.

     The loans to affiliates are carried at cost. Interest on the loans to affiliates is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation using the Modified Accelerated Cost Recovery System (MACRS) method over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate. Partnerships are accounted for on the equity basis, with changes in carrying value included in net investment income in the Consolidated Statements of Operations.

     Realized gains and losses are computed based on the specific-identification method. Sale lots with the highest cost basis on the trade date are sold first. The Company adjusts deferred acquisition costs, deferred sales inducements, and VOBA for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for deferred acquisition costs, deferred sales inducements, VOBA and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date. Changes in the fair value of trading investments are recorded as realized investment gains (losses) on the Consolidated Statements of Operations.

     The Company reviews the entire investment portfolio each quarter to determine whether or not declines in fair value are other than temporary. Prior to 2005, equity securities that had a fair value at least 20% below average cost for at least six months were considered other than temporarily impaired. Fixed-income securities meeting the same criteria were also reviewed for possible impairment. Effective in 2005, the Company changed the policy so that equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months are considered other than temporarily impaired. However, other factors, including market analysis, current events, and management's judgment, are also used to determine whether equity securities are considered other than temporarily impaired and may result in an equity security being impaired. Once an equity security is deemed impaired, the Company limits its outlook for fair value recovery and intent to hold to one quarterly reporting period. Fixed-income securities meeting the 20% below average cost criteria are also reviewed for possible impairment. However, factors in addition to average cost and fair value, including credit quality, market analysis, current events, and management's judgment, are also used to determine whether fixed-income securities are considered other than temporarily impaired.

     Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the Consolidated Statements of Operations. The Company may adjust deferred acquisition costs, deferred sales inducements, and VOBA for impairments on fixed-maturity securities, as discussed in their respective sections of this note.

     Dividends are accrued on the date they are declared. Interest is accrued as earned.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)


     As of December 31, 2005 and 2004, investments with a carrying value of $67,462 and $119,446, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

     INVESTMENTS RECORDED USING THE EQUITY METHOD

     The Company used the equity method of accounting for the preferred stock of affiliate and limited its share of earnings to its contractual rights of a 6% cumulative yield on the shares. The Company does not consider it practicable to determine the fair value of the preferred stock of affiliate, as it is not a readily marketable security. The characteristics of and transactions involving the preferred stock of affiliate are discussed in note 15. The Company's proportionate share of gains or losses is reflected in equity in earnings of affiliate on the Consolidated Statements of Operations. As discussed in note 15, the Company transferred and sold shares of the preferred stock of affiliate to AZOA in November 2005.

     The Company uses the equity method of accounting for other various organizations in which it holds a minority interest. The Company's proportionate share of gains or losses is reflected in equity in earnings of equity method investees on the Consolidated Statements of Operations.

     ACCOUNTING FOR OPTION AND FUTURES CONTRACTS

     Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard and Poor's (S&P) 500 index and the NASDAQ 100 index. In addition, certain variable annuity contracts provide minimum guaranteed benefits that do not fluctuate with interest rates. The Company has analyzed the characteristics of these benefits and has entered into over-the-counter option contracts and exchange traded futures contracts tied to the appropriate underlying index with similar characteristics in order to economically hedge these risks. The Company began entering into exchange traded futures contracts in 2005 to increase the effectiveness of the economic hedge. Management monitors correlation of in-force amounts and option and futures contract values to ensure satisfactory matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

     For products based on the growth of the S&P 500 index and the NASDAQ 100 index, the Company transacts in European-Asian call option contracts. The strike price depends on the product, index period, cap, and credited rate. Three types of options are purchased: five-year options with daily averaging of the index during the last year of the contract; three- and five-year cliquet options, which use monthly averaging of the index during each year and reset at each anniversary date of the option contract; and one-year call spread with monthly averaging of the index. In addition, the Company employs derivative strategies of buying combinations of call and put spread options and exchange traded futures contracts with writing put spread options. These derivatives are based on the representative index, can be a month or year in length, and are point-to-point.

     For products that provide minimum guaranteed benefits, the Company's derivative strategy entails using a combination of buying one-year put options and writing one-year call options tied to a representative index with similar characteristics to economically hedge these risks, and are point-to-point.

     The option contracts are reported at fair value on the Consolidated Balance Sheets. The fair value of the options are obtained from counterparties and deemed by management to be reasonable. The liability for the benefits are reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded net of changes in the related policyholder balances for benefits and are included in investment income on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in net investment income on the Consolidated Statements of Operations.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in net investment income on the Consolidated Statements of Operations. The Company is required to post collateral for futures contracts by the Chicago Mercantile Exchange (CME). The Company retains ownership of the collateral but the collateral resides in an account designated by the CME and the collateral is subject to the CME exchange rules regarding rehypothication. Collateral posted at December 31, 2005 were U.S. Treasury Bonds with a carrying value of $331,862.

     Unrealized (losses) gains from option contracts used to economically hedge certain annuity products tied to the S&P 500 index or NASDAQ 100 index were $(21,346), $104,520, and $122,553 at December 31, 2005, 2004, and 2003,
     respectively. Realized (losses) gains on the exercise of options were $(99,501), $140,372, and $28,944 in 2005, 2004, and 2003, respectively. Net realized gains (losses) on futures were $84,970 in 2005. Increases (decreases) in the policy and contract account balance liability for the index benefit of certain annuity products were $209,419, $398,536, and $156,027 in 2005, 2004, and 2003, respectively.

     Unrealized (losses) gains from option contracts used to economically hedge certain guaranteed benefits were $(1,454), $(9,132), and $(1,941) at December 31, 2005, 2004, and 2003, respectively. Realized losses on the exercise of options were $(9,642), $3,674, and $0 in 2005, 2004, and 2003, respectively. Increases in the policy and contract account balance liability for the guaranteed benefit of certain variable annuity products were $3,488, $1,907, and $1,108 in 2005, 2004, and 2003, respectively.

     The Company also enters into contracts with Allianz AG to economically hedge risk associated with Allianz AG's stock based compensation plan. The contracts are recorded at fair value on the Consolidated Balance Sheets with the change in fair value recorded in net investment income on the Consolidated Statements of Operations. As of December 31, 2005 and 2004, the Company owned 218 and 137 contracts with a cost of $14,059 and $9,196, respectively, and a fair value of $17,159 and $7,906, respectively.

     The Company will only enter into option contracts with counterparties rated A- or better and the option contracts are not used for speculative or income-generating purposes. At December 31, 2005 and 2004, 81% and 86%, respectively, of contracts held were from five non-affiliated counterparties. Dresdner Bank Aktiengesellschaft, a related party, accounted for 0% and 1% of contracts held at December 31, 2005 and 2004, respectively. Management believes that no significant credit risk exists.

     SECURITIES HELD UNDER FORWARD COMMITMENT CONTRACTS

     Forward commitment contracts are accounted for under the guidance prescribed by SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, as amended by SFAS No. 149, AN AMENDMENT OF STATEMENT NO. 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. Under this guidance, forward commitment contracts entered into with the intention of taking possession at the first opportunity are allowed `regular way' treatment and may be excluded from derivative accounting treatment. These standards are explained further in the Recently Issued Accounting Pronouncements section of this note. As of December 31, 2005 and 2004, the Company did not have any outstanding commitments to purchase securities issued by the Federal National Mortgage Association (FNMA) on a "to-be-announced" (TBA) basis. However, the Company entered into commitments during 2005 and 2004 that had settled by year-end. The interest rate on these securities that were commitments during the year was 6.5% in 2003. The Company received income from commitments of this type totaling $0, $0, and $1,148 in 2005, 2004, and 2003, respectively, which is reported in net investment income on the Consolidated Statements of Operations.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)


     SECURITIES HELD UNDER AGREEMENTS TO REPURCHASE

     The Company enters into mortgage-backed security reverse repurchase agreements ("dollar rolls") with certain securities dealers. Under this program, the Company identifies certain securities for delivery in the current month and simultaneously contracts with the same dealer to purchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities identified. As of December 31, 2005 and 2004, mortgage-backed securities underlying such agreements were carried at a fair value of $562,126 and $204,625, respectively. The Company carried a liability representing the funds received under these agreements of $559,615 and $206,651 in 2005 and 2004, respectively. The interest rates on these securities ranged from 5.0% to 6.5% in both 2005 and 2004 and 5.1% to 6.0% in 2003. Funds received upon the initial agreement are reinvested. The Company received net investment income from transactions of this type totaling $46,330, $88,560, and $68,707 in 2005, 2004, and 2003,
     respectively, which is reported in net investment income on the Consolidated Statements of Operations.

     SECURITIES LENDING

     The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. Beginning in 2005, the Company began participating in unrestricted arrangements whereby the Company may use collateral for general purposes. U.S. Treasury Note securities were lent in the amount of $608,385 par as of December 31, 2005. These securities were lent under a tri-party agreement between the Company, a broker-dealer (Goldman Sachs, Morgan Stanley) and the Bank of New York. The collateral is defined by the agreement to be at least equal to U.S. Government, U.S. Government Agency, or U.S. Government Agency Mortgage-Backed Securities with a fair value of $711,122 and is recorded in fixed-maturity securities on the Consolidated Balance Sheets.

     RECEIVABLES

     Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable.

     HOME OFFICE PROPERTY AND EQUIPMENT

     Major renewals and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3-7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses in the Consolidated Statements of Operations.

     Pre-operating   and  start-up  costs   incurred  in  connection   with  the
     construction of the Company's headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amount of capitalized costs amortized, including interest, during 2005, 2004, and 2003 was $2,259, $2,248, and $2,238, respectively. An addition to the Company's headquarters is under construction, and related costs are being capitalized in the same manner until the addition becomes operational.

     INCOME TAXES

     The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported in the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized (see further discussion in note 14).

     The Company and its subsidiaries, except one majority owned subsidiary, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, each of its insurance subsidiaries, and USAllianz Securities, Inc. generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

     STOCKHOLDER'S EQUITY, LOAN TO AFFILIATE

     The Company entered into an agreement to lend AZOA $250,000 (see further discussion in note 15). This agreement was done in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate (see further discussion in note 15). This loan is recorded as contra-equity in accordance with the Financial Accounting Standards Board (FASB) Emerging Issues Task Force (EITF) 85-1, CLASSIFYING NOTES RECEIVED FOR CAPITAL STOCK.

     STOCKHOLDER'S EQUITY, ACCUMULATED UNREALIZED FOREIGN CURRENCY

     Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 20). The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income.

     SEPARATE ACCOUNTS

     The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     (GMIB), and a guaranteed minimum accumulation benefit (GMAB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

     Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in annuity considerations on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. Changes in the liabilities for minimum guarantees are included in annuity benefits on the Consolidated Statements of Operations.

     The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current amount that would be added to the contracts less the current policyholder account value.

     The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following definitions:

          o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract, less any partial withdrawals and assessments.
          o RESET: Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.
          o RATCHET: Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age
              81), adjusted for withdrawals. Currently, there are two versions of ratchet, with the difference based on the definition of anniversary: annual--evaluated annually, and six-year--evaluated every sixth year.
          o ROLLUP: Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates:
              5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.
          o EARNINGS PROTECTION RIDER: Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

     The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

          o RETURN OF PREMIUM: Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.
          o RATCHET: Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year anniversary account value (prior to age 81), adjusted for withdrawals.
          o ROLLUP: Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

     The GMAB is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

                                            December 31, 2005                           December 31, 2004
                                            ------------------------------------------  ------------------------------------------
Guaranteed Minimum Death                       Account       Net Amount     Weighted       Account       Net Amount     Weighted
   Benefits (GMDB)                              Value         at Risk         Age           Value          at Risk        Age
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
   Return of premium                      $     6,879,533         10,574         60.7  $    4,415,978         16,496         60.4
   Ratchet & return of premium                  2,420,299          4,440         61.9       1,625,439          4,997         61.6
   Ratchet & rollup                             7,321,319        234,582         64.0       6,887,680        250,402         64.3
   Ratchet & earnings protection rider              9,738              4         68.9           9,661             26         67.5
   Reset                                          229,693          1,676         69.4         252,653          2,747         68.7
   Earnings protection rider                      370,413         21,974         60.1         282,787         17,313         59.8
                                            --------------  -------------               --------------   ------------
          Total                           $    17,230,995        273,250               $   13,474,198        291,981
                                            ==============  =============               ==============   ============
                                            ==============  =============               ==============   ============

Guaranteed Minimum Income                      Account       Net Amount     Weighted       Account       Net Amount     Weighted
   Benefits (GMIB)                              Value         at Risk         Age           Value          at Risk        Age
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
   Return of premium                      $       369,041          1,073         66.6  $      331,143          2,452         66.3
   Ratchet & return of premium                  5,143,387          1,794         61.1       3,104,253            199         60.8
   Ratchet & rollup                             6,980,023         17,882         59.6       5,231,391         12,936         59.2
                                            --------------  -------------               --------------   ------------
          Total                           $    12,492,451         20,749               $    8,666,787         15,587
                                            ==============  =============               ==============   ============
                                            ==============  =============               ==============   ============

Guaranteed Minimum Accumulation                Account       Net Amount     Weighted       Account       Net Amount     Weighted
   Benefits (GMAB)                              Value         at Risk         Age           Value          at Risk        Age
---------------------------------------     --------------  -------------  -----------  --------------   ------------  -----------
   5 year                                 $     5,316,244          1,941          n/a  $    3,087,901            275          n/a
   10 year                                         11,320              7          n/a          11,418             34          n/a
                                            --------------  -------------               --------------   ------------
          Total                           $     5,327,564          1,948               $    3,099,319            309
                                            ==============  =============               ==============   ============
                                            ==============  =============               ==============   ============


     At December  31, 2005 and 2004,  variable  annuity  account  balances  were
     invested  in  separate   account  funds  with  the   following   investment
     objectives. Balances are presented at fair value:


                      Investment Type                         2005               2004
           --------------------------------------------------------------   ---------------
           Mutual Funds:
              Bond                                     $       1,891,896          1,772,606
              Domestic equity                                  7,946,881          6,707,594
              International equity                             2,516,477          1,846,695
              Specialty                                        3,287,197          1,888,247
                                                         ----------------   ---------------
                 Total mutual funds                           15,642,451         12,215,142
           Money market funds                                    373,565            292,983
                                                         ----------------   ---------------
                                 Total                 $      16,016,016         12,508,125
                                                         ================   ===============



                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves in the Consolidated Balance Sheets:


                                                GMDB               GMIB              GMAB            Totals
-----------------------------------------------------------------------------------------------------------------

Balance as of December 31, 2003          $          35,744             4,921                70            40,735
     Incurred guaranteed benefits                       18             4,513             1,728             6,259
     Paid guaranteed benefits                       (6,364)                -                 -            (6,364)
                                           ----------------------------------------------------------------------
Balance as of December 31, 2004                     29,398             9,434             1,798            40,630
                                           ----------------------------------------------------------------------
     Incurred guaranteed benefits                    7,598             8,844            15,643            32,085
     Paid guaranteed benefits                       (5,016)                -                 -            (5,016)
                                           ----------------------------------------------------------------------
Balance as of December 31, 2005          $          31,980            18,278            17,441            67,699
                                           ======================================================================

     The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to annuity benefits on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2005 and 2004:

          o   100 stochastically generated investment performance scenarios.
          o   Mean investment performance assumption was 7.96%.
          o   Volatility assumption was 13.69%.
          o   Mortality is assumed to be 80% of the 1994 MGDB Mortality Table.
          o Lapse rates vary by contract type and duration. Spike rates could approach 45%, with an ultimate rate around 15%.
          o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.
          o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

     GMAB liabilities are considered to be derivatives under SFAS No. 133 and are recognized at fair value on the Consolidated Balance Sheets, with changes in fair value included in net investment income on the Consolidated Statements of Operations.

     RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     In January 2005, the FASB issued SFAS No. 123 (Revised), SHARE BASED PAYMENT, which requires non-public entities to measure the cost of employee services received in exchange for an award of equity instruments based on the fair value of the award at the grant date. This Statement also requires the cost of the reward to be recognized over the period in which the employee provided related services. This Statement is effective for years beginning after December 15, 2005; however, the Company chose to adopt early. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

     In January 2003, the FASB issued SFAS No. 149, AN AMENDMENT OF STATEMENT NO. 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 149 further clarified the definition of a derivative and accounting for "regular way" securities trades. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

     In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51. FIN 46 was revised in December 2003 to address certain technical corrections

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     and implementation issues that had arisen. This Interpretation clarifies the application of Accounting Research Bulletin (ARB) No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. This Interpretation is effective for all financial statements issued after January 31, 2003 to variable-interest entities created or in which an enterprise obtains an interest after that date. It applies in the first fiscal year or interim period beginning after June 15, 2003 to variable interests acquired before February 1, 2003. This Interpretation was adopted effective February 1, 2003 and did not have a material impact on the Consolidated Financial Statements.

     In April 2003, the FASB issued the Derivatives Implementation Group (DIG) Issue B36, BIFURCATION OF EMBEDDED CREDIT DERIVATIVES, which addresses the accounting for reinsurance arrangements that provide for sharing of investment results on an underlying investment portfolio between a reinsurer and the ceding company. The DIG issue addresses whether certain reinsurance arrangements may include an embedded derivative under SFAS No. 133 to be identified and accounted for separately from the reinsurance arrangement by both the ceding and assuming companies. This DIG issue was adopted effective October 1, 2003 and did not have a material impact on the Consolidated Financial Statements.

     In July 2003, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 03 -1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, which addresses insurance accounting for separate accounts, sales inducements, and non-traditional insurance contract features not covered by other authoritative accounting literature, including asset, liability, revenue, and expense recognition. This Statement was effective for fiscal years beginning after December 15, 2003. Adoption of SOP 03-1 on January 1, 2004 resulted in a gross cumulative effect of change in accounting of $18,376, with a related tax expense of $6,432, for a net amount of $11,944, which was recognized in the
     Consolidated Statements of Operations. This change in accounting was comprised of a reduction in reserves of $268,540, somewhat offset by decreases of $34,753 in VOBA, $212,569 in deferred acquisition costs, and $2,842 in deferred sales inducements. The result of the SOP 03-1 methodology change for annuitization reserves was a substantially different progression of reserve accruals, which impacts the estimated gross profits and the amortization of deferred acquisition costs, VOBA, and deferred sales inducements during the deferral period.

     In November 2003, the FASB's EITF issued EITF 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS. The EITF reached a consensus requiring quantitative and qualitative disclosures for debt and marketable equity securities classified as available for sale or held to maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, and SFAS No. 124, ACCOUNTING FOR CERTAIN INVESTMENTS HELD BY NOT-FOR-PROFIT ORGANIZATIONS, that are in an unrealized loss position at the balance sheet date, but for which an other-than-temporary impairment has not been recognized. The FASB has subsequently reconsidered EITF 03-1 in its entirety and consolidated existing GAAP requirements; however, the disclosure provisions will remain in effect until full reconsideration is completed. The Company is complying with the disclosure requirements.

     ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

     In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND SFAS NO. 3. This standard is effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of error made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The standard requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. The Company does not expect a financial impact upon adoption.

     In September 2005, the AcSEC issued SOP 05-1,  DEFERRED  ACQUISITION  COSTS
     (DAC) ON INTERNAL REPLACEMENTS, which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. This Statement is effective for fiscal years

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     beginning on January 1, 2007. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and contractholder. The result of the SOP 05-1 methodology change for contracts that are substantially different would result in writing off the existing DAC balance. The Company has not yet quantified the impact.

     In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS, effective for reporting periods beginning after December 15, 2005, with earlier application permitted. FSP addresses determination as to when an investment is considered impaired, whether that impairment is other than temporary and subsequent recognition of an other-than-temporary impairment, and disclosures on unrealized losses. The Company will adopt beginning January 1, 2006 and does not expect a financial impact upon adoption.

     RECLASSIFICATIONS

     Certain prior year balances have been reclassified to conform to the current year presentation.

     During 2005, the Company changed its method of presentation for shadow DAC, shadow DSI and shadow VOBA by reclassifying a portion of this activity from shadow DAC to shadow DSI and shadow VOBA on the Consolidated Balance Sheets. Shadow amounts are offsets to the related balance sheet accounts. In prior years, these three accounts were presented together as shadow DAC and this reclassification was made to better reflect this impact on all three categories. Certain 2004 and 2003 balances have been reclassified to reflect the new presentation.

     During 2005, the Company changed its method of presentation for certain active life, premium deficiency and long-term care reserves by reclassifying these reserves from policy and contract claims to future policy benefit reserves on the Consolidated Statements of Operations. This reclassification was made to better reflect the nature of these reserves as future benefits instead of claims activity. Certain 2004 and 2003 balances have been reclassified to reflect the new presentation.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

(3)  RISK DISCLOSURES

     The following is a description of the most significant risks facing the Company and how the Company attempts to mitigate those risks:

     CREDIT RISK: The risk that issuers of fixed- and variable-rate income securities, mortgages on commercial real estate, or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities.

     For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated "A-" and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least quarterly.

     CREDIT CONCENTRATION RISK: The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit.

     The Company's Finance Committee (FiCO) specifies the asset allocation among major asset classes and a benchmark for each asset class. FiCO provides investment guidelines that document the constraints and limits under which the asset manager must operate, including limits in regards to credit concentration. These internal guidelines comply, at a minimum, with state statute. FiCO is also responsible for implementing internal controls and procedures to ensure compliance with these investment guidelines. Deviations from these guidelines are monitored and addressed. FiCO, and subsequently the Board of Directors, review and approve the mandated investment guidelines at least annually.

     Mitigation controls include a monthly report from the asset manager that shows the fixed income risk profile, including sector allocation, credit rating distribution and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of Minnesota basket clause.

     LIQUIDITY RISK: The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance or securitization) upon which an insurance company typically relies on in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

     The Company has a substantial portfolio of deferred annuity products designed around a two-tiered structure. Since the predominant way policyholders receive their benefits from the annuity is through annuitization of the policy's value, this greatly limits the disintermediation risk to the Company. Benefits are received over a period of years as opposed to total lump sum surrender of the policy's cash value.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins.

     The Company attempts to mitigate risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. Asset and liability matching models used by the Company mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared to the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The two-tier design discussed above further reduces interest rate risk during annuitization, as the Company has the management option to adjust payout rates to match future economic and market conditions. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     EQUITY MARKET RISK: The risk that movements in the equity markets will result in losses to assets held within the Company's surplus portfolio or that product features tied to equity markets will increase in value by more than held assets. Equity indexed annuity (EIA) products provide benefits to the policy value based on the growth of market indexes (Standard and Poor's (S&P) 500 and NASDAQ 100). The Company uses "over-the-counter" derivatives tailored to EIA product structures to manage potential policyholder benefit obligations.

     An additional risk is that some variable annuity products have guarantees, GMIB and GMDB, that provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn. The Company has adopted an economic hedging program using S&P 500 derivative instruments (puts and calls) to attempt to manage this risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. For products with GMAB, policyholder contracts allow the Company to employ an automatic investment allocation process to move policyholder funds into fixed accounts during a market downturn to help mitigate this risk.

     LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for the Company's products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contract holders.

     The Company attempts to mitigate risk by offering a broad range of annuity products and by operating throughout the U.S. The Company actively monitors all market related exposure and has members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company has defined suitability standards that are at least as rigorous, and usually exceeding, the requirements of regulators.

     RATINGS RISK: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

(4)  SALE OF LIFE REINSURANCE BUSINESS

     During 2003, the Company exited the traditional life reinsurance business via a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA). In connection with this agreement, the Company recognized a recoverable on future policy benefit reserves of $379,781 and received a ceding commission of $310,000. The related gain of $264,095 was deferred and is being amortized into operations over the projected earnings pattern of the related reinsured policies.

     The majority of the in-force business that was coinsured with RGA was novated to RGA during 2004. As a result of the novations, the Company realized a pro-rata portion of the deferred gain associated with the underlying novated treaties of $215,062 and expensed related deferred acquisition costs of $161,375. Also, as a result of the novations, the Company recorded a decrease of $529,357 in future policy benefit reserves and the related recoverable on future policy benefit reserves. The corresponding decreases were also reflected in life insurance benefits and benefit recoveries on the Consolidated Statements of Operations.

     At December 31, 2005 and 2004, the remaining deferred gain was $10,420 and $12,487 and was included in deferred income on reinsurance on the
     Consolidated Balance Sheets. Deferred gain amortization was $2,067, $233,384, and $18,223 during 2005, 2004, and 2003, respectively, and included in deferred gain on reinsurance in the Consolidated Statements of Operations.


                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

(5)  INVESTMENTS

     Investments at December 31, 2005 consist of:


                                                               Amortized        Estimated      Amount shown on
                                                                 cost              fair          Consolidated
                                                                or cost           value         Balance Sheet
---------------------------------------------------------------------------------------------------------------
Fixed-maturity securities:
     Available-for-sale fixed-maturity securities:
         U.S. government                                  $      4,546,371         4,652,419         4,652,419
         U.S. government sponsored agency                           92,096            93,014            93,014
         States and political subdivisions                         300,350           306,565           306,565
         Foreign government                                        139,692           145,020           145,020
         Public utilities                                        1,159,163         1,192,941         1,192,941
         Corporate securities                                   12,532,143        12,882,983        12,882,983
         Mortgage-backed securities                              9,532,980         9,314,509         9,314,509
         Collateralized mortgage obligations                        78,757            81,526            81,526
---------------------------------------------------------------------------------------------------------------
            Total available-for-sale fixed-maturity securities  28,381,552        28,668,977        28,668,977
---------------------------------------------------------------------------------------------------------------
     Trading fixed-maturity securities:
         U.S. government                                         1,226,702         1,244,683         1,244,683
         U.S. government sponsored agency                           20,720            20,658            20,658
         States and political subdivisions                          54,469            54,502            54,502
         Foreign government                                         37,738            37,469            37,469
         Public utilities                                          135,606           132,705           132,705
         Corporate securities                                    1,171,408         1,147,587         1,147,587
         Mortgage-backed securities                                667,559           654,789           654,789
---------------------------------------------------------------------------------------------------------------
            Total trading fixed-maturity securities              3,314,202         3,292,393         3,292,393
---------------------------------------------------------------------------------------------------------------
                Total fixed-maturity securities                 31,695,754        31,961,370        31,961,370
---------------------------------------------------------------------------------------------------------------
Securities held under agreements to repurchase                     584,115           562,126           562,126
---------------------------------------------------------------------------------------------------------------
Equity securities:
     Available-for-sale equity securities:
         Common stocks:
            Banks, trusts, and insurance companies                  48,640            62,184            62,184
            Industrial and miscellaneous                           335,746           417,716           417,716
         Preferred stocks                                              344               344               344
---------------------------------------------------------------------------------------------------------------
            Total available-for-sale equity securities             384,730           480,244           480,244
---------------------------------------------------------------------------------------------------------------
     Trading equity securities:
         Common stocks:
            Industrial and miscellaneous                            13,059            14,050            14,050
---------------------------------------------------------------------------------------------------------------
                Total equity securities                            397,789           494,294           494,294
---------------------------------------------------------------------------------------------------------------
Other investments:
     Mortgage loans on real estate                               2,127,784             XXXXX         2,127,784
     Options                                                       535,556             XXXXX           535,556
     Loans to affiliates                                           360,000             XXXXX           360,000
     Real estate                                                   350,692             XXXXX           350,692
     Short-term securities                                         144,214             XXXXX           144,214
     Policy loans                                                  115,393             XXXXX           115,393
     Partnerships                                                   47,259             XXXXX            47,259
     Investment in equity-method investees                           8,990             XXXXX             8,990
---------------------------------------------------------------------------------------------------------------
            Total other investments                              3,689,888             XXXXX         3,689,888
---------------------------------------------------------------------------------------------------------------
                Total investments                         $     36,367,546             XXXXX        36,707,678
---------------------------------------------------------------------------------------------------------------

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     At December 31, 2005 and 2004, the amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair values of available-for-sale securities are as shown in the following table.

                                                            Amortized           Gross           Gross           Estimated
                                                              cost           unrealized       unrealized          fair
                                                             or cost            gains           losses            value
-----------------------------------------------------------------------------------------------------------------------------

2005:
     Fixed-maturity securities:
        U.S. government                              $         4,546,371          139,776          33,728          4,652,419
        U.S. government sponsored agency                          92,096            1,739             821             93,014
        States and political subdivisions                        300,350            9,934           3,719            306,565
        Foreign government                                       139,692            6,676           1,348            145,020
        Public utilities                                       1,159,163           41,188           7,410          1,192,941
        Corporate securities                                  12,532,143          472,701         121,861         12,882,983
        Mortgage-backed securities                             9,532,980           12,267         230,738          9,314,509
        Collateralized mortgage obligations                       78,757            2,912             143             81,526
-----------------------------------------------------------------------------------------------------------------------------
            Total fixed-maturity securities                   28,381,552          687,193         399,768         28,668,977
     Securities held under agreements to repurchase              584,115               82          22,071            562,126
     Equity securities                                           384,730           98,663           3,149            480,244
-----------------------------------------------------------------------------------------------------------------------------
            Total available-for-sale securities      $        29,350,397          785,938         424,988         29,711,347
------------------------------------------------------------------------------------------------------------------------------------

2004:
     Fixed-maturity securities:
        U.S. government                              $         1,018,928           74,000           2,590          1,090,338
        U.S. government sponsored agency                          78,074            3,504               -             81,578
        States and political subdivisions                        227,203            9,763           4,624            232,342
        Foreign government                                        97,133            8,466               -            105,599
        Public utilities                                         921,276           54,601           1,346            974,531
        Corporate securities                                  12,523,314          741,258          30,711         13,233,861
        Mortgage-backed securities                             8,338,572           31,768          67,943          8,302,397
        Collateralized mortgage obligations                      115,825            6,111              55            121,881
-----------------------------------------------------------------------------------------------------------------------------
            Total fixed-maturity securities                   23,320,325          929,471         107,269         24,142,527
     Securities held under agreements to repurchase              207,034                -           2,409            204,625
     Equity securities                                           742,020          129,210          14,985            856,245
-----------------------------------------------------------------------------------------------------------------------------
            Total available-for-sale securities      $        24,269,379        1,058,681         124,663         25,203,397
-----------------------------------------------------------------------------------------------------------------------------



                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     The net unrealized gains (losses) on securities included in stockholder's equity consists of the following at December 31:

                                                              2005               2004                2003
---------------------------------------------------------------------------------------------------------------

Available-for-sale:
     Fixed maturities                                $           287,425            822,200            707,240
     Securities held under agreements
        to repurchase                                            (21,989)            (2,409)           (22,297)
     Equities                                                     95,514            114,225             60,100
     Adjustments for:
     Deferred policy acquisition costs, VOBA,
        and deferred sales inducements                          (168,047)          (447,017)          (427,996)
     Deferred taxes                                              (67,515)          (170,449)          (110,966)
---------------------------------------------------------------------------------------------------------------

        Net unrealized gains                         $           125,388            316,550            206,081
---------------------------------------------------------------------------------------------------------------

     The changes in net unrealized gains (losses) on available-for-sale fixed-maturity securities and securities held under agreements to repurchase before adjustments for deferred taxes and deferred acquisition costs were $(554,357), $134,848, and $(5,300) in each of the years ended December 31, 2005, 2004, and 2003, respectively.

     The changes in net unrealized gains (losses) on available-for-sale equity investments, before deferred taxes, which include common stocks and nonredeemable preferred stocks, were $(18,711), $54,125, and $128,375 for the years ended December 31, 2005, 2004, and 2003, respectively.

     The amortized cost and estimated fair value of fixed-maturity securities at December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty, is $12,181,971 as of December 31, 2005.


                                                                        Amortized             Estimated
                                                                          cost               fair value
---------------------------------------------------------------------------------------------------------------
Available-for-sale:
      Due in one year or less                                    $           524,128               527,214
      Due after one year through five years                                1,530,252             1,559,296
      Due after five years through ten years                               6,418,499             6,448,141
      Due after ten years                                                 10,296,936            10,738,291
      Mortgage-backed securities and collateralized
           mortgage obligations                                            9,611,737             9,396,035
---------------------------------------------------------------------------------------------------------------

           Total available-for-sale fixed-maturity securities             28,381,552            28,668,977
---------------------------------------------------------------------------------------------------------------

Trading:
      Due in one year or less                                                  4,980                 4,973
      Due after one year through five years                                1,107,862             1,086,837
      Due after five years through ten years                               1,533,801             1,545,794
      Mortgage-backed securities and collateralized
           mortgage obligations                                              667,559               654,789
---------------------------------------------------------------------------------------------------------------

           Total trading fixed-maturity securities                         3,314,202             3,292,393
---------------------------------------------------------------------------------------------------------------

                Total fixed-maturity securities                  $        31,695,754            31,961,370
---------------------------------------------------------------------------------------------------------------



                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     Proceeds from sales of available-for-sale fixed-maturity securities investments were $6,581,975, $7,088,084, and $9,423,583 during 2005, 2004, and 2003, respectively. Proceeds from tax-free exchanges for available-for-sale fixed-maturity securities were $32,136 during 2005. Gross gains of $93,165, $89,359, and $128,950 and gross losses of $35,948,
     $33,231, and $36,290 were realized on those sales and tax-free exchanges of securities in 2005, 2004, and 2003, respectively. In 2005, 2004, and 2003, losses of $1,949, $1,767, and $3,094, respectively, were recognized on available-for-sale fixed-maturity securities for other-than-temporary impairment. Available-for-sale forward commitments of $1,132,116, $3,074,819, and $0 were purchased and $1,132,116, $3,074,819, and $547,090 were sold by the Company during 2005, 2004, and 2003, respectively.

     As discussed in note 2, the Company established a trading portfolio during 2005. Proceeds from sales of trading fixed-maturity securities investments were $317,482 during 2005. Gross gains of $3,172 and gross losses of $2,961 were realized on those sales of trading fixed-maturity securities in 2005. Proceeds from sales of trading equity securities investments were $7,397, and gross losses of $184 were realized on those sales during 2005. Trading securities held at December 31, 2005 had realized gross gains of $25,098 and gross losses of $45,915 in realized investment gains on the Consolidated Statements of Operations. Trading forward commitments of $644,299 were purchased and commitments of $645,510 were sold by the Company and had realized gross gains of $1,211 on the sale of these during 2005.

     Proceeds from the sale of available-for-sale equity securities were $1,014,145, $64,206, and $47,783 during 2005, 2004, and 2003, respectively.
     Proceeds from tax-free exchanges, redemptions, and spin-offs from available-for-sale equity securities were $12,615, $6,936, and $5,720 during 2005, 2004, and 2003, respectively. Gross gains of $55,595, $451, and $3,542 and gross losses of $22,696, $3,213, and $3,132 were realized on those sales in 2005, 2004, and 2003, respectively. In 2005, 2004, and 2003, losses of $12,122, $15,352, and $32,172, respectively, were recognized on available-for-sale equity securities for other-than-temporary impairment.

     During 2005, the Company sold and dividend its investment in preferred stock of affiliate to AZOA. Further details are found in note 15.

     As of December 31, 2005 and 2004, the Company held options purchased (asset) with an amortized cost of $510,150 and $549,645, respectively, and fair value of $535,556 and $590,727, respectively. The notional amounts of the option contracts purchased were $12,189,933 and $9,443,372 at December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company held options sold (liability) with a basis of $65,289 and $65,492 and fair value of $34,633 and $32,102, respectively. The notional amounts of the option contracts sold were $6,205,814 and $2,205,766 at December 31, 2005 and 2004, respectively.

     As of December 31, 2005, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the representative index. The Company recognized a gross gain of $176,133 and a gross loss of $91,163 during 2005 in realized investment gains on the Consolidated Statements of Operations.

     During 2004, the Company made the decision to sell its ownership interest in Allianz Education Funds, Inc. (AEFI), a scholarship insurance company located in Canada, resulting in a pre-tax loss of $15,461, included in realized investment gains on the Consolidated Statements of Operations.


                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     Net realized investment gains (losses) for the years ended December 31, 2005, 2004, and 2003 are summarized as follows:

                                                              2005               2004               2003
---------------------------------------------------------------------------------------------------------------

Available-for-sale:
      Fixed-maturity securities                       $           55,268             54,361             89,566
      Equity securities                                           20,777            (18,114)           (31,762)
Mortgage loans on real estate                                     (4,025)            (2,804)            (1,719)
Real estate                                                        8,922             18,135                  -
Loss on sale of AEFI                                                   -            (15,461)                 -
Other                                                               (102)             6,466                 49
---------------------------------------------------------------------------------------------------------------
                Subtotal                                          80,840             42,583             56,134
Trading losses, net                                              (19,579)                 -                  -
---------------------------------------------------------------------------------------------------------------
                    Net gains before taxes                        61,261             42,583             56,134

Tax expense on net realized gains                                 21,441             14,904             19,648
---------------------------------------------------------------------------------------------------------------

                    Net gains after taxes             $           39,820             27,679             36,486
---------------------------------------------------------------------------------------------------------------

     The Company's investment in mortgage loans on real estate at December 31, 2005, 2004, and 2003 is summarized as follows:


                                                                  2005             2004              2003
----------------------------------------------------------------------------------------------------------------
Mortgage loans on real estate:
     Commerical                                            $      2,145,795         1,206,824           904,395
     Residential                                                      2,384             2,478             3,016
     Valuation allowances                                           (20,395)          (16,370)          (13,566)
----------------------------------------------------------------------------------------------------------------
           Total mortgage loans on real estate             $      2,127,784         1,192,932           893,845
----------------------------------------------------------------------------------------------------------------

     At December 31, 2005, mortgage loans on real estate with concentrations over 10% in one state were in California at 29.7% or $637,493.

     The valuation allowances on mortgage loans on real estate at December 31, 2005, 2004, and 2003 and the changes in the allowance for the years then ended are summarized as follows:


                                                                  2005             2004              2003
---------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                 $         16,370           13,566            11,847

     Charged to operations                                            4,025            2,804             1,719
---------------------------------------------------------------------------------------------------------------
Balance, end of year                                       $         20,395           16,370            13,566
---------------------------------------------------------------------------------------------------------------

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     Major categories of net investment income for the respective years ended December 31 are shown below. Net income related to securities held under repurchase agreements is shown with fixed-maturity securities.

                                                               2005               2004                2003
-----------------------------------------------------------------------------------------------------------------
Interest:
     Available-for-sale fixed-maturity securities      $        1,361,508          1,115,507             955,450
     Mortgage loans on real estate                                102,797             71,223              68,149
     Policy loans                                                   7,404              4,212               3,066
     Short-term securities                                         55,713             34,299              12,493
Dividends:
     Preferred stock                                                    -                159                 145
     Available-for-sale common stock                               17,287             16,540               8,445
Change in fair value of equity-indexed
     annuity-related reserves                                    (209,419)          (398,536)           (156,027)
Change in fair value of equity-indexed annuity
     and guaranteed benefit-related options                       (22,799)            95,388             120,612
(Loss)/gain on exercise of equity-indexed annuity and
     guaranteed benefit-related options                          (109,142)           136,698              28,944
Gain on exercise of equity-indexed annuity and
     guaranteed benefit-related futures                            84,970                  -                   -
Interest on assets held by reinsurers                               4,424              4,885               5,643
Income from securities held under forward
     commitments                                                        -                  -               1,148
Rental income on real estate                                       33,785             31,126              37,149
Other invested assets                                              46,693             45,879              25,629
-----------------------------------------------------------------------------------------------------------------
Investment income on trading securities                           105,145                  -                   -
-----------------------------------------------------------------------------------------------------------------
        Total investment income                                 1,478,366          1,157,380           1,110,846
Investment expenses                                                52,418             48,760              41,337
-----------------------------------------------------------------------------------------------------------------
            Net investment income                      $        1,425,948          1,108,620           1,069,509
-----------------------------------------------------------------------------------------------------------------


                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     Unrealized losses on available-for-sale securities and the related fair value for the years ended December 31, 2005 and 2004 are shown below.


                                         12 months or less       Greater than 12 months       Total
                                      ------------------------- -------------------------- --------------------------
                                      -------------------------------------------------------------------------------
                                                   Unrealized                   Unrealized                 Unrealized
                                       Fair value     losses       Fair value     losses      Fair value     losses
                                      -------------------------------------------------------------------------------
                                      ------------------------- -------------------------- --------------------------
2005:
    Fixed-maturity securities:
      U.S. government               $    1,274,306      32,522        36,823        1,206     1,311,129       33,728
      U.S. government sponsored
        agency                              52,813         821             -            -        52,813          821
      States and political subdivisions    172,846       3,294         6,860          425       179,706        3,719
      Foreign government                    70,755       1,348             -            -        70,755        1,348
      Public utilities                     392,323       6,888         7,456          522       399,779        7,410
      Corporate securities               4,433,873      98,340       388,753       23,521     4,822,626      121,861
      Mortgage-backed securities         6,338,437     184,010     1,615,179       46,728     7,953,616      230,738
      Collateralized mortgage
        obligations                          3,104          30         9,337          113        12,441          143
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total fixed-maturity securities 12,738,457     327,253     2,064,408       72,515    14,802,865      399,768
    Securities held under agreements
      to repurchase                        560,864      22,071             -            -       560,864       22,071
    Equity securities                       30,202       3,149           344            -        30,546        3,149
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total temporarily impaired
        available-for-sale securites $ 13,329,523     352,473     2,064,752       72,515    15,394,275      424,988
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

2004:
    Fixed-maturity securities:
      U.S. government                $     107,209       1,895        36,362          695       143,571        2,590
      States and political subdivisions     75,609       1,064        57,839        3,560       133,448        4,624
      Public utilities                     104,674         727        11,133          619       115,807        1,346
      Corporate securities               1,081,842      12,069       385,413       18,642     1,467,255       30,711
      Mortgage-backed securities         5,282,683      67,860         6,473           83     5,289,156       67,943
      Collateralized mortgage
        obligations                         13,468          55             -            -        13,468           55
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
        Total fixed-maturity securities  6,665,485      83,670       497,220       23,599     7,162,705      107,269
    Securities held under agreements
      to repurchase                        204,625       2,409             -            -       204,625        2,409
    Equity securities                      165,270      14,708         2,689          277       167,959       14,985
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
       Total temporarily impaired
       available-for-sale securities  $  7,035,380     100,787       499,909       23,876     7,535,289      124,663
---------------------------------------------------------------------------------------------------------------------


     As of December 31, 2005 and 2004, the number of available-for-sale investment holdings that were in an unrealized loss position was 3,855 and 1,889, respectively, for fixed maturity securities, and 7 and 15, respectively, for equity securities. The Company's unrealized losses are primarily from increases in interest rates.

     As  of  December  31,  2005,   the  Company  did  not  have  a  significant
     concentration of financial instruments in a single investee, industry, or geographic location.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

(6)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                       2005                              2004
--------------------------------------------------------------------------------------------------------------------
                                                     Carrying           Fair           Carrying           Fair
                                                      amount           value            amount           value
                                                  ---------------  ---------------  ---------------  ---------------
Financial assets
    Available-for-sale:
       Fixed-maturity securities:
          U.S. government                       $      4,652,419        4,652,419        1,090,338        1,090,338
          U.S. government sponsored
               agency                                     93,014           93,014           81,578           81,578
          States and political subdivisions              306,565          306,565          232,342          232,342
          Foreign governments                            145,020          145,020          105,599          105,599
          Public utilities                             1,192,941        1,192,941          974,531          974,531
          Corporate securities                        12,882,983       12,882,983       13,233,861       13,233,861
          Mortgage-backed securities                   9,314,509        9,314,509        8,302,397        8,302,397
          Collateralized mortgage obligations             81,526           81,526          121,881          121,881
       Equity securities                                 480,244          480,244          856,245          856,245
    Trading:
       Fixed-maturity securities:
          U.S. government                              1,244,683        1,244,683                -                -
          U.S. government sponsored agency                20,658           20,658                -                -
          States and political subdivisions               54,502           54,502                -                -
          Foreign governments                             37,469           37,469                -                -
          Public utilities                               132,705          132,705                -                -
          Corporate securities                         1,147,587        1,147,587                -                -
          Mortgage-backed securities                     654,789          654,789                -                -
       Equity securities                                  14,050           14,050                -                -
    Securities held under agreements
       to repurchase                                     562,126          562,126          204,625          204,625
    Mortgage loans                                     2,127,784        2,215,762        1,192,932        1,271,376
    Options                                              535,556          535,556          590,727          590,727
    Loans to affiliates                                  360,000          364,838          360,000          374,444
    Short-term securities                                144,214          144,214          800,463          800,463
    Policy loans                                         115,393          115,393           85,619           85,619
    Cash                                                 137,833          137,833           62,841           62,841
    Separate account assets                           16,221,972       16,221,972       12,738,275       12,738,275

Financial liabilities

    Investment contracts                              37,153,867       32,981,164       29,035,417       26,201,757
    Securities held under agreements
       to repurchase                                     559,615          559,615          206,651          206,651
    Mortgage notes payable                               106,664          113,233           87,271           93,906
    Option liability                                      34,633           34,633           32,102           32,102
    Separate account liabilities                      16,221,972       15,460,077       12,738,275       12,181,218
--------------------------------------------------------------------------------------------------------------------

     Investment contracts include certain reserves related to deferred annuity and universal life products. These reserves are included in the future policy benefit reserves and the policy and contract account balances on the Consolidated Balance Sheets.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     The fair value of fixed-maturity securities, securities held under agreements to repurchase, securities held under forward commitments, and equity securities are based primarily on independent pricing services, and in certain instances through the use of broker quotes, and other independent  information.  The  fair  value  of  mortgage  loans  has  been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. The fair value of the options is obtained from counterparties. Loans to affiliates fair value is calculated by management using the market price of a financial instrument with similar characteristics. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value. Fair values of separate account assets were determined using the fair value of the underlying investments held in segregated mutual funds.

     Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values of investment contracts are based on the amount payable on demand at December
     31. Carrying value of liabilities of funds borrowed under securities held under agreements to repurchase and securities held under forward commitments approximate fair value due to the short-term nature of these liabilities. Fair value of mortgage notes payable is present value pay-off amount, including unpaid principal balance and any applicable prepayment fees. Included in mortgage notes payable is the note for construction of an addition to the home office. Due to the short-term nature of this note unpaid principal balance is an approximate fair value (see note 11 for further information). The fair value of the option liability is obtained from counterparties. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

     Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

(7)  GOODWILL

     Goodwill at December 31, 2005 and 2004 and the changes in the balance for the years then ended are as follows:

                                                                   2005             2004
-------------------------------------------------------------------------------------------------
Balance, beginning of year                                  $        358,198         330,556

     Increased ownership in partially owned
     field marketing organizations                                    51,958          27,642
     Acquisition of broker-dealer                                     18,167               -
                                                            -------------------------------------
Balance, end of year                                        $        428,323         358,198
                                                            -------------------------------------

     There was no goodwill impairment in either 2005, 2004, or 2003.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

(8)  VALUE OF BUSINESS ACQUIRED (VOBA) AND INTANGIBLE ASSETS

     VOBA at December 31, 2005, 2004, and 2003 and the changes in the balance for the years then ended are as follows:

                                                                      2005          2004         2003
---------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $     48,517       116,123      114,759

Interest                                                                2,810         3,760        5,660
Amortization                                                           (1,417)      (39,671)     (22,276)
Cumulative adjustment - SOP 03-1                                            -       (34,753)           -
Change in shadow VOBA                                                  16,463         3,058       17,980
                                                               ------------------------------------------
Balance, end of year                                             $     66,373        48,517      116,123
                                                               -----------------------------------------

     The cumulative adjustment in 2004 relate to the adoption of SOP 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
     NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, is discussed further in the Recently Issued Accounting Pronouncements section of note 2.

     The net amortization of the VOBA in each of the next five years is expected to be:

     2006         $    (5,910)
     2007              (6,685)
     2008              (5,939)
     2009              (6,321)
     2010              (4,541)

     Intangible assets at December 31, 2005, 2004, and 2003 and the changes in the balance for the years then ended are as follows:

                                                                   2005             2004             2003
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $         34,844          37,442                -
                                                                           -
     Additions                                                        10,140               -           38,957
     Amortization                                                     (5,465)         (2,598)          (1,515)

                                                            --------------------------------------------------
                                                            --------------------------------------------------
Balance, end of year                                        $         39,519          34,844           37,442
                                                            --------------------------------------------------


     Amortization of intangible assets in each of the next five years is expected to be:

     2006        $    (4,203)
     2007             (4,166)
     2008             (4,058)
     2009             (3,785)
     2010             (2,994)

     During 2005 and 2004, there have not been any events or changes in circumstances that would warrant recoverability testing for intangible assets.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

(9)  DEFERRED ACQUISITION COSTS

     Deferred acquisition costs at December 31, 2005, 2004, and 2003 and the changes in the balance for the years then ended are as follows:

                                                                   2005             2004             2003
--------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                  $      3,077,824       2,321,379        1,724,230
                                                                           -
     Capitalization                                                1,411,789       1,322,900          885,697
     Interest                                                        139,492         109,877           97,040
     Amortization                                                   (546,402)       (482,892)        (320,908)
     Change in shadow DAC                                            244,068          19,129          (64,680)
     Cumulative adjustment - SOP 03-1                                      -        (212,569)               -

                                                            --------------------------------------------------
Balance, end of year                                        $      4,326,771       3,077,824        2,321,379
                                                            --------------------------------------------------

     The cumulative adjustment in 2004 related to the adoption of SOP 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
     NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS, is discussed further in the Recently Issued Accounting Pronouncements section in note 2.

(10) DEFERRED SALES INDUCEMENTS

     Deferred sales inducements at December 31, 2005 and 2004 and the changes in the balance for years then ended are as follows:

                                                           2005       2004
--------------------------------------------------------------------------------

Balance, beginning of year                            $    372,278          -

Reclass from policy and contract account
balances - SOP 03 -1                                             -    153,374
Cumulative adjustment - SOP 03-1                                 -     (2,842)
Deferrals                                                  245,885    305,826
Amortization                                               (52,785)   (42,872)
Change in shadow DSI                                        25,159    (41,208)
                                                    ----------------------------
Balance, end of year                                  $    590,537    372,278
                                                    ----------------------------

     Prior to the adoption of SOP 03-1 in 2004, deferred sales inducements were reported in policy and contract account balances as a contra-liability. The reclass from policy and contract account balances line in the table above represents the balance as of January 1, 2004. In addition, SOP 03-1 required the revaluation of the balance, which is reflected in the cumulative adjustment line in the table above. See further discussion in the Recently Issued Accounting Pronouncements section of note 2.

(11) MORTGAGE NOTES PAYABLE

     In April 2005, the Company entered into a loan agreement with Wells Fargo National Bank (Wells Fargo), not to exceed $95,000, as short-term financing for the construction of an addition to the Company's headquarters. At December 31, 2005, the loan had a balance of $21,666. The interest is treated as an additional advance at the end of each month and is calculated at LIBOR plus 0.625%. The loan will mature on April 1, 2007; however, prepayment is permitted. The Company was obligated to pledge to Wells Fargo FNMA, GNMA, or U.S.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     Treasury securities equal to 110% of the principal outstanding. As of December 31, 2005, the Company has pledged collateral with a fair value of $25,632 in accordance with the agreement.

     The Company has agreed to enter into a loan agreement with Northwestern Mutual Life Insurance Company in conjunction with the construction of an addition to the Company's headquarters of $65,000. In accordance with the loan agreement, the Company has pledged certain U.S. government fixed maturity securities as collateral with a market value of $2,290 as of December 31, 2005. This amount is not available to the Company until the construction phase is complete and will serve as long-term debt on the new building.

     In July 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company for the Company's headquarters. At December 31, 2005, the loan had a balance of $76,999. This 20-year, fully amortizing loan has an interest rate of 5.62%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of this mortgage were used to pay off a floating rate construction loan from Wells Fargo that the Company had used to finance the acquisition of property for, and construction of, its headquarters.

     The Company has long-term debt in the form of a mortgage on an investment in real estate in the amount of $8,000 as of December 31, 2005 and 2004. The interest on the loan is paid out each month and is calculated at 7.22% annually. The loan will mature on February 1, 2008; however, prepayment is permitted. The loan payments are interest only until the maturity date, when the principal will become due.

     Interest expense for all loans was $5,217, $3,607, and $2,261 in 2005, 2004, and 2003, respectively, and is presented in net investment income in the Consolidated Statements of Operations. The future payments required under these loans are as follows:


2006                                          $        2,403
2007                                                  24,207
2008                                                  10,688
2009                                                   2,843
2010 and beyond                                       66,524
-------------------------------------------------------------
Total                                         $      106,665
-------------------------------------------------------------

(12) ACCIDENT AND HEALTH CLAIM RESERVES

     Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2005 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     Activity in the accident and health claim reserves is summarized as follows:

                                                                     2005              2004              2003
-------------------------------------------------------------------------------------------------------------------

Balance at January 1, net of reinsurance recoverables
     of $195,333, $206,962, and $232,927, respectively        $        133,523           160,822           180,611

Adjustment primarily related to commutation and
     assumption reinsurance on blocks of business                       (1,809)          (15,215)           (1,191)

Incurred related to:
     Current year                                                      173,406           132,846           127,961
     Prior years                                                        10,148            (9,076)          (30,066)
-------------------------------------------------------------------------------------------------------------------
Total incurred                                                         183,554           123,770            97,895
-------------------------------------------------------------------------------------------------------------------

Paid related to:
     Current year                                                       56,768            41,206            37,896
     Prior years                                                       102,948            94,648            78,597
-------------------------------------------------------------------------------------------------------------------
Total paid                                                             159,716           135,854           116,493
-------------------------------------------------------------------------------------------------------------------

Balance at December 31, net of reinsurance
     recoverables of  $215,327, $195,333, and $206,962,
     respectively                                             $        155,552           133,523           160,822
-------------------------------------------------------------------------------------------------------------------

     Prior year incurreds for 2005 reflect unanticipated claim development on prior policy years for both stop loss and reinsurance assumed business. The decrease in prior year incurreds in 2004 is largely related to favorable claim development on the excess of loss medical business offset by a reserve adjustment on a reinsurance assumed arrangement. The amounts in 2003 reflect favorable claim development in excess medical business and favorable experience during the run-off of the fully insured medical and dental products.


(13) REINSURANCE

     The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses it has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     Life insurance, annuities, and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                            Percentage
                                                        Assumed            Ceded                             of amount
                                     Direct           from other          to other             Net            assumed
        Year ended                   amount            companies         companies           amount           to net
------------------------------------------------------------------------------------------------------------------------

December 31, 2005:

Life insurance in force      $        18,735,647         10,980,508         21,663,520         8,052,635         136.4%
------------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                    $           109,632             19,481             74,698            54,415          35.8%
     Annuities                           309,755             (1,262)               472           308,021          -0.4%
     Accident and health                 369,401            114,109            198,097           285,413          40.0%
------------------------------------------------------------------------------------------------------------------------

        Total premiums       $           788,788            132,328            273,267           647,849          20.4%
------------------------------------------------------------------------------------------------------------------------

December 31, 2004:

Life insurance in force      $        17,993,455         12,440,017         23,438,557         6,994,915         177.8%
------------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                    $           100,227            293,998            355,190            39,035         753.2%
     Annuities                           278,281               (620)             7,170           270,491          -0.2%
     Accident and health                 301,396            122,632            201,086           222,942          55.0%
------------------------------------------------------------------------------------------------------------------------

        Total premiums       $           679,904            416,010            563,446           532,468          78.1%
------------------------------------------------------------------------------------------------------------------------

December 31, 2003:

Life insurance in force      $        18,601,366        283,412,772        173,197,201       128,816,937         220.0%
------------------------------------------------------------------------------------------------------------------------

Premiums:
     Life                    $           102,117            492,190            345,881           248,426         198.1%
     Annuities                           238,117                283             17,761           220,639           0.1%
     Accident and health                 278,788            106,805            190,484           195,109          54.7%
------------------------------------------------------------------------------------------------------------------------

        Total premiums       $           619,022            599,278            554,126           664,174          90.2%
------------------------------------------------------------------------------------------------------------------------


     Included in reinsurance recoverables at December 31, 2005 are $1,311,480, $1,011,180, $463,245, $393,031 and $361,136 recoverable from five insurers who, as of December 31, 2005, were rated B++ or higher by A.M. Best's Insurance Reports. The Company believes significant exposure to risk with insurers with lower ratings is sufficiently mitigated at December 31, 2005.

     Effective June 30, 2005, the Company recaptured certain life and annuity business previously ceded to SCOR Life Re. Related to this transaction, the Company paid a ceding commission of $8,500 for the recapture of $311,712 in reserves and $5,956 of policyholder loans.

     Of the amounts ceded to others, the Company ceded life insurance in force of $0, $8,473, and $9,534 in 2005, 2004, and 2003, respectively, and life insurance premiums earned of $0, $30, and $5,777 in 2005, 2004, and

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     2003, respectively, to its ultimate parent, Allianz AG. The Company also ceded to Allianz AG accident and health premiums earned of $712, $7,816, and $447 in 2005, 2004, and 2003, respectively.

     As discussed in note 3, effective July 1, 2003, the Company entered into a 100% coinsurance agreement with an unrelated insurance company, RGA, to coinsure the traditional life reinsurance block of business. Related to this transaction, the Company recaptured certain traditional life reinsurance business previously ceded to Allianz AG, which resulted in a gain of $3,000 in 2003. During 2004, the Company novated the majority of the underlying contracts of this coinsurance agreement to RGA.

     Throughout 2005, 2004, and 2003, the Company entered into numerous reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group accident and health business that the Company has decided to exit. In connection with these agreements, the Company has ceded premiums of $2,158, $7,673, and $16,691 and received expense allowances of $163, $1,662, and $4,668 in 2005, 2004, and 2003, respectively.

     To minimize risk associated with terminated business throughout 2004, the Company entered into assumption reinsurance agreements whereby certain blocks of business were sold to unrelated insurance companies. Assumption reinsurance transfers all duties, obligations, and liabilities in connection with these policies to the unrelated insurance company. In connection with these agreements, the Company transferred reserves of $7,295 and recognized a gain of $0 in 2004.

     Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred revenue resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2005, 2004, and 2003, $13,807, $15,297, and
     $17,218, respectively, were amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue remaining as of December 31, 2005 and 2004 was $78,336 and $92,143, respectively.

     During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,378,267 and $2,718,601 were recorded as of December 31, 2005 and 2004, respectively, in connection with these agreements.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

(14) INCOME TAXES

     INCOME TAX EXPENSE

     Total income tax expense for the years ended December 31 are as follows:

                                                                    2005             2004             2003
---------------------------------------------------------------------------------------------------------------

Income tax expense attributable to operations:
      Current tax expense                                    $        54,032          136,211          177,057
      Deferred tax benefit                                           (20,076)         (18,531)        (113,042)
---------------------------------------------------------------------------------------------------------------
           Total income tax expense
                attributable to operations                            33,956          117,680           64,015

Tax (benefit) expense attributable to equity
      earnings of preferred stock of affiliate                             -          (13,650)          13,650
Tax expense attributable to equity earnings
      of equity method investees                                       1,606            5,554            1,756
Tax expense due to cumulative effect of
      change in accounting                                                 -            6,432                -
---------------------------------------------------------------------------------------------------------------
Total income tax expense
      attributable to net income                                      35,562          116,016           79,421

Income tax effect on equity:
      Income tax (benefit) expense allocated to
        stockholder's equity:
           Attributable to unrealized
                gains and losses on investments                     (102,934)          59,483           26,777
           Attributable to unrealized
                gains and losses on foreign exchange                     587            2,135            5,923
---------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                            $       (66,785)         177,634          112,121
---------------------------------------------------------------------------------------------------------------

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

     Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Consolidated Statements of Operations for the respective years ended December 31 as follows:

                                                                   2005             2004             2003
--------------------------------------------------------------------------------------------------------------

Income tax expense computed at
      the statutory rate                                    $        126,544         131,367           77,707
Dividends-received deductions and tax-
      exempt interest                                                (14,473)        (11,317)          (6,163)
Release of tax contingency reserve                                    (2,929)              -           (4,500)
IRS settlement                                                       (81,199)              -                -
Foreign tax, net                                                       4,848            (342)             869
Other                                                                  1,165          (2,028)          (3,898)
--------------------------------------------------------------------------------------------------------------

           Income tax expense as reported                   $         33,956         117,680           64,015
--------------------------------------------------------------------------------------------------------------

     The Company was under audit by the Internal Revenue Service (IRS) for the years ended December 31, 1991 through December 31, 2002. In June 2005, the Joint Committee on Taxation approved the settlement of a refund claim filed by the Company that related to years under audit. This refund claim resulted in a net benefit, including tax and interest, of approximately $81,199. The benefit is reflected in income tax expense attributable to operations in the Consolidated Statements of Operations. During 2005, the Company also recorded a release of tax contingency reserve as a result of the IRS finalizing their audit of years 1991 through 2002.

     Included in other for 2003 is a benefit of $5,236 resulting from a comprehensive annual review of the tax balance sheet.

     The release of tax contingency reserve for 2003 relates to favorable IRS exam settlements that had been accrued for in years prior to 2002.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

     Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability) at December 31 are as follows:

                                                                              2005                2004
-------------------------------------------------------------------------------------------------------------

Deferred tax assets:
      Provision for post-retirement benefits                         $            3,693                3,326
      Policy reserves                                                         1,529,389            1,053,515
      Impaired assets                                                            14,488               26,101
      Investment income                                                               -               44,172
      Coinsurance deferred income                                                39,976               41,780
      Expense accruals                                                           29,690               28,571
      Due and deferred premiums                                                       -                  450
      Other                                                                       3,650                8,257
-------------------------------------------------------------------------------------------------------------
           Total deferred tax assets                                          1,620,886            1,206,172
-------------------------------------------------------------------------------------------------------------

Deferred tax liabilities:
      Deferred acquisition costs                                              1,349,491              923,617
      Net unrealized gain on investments and foreign exchange                   130,511              330,497
      Depreciation/amortization                                                  23,573               19,662
      Due and deferred premiums                                                   1,733                    -
      Investment income                                                          62,194                    -
      Value of business acquired                                                 23,231               24,321
      Other                                                                       3,950                3,861
-------------------------------------------------------------------------------------------------------------
           Total deferred tax liabilities                                     1,594,683            1,301,958
-------------------------------------------------------------------------------------------------------------
Net deferred tax asset (liability)                                   $           26,203              (95,786)
-------------------------------------------------------------------------------------------------------------

     Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset, as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

     Income taxes paid by the Company were $239,034, $259,000, and $16,000 in 2005, 2004, and 2003, respectively. At December 31, 2005, the Company had a tax receivable from AZOA of $40,578, reported in other assets on the
     Consolidated Balance Sheets. At December 31, 2004, the Company had a tax payable to AZOA of $52,154, reported in other liabilities on the Consolidated Balance Sheets.

     At December 31, 2005 and 2004, the Company had a tax payable separate from the agreement with AZOA in the amount of $196 and $545, respectively. These amounts are for foreign taxes and taxes on a majority owned subsidiary.

(15) RELATED-PARTY TRANSACTIONS

     The Company recorded related-party invested assets of $360,000 and $990,029 at December 31, 2005 and 2004, respectively, representing 1% and 3.4% of total invested assets and 10.9% and 30.6% of capital for the

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz AG, which currently has an A.M. Best rating of A+.

     In September 2005, the Company purchased corporate bonds with a carrying value of $98,081 from Fireman's Fund Insurance Company (an affiliate). This transaction included $1,560 of accrued interest and resulted in no gain or loss being recorded by either party.

     During 2005, the Company participated in securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. The agent for the Company is an affiliate, Dresdner Klienwort Wasserstein. The Company had no loaned securities outstanding as of December 31, 2005. The fair value of collateral accepted that can be sold or repledged amounted to $458, of which none was sold or repledged as of December 31, 2005. During 2005, the Company earned fee revenue of $4,020 in connection with these arrangements, which is reported in net investment income on the Consolidated Statements of Operations. See further discussion in note 2.

     In December 2003, the Company entered into an agreement to lend Allianz AG $350,000. On November 30, 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. The remaining loan balance was $260,000 at December 31, 2005 and will be repaid, plus interest over ten years; semi-annual interest payments for the first five years and amortized semi-annual payments of principal and accrued interest over the last five years. The interest rate is 5.18%. Interest of $13,468 and $17,729 was earned during 2005 and 2004, respectively, and is included in net investment income on the Consolidated Statements of Operations. The loan is collateralized by 4,542 shares of Assurances Generales de France S.A., a publicly traded subsidiary of Allianz AG. These shares had a fair value of $448,494 and $340,441 at December 31, 2005 and 2004, respectively.

     In December 2002, the Company received a capital contribution from AZOA in the form of 69,149 shares of Allianz Global Risks US Insurance Company
     (AGR) preferred stock, a wholly owned subsidiary of AZOA. This resulted in additional paid-in capital of $650,000. The shares were issued at $9,400.00 per share (the Purchase Price), representing the assigned value of these shares and the amount AZOA paid for the shares in December 2002. Prior to 2005, the Company's investment in AGR preferred stock represented 23.7% of the outstanding common and preferred shares of AGR and was accounted for using the equity method of accounting (see note 2 for further discussion). Under the equity method, the Company's share of AGR's earnings was realized through equity in earnings of affiliate in the Consolidated Statements of Operations. The company had a limit to its share of AGR's earnings per the preferred shares' contractual rights of an annual, cumulative return of 6%.

     On November 30, 2004, the Company received a dividend on its investment in AGR preferred stock in the form of a $100,000 promissory note from Allianz AG. The note has an interest rate of 5.19% and a maturity date of September 28, 2006. In accordance with the equity method of accounting, the dividend received was recorded as a reduction in the investment in preferred stock of affiliate on the Consolidated Balance Sheets. The Company immediately transferred the note to AZOA in the form of a dividend. The note was transferred at fair value, which was equal to book value. The State of Minnesota Department of Commerce granted approval for the dividends paid to AZOA.

     On November 29, 2005, the Company transferred, in the form of a dividend, 10,928 shares of the AGR preferred stock with a book value of $105,000 to AZOA. The Company then sold the remaining 58,221 shares of the AGR preferred stock to AZOA for $559,408 in cash. The shares were transferred and sold at book value.

     In December 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     collateralized. The fair value of the loan was $257,878 and $265,998 at December 31, 2005 and 2004, respectively. The outstanding loan balance is included as a component of stockholder's equity in the Consolidated Balance Sheets. Interest of $15,000, $15,000, and $15,042 was earned during 2005, 2004, and 2003, respectively, and is included in net investment income on the Consolidated Statements of Operations.

     Effective January 26, 2001, the Company entered into an agreement to lend AZOA $100,000. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last seven years. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of AGR, which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $7,180, $7,180, and $7,200 was earned during 2005, 2004, and 2003, respectively, and is included in net investment income on the Consolidated Statements of Operations.

     The Company  purchases  and writes  option  contracts  with  Dresdner  Bank
     Aktiengesellschaft, a subsidiary of Allianz AG, as part of a derivative hedging strategy (see further discussion in note 2). At December 31, 2005 and 2004, options purchased were $1,314 and $9,881, respectively, and options written were $0 and $1,698, respectively.

     The Company has investment real estate properties leased to affiliates. The Company reported $3,407, $3,518, and $3,577 in 2005, 2004, and 2003, respectively, for rental income included in net investment income on the Consolidated Statements of Operations.

     The Company incurred fees for services provided by affiliated companies. The Company incurred fees of $16,736, $15,079, and $10,750 in 2005, 2004, and 2003, respectively. The Company's liability for these expenses was $56 and $32 at December 31, 2005 and 2004, respectively, and is included in accrued expenses on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

     The Company has  agreements  with  Pacific  Investment  Management  Company
     (PIMCO), an affiliate, related to its separate accounts, where the policyholders of variable annuity products may choose to invest in specific investment options managed by PIMCO. Income recognized by the Company from PIMCO for distribution and in-force related costs as a result of providing investment options to the policyholders was $2,322, $1,109, and $523 during 2005, 2004, and 2003, respectively, which is included in fee and commission revenue in the Consolidated Statements of Operations. The receivable for these fees at December 31, 2005 and 2004 was $699 and $124, respectively, which are included in receivables on the Consolidated Balance Sheets. Expenses incurred to PIMCO for management of sub-advised investment options were $3,387, $2,836, and $1,057 during 2005, 2004, and 2003, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to PIMCO was $270 and $324 at December 31, 2005 and 2004, respectively, included in accrued expenses on the Consolidated Balance Sheets.

(16) EMPLOYEE BENEFIT PLANS

     The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by ERISA. Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 2% during the first year of service and 6% after the first year of service. Participants are 100% vested in the Company's matching contribution after three years of service.

     The Company may decide to declare a profit-sharing  contribution  under the
     AAAP  based  on  the  discretion  of  Company  management.   Profit-sharing
     contributions have not been declared since 1998. Employees are not

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     required to participate in the AAAP to be eligible for the profit-sharing contribution. The Company may also declare a discretionary match following year-end. The Company declared a discretionary match of 2.5% of employees' salaries for each of the plan years ended December 31, 2005 and 2004, reported in general and administrative expenses in the Consolidated Statements of Operations and funded in 2006 and 2005, respectively. Employees are not required to participate in the AAAP to be eligible for the discretionary match.

     The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the discretion of the Company, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $10,751, $9,560, and $7,362 in 2005, 2004, and 2003, respectively, toward the AAAP matching contributions and administration expenses.

     The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain post-retirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2005 and 2004 was $811 and $9,503, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets. During 2005, the Company, for tax advantages, pre-funded its post retirement liability. The Company plans to continue pre-funding in the future.

     The Company sponsors a deferred compensation plan for a defined group of highly compensated employees, with a minimum base salary of $125,000, for the purpose of providing tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan and funds are invested the first day of each month, with the Company paying any fee expense. The accrued liability of $13,869 and $7,128 as of December 31, 2005 and 2004, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

     The Company participates in a stock based compensation plan sponsored by Allianz AG which awards certain employees Stock Appreciation Rights (SARs) and Restricted Stock Units (RSUs) that are tied to Allianz AG stock. Allianz AG determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. Expense of $6,660, $1,821, and $1,081 was recorded in 2005, 2004 and 2003 and is included in net investment income on the Consolidated Statements of Operations. The related liability of $9,502 and $2,902 as of December 31, 2005 and 2004, respectively, is recorded in accrued expenses in the Consolidated Balance Sheets. See further discussion in notes 2 and 15.

     The Company is participating in an Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz AG at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz AG determines the purchase price of the shares. Employees are given the opportunity to purchase these shares annually on a predetermined date set by Allianz AG. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $297, $281, and $295 in 2005, 2004, and 2003, respectively.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

(17) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

     Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, deferred taxes, accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

     The statutory capital and surplus of the Company's primary insurance operation, Allianz Life Insurance Company of North America (Allianz Life), as of December 31, 2005 and 2004 was $2,388,299 and $2,233,969,
     respectively. The statutory net income of Allianz Life for the years ended December 31, 2005, 2004, and 2003 was $468,803, $476,568, $198,900,
     respectively.

     Allianz Life is required to meet minimum statutory capital and surplus requirements. Allianz Life's statutory capital and surplus as of December 31, 2005 and 2004 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, Allianz Life may declare and pay from its surplus cash dividends of not more than the greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $436,834 can be paid in 2006 without prior approval of the Commissioner of Commerce.

     REGULATORY RISK-BASED CAPITAL

     An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 655% and 582% as of December 31, 2005 and 2004, respectively. Regulatory action level against a company may begin when this ratio falls below 200%.

(18) COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in various pending or threatened legal proceedings, including punative class action proceedings, arising from the conduct of their business. The Company has been notified that one of the putative class actions has been certified as a class action. At this stage of the proceedings, we cannot predict the potential outcome of these lawsuits.

     In November 2005, the Company received notice from the National Association of Securities Dealers (NASD) alleging violations of NASD rules. Management believes the ultimate resolution of the alleged violations will not have a material effect on the consolidated financial position of the Company. The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Many regulators, including the U.S. Securities and Exchange Commission (SEC), the National Association of Securities Dealers (NASD) and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Like others in the industry, the Company has been contacted by the SEC, which is investigating market timing in certain mutual funds or in variable insurance products. The Company has responded to these requests, and no further information requests have been received with respect to these matters.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements. Related investigations and proceedings may be commenced in the future. Like others in the industry, the Company and/or its affiliates have been contacted by state and federal regulatory agencies for information relating to certain of these investigations. The Company is cooperating with regulators in responding to these requests.

     Federal and state regulators are also investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies. Recently, a model regulation was approved regarding the suitability of sales to seniors. This regulation is now being revised. It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking.

     In addition, Federal regulators have commenced a number of inquiries into the EIA industry, and have issued various regulatory pronouncements. Among these are recent inquiries by the SEC and the NASD, and a regulatory pronouncement by the NASD. In the SEC inquiry, the staff of the SEC inquired of a number of issuers of unregistered EIAs as to how modern EIA products are structured; how the products are distributed; and whether certain EIAs should be required to register as securities. Like other EIA issuers, the Company was contacted regarding this matter. The Company responded, and has received no further requests for information. The NASD also has commenced various inquiries regarding EIA products. Most recently, the NASD has inquired regarding transactions that involve exchanges from variable annuities into EIAs. Like other EIA issuers, the Company was contacted regarding this matter, and is responding. In addition, the NASD in 2005 issued a regulatory Notice to Members advising NASD member firms of the unique issues raised by EIAs, and suggesting that broker-dealers consider taking various actions when their registered representatives sell EIAs as an outside business activity. As a result of this Notice to Members, certain firms have instituted enhanced procedures regarding EIA sales by the representatives, and some firms have placed restrictions on these sales.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

     The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

     pertain, if and when principals of the filed marketing organizations choose to exercise certain available options. The exercise period for the various put options ranges from five to ten years, the latest of which expires in 2011. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $139,192.

     The Company has limited partnership investments that require the commitment of capital over a period of up to five years. The Company had capital commitments of $99,508 and $99,508, of which $81,495 and $73,353 has been funded, at December 31, 2005 and 2004, respectively.

     Beginning in 2005, the Company has private placement investments that require commitments of capital within the next year. The Company had capital commitments of $37,000 at December 31, 2005 related to private placements. Funding of the private placements is expected to occur by May 31, 2006.

     The  Company  has  commercial   mortgage  loan   investments  that  require
     commitments of capital within the next year. The Company had capital commitments of $258,684 and $249,339 at December 31, 2005 and 2004, respectively. These commercial mortgage loan commitments are expected to be fully funded by January 31, 2007.

     The Company leases office space and certain furniture and equipment. Expense for all operating leases was $8,603, $7,247, and $6,100 in 2005, 2004, and 2003, respectively. The future minimum lease payments required under these operating leases are as follows:


        2006                                          $        8,632
        2007                                                   6,783
        2008                                                   4,304
        2009                                                   1,315
        2010 and beyond                                        3,443
        -------------------------------------------------------------
        Total                                         $       24,477
        -------------------------------------------------------------

     The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is five to ten years, with some leases containing renewal options. Under net leases, in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2005 are as follows:

        2006                                          $       27,374
        2007                                                  24,288
        2008                                                  22,938
        2009                                                  19,815
        2010 and beyond                                       37,654
        -------------------------------------------------------------
        Total                                         $      132,069
        -------------------------------------------------------------

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

(19) CAPITAL STRUCTURE

     The Company is authorized to issue three types of capital stock, as outlined in the table below.

                                Authorized
                                  Issued       Par value,                                  Volunatary or involuntary
                               Outstanding     per share         Redemption Rights              liquidation rights
                             --------------------------------------------------------------------------------------------------

Common Stock                       40,000,000   $     1.00            None                        None
                                   20,000,000
                                   20,000,000
-------------------------------------------------------------------------------------------------------------------------------
Preferred Stock:
Class A                            200,000,000        1.00       Designated by Board           Designated by Board
                                   authorized                  for each series issued        for each series issued
-------------------------------------------------------------------------------------------------------------------------------
Class A, Series A                   8,909,195         1.00     $35.02 per share plus an        $35.02 per share plus an
                                    8,909,195                    amount to yield a               amount to yield a
                                    8,909,195                Compounded annual return         Compounded annual return
                                                                 of 6%, after actual            of 6%, after actual
                                                                    dividends paid                 dividends paid
-------------------------------------------------------------------------------------------------------------------------------
Class A, Series B                  10,000,000         1.00     $35.02 per share plus an       $35.02 per share plus an
                                   9,994,289                    amount to yield a               amount to yield a
                                   9,994,289                  Compounded annual return        Compounded annual return
                                                                of 6%, after actual             of 6%, after actual
                                                                  dividends paid                  dividends paid
-------------------------------------------------------------------------------------------------------------------------------
Class B                           400,000,000         1.00       Designated by Board             Designated by Board
                                            0                  for each series issued          for each series issued
                                            0
-------------------------------------------------------------------------------------------------------------------------------

     Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

     Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

     As discussed in notes 2 and 15 to these consolidated financial statements, the Company had significant capital transactions with related parties during 2005, 2004, and 2003.

                                                                     (continued)

                        ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

(20) FOREIGN CURRENCY TRANSLATION

     An analysis of foreign currency translation (as described in note 2) for the respective years ended December 31 follows:

                                                                          2005             2004              2003
----------------------------------------------------------------------------------------------------------------------

Beginning amount of cumulative translation adjustments              $        6,668            2,704            (7,932)
----------------------------------------------------------------------------------------------------------------------

Aggregate adjustment for the period resulting from
      translation adjustments                                                1,678            6,099            16,559
Amount of income tax expense for period
      related to aggregate adjustment                                         (587)          (2,135)           (5,923)
----------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                 1,091            3,964            10,636
----------------------------------------------------------------------------------------------------------------------

Ending amount of cumulative translation adjustments                 $        7,759            6,668             2,704
----------------------------------------------------------------------------------------------------------------------

Canadian foreign exchange rate at end of year                       $      0.85605          0.83462           0.77140
----------------------------------------------------------------------------------------------------------------------

(21) SUBSEQUENT EVENTS

     On February 1, 2006, the Company signed an agreement to sell its ownership interest in a field marketing organization to Fireman's Fund Insurance Company (an affiliate) for $23,587 in cash.

     During 2006, the Company was notified that the principals of three of the minority-owned field marketing organizations decided to exercise their put agreements. The Company has agreed to purchase, in cash, all of the remaining stock in each entity. The Company, based on current calculations, expects to pay approximately $37,901, resulting in a reduction of cash and an increase in goodwill and other identifiable intangible assets. The transactions are expected to close in the second quarter of 2006.

                                                                     (continued)

                         ALLIANZ LIFE INSURANCE COMPANY
                        OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 2005, 2004, and 2003
                        (in thousands, except share data)

(22) SUPPLEMENTARY INSURANCE INFORMATION

     The following table summarizes certain financial information by line of business for 2005, 2004, and 2003:

                                                 As of December 31                                 For the year ended December 31
             ---------------------------------------------------------  -----------------------------------------------------------
                                   Future             Other
                                benefit reserves      policy     Net premium                     Net change   Net change
            Deferred              and policy         claims and    revenue                           in          in
             policy    Deferred    contract            other     and other       Net               deferred    policy        Other
           acquisition  Sales       account  Unearned  benefits  contract    investment   Net       sales     acquisition  operating
             costs    Inducements  balances  premiums  payable considerations  income   benefits  inducements*   costs**   expenses
----------------------------------------------------------------------------------------------------------------------------------

2005:
Life       $   148,320    2,536    1,867,883     236    24,978    54,415      27,533      46,821    (2,736)    (22,032)     34,614
Annuities    4,119,805  588,001   39,466,633       -         -   308,022   1,385,131   1,057,950  (190,365)   (961,894)  1,652,776
Accident        58,646        -      713,352  53,250   370,880   285,412      13,284     222,245         -     (20,953)     97,451
and health
-----------------------------------------------------------------------------------------------------------------------------------

           $ 4,326,771  590,537   42,047,868  53,486   395,858   647,849   1,425,948   1,327,016  (193,101) (1,004,879)  1,784,841
-----------------------------------------------------------------------------------------------------------------------------------
2004:
Life
Annuities  $   123,124        -    1,807,190     220    34,124    39,035      26,192      13,124         -     155,179      55,063
Accident     2,917,007  372,278   31,017,164       -        25   270,491   1,071,475   1,070,939  (262,954) (1,087,930)  1,521,509
and health      37,693        -      637,936  48,007   265,183   222,942      10,953     154,382         -     (17,134)     76,263
-----------------------------------------------------------------------------------------------------------------------------------

           $ 3,077,824  372,278   33,462,290  48,227   299,332   532,468   1,108,620   1,238,445  (262,954)   (949,885)  1,652,835
-----------------------------------------------------------------------------------------------------------------------------------
2003:
Life
Annuities  $   284,295        -    2,230,007     206   157,144   248,425      43,997     215,950         -      (9,662)     87,830
Accident     2,016,526        -   22,887,530       -        86   220,640   1,013,326     831,136         -    (651,890)  1,023,836
and health      20,558        -      506,352  42,439   317,568   195,109      12,186     133,592         -        (277)     66,499
-----------------------------------------------------------------------------------------------------------------------------------


           $ 2,321,379        -   25,623,889  42,645   474,798   664,174   1,069,509   1,180,678         -    (661,829)  1,178,165
-----------------------------------------------------------------------------------------------------------------------------------

*    See note 10 for aggregate gross amortization of deferred sales inducements.
**   See note 9 for aggregate gross amortization of policy acquisition costs.

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Report of independent Registered Public Acounting Firm.
          2.  Consolidated Balance Sheets as of December 31, 2005 and 2004.
          3. Consolidated Statements of operations for the years ended December 31, 2005, 2004 and 2003.
          4. Consolidated Statements of comprehensive Income (Loss) for the year ended December 31, 2005, 2004, and 2003
          5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003.
          6.  Consolidated Statements of Cash Flows for the years ended
              December 31, 2005, 2004 and 2003.
          7. Notes to Consolidated Financial Statements - December 31, 2005, 2004 and 2003.

          The following financial statements of the Company are included in Part B hereof.

          1. Report of independent Registered Public Acounting Firm.
          2. Statements of Assets and Liabilities as of December 31, 2005.
          3. Statements of Operations for the period ended December 31, 2005.
          4. Statements of Changes in Net Assets for the years ended
             December 31, 2005 and 2004.
          5. Notes to Financial Statements - December 31, 2005.

          b.  Exhibits

          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (1)
          2.  Not Applicable
          3.  a. Principal Underwriter Agreement (3)
              b. Selling Agreement (5)
          4.  Individual Variable Annuity Contract (2)
          5.  Application for Individual Variable Annuity Contract (2)
          6.  (a)  Copy of Articles of Incorporation of the Company (1)
              (b)  Copy of the Bylaws of the Company (1)
          7.  Not Applicable

       8.a.Form of Fund Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC(3)
        b. Form of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership (15)
        c. Form of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, Prudential Investment Management Services LLC and Allianz Life Insurance
           Company of North America (5)
        d. Copy of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Allianz Life Insurance Company of North America (15)
        e. Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset
           Management Inc. and Allianz Life Insurance Company of North
           America(6)
        f. Copy of Fund Participation Agreement between USAllianz Variable Products Fund of Funds Trust and BISYS Fund Services Limited Partnership (15)
        g. Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc, Van Kampen Asset Management and Allianz Life of North America (6)
        h. Form of Fund Participation Agreement between Van Kampen Funds, Inc., and USAllianz Investor Services, LLC (6)
        i. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc. (6)
        j. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation. (6)
        k. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc. (6)
        l. Portfolio Management Agreement between USAllianz Advisers,
           LLC, USAllianz Variable Insurance Products Trust, and PIMCO
           Advisers L.P. (6)
        m. Form of Fund Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America (8)
        n. Form of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance Company of North America (8)
        o. Form of Fund Participation Agreement between Seligman Portfolios,
           Inc. and Allianz Life Insurance Company of North America (8)
        p. Form of Fund Participation Agreement between Dreyfus Investment
           Portfolios and Allianz Life Insurance Company of North America
        q. Copy of Portfolio Management Agreement bewteen USAllianz Advisers, LLC and OppenheimerFunds, Inc.(10)
        r. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P.(12)
        s. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and The Dreyfus Corporation(12)
        t. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Founders Asset Management LLC(12)
        u. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Jennison Associates, LLC (15)
        v. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Franklin Advisory Services, LLC (15)
        w. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Legg Mason
           Funds Management, Inc. (14)
        x. Copy of Portfolio Management Agreement between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust and Salomon
           Brothers Asset Management, Inc.(16)
        y. Copy of Service Agreement between Oppenheimer Funds, Inc and Allianz Life Insurance Company of North America.(13)
        z. Copy of Service Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America.(13)
       aa. Copy of Service Agreement between Prudential Investment Management
           Services LLC & Allianz Life Insurance Company of North America. (13) ab. Copy of Service Agreement between J.& W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America. (13) ac. Copy of Administration Agreement between Franklin Templeton Services,
           LLC and Allianz Life Insurance Company of North America (15) ad. Copy of Business Agreement between Franklin Templeton Distributors,
           Inc. and Allianz Life Insurance Company of North America (15) ae. Copy of Subadvisory Agreement between Allianz Life Advisers, LLC and
           Neuberger Berman Management Inc.(dated May 1, 2006)(16) af. Copy of Subadvisory Agreement between Allianz Life Advisers, LLC and
           OppenheimerFunds, Inc.(dated May 1, 2006)(16) ag. Form of Subadvisory Agreement between Allianz Life Advisers, LLC and
           Pacific Investment Management Company LLC(16) ah. Copy of Subadvisory Agreement between Allianz Life Advisers, LLC and
           Van Kampen Asset Management(dated May 1, 2006)(16) ai. Form of Participation Agreement between Allianz Life Premier VIT and
           Allianz Global Investors Deistributors LLC(16) aj. Form of Service Agreement between Allianz Life and OpCap
           Advisors LLC(16)
       9.  Opinion and Consent of Counsel*
      10.  Consent of Independent Registered Public Accounting Firm*
      11.  Not Applicable
      12.  Not Applicable
      13.  Powers of Attorney(16)

         * Filed herewith

 (1)Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 electronically filed on October 24, 1995.
 (2)Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 electronically filed on April 18, 1996
 (3)Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Form N-4 electronically filed on April 25, 1997
 (4)Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Form N-4 electronically filed on November 12, 1999
 (5)Incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Form N-4 electronically filed on April 28, 2000
 (6)Incorporated by reference to Pre-Effective Amendment No. 14 to Registrant's Form N-4/A (File Nos. 333-63719 and 811-05618) electronically filed on December 28, 2000.
 (7)Incorporated by reference to Post-Effective  Amendment No.3 to Allianz
    Life Variable Account A's Registrant's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on December 29, 1999
 (8)Incorporated by reference to Registrant's Form N-4 (File Nos. 33-72046 and 811-05618) electronically filed on April 26, 2001
 (9)Incorporated by reference to Registrant's Form N-4 (File Nos.33-72046 and 811-05618 electronically filed on November 2, 2001.
(10)Incorporated by reference to Post-Effective No. 18 to Registrant's Form N-4 (File Nos. 33-72046 and 811-05618 electronically filed on April 24, 2003.
(11)Incorporated by reference to Registrant's Post-Effective Amendment No.1 to Form N-4 (File Nos. 333-101812 and 811-05618) electronically filed on October 6, 2003.
(12)Incorporated by reference to Registrant's Pre-Effective Amendment No.2 to Registrant's Form N-4(File Nos. 333-111049 and 811-05618) electronically filed on April 2,2004.
(13)Incorporated by reference to Registrant's Post-Effective Amendment No.12 to Registrant's Form N-4(File Nos. 333-95729 and 811-05618) electronically filed on April 26,2004.
(14)Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on December 28, 2004.
(15)Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.
(16)Incorporated by reference from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on April 27, 2006.

Item 25. Officers and directors of Allianz Life Insurance Company of North America.

Unless noted otherwise, all officers and directors have the following principal business address:

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

              ---------------------------------------- ------------------------------------------------------------
              Name                                     Position and offices
              ---------------------------------------- ------------------------------------------------------------
              Robert MacDonald                         Director
              ---------------------------------------- ------------------------------------------------------------
              Mark A. Zesbaugh                         Director, Chief Executive Officer and President
              ---------------------------------------- ------------------------------------------------------------
              Charles M. Kavitsky                      Director
              ---------------------------------------- ------------------------------------------------------------
              Gabrielle M. Matzdorff                   Senior Vice President and Chief Financial Officer
              ---------------------------------------- ------------------------------------------------------------
              Neil H. McKay                            Senior Vice President and Chief Actuary
              ---------------------------------------- ------------------------------------------------------------
              Volker Staeven                           Senior Vice President, Chief Risk Officer
              ---------------------------------------- ------------------------------------------------------------
              Douglas P. Reynolds                      Senior Vice President and Chief Operating Officer
              ---------------------------------------- ------------------------------------------------------------
              Denise M. Blizil                         Senior Vice President, Enterprise Services
              ---------------------------------------- ------------------------------------------------------------
              Wayne A. Robinson                        Senior Vice President, Chief Legal Officer and Secretary
              ---------------------------------------- ------------------------------------------------------------
              Patrick M. Foley                         Senior Vice President, Chief Marketing Officer
              ---------------------------------------- ------------------------------------------------------------
              Tyrus R. Campbell                        Senior Vice President, Treasurer
              ---------------------------------------- ------------------------------------------------------------
              Jan R. Carendi                           Director and Chairman of the Board
              Allianz AG
              Koenigin Strasse 28
              D-80802
              Munich, Germany
              ---------------------------------------- ------------------------------------------------------------
              Dr. Helmut Perlet                        Director
              Allianz AG (Holding)
              Koniginstr 28
              80802 Munchen
              Germany
              ---------------------------------------- ------------------------------------------------------------
              James Campbell                           Director
              c/o Wells Fargo and Company
              Wells Fargo Center
              Sixth & Marquette
              Minneapolis, MN 55479-0116
              ---------------------------------------- ------------------------------------------------------------
              Reverend Dennis Dease                    Director
              c/o University of St. Thomas
              215 Summit Avenue
              St. Paul, MN  55105-1096
              ---------------------------------------- ------------------------------------------------------------
              Peter Huehne                             Director
              Fireman's Fund Insurance Co.
              777 San Marin Drive
              Novato, CA 94998
              ---------------------------------------- ------------------------------------------------------------
              Michael P. Sullivan                      Director
              7505 Metro Boulevard
              Minneapolis, MN 55439
              ---------------------------------------- ------------------------------------------------------------
              Ralph Stangis                            Director
              Kaplan Strangis & Kaplan PA
              5500 Norwest Center
              Minneapolis, MN 55402-4126
              ---------------------------------------- ------------------------------------------------------------



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


The Company organizational chart is incoporated by reference from Post-Effective Amendment No.11 to Registrant's Form N-4 (file Nos.333-95729 and 811-05618) electronically filed on April 25, 2003.

Item 27.    Number of Contract Owners

As of March 31, 2006, there were 4,482 qualified Contract Owners and 11,163 non-qualified Contract Owners with Contracts in the separate account.

Item 28.    Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a.   Allianz  Life  Financial  Services,   LLC  (previously  USAllianz  Investor
     Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life  of NY Variable  Account  C


b.   The  following  are  the  officers   (managers)  and  directors  (Board  of
     Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                            Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Frank Tonnemaker           Chief Manager, Chief Executive Officer, President and Governor

Tracy H. Gardner           Senior Vice President and Governor

Michael M. Ahles           Chief Financial Officer, Senior Vice President, Treasurer and Governor

Catherine Q. Farley        Senior Vice President

Carol B.Shaw               Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President-Sales

Jeffrey W. Kletti          Senior Vice President

Wayne Peterson             Chief Compliance Officer

Stewart D. Gregg           Secretary

Wayne A. Robinson          Assistant Secretary


     c.

For the period 1-1-2005 to 12-31-2005
-------------------------------------------------------------------------------------------------------
                                        Net Underwriting
                                        Discounts and     Compensation    Brokerage
Name of Principal Underwriter           Commissions       on Redemption   Commissions   Compensation
-------------------------------------------------------------------------------------------------------
Allianz Life Financial Services, LLC    $232,330,089.74    $0             $0            $0
-------------------------------------------------------------------------------------------------------

The $232,330,089.74 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.


Item 30. Location of Accounts and Records

Nikki Krakow, Sr. VP and Controller, whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.    Management Services

Not Applicable

Item 32.    Undertakings

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                                 REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 27th of April, 2006.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Securities Counsel



                                 By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By:   Mark A. Zesbaugh*
                                     --------------------------------
                                        Mark A. Zesbaugh
                                        Chief Executive Officer and President


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 27th day of April, 2006.

Signature  and  Title

Jan R. Carendi*            Director and Chairman of the Board
Jan R. Carendi

Mark A. Zesbaugh*          Director, Chief Executive Officer and President
Mark A. Zesbaugh

Gabby Matzdorff*           Senior Vice President and Chief Financial Officer
Gabby Matzdorff

Robert W. MacDonald*       Director
Robert W. MacDonald

Michael P. Sullivan*       Director
Michael P. Sullivan

Rev. Dennis J. Dease*      Director
Rev. Dennis J. Dease

James R. Campbell*         Director
James R. Campbell

Peter Huehne*              Director
Peter Huehne

Ralph Strangis*            Director
Ralph Strangis

Dr. Helmut Perlet*         Director
Dr. Helmut Perlet

Charles Kavitsky*          Director
Charles Kavitsky


                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By: /S/ STEWART D. GREGG
                                      ------------------------------
                                           Stewart D. Gregg
                                           Senior Securities Counsel


                                   *By Power of Attorney filed as Exhibit 13
                                     to this Registration Statement.

                                     By: /s/ STEWART D. GREGG
                                         --------------------
                                         Stewart D. Gregg
                                         Senior Securities Counsel

                                    EXHIBITS
                                       TO
                         POST-EFFECTIVE AMENDMENT NO. 21
                                       TO
                                    FORM N-4

                       (File Nos. 33-72046 and 811-05618)

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                INDEX TO EXHIBITS


Exhibit
EX-99.B9     Opinion and Consent of Counsel
EX-99.B10    Consent of Independent Registered Public Accounting Firm